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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09913

AIM Counselor Series Trust (Invesco Counselor Series Trust)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	8/31

Date of reporting period:	2/28/17

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	February 28, 2017

Invesco American Franchise Fund
Nasdaq:
A: VAFAX ∎ B: VAFBX ∎ C: VAFCX ∎ R: VAFRX ∎ Y: VAFIX ∎ R5: VAFNX ∎ R6: VAFFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 8/31/16 to 2/28/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	9.71%
Class B Shares	9.73
Class C Shares	9.34
Class R Shares	9.61
Class Y Shares	9.86
Class R5 Shares	9.91
Class R6 Shares	9.94
S&P 500 Index▼ (Broad Market Index)	10.01
Russell 1000 Growth Index▼ (Style-Specific Index)	9.15
Lipper Large-Cap Growth Funds Index∎ (Peer Group Index)	7.67
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Large-Cap Growth Funds Index is an unmanaged index considered representative of large-cap growth funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by  visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your  Fund; then click on its name to access its product detail page. There, you can learn  more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals  share their insights about market and economic news and trends.

2                      Invesco American Franchise Fund

Average Annual Total Returns
As of 2/28/17, including maximum applicable sales charges

Class A Shares
Inception (6/23/05)	7.88%
10 Years	7.15
5 Years	10.78
1 Year	18.74

Class B Shares
Inception (6/23/05)	7.98%
10 Years	7.41
5 Years	11.79
1 Year	20.55

Class C Shares
Inception (6/23/05)	7.62%
10 Years	7.00
5 Years	11.22
1 Year	23.69

Class R Shares
10 Years	7.49%
5 Years	11.76
1 Year	25.27

Class Y Shares
Inception (6/23/05)	8.66%
10 Years	8.03
5 Years	12.32
1 Year	25.95

Class R5 Shares
10 Years	8.00%
5 Years	12.44
1 Year	26.00

Class R6 Shares
10 Years	7.97%
5 Years	12.48
1 Year	26.13

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen American Franchise Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen American Franchise Fund (renamed Invesco American Franchise Fund). Returns shown above, prior to June 1, 2010, for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco American Franchise Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R shares incepted on May 23, 2011. Performance shown prior to that date is that of the predecessor fund’s

Average Annual Total Returns
As of 12/31/16, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (6/23/05)	7.15%
10 Years	6.15
5 Years	11.62
1 Year	-3.60

Class B Shares
Inception (6/23/05)	7.25%
10 Years	6.38
5 Years	12.65
1 Year	-2.84

Class C Shares
Inception (6/23/05)	6.90%
10 Years	5.98
5 Years	12.05
1 Year	0.34

Class R Shares
10 Years	6.48%
5 Years	12.62
1 Year	1.86

Class Y Shares
Inception (6/23/05)	7.93%
10 Years	7.00
5 Years	13.17
1 Year	2.34

Class R5 Shares
10 Years	6.99%
5 Years	13.30
1 Year	2.46

Class R6 Shares
10 Years	6.95%
5 Years	13.32
1 Year	2.51

Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares.

    Class R5 shares incepted on December 22, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance.

Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.08%, 1.08%, 1.83%, 1.33%, 0.83%, 0.71% and 0.63%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                      Invesco American Franchise Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco American Franchise Fund

Schedule of Investments(a)

February 28, 2017

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.20%
Aerospace & Defense–1.54%
Raytheon Co.	940,449	$144,970,213

Air Freight & Logistics–0.64%
FedEx Corp.	312,392	60,285,408

Airlines–0.43%
Southwest Airlines Co.	695,221	40,183,774

Application Software–2.11%
salesforce.com, inc.(b)	2,440,115	198,503,355

Biotechnology–8.13%
Alexion Pharmaceuticals, Inc.(b)	1,011,944	132,817,650
Amgen Inc.	686,874	121,253,867
Biogen Inc.(b)	349,957	100,997,590
BioMarin Pharmaceutical Inc.(b)	594,914	55,880,272
Celgene Corp.(b)	2,218,875	274,053,252
Incyte Corp.(b)	614,608	81,804,325
		766,806,956

Cable & Satellite–4.39%
Charter Communications, Inc.–Class A(b)	179,800	58,086,188
Comcast Corp.–Class A	2,367,745	88,601,018
DISH Network Corp.–Class A(b)	4,306,692	267,014,904
		413,702,110

Commodity Chemicals–0.46%
LyondellBasell Industries N.V.–Class A	476,635	43,488,177

Consumer Electronics–2.69%
Sony Corp. (Japan)	8,187,200	253,528,750

Consumer Finance–1.04%
Synchrony Financial	2,716,781	98,456,144

Data Processing & Outsourced Services–6.52%
First Data Corp.–Class A(b)	10,097,299	162,566,514
Mastercard Inc.–Class A	1,900,685	209,949,665
Visa Inc.–Class A	2,749,944	241,830,075
		614,346,254

Environmental & Facilities Services–1.00%
Republic Services, Inc.	1,519,055	94,105,457

Fertilizers & Agricultural Chemicals–0.63%
Monsanto Co.	525,113	59,773,613

Financial Exchanges & Data–0.25%
S&P Global Inc.	184,053	23,829,342

Home Entertainment Software–4.37%
Activision Blizzard, Inc.	4,247,293	191,680,333
Electronic Arts Inc.(b)	1,799,991	155,699,221
Nintendo Co., Ltd. (Japan)	307,600	64,360,059
		411,739,613

Home Improvement Retail–3.07%
Lowe’s Cos., Inc.	3,890,992	289,373,075

	Shares	Value
Hotels, Resorts & Cruise Lines–2.20%
Carnival Corp.	933,078	$52,205,714
Royal Caribbean Cruises Ltd.	1,619,685	155,651,729
		207,857,443

Household Appliances–0.65%
Whirlpool Corp.	340,812	60,865,615

Housewares & Specialties–0.41%
Newell Brands, Inc.	787,026	38,587,885

Industrial Conglomerates–0.29%
Honeywell International Inc.	221,416	27,566,292

Industrial Gases–0.71%
Air Products and Chemicals, Inc.	473,769	66,550,332

Industrial Machinery–0.48%
Stanley Black & Decker Inc.	357,065	45,400,815

Internet & Direct Marketing Retail–8.39%
Amazon.com, Inc.(b)	748,808	632,772,712
Priceline Group Inc. (The)(b)	91,661	158,035,480
		790,808,192

Internet Software & Services–13.68%
Alibaba Group Holding Ltd.– ADR (China)(b)(c)	1,493,347	153,665,406
Alphabet Inc.–Class A(b)	741,115	626,190,297
Facebook, Inc.–Class A(b)	3,761,824	509,877,625
		1,289,733,328

Investment Banking & Brokerage–1.99%
Charles Schwab Corp. (The)	2,144,725	86,668,337
Goldman Sachs Group, Inc. (The)	407,302	101,035,334
		187,703,671

Life Sciences Tools & Services–0.75%
Thermo Fisher Scientific, Inc.	446,972	70,478,545

Managed Health Care–1.86%
UnitedHealth Group Inc.	1,060,042	175,309,746

Movies & Entertainment–0.66%
Time Warner Inc.	631,405	62,010,285

Oil & Gas Equipment & Services–1.54%
Halliburton Co.	2,716,121	145,203,829

Oil & Gas Exploration & Production–2.87%
Anadarko Petroleum Corp.	2,061,140	133,252,701
Parsley Energy, Inc.–Class A(b)	1,124,189	34,164,104
Pioneer Natural Resources Co.(c)	553,345	102,905,569
		270,322,374

Packaged Foods & Meats–1.28%
Mondelez International, Inc.–Class A	1,147,221	50,385,947
Tyson Foods, Inc.–Class A	1,121,579	70,165,982
		120,551,929

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco  American Franchise Fund

	Shares	Value
Pharmaceuticals–4.98%
Allergan PLC	849,006	$207,853,649
Eli Lilly and Co.	901,125	74,622,161
Merck & Co., Inc.	1,578,072	103,947,603
Zoetis Inc.	1,550,718	82,668,776
		469,092,189

Semiconductors–2.88%
Broadcom Ltd.	801,491	169,058,496
NVIDIA Corp.	639,075	64,853,331
QUALCOMM, Inc.	668,191	37,739,428
		271,651,255

Soft Drinks–0.67%
Monster Beverage Corp.(b)	1,528,754	63,351,566

Specialized Consumer Services–0.39%
Service Corp. International	1,183,538	36,370,123

Specialized REIT’s–0.40%
American Tower Corp.	332,843	38,207,048

Specialty Chemicals–1.72%
Ecolab Inc.	542,646	67,271,825
Sherwin-Williams Co. (The)	308,106	95,063,025
		162,334,850

Systems Software–2.88%
Microsoft Corp.	3,584,653	229,346,099
ServiceNow, Inc.(b)	488,459	42,456,856
		271,802,955

Technology Hardware, Storage & Peripherals–5.13%
Apple Inc.	3,527,010	483,165,100

	Shares	Value
Tobacco–3.18%
Altria Group, Inc.	1,097,558	$82,229,045
Philip Morris International Inc.	1,986,385	217,211,200
		299,440,245

Wireless Telecommunication Services–1.94%
Sprint Corp.(b)	20,778,329	183,057,079
Total Common Stocks & Other Equity Interests (Cost $6,000,439,498)		9,350,514,932

Money Market Funds–0.72%
Government & Agency Portfolio–Institutional Class, 0.47%(d)	40,953,111	40,953,111
Treasury Portfolio–Institutional Class, 0.41%(d)	27,302,076	27,302,076
Total Money Market Funds (Cost $68,255,187)		68,255,187
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.92% (Cost $6,068,694,685)		9,418,770,119

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.01%
Government & Agency Portfolio–Institutional Class, 0.47% (Cost $1,398,556)(d)(e)	1,398,556	1,398,556
TOTAL INVESTMENTS–99.93% (Cost $6,070,093,241)		9,420,168,675
OTHER ASSETS LESS LIABILITIES–0.07%		6,312,246
NET ASSETS–100.00%		$9,426,480,921

Investment Abbreviations:

ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2017.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of February 28, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of February 28, 2017

Information Technology	37.6%
Consumer Discretionary	22.8
Health Care	15.7
Consumer Staples	5.1
Energy	4.4
Industrials	4.4
Materials	3.5
Financials	3.3
Telecommunication Services	2.0
Real Estate	0.4
Money Market Funds Plus Other Assets Less Liabilities	0.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco  American Franchise Fund

Statement of Assets and Liabilities

February 28, 2017

(Unaudited)

Assets:
Investments, at value (Cost $6,000,439,498)*	$9,350,514,932
Investments in affiliated money market funds, at value and cost	69,653,743
Total investments, at value (Cost $6,070,093,241)	9,420,168,675
Foreign currencies, at value (Cost $525)	1,453
Receivable for:
Investments sold	89,091,982
Fund shares sold	4,034,986
Dividends	6,956,674
Investment for trustee deferred compensation and retirement plans	2,528,752
Other assets	148,069
Total assets	9,522,930,591

Liabilities:
Payable for:
Investments purchased	75,281,474
Fund shares reacquired	9,607,596
Dividends	37
Collateral upon return of securities loaned	1,398,556
Accrued fees to affiliates	4,942,742
Accrued trustees’ and officers’ fees and benefits	19,011
Accrued other operating expenses	2,352,146
Trustee deferred compensation and retirement plans	2,848,108
Total liabilities	96,449,670
Net assets applicable to shares outstanding	$9,426,480,921

Net assets consist of:
Shares of beneficial interest	$6,002,557,410
Undistributed net investment income (loss)	(13,064,383)
Undistributed net realized gain	86,912,848
Net unrealized appreciation	3,350,075,046
$9,426,480,921

Net Assets:
Class A	$8,592,369,817
Class B	$82,514,006
Class C	$369,251,763
Class R	$29,618,250
Class Y	$173,944,313
Class R5	$57,750,678
Class R6	$121,032,094

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	480,351,881
Class B	4,742,017
Class C	22,133,019
Class R	1,681,912
Class Y	9,558,767
Class R5	3,169,502
Class R6	6,617,526
Class A:
Net asset value per share	$17.89
Maximum offering price per share
(Net asset value of $17.89 ÷ 94.50%)	$18.93
Class B:
Net asset value and offering price per share	$17.40
Class C:
Net asset value and offering price per share	$16.68
Class R:
Net asset value and offering price per share	$17.61
Class Y:
Net asset value and offering price per share	$18.20
Class R5:
Net asset value and offering price per share	$18.22
Class R6:
Net asset value and offering price per share	$18.29

*	At February 28, 2017, securities with an aggregate value of $1,362,194 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco  American Franchise Fund

Statement of Operations

For the six months ended February 28, 2017

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $77,041)	$43,195,589
Dividends from affiliated money market funds (includes securities lending income of $9,984)	158,310
Total investment income	43,353,899

Expenses:
Advisory fees	26,553,282
Administrative services fees	372,769
Custodian fees	113,201
Distribution fees:
Class A	10,216,460
Class B	121,842
Class C	1,787,354
Class R	71,238
Transfer agent fees — A,B,C,R and Y	8,158,693
Transfer agent fees — R5	24,544
Transfer agent fees — R6	2,358
Trustees’ and officers’ fees and benefits	127,746
Registration and filing fees	83,485
Reports to shareholders	1,865,321
Professional services fees	45,516
Other	108,467
Total expenses	49,652,276
Less: Fees waived and expense offset arrangement(s)	(125,249)
Net expenses	49,527,027
Net investment income (loss)	(6,173,128)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $71,992)	264,111,923
Foreign currencies	(97,983)
264,013,940
Change in net unrealized appreciation (depreciation) of:
Investment securities	589,242,755
Foreign currencies	(25,156)
589,217,599
Net realized and unrealized gain	853,231,539
Net increase in net assets resulting from operations	$847,058,411

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco  American Franchise Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2017 and the year ended August 31, 2016

(Unaudited)

	February 28, 2017	August 31, 2016
Operations:
Net investment income (loss)	$(6,173,128)	$(5,205,861)
Net realized gain	264,013,940	394,895,687
Change in net unrealized appreciation	589,217,599	299,342,179
Net increase in net assets resulting from operations	847,058,411	689,032,005

Distributions to shareholders from net realized gains:
Class A	(315,570,815)	(404,436,791)
Class B	(3,788,050)	(7,572,828)
Class C	(14,719,499)	(19,559,023)
Class R	(1,131,439)	(1,576,213)
Class Y	(5,919,585)	(7,356,909)
Class R5	(2,009,822)	(2,447,999)
Class R6	(4,503,505)	(3,991,542)
Total distributions from net realized gains	(347,642,715)	(446,941,305)

Share transactions–net:
Class A	(117,564,426)	(286,789,679)
Class B	(33,594,646)	(55,638,345)
Class C	(15,400,696)	(19,536,713)
Class R	(587,138)	(2,647,321)
Class Y	17,320,673	(9,414,064)
Class R5	794,649	1,812,719
Class R6	(6,673,756)	26,177,006
Net increase (decrease) in net assets resulting from share transactions	(155,705,340)	(346,036,397)
Net increase (decrease) in net assets	343,710,356	(103,945,697)

Net assets:
Beginning of period	9,082,770,565	9,186,716,262
End of period (includes undistributed net investment income (loss) of $(13,064,383) and $(6,891,255), respectively)	$9,426,480,921	$9,082,770,565

Notes to Financial Statements

February 28, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco American Franchise Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of fourteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to seek long-term capital appreciation.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

9                         Invesco  American Franchise Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors

10                         Invesco  American Franchise Fund

include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

11                         Invesco  American Franchise Fund

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.695%
Next $250 million	0.67%
Next $500 million	0.645%
Next $550 million	0.62%
Next $3.45 billion	0.60%
Next $250 million	0.595%
Next $2.25 billion	0.57%
Next $2.5 billion	0.545%
Over $10 billion	0.52%

For the six months ended February 28, 2017, the effective advisory fees incurred by the Fund was 0.59%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2018, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 28, 2017, the Adviser waived advisory fees of $51,132.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

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Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A, Class B, Class C and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to 0.50% of Class R average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended February 28, 2017, expenses incurred under these arrangements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2017, IDI advised the Fund that IDI retained $242,211 in front-end sales commissions from the sale of Class A shares and $3,648, $935 and $6,345 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended February 28, 2017, the Fund incurred $17,256 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2017, all of the securities in the Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2017, the Fund engaged in securities purchases of $23,000,951 and securities sales of $5,445,635, which resulted in net realized gains of $71,992.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $74,117.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

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NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2016, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
August 31, 2017	$51,059,727	$—	$51,059,727

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2017 was $2,240,223,562 and $2,701,009,462, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$3,332,025,694
Aggregate unrealized (depreciation) of investment securities	(27,037,784)
Net unrealized appreciation of investment securities	$3,304,987,910

Cost of investments for tax purposes is $6,115,180,765.

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NOTE 10—Share Information

	Summary of Share Activity
	Six months ended February 28, 2017(a)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	5,205,713	$89,023,618	11,018,677	$178,385,249
Class B	63,459	1,050,655	76,428	1,198,972
Class C	670,412	10,709,892	1,373,794	21,088,137
Class R	126,688	2,133,795	385,728	6,135,501
Class Y	2,644,295	45,916,418	2,425,004	39,927,655
Class R5	362,654	6,354,637	866,249	14,040,010
Class R6	200,609	3,486,969	2,687,395	41,141,890

Issued as reinvestment of dividends:
Class A	18,006,443	299,267,087	23,357,342	381,892,508
Class B	230,789	3,731,860	468,373	7,456,502
Class C	891,176	13,831,052	1,189,374	18,352,040
Class R	69,116	1,131,439	97,598	1,576,212
Class Y	289,922	4,899,682	382,605	6,339,768
Class R5	118,755	2,009,335	147,701	2,447,403
Class R6	265,224	4,503,505	240,310	3,991,543

Automatic conversion of Class B shares to Class A shares:
Class A	1,761,361	30,313,066	2,986,781	48,313,269
Class B	(1,809,737)	(30,313,066)	(3,066,056)	(48,313,269)

Reacquired:
Class A	(31,418,534)	(536,168,197)	(55,216,726)	(895,380,705)
Class B	(484,825)	(8,064,095)	(1,015,764)	(15,980,550)
Class C	(2,502,101)	(39,941,640)	(3,870,093)	(58,976,890)
Class R	(229,338)	(3,852,372)	(650,883)	(10,359,034)
Class Y	(1,928,048)	(33,495,427)	(3,373,005)	(55,681,487)
Class R5	(433,781)	(7,569,323)	(892,248)	(14,674,694)
Class R6	(834,303)	(14,664,230)	(1,111,779)	(18,956,427)
Net increase (decrease) in share activity	(8,734,051)	$(155,705,340)	(21,493,195)	$(346,036,397)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 25% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                         Invesco  American Franchise Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/28/17	$16.96	$(0.01)	$1.61	$1.60	$—	$(0.67)	$(0.67)	$17.89	9.71%		$8,592,370	1.09	%(d)	1.09	%(d)	(0.12	)%(d)	25%
Year ended 08/31/16	16.49	(0.01)	1.30	1.29	—	(0.82)	(0.82)	16.96	7.99		8,253,739	1.08		1.08		(0.04)		59
Year ended 08/31/15	18.07	(0.05)	0.08	0.03	—	(1.61)	(1.61)	16.49	0.27		8,320,796	1.05		1.05		(0.28)		74
Year ended 08/31/14	14.82	(0.04)	3.99	3.95	(0.02)	(0.68)	(0.70)	18.07	27.22		9,034,217	1.08		1.08		(0.27)		77
Year ended 08/31/13	12.47	0.02	2.33	2.35	(0.00)	—	(0.00)	14.82	18.89		5,428,321	1.06		1.14		0.17		80
Year ended 08/31/12	11.72	(0.01)	0.88	0.87	—	(0.12)	(0.12)	12.47	7.55		4,728,364	1.05		1.18		(0.05)		96
Class B
Six months ended 02/28/17	16.51	(0.01)	1.57	1.56	—	(0.67)	(0.67)	17.40	9.73	(e)	82,514	1.09	(d)(e)	1.09	(d)(e)	(0.12	)(d)(e)	25
Year ended 08/31/16	16.08	(0.01)	1.26	1.25	—	(0.82)	(0.82)	16.51	7.94	(e)	111,323	1.08	(e)	1.08	(e)	(0.04	)(e)	59
Year ended 08/31/15	17.66	(0.05)	0.08	0.03	—	(1.61)	(1.61)	16.08	0.27	(e)	165,265	1.05	(e)	1.05	(e)	(0.28	)(e)	74
Year ended 08/31/14	14.50	(0.04)	3.90	3.86	(0.02)	(0.68)	(0.70)	17.66	27.20	(e)	247,220	1.08	(e)	1.08	(e)	(0.27	)(e)	77
Year ended 08/31/13	12.20	0.02	2.28	2.30	(0.00)	—	(0.00)	14.50	18.90	(e)	226,796	1.06	(e)	1.14	(e)	0.17	(e)	80
Year ended 08/31/12	11.47	(0.01)	0.86	0.85	—	(0.12)	(0.12)	12.20	7.54	(e)	273,177	1.05	(e)	1.18	(e)	(0.05	)(e)	96
Class C
Six months ended 02/28/17	15.92	(0.07)	1.50	1.43	—	(0.67)	(0.67)	16.68	9.34		369,252	1.84	(d)	1.84	(d)	(0.87	)(d)	25
Year ended 08/31/16	15.64	(0.12)	1.22	1.10	—	(0.82)	(0.82)	15.92	7.18		367,233	1.83		1.83		(0.79)		59
Year ended 08/31/15	17.34	(0.17)	0.08	(0.09)	—	(1.61)	(1.61)	15.64	(0.46)		381,264	1.80		1.80		(1.03)		74
Year ended 08/31/14	14.34	(0.16)	3.84	3.68	—	(0.68)	(0.68)	17.34	26.23		417,687	1.83		1.83		(1.02)		77
Year ended 08/31/13	12.16	(0.08)	2.26	2.18	—	—	—	14.34	17.93		271,960	1.81		1.89		0.58		80
Year ended 08/31/12	11.51	(0.09)	0.86	0.77	—	(0.12)	(0.12)	12.16	6.82		252,685	1.80		1.93		(0.80)		96
Class R
Six months ended 02/28/17	16.72	(0.03)	1.59	1.56	—	(0.67)	(0.67)	17.61	9.61		29,618	1.34	(d)	1.34	(d)	(0.37	)(d)	25
Year ended 08/31/16	16.31	(0.05)	1.28	1.23	—	(0.82)	(0.82)	16.72	7.70		28,686	1.33		1.33		(0.29)		59
Year ended 08/31/15	17.93	(0.09)	0.08	(0.01)	—	(1.61)	(1.61)	16.31	0.03		30,716	1.30		1.30		(0.53)		74
Year ended 08/31/14	14.74	(0.09)	3.96	3.87	—	(0.68)	(0.68)	17.93	26.83		31,760	1.33		1.33		(0.52)		77
Year ended 08/31/13	12.43	(0.01)	2.32	2.31	—	—	—	14.74	18.58		19,576	1.31		1.39		(0.08)		80
Year ended 08/31/12	11.71	(0.04)	0.88	0.84	—	(0.12)	(0.12)	12.43	7.30		18,746	1.30		1.43		(0.30)		96
Class Y
Six months ended 02/28/17	17.22	0.01	1.64	1.65	—	(0.67)	(0.67)	18.20	9.86		173,944	0.84	(d)	0.84	(d)	0.13	(d)	25
Year ended 08/31/16	16.69	0.04	1.31	1.35	—	(0.82)	(0.82)	17.22	8.26		147,246	0.83		0.83		0.21		59
Year ended 08/31/15	18.22	(0.01)	0.09	0.08	—	(1.61)	(1.61)	16.69	0.56		152,179	0.80		0.80		(0.03)		74
Year ended 08/31/14	14.93	(0.00)	4.01	4.01	(0.04)	(0.68)	(0.72)	18.22	27.48		141,094	0.83		0.83		(0.02)		77
Year ended 08/31/13	12.57	0.06	2.34	2.40	(0.04)	—	(0.04)	14.93	19.13		92,418	0.81		0.89		0.42		80
Year ended 08/31/12	11.78	0.02	0.89	0.91	—	(0.12)	(0.12)	12.57	7.86		99,758	0.80		0.93		0.20		96
Class R5
Six months ended 02/28/17	17.23	0.02	1.64	1.66	—	(0.67)	(0.67)	18.22	9.91		57,751	0.74	(d)	0.74	(d)	0.23	(d)	25
Year ended 08/31/16	16.68	0.05	1.32	1.37	—	(0.82)	(0.82)	17.23	8.39		53,789	0.71		0.71		0.33		59
Year ended 08/31/15	18.20	0.01	0.08	0.09	—	(1.61)	(1.61)	16.68	0.62		50,052	0.71		0.71		0.06		74
Year ended 08/31/14	14.90	0.02	4.01	4.03	(0.05)	(0.68)	(0.73)	18.20	27.65		52,164	0.70		0.70		0.11		77
Year ended 08/31/13	12.55	0.06	2.34	2.40	(0.05)	—	(0.05)	14.90	19.22		151,535	0.75		0.75		0.48		80
Year ended 08/31/12	11.75	0.04	0.88	0.92	—	(0.12)	(0.12)	12.55	7.96		301,283	0.69		0.69		0.31		96
Class R6
Six months ended 02/28/17	17.29	0.03	1.64	1.67	—	(0.67)	(0.67)	18.29	9.94		121,032	0.66	(d)	0.66	(d)	0.31	(d)	25
Year ended 08/31/16	16.72	0.07	1.32	1.39	—	(0.82)	(0.82)	17.29	8.49		120,754	0.63		0.63		0.42		59
Year ended 08/31/15	18.22	0.03	0.08	0.11	—	(1.61)	(1.61)	16.72	0.73		86,444	0.62		0.62		0.15		74
Year ended 08/31/14	14.92	0.03	4.01	4.04	(0.06)	(0.68)	(0.74)	18.22	27.69		137,509	0.63		0.63		0.18		77
Year ended 08/31/13(f)	13.03	0.07	1.87	1.94	(0.05)	—	(0.05)	14.92	14.98		113,955	0.65	(g)	0.65	(g)	0.58	(g)	80

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended August 31, 2014, the portfolio turnover calculation excludes the value of securities purchased of $1,921,954,452 and sales of $1,568,687,370 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Constellation Fund into the Fund. For the year ended August 31, 2013, the portfolio turnover calculation excludes the value of securities purchased of $279,161,573 and sales of $299,305,234 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Leisure Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $8,240,901, $98,281, $360,433, $28,731, $156,080, $53,830 and $118,931 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	The total return ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.25%, 0.25%, 0.25%, 0.25%, 0.25% and 0.25% for the six months ended February 28, 2017 and the years ended August 31, 2016, 2015, 2014, 2013 and 2012 respectively.
(f)	Commencement date of September 24, 2012.
(g)	Annualized.

16                         Invesco  American Franchise Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2016 through February 28, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/17)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/17)	Expenses Paid During Period[2]
A	$1,000.00	$1,097.10	$5.67	$1,019.39	$5.46	1.09%
B	1,000.00	1,097.30	5.67	1,019.39	5.46	1.09
C	1,000.00	1,093.40	9.55	1,015.67	9.20	1.84
R	1,000.00	1,096.10	6.96	1,018.15	6.71	1.34
Y	1,000.00	1,098.60	4.37	1,020.63	4.21	0.84
R5	1,000.00	1,099.10	3.85	1,021.12	3.71	0.74
R6	1,000.00	1,099.40	3.44	1,021.52	3.31	0.66

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2016 through February 28, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco  American Franchise Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074                      Invesco Distributors, Inc.                                                                             VK-AMFR-SAR-1             04132017      0957

Semiannual Report to Shareholders	February 28, 2017

Invesco California Tax-Free Income Fund
Nasdaq:
A: CLFAX ∎ B: CLFBX ∎ C: CLFCX ∎ Y: CLFDX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
14	Financial Statements
16	Notes to Financial Statements
22	Financial Highlights
23	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 8/31/16 to 2/28/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-4.11%
Class B Shares	-4.06
Class C Shares	-4.32
Class Y Shares	-3.97
S&P Municipal Bond Index▼ (Broad Market Index)	-2.51
S&P Municipal Bond California 5+ Year Investment Grade Index▼ (Style-Specific Index)	-4.11
Lipper California Municipal Debt Funds Index∎ (Peer Group Index)	-3.73
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

    The S&P Municipal Bond California 5+ Year Investment Grade Index is a sub-set of the broad S&P Municipal Bond Index. This index of market value-weighted investment grade US municipal bonds seeks to measure the performance of California-issued US municipals whose maturities are greater than or equal to 5 years.

    The Lipper California Municipal Debt Funds Index is an unmanaged index considered representative of California municipal debt funds tra dexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by  visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your  Fund; then click on its name to access its product detail page. There, you can learn  more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals  share their insights about market and economic news and trends.

2                      Invesco California Tax-Free Income Fund

Average Annual Total Returns
As of 2/28/17, including maximum applicable sales charges

Class A Shares
Inception (7/28/97)	4.19%
10 Years	3.65
5 Years	2.79
1 Year	-4.40

Class B Shares
Inception (7/11/84)	6.04%
10 Years	4.13
5 Years	3.42
1 Year	-4.93

Class C Shares
Inception (7/28/97)	3.92%
10 Years	3.58
5 Years	3.17
1 Year	-1.67

Class Y Shares
Inception (7/28/97)	4.69%
10 Years	4.37
5 Years	3.96
1 Year	0.12

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Morgan Stanley California Tax-Free Income Fund, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco California Tax-Free Income Fund. Returns shown above, prior to June 1, 2010, for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco California Tax-Free Income Fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of

Average Annual Total Returns
As of 12/31/16, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (7/28/97)	4.17%
10 Years	3.61
5 Years	3.41
1 Year	-4.36

Class B Shares
Inception (7/11/84)	6.04%
10 Years	4.09
5 Years	4.00
1 Year	-4.94

Class C Shares
Inception (7/28/97)	3.89%
10 Years	3.55
5 Years	3.78
1 Year	-1.60

Class Y Shares
Inception (7/28/97)	4.66%
10 Years	4.32
5 Years	4.55
1 Year	0.11

Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 0.94%, 0.94%, 1.44% and 0.69%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                      Invesco California Tax-Free Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets,

the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco California Tax-Free Income Fund

Schedule of Investments

February 28, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–108.80%
California–104.42%
ABAG Finance Authority For Non-profit Corps. (Sharp Healthcare); Series 2014 A, RB	5.00%	08/01/2043	$500	$553,105
Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB(a)(b)	7.63%	01/01/2020	1,575	1,854,421
Alhambra Elementary School District (Election of 1999); Series 1999 A, Unlimited Tax CAB GO Bonds (INS–AGM)(c)(d)	0.00%	09/01/2020	1,925	1,814,178
Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2011 A, RB	5.38%	10/01/2036	2,500	2,822,275
Antelope Valley-East Kern Water Agency;
Series 2016, Ref. Water RB	5.00%	06/01/2036	650	743,639
Series 2016, Ref. Water RB	5.00%	06/01/2037	1,000	1,141,480
Arcadia Unified School District (Election of 2006); Series 2007 A, Unlimited Tax GO Bonds (INS–AGM)(c)	5.00%	08/01/2037	1,500	1,504,995
Bakersfield (City of); Series 2007 A, Wastewater RB(a)(b)	5.00%	09/15/2017	2,215	2,267,651
Bay Area Governments Association (California Capital); Series 2001 A, Lease RB (INS–AMBAC)(c)	5.25%	07/01/2017	535	539,847
Bay Area Toll Authority (San Francisco Bay Area);
Series 2008 F-1, Toll Bridge RB(a)(b)(e)	5.00%	04/01/2018	1,250	1,307,225
Series 2008 F-1, Toll Bridge RB(a)(b)	5.00%	04/01/2018	2,500	2,614,450
Series 2009 F-1, Toll Bridge RB(a)(b)(e)	5.13%	04/01/2019	1,500	1,628,415
Series 2009 F-1, Toll Bridge RB(a)(b)(e)	5.25%	04/01/2019	4,685	5,098,170
Series 2009 F-1, Toll Bridge RB(a)(b)(e)	5.25%	04/01/2019	5,205	5,664,029
Series 2017 F-1, Toll Bridge RB(e)	5.00%	04/01/2056	3,465	3,900,447
Bay Area Water Supply & Conservation Agency; Series 2013 A, RB	5.00%	10/01/2034	1,950	2,188,680
Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds(d)	0.00%	08/01/2026	1,465	1,120,300
Series 2009, Unlimited Tax CAB GO Bonds(d)	0.00%	08/01/2032	3,045	1,766,861
Brea Olinda Unified School District; Series 2002 A, Ref. COP (INS–AGM)(c)	5.50%	08/01/2018	1,090	1,094,578
California (State of) (Green Bonds); Series 2014, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/2037	3,245	3,692,064
California (State of) Educational Facilities Authority (Claremont McKenna College); Series 2007, RB(e)	5.00%	01/01/2038	2,100	2,165,163
California (State of) Educational Facilities Authority (Loma Linda University); Series 2017 A, Ref. RB	5.00%	04/01/2042	1,715	1,899,311
California (State of) Educational Facilities Authority (Pepperdine University); Series 2016, Ref. RB	5.00%	10/01/2049	1,000	1,136,990
California (State of) Educational Facilities Authority (Pitzer College); Series 2009, RB	6.00%	04/01/2040	2,000	2,265,040
California (State of) Educational Facilities Authority (Stanford University); Series 2007 T-1, RB(e)	5.00%	03/15/2039	3,190	4,017,327
California (State of) Educational Facilities Authority (University of Southern California); Series 2009 B, RB(a)(b)(e)	5.25%	10/01/2018	1,800	1,926,702
California (State of) Health Facilities Financing Authority (Adventist Health System West); Series 2009 A, RB(a)(b)	5.75%	09/01/2019	500	558,375
California (State of) Health Facilities Financing Authority (Catholic Healthcare West);
Series 2009 A, RB(a)(b)	6.00%	07/01/2019	500	557,710
Series 2011 A, RB	5.25%	03/01/2041	2,500	2,684,550
California (State of) Health Facilities Financing Authority (Cedars Sinai Medical Center);
Series 2015, Ref. RB	5.00%	11/15/2031	1,300	1,514,266
Series 2015, Ref. RB	5.00%	11/15/2032	1,250	1,446,625
Series 2015, Ref. RB	5.00%	11/15/2033	1,000	1,151,490
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2009, RB(a)(b)	5.00%	08/15/2019	1,050	1,151,504
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB (INS–AGM)(c)	5.25%	07/01/2038	2,950	3,169,155
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2016 B, RB	5.00%	08/15/2055	1,750	1,934,503

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (Providence Health & Services);
Series 2008, RB(a)(b)	6.50%	10/01/2018	$980	$1,067,338
Series 2008, RB(a)(b)	6.50%	10/01/2018	20	21,782
California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB	5.00%	11/15/2036	4,000	4,328,600
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB	5.00%	07/01/2037	1,000	1,116,510
California (State of) Health Facilities Financing Authority (Stanford Hospital); Series 2008 A-2, Ref. RB	5.25%	11/15/2040	2,000	2,257,300
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/2026	1,000	1,129,510
California (State of) Municipal Finance Authority (American Heritage Education Foundation);
Series 2016 A, Ref. RB	5.00%	06/01/2036	1,000	1,065,700
Series 2016 A, Ref. RB	5.00%	06/01/2046	1,140	1,202,324
California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB(f)	5.00%	11/01/2046	1,000	994,440
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.);
Series 2014 A, Sr. Mobile Home Park RB	5.25%	08/15/2039	1,200	1,320,132
Series 2014 A, Sr. Mobile Home Park RB	5.25%	08/15/2049	1,420	1,553,437
California (State of) Municipal Finance Authority (Caritas Projects); Series 2012 A, Sr. Mobile Home Park RB	5.50%	08/15/2047	1,500	1,644,090
California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2033	1,035	1,154,087
Series 2017 A, Ref. RB	5.00%	02/01/2047	1,380	1,508,616
California (State of) Municipal Finance Authority (Eisenhower Medical Center);
Series 2010 A, RB	5.50%	07/01/2030	1,000	1,084,520
Series 2010 A, RB	5.75%	07/01/2040	1,500	1,630,170
California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.75%	01/01/2033	1,315	1,472,997
California (State of) Municipal Finance Authority (Touro College and University System); Series 2014 A, RB	5.25%	01/01/2034	620	658,235
California (State of) Municipal Finance Authority (University of La Verne); Series 2010 A, RB	6.13%	06/01/2030	1,000	1,129,230
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB(f)(g)	5.00%	07/01/2037	3,000	3,115,800
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2015 B-1, Ref. Solid Waste Disposal RB(g)	3.00%	11/01/2025	1,500	1,508,535
California (State of) Public Works Board (Various Capital); Series 2011 A, Lease RB	5.13%	10/01/2031	2,000	2,257,860
California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, Lease RB	5.00%	09/01/2039	3,000	3,377,070
California (State of) Public Works Board (Various State Universities); Series 2013 H, Lease RB(a)(b)	5.00%	09/01/2023	1,000	1,204,780
California (State of) School Finance Authority (Alliance for College-Ready Public Schools);
Series 2013 A, School Facility RB	6.30%	07/01/2043	840	950,284
Series 2015, School Facility RB(f)	5.00%	07/01/2045	1,265	1,271,338
California (State of) School Finance Authority (Aspire Public Schools);
Series 2015 A, Ref. Charter School RB(f)	5.00%	08/01/2045	1,000	1,039,310
Series 2016, Ref. Charter School RB(f)	5.00%	08/01/2046	750	778,950
California (State of) School Finance Authority (Green Dot Public Schools); Series 2015 A, School Facility RB(f)	5.00%	08/01/2045	1,500	1,595,835
California (State of) School Finance Authority (KIPP LA); Series 2015 A, Facilities RB(f)	5.00%	07/01/2045	500	518,785
California (State of) Statewide Communities Development Authority (Adventist Health System);
Series 2015, Ref. RB	5.00%	03/01/2033	775	880,183
Series 2015, Ref. RB	5.00%	03/01/2045	2,315	2,547,495
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools); Series 2012, School Facility RB	6.10%	07/01/2032	820	900,081
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/2039	2,000	2,181,240
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2007 A, RB	5.40%	11/01/2027	1,785	1,833,516
Series 2014 A, RB	5.13%	11/01/2023	715	759,309

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.25%	11/01/2030	$1,675	$1,829,134
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2014 A, RB (INS–AGM)(c)	5.25%	10/01/2043	600	664,392
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital); Series 2014 B, Ref. RB	5.00%	07/01/2044	750	794,820
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2016 A, Ref. RB	5.00%	08/15/2046	3,000	3,271,440
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(f)	5.00%	06/01/2046	1,000	979,160
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.50%	12/01/2054	1,500	1,601,250
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB(a)(b)	6.75%	08/01/2019	445	505,667
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, Senior Living RB(f)	6.25%	11/15/2019	1,275	1,361,483
Series 2009, Senior Living RB(f)	7.25%	11/15/2041	500	552,755
California (State of) Statewide Communities Development Authority (Terraces at San Joaquin Garden); Series 2012, RB	5.63%	10/01/2032	1,000	1,056,800
California (State of) Statewide Communities Development Authority (University of California — Irvine East Campus Apartments); Series 2012, Ref. Student Housing RB	5.38%	05/15/2038	2,000	2,202,440
California (State of) Statewide Finance Authority (Pooled Tobacco Securitization); Series 2006 A, Tobacco Settlement CAB Turbo RB(d)	0.00%	06/01/2046	8,000	1,088,160
California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/2031	5,000	5,469,050
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	11/01/2035	1,750	1,969,940
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	04/01/2038	1,250	1,379,463
Series 2010, Unlimited Tax GO Bonds	5.25%	11/01/2040	3,000	3,368,250
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/2032	2,450	2,763,085
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/2041	2,500	2,801,750
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/2030	1,000	1,144,620
Series 2015, Unlimited Tax GO Bonds	5.00%	08/01/2045	1,000	1,128,830
California County Tobacco Securitization Agency (Gold Country Settlement Funding Corp.); Series 2006, Tobacco Settlement Asset-Backed CAB RB(d)	0.00%	06/01/2033	1,645	647,308
California County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2006, Tobacco Settlement Asset-Backed RB	5.70%	06/01/2046	1,030	1,030,937
California Infrastructure & Economic Development Bank (Academy Motion Picture Arts and Sciences Obligated Group);
Series 2015, Ref. RB	5.00%	11/01/2035	1,000	1,141,560
Series 2015, Ref. RB	5.00%	11/01/2041	4,265	4,843,633
California Infrastructure & Economic Development Bank (Broad Museum); Series 2011 A, RB	5.00%	06/01/2021	2,000	2,313,640
California Infrastructure & Economic Development Bank (The Walt Disney Family Museum);
Series 2016, Ref. RB	5.00%	02/01/2030	200	231,422
Series 2016, Ref. RB	5.00%	02/01/2031	300	345,147
California Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2037	1,000	1,071,790
Series 2017, Ref. RB	5.00%	10/15/2047	1,000	1,062,780
California State University;
Series 2009 A, Systemwide RB(a)(b)	5.25%	05/01/2019	1,000	1,092,040
Series 2012 A, Systemwide RB(e)	5.00%	11/01/2037	6,750	7,754,198
Chino Basin Regional Financing Authority (Inland Empire Utilities Agency); Series 2008 A, RB(a)(b)	5.00%	11/01/2017	725	746,214
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS–NATL)(c)(d)	0.00%	08/01/2029	735	479,301
Desert Community College District (Election of 2004); Series 2007 C, Unlimited Tax GO Bonds(a)(b)	5.00%	08/01/2017	2,500	2,546,850

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB	5.00%	06/01/2036	$2,000	$2,219,940
Eastern Municipal Water District;
Series 2016 A, Ref. Water and Wastewater RB	5.00%	07/01/2033	1,005	1,177,488
Series 2016 A, Ref. Water and Wastewater RB	5.00%	07/01/2045	2,775	3,177,874
Eden (Township of) Healthcare District; Series 2010, COP(a)(b)	6.13%	06/01/2020	1,000	1,157,930
El Monte Union High School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds(a)(b)	5.50%	06/01/2019	1,000	1,100,060
El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds(d)	0.00%	08/01/2033	4,430	2,311,485
Emeryville (City of) Public Financing Authority (Alameda County);
Series 2014 A, Ref. Tax Allocation RB (INS–AGM)(c)	5.00%	09/01/2032	445	503,798
Series 2014 A, Ref. Tax Allocation RB (INS–AGM)(c)	5.00%	09/01/2033	385	433,941
Series 2014 A, Ref. Tax Allocation RB (INS–AGM)(c)	5.00%	09/01/2034	500	561,420
Fairfield (City of) Community Facilities District No. 3 (North Cordelia General Improvements); Series 2008, Special Tax RB	6.00%	09/01/2032	1,800	1,920,168
Fontana (City of) Public Financing Authority (North Fontana Redevelopment); Series 2003 A, Tax Allocation RB (INS–AMBAC)(c)	5.38%	09/01/2025	1,500	1,505,910
Fontana (City of) Redevelopment Agency (Downtown Redevelopment); Series 2000, Ref. Tax Allocation RB (INS–NATL)(c)	5.00%	09/01/2021	1,480	1,483,182
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. CAB Toll Road RB (INS–AGM)(c)(d)	0.00%	01/15/2035	2,745	1,281,695
Fremont Community Facilities District No. 1 (Pacific Commons);
Series 2015, Ref. Special Tax RB	5.00%	09/01/2035	815	869,043
Series 2015, Ref. Special Tax RB	5.00%	09/01/2045	905	957,671
Fullerton (City of) Community Facilities District No. 1 (Amerige Heights);
Series 2012, Ref. Special Tax RB	5.00%	09/01/2026	1,960	2,188,928
Series 2012, Ref. Special Tax RB	5.00%	09/01/2032	1,090	1,187,784
Gilroy Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds(b)(d)	0.00%	08/01/2029	615	438,513
Series 2009 A, Unlimited Tax CAB GO Bonds(b)(d)	0.00%	08/01/2031	2,235	1,496,511
Series 2009 A, Unlimited Tax CAB GO Bonds (INS–AGC)(c)(d)	0.00%	08/01/2029	4,735	3,035,419
Series 2009 A, Unlimited Tax CAB GO Bonds (INS–AGC)(c)(d)	0.00%	08/01/2031	1,415	824,450
Glendora (City of) Public Finance Authority; Series 2003 A, Project No. One Tax Allocation RB (INS–NATL)(c)	5.00%	09/01/2024	2,425	2,434,045
Golden State Tobacco Securitization Corp.;
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/2027	2,740	2,760,851
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	3,440	3,440,069
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2047	2,000	1,999,880
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	2,000	2,262,140
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2040	695	770,220
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	1,165	1,286,696
Hollister Joint Powers Financing Authority; Series 2016, Ref. Wastewater RB (INS–AGM)(c)	5.00%	06/01/2036	1,270	1,443,139
Inglewood (City of) Redevelopment Agency (Merged Redevelopment); Series 1998 A, Ref. Tax Allocation RB (INS–AMBAC)(c)	5.25%	05/01/2023	1,000	1,091,820
Inland Empire Tobacco Securitization Authority;
Series 2007 A, Tobacco Settlement RB	4.63%	06/01/2021	1,655	1,656,092
Series 2007 C-1, Asset-Backed Tobacco Settlement CAB Turbo RB(d)	0.00%	06/01/2036	5,000	1,242,250
Series 2007 C-2, Asset-Backed Tobacco Settlement CAB Turbo RB(d)	0.00%	06/01/2047	10,000	1,223,500
Irvine (City of) Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1) ;
Series 2014, Special Tax RB	5.00%	09/01/2044	445	469,479
Series 2014, Special Tax RB	5.00%	09/01/2049	445	468,389
Irvine Ranch Water District; Series 2016, Special Assessment RB(e)	5.25%	02/01/2046	4,305	5,106,634
Irvine Unified School District (Community Facilities District No. 06-1-Portola Springs); Series 2010, Special Tax RB	6.70%	09/01/2035	515	567,473
Irvine Unified School District; Series 2015, Ref. Special Tax RB (INS-BAM)(c)	5.00%	09/01/2038	3,500	3,915,730
Kern (County of) (Capital Improvements); Series 2009 A, COP(a)(b)	5.75%	02/01/2019	1,000	1,092,270

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Kern (County of) Water Agency Improvement District No. 4; Series 2008 A, Water Revenue COP(a)(b)	5.00%	05/01/2018	$1,700	$1,783,946
Lake Elsinore (City of) Public Financing Authority;
Series 2015, Ref. Special Tax RB	5.00%	09/01/2022	155	175,136
Series 2015, Ref. Special Tax RB	5.00%	09/01/2024	450	509,661
Lodi (City of);
Series 2007 A, Wastewater System Revenue COP(a)(b)	5.00%	10/01/2017	740	759,151
Series 2007 A, Wastewater System Revenue COP (INS–AGM)(c)	5.00%	10/01/2037	260	265,738
Long Beach (City of) Bond Finance Authority (Aquarium of the Pacific); Series 2012, Ref. RB	5.00%	11/01/2029	2,000	2,247,100
Long Beach (City of) Bond Finance Authority (Natural Gas Purchase); Series 2007 A, RB	5.50%	11/15/2032	2,665	3,236,163
Long Beach (City of) Financing Authority; Series 1992, RB (INS–AMBAC)(c)	6.00%	11/01/2017	3,380	3,471,530
Long Beach (City of);
Series 2010 A, Sr. Airport RB	5.00%	06/01/2040	2,500	2,730,675
Series 2015, Marina System RB	5.00%	05/15/2025	480	547,181
Series 2015, Marina System RB	5.00%	05/15/2045	1,615	1,734,042
Los Angeles (City of) Community Facilities District No. 4 (Playa Vista — Phase 1); Series 2014, Ref. Special Tax RB	5.00%	09/01/2031	600	661,470
Los Angeles (City of) Department of Airports (Los Angeles International Airport);
Series 2010 A, Sr. RB	5.00%	05/15/2035	2,500	2,766,075
Series 2010 B, Sub. RB	5.00%	05/15/2040	1,000	1,106,430
Series 2013, RB(g)	5.00%	05/15/2043	3,000	3,282,510
Los Angeles (City of) Department of Airports; Series 2015 C, Ref. Sub. RB	5.00%	05/15/2038	1,000	1,133,700
Los Angeles (City of) Department of Water & Power;
Series 2011 A, Power System RB(e)	5.00%	07/01/2022	1,800	2,058,138
Series 2011 A, Water System RB	5.25%	07/01/2039	1,500	1,700,775
Series 2016 A, Ref. Water System RB	5.00%	07/01/2041	2,000	2,290,160
Subseries 2007 A-1, Power System RB (INS–AMBAC)(c)	5.00%	07/01/2037	1,000	1,012,310
Subseries 2008 A-1, Power System RB	5.25%	07/01/2038	2,000	2,113,260
Los Angeles (City of) Harbor Department; Series 2014 A, Ref. RB(g)	5.00%	08/01/2036	1,000	1,105,570
Los Angeles Community College District (Election of 2003); Series 2008 F-1, Unlimited Tax GO Bonds(a)(b)(e)	5.00%	08/01/2018	2,000	2,118,620
Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, CAB COP (INS–AMBAC)(c)(d)	0.00%	08/01/2024	1,265	1,013,025
Los Angeles Unified School District (Election of 2004);
Series 2007 H, Unlimited Tax GO Bonds(a)(b)	5.00%	07/01/2017	1,000	1,015,130
Series 2009 I, Unlimited Tax GO Bonds (INS–AGC)(c)	5.00%	01/01/2034	3,000	3,257,340
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS–AGC)(c)(d)	0.00%	08/01/2035	940	453,935
Montclair (City of) Redevelopment Agency (Montclair Redevelopment Project No. V); Series 2001, Ref. Tax Allocation RB (INS–NATL)(c)	5.00%	10/01/2020	915	918,084
Montebello Unified School District (Election of 2004); Series 2009 A-1, Unlimited Tax GO Bonds(a)(b)	5.25%	08/01/2019	1,000	1,102,020
Moorpark Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (INS–AGC)(c)(d)	0.00%	08/01/2031	840	496,406
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB(f)	6.50%	03/01/2028	1,000	1,040,540
Mt. San Antonio (City of) Community College District (Election 2008); Series 2013 A, Unlimited Tax Conv. CAB GO Bonds(h)	6.25%	08/01/2043	1,285	917,657
Napa Valley Unified School District; Series 2016 C, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2041	2,000	2,290,880
National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB	7.00%	08/01/2032	1,500	1,800,390
Norco (City of) Financing Authority; Series 2009, Ref. Enterprise RB (INS–AGM)(c)	5.63%	10/01/2034	1,000	1,091,750
Northern California Transmission Agency (California-Oregon Transmission); Series 2016, Ref. RB	5.00%	05/01/2038	1,250	1,424,413
Oakland Unified School District (County of Alameda); Series 2015 A, Unlimited Tax GO Bonds	5.00%	08/01/2040	1,070	1,207,848
Orange (County of) Community Facilities District No. 2015-1 (Esencia Village);
Series 2015 A, Special Tax RB	5.00%	08/15/2035	125	133,529
Series 2015 A, Special Tax RB	5.25%	08/15/2045	615	663,314

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Orange (County of) Community Facilities District No. 2016-1 (Esencia Village); Series 2016 A, Special Tax RB	5.00%	08/15/2046	$2,700	$2,869,371
Palomar Pomerado Health; Series 2009, COP(a)(b)	6.75%	11/01/2019	2,000	2,294,900
Paramount Unified School District (Election of 2006); Series 2007, Unlimited Tax GO Bonds(a)(b)	5.25%	08/01/2017	1,600	1,631,680
Pittsburg Unified School District (Election of 2006); Series 2009 B, Unlimited Tax GO Bonds(a)(b)	5.50%	08/01/2018	1,000	1,066,030
Pomona (City of) Public Financing Authority (Merged Redevelopment); Series 2007 AW, Sub. RB	5.13%	02/01/2033	1,075	1,075,817
Port Hueneme (City of) (Capital Improvement Program); Series 1992, Ref. COP (INS–NATL)(c)	6.00%	04/01/2019	650	680,739
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia); Series 2012, Ref. Special Tax RB	5.00%	09/01/2027	1,000	1,077,490
Rancho Cucamonga (City of) Redevelopment Agency (Rancho Redevelopment Housing Set Aside) Series 2007 A, Tax Allocation RB(a)(b)	5.00%	09/01/2017	1,000	1,022,330
Redding (City of) Redevelopment Agency (Canby-Hilltop-Cypress Redevelopment); Series 2003 A, Tax Allocation RB (INS–NATL)(c)	5.00%	09/01/2023	1,400	1,405,040
Regents of the University of California;
Series 2009 O, General RB(a)(b)(e)	5.75%	05/15/2019	705	778,468
Series 2009 O, General RB(a)(b)(e)	5.75%	05/15/2019	1,050	1,159,421
Series 2009 Q, General RB(e)(i)	5.00%	05/15/2034	920	936,542
Series 2016 L, Ref. Medical Center Pooled RB(e)	5.00%	05/15/2041	3,420	3,872,705
Riverside (City of);
Series 2008 B, Water RB (INS–AGM)(c)	5.00%	10/01/2033	1,000	1,058,990
Series 2008 D, Electric RB (INS–AGM)(c)	5.00%	10/01/2038	1,800	1,895,922
Riverside (County of) Community Facilities District No. 07-2 (Clinton Keith); Series 2015, Special Tax Bonds	5.00%	09/01/2044	1,000	1,055,510
Riverside (County of) Transportation Commission; Series 2010 A, Limited Sales Tax RB	5.00%	06/01/2032	1,500	1,663,440
RNR School Financing Authority (Community Facilities District No. 92-1); Series 2017 A, Special Tax RB (INS-BAM)(c)	5.00%	09/01/2041	1,610	1,794,248
Romoland School District Community Facilities No. 2004-1; Series 2015, Ref. Special Tax Bonds	5.00%	09/01/2038	1,000	1,064,090
Sacramento (City of) Municipal Utility District; Series 2016 D, Ref. Electric RB	5.00%	08/15/2027	1,500	1,860,975
Sacramento (County of);
Series 2008 A, Sr. Airport System RB(a)(b)	5.00%	07/01/2018	1,015	1,071,911
Series 2008 A, Sr. Airport System RB (INS–AGM)(c)	5.00%	07/01/2032	1,000	1,045,620
Series 2010, Sr. Airport System RB	5.00%	07/01/2040	2,200	2,410,034
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	2,000	2,333,400
San Clemente (City of) (Community Facilities District 2006-1); Series 2015, Special Tax RB	5.00%	09/01/2040	315	332,486
San Diego (City of) Public Facilities Financing Authority (Ballpark Refunding); Series 2016, Ref. Lease RB	5.00%	10/15/2031	1,525	1,752,850
San Diego (City of) Public Facilities Financing Authority (Southcrest & Central Imperial Redevelopment); Series 2007 B, Pooled Financing Tax Allocation RB(a)(b)	5.25%	10/01/2017	2,535	2,603,724
San Diego (City of) Public Facilities Financing Authority;
Series 2016 A, Ref. Sr. Sewer RB	5.00%	05/15/2039	1,565	1,794,914
Series 2016 B, Ref. Sub. Water RB	5.00%	08/01/2036	1,500	1,730,025
Subseries 2012 A, Ref. Water RB	5.00%	08/01/2032	2,215	2,521,179
San Diego (City of) Regional Building Authority (County Operations Center); Series 2016 A, Ref. RB	5.00%	10/15/2034	1,500	1,717,980
San Diego (County of) Regional Transportation Commission; Series 2014 A, Sales & Use Tax RB(e)	5.00%	04/01/2048	2,980	3,354,050
San Diego Community College District (Election of 2002); Series 2009, Unlimited Tax GO Bonds(a)(b)(e)	5.25%	08/01/2019	1,500	1,653,030
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds(a)(b)	5.00%	08/01/2021	2,500	2,896,075
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2009 E, Second Series RB	6.00%	05/01/2039	1,000	1,103,650
Series 2011 C, Ref. Second Series RB(g)	5.00%	05/01/2023	5,000	5,571,750
Series 2011 G, Ref. Second Series Government Loan Program RB(a)(b)	5.25%	05/03/2021	1,450	1,683,972
Series 2011 G, Ref. Second Series Government Loan Program RB	5.25%	05/01/2028	550	633,809
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB	5.00%	11/01/2036	4,000	4,531,920

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay North Redevelopment); Series 2011 C, Tax Allocation RB(a)(b)	6.75%	02/01/2021	$1,000	$1,209,650
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2011 D, Tax Allocation RB(a)(b)	7.00%	02/01/2021	500	609,380
San Francisco (City & County of) Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment);
Series 2014 A, Tax Allocation RB	5.00%	08/01/2043	1,060	1,165,332
Series 2016 B, Tax Allocation RB (INS–NATL)(c)	5.00%	08/01/2043	2,100	2,356,368
Series 2016 C, Ref. Tax Allocation RB (INS–NATL)(c)	5.00%	08/01/2041	590	666,075
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 A, Ref. Special Tax RB	5.00%	08/01/2033	500	529,025
San Francisco (City of) Bay Area Rapid Transit District;
Series 2012 A, RB	5.00%	07/01/2036	1,000	1,136,590
Series 2015 A, Ref. RB	5.00%	07/01/2032	1,500	1,757,310
San Joaquin Hills Transportation Corridor Agency;
Series 2014 A, Ref. Sr. Lien Toll Road RB	5.00%	01/15/2044	1,730	1,860,407
Series 2014 B, Ref. Jr. Lien Toll Road RB	5.25%	01/15/2044	2,000	2,120,960
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS–AGM)(c)(d)	0.00%	09/01/2031	3,110	1,806,381
San Luis Obispo (County of) Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS–AGM)(c)	5.00%	08/01/2030	1,500	1,654,050
San Mateo (City of) Union High School District (Election 2010); Series 2011 A, Unlimited Tax Conv. CAB GO Bonds(h)	6.70%	09/01/2041	1,215	944,140
Santa Clara (County of) Financing Authority (Multiple Facilities); Series 2008 L, Ref. Lease RB(a)(b)	5.25%	05/15/2018	3,000	3,163,380
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, Special Tax RB	5.63%	09/01/2036	1,000	1,097,910
Series 2013, Special Tax RB	5.63%	09/01/2043	1,000	1,092,500
Santaluz Community Facilities District No. 2 (Improvement Area No. 1);
Series 2011 A, Ref. Special Tax RB	5.00%	09/01/2028	825	895,538
Series 2011 A, Ref. Special Tax RB	5.00%	09/01/2029	715	773,730
Series 2011 A, Ref. Special Tax RB	5.10%	09/01/2030	465	504,637
Sierra View Local Health Care District; Series 2007, RB(a)(b)	5.25%	07/01/2017	1,500	1,523,760
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, Tobacco Settlement CAB Turbo RB(d)	0.00%	06/01/2036	4,000	1,366,640
Simi Valley Unified School District (Election of 2004);
Series 2007 C, Unlimited Tax CAB GO Bonds (INS–AGM)(c)(d)	0.00%	08/01/2028	3,480	2,339,778
Series 2007 C, Unlimited Tax CAB GO Bonds (INS–AGM)(c)(d)	0.00%	08/01/2030	2,765	1,685,406
South Orange (County of) Public Financing Authority (Ladera Ranch); Series 2014 A, Ref. Sr. Lien Special Tax RB	5.00%	08/15/2034	895	977,438
Southern California Metropolitan Water District; Series 2009 B, Ref. RB(e)	5.00%	07/01/2027	8,585	9,323,482
Southern California Public Power Authority (Milford Wind Corridor Phase II);
Series 2011 1, RB(e)	5.25%	07/01/2031	2,100	2,400,783
Series 2011-1, RB(e)	5.25%	07/01/2029	2,100	2,425,017
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.);
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2037	860	859,957
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2046	3,840	3,825,254
Temecula (City of) Redevelopment Agency (Temecula Redevelopment Project No. 1); Series 2002, Tax Allocation RB (INS–NATL)(c)	5.13%	08/01/2027	2,150	2,181,132
Tustin (City of) Public Financing Authority; Series 2011 A, Water RB(a)(b)	5.00%	04/01/2021	1,000	1,148,470
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015, Ref. Special Tax RB (INS-BAM)(c)	5.00%	09/01/2038	3,000	3,287,040
Val Verde Unified School District; Series 2009 A, Ref. COP (INS–AGC)(c)	5.13%	03/01/2036	1,475	1,570,270
Walnut (City of) Energy Center Authority; Series 2010 A, Ref. RB	5.00%	01/01/2035	3,000	3,251,670

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS–NATL)(c)(d)	0.00%	08/01/2025	$2,500	$1,889,925
Western Riverside (County of) Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS–AGC)(c)	5.63%	09/01/2039	1,000	1,089,190
Whittier (City of) (Presbyterian Intercommunity Hospital, Inc.); Series 2014, Health Facility RB	5.00%	06/01/2044	1,500	1,618,095
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS–AGM)(c)(d)	0.00%	08/01/2024	4,685	3,903,167
				448,909,632

Guam–1.93%
Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB(a)(b)	5.38%	12/01/2019	1,000	1,112,580
Series 2009 A, Limited Obligation RB(a)(b)	5.63%	12/01/2019	660	738,764
Series 2016 A, Ref. Limited Obligation RB	5.00%	12/01/2034	1,000	1,070,890
Series 2016 A, Ref. Limited Obligation RB	5.00%	12/01/2046	1,750	1,866,813
Guam (Territory of) International Airport Authority; Series 2013 C, General RB(g)	6.25%	10/01/2034	1,000	1,137,200
Guam (Territory of) Waterworks Authority; Series 2014 A, Ref. Water & Wastewater System RB	5.00%	07/01/2035	765	820,761
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.13%	01/01/2042	1,500	1,551,825
				8,298,833

Puerto Rico–0.87%
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2002 D, RB(a)(b)	5.45%	07/01/2017	3,680	3,731,410

Virgin Islands–1.58%
Virgin Islands (Government of) Port Authority;
Series 2014 A, Ref. Marine RB(g)	5.00%	09/01/2029	1,645	1,761,795
Series 2014 A, Ref. RB(g)	5.00%	09/01/2033	1,500	1,586,490
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note — Diageo); Series 2009 A, Sub. RB	6.63%	10/01/2029	1,310	1,023,503
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	1,600	1,338,575
Virgin Islands (Government of) Public Finance Authority; Series 2015, RB(f)	5.00%	09/01/2033	1,000	1,070,030
				6,780,393
TOTAL INVESTMENTS(j)–108.80% (Cost $439,202,860)				467,720,268
FLOATING RATE NOTE OBLIGATIONS–(9.97)%
Notes with interest and fee rates ranging from 1.19% to 1.21% at 02/28/2017 and contractual maturities of collateral ranging from 07/01/2022 to 04/01/2056 (See Note 1J)(k)				(42,860,000)
OTHER ASSETS LESS LIABILITIES–1.17%				5,025,761
NET ASSETS–100.00%				$429,886,029

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CAB	– Capital Appreciation Bonds
Conv.	– Convertible
COP	– Certificates of Participation
GO	– General Obligation
INS	– Insurer
Jr.	– Junior
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Sub.	– Subordinated

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco California Tax-Free Income Fund

Notes to Schedule of Investments:

(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Zero coupon bond issued at a discount.
(e)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2017 was $14,318,426, which represented 3.33% of the Fund’s Net Assets.
(g)	Security subject to the alternative minimum tax.
(h)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(i)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $615,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	6.3%

(k)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at February 28, 2017. At February 28, 2017, the Fund’s investments with a value of $68,648,566 are held by TOB Trusts and serve as collateral for the $42,860,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments

as of February 28, 2017

Revenue Bonds	71.6%
Pre-Refunded Bonds	16.0
General Obligation Bonds	12.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco California Tax-Free Income Fund

Statement of Assets and Liabilities

February 28, 2017

(Unaudited)

Assets:
Investments, at value (Cost $439,202,860)	$467,720,268
Receivable for:
Investments sold	2,367,998
Fund shares sold	794,077
Interest	5,449,846
Investment for trustee deferred compensation and retirement plans	61,196
Other assets	24,567
Total assets	476,417,952

Liabilities:
Floating rate note obligations	42,860,000
Payable for:
Investments purchased	1,890,648
Fund shares reacquired	663,922
Amount due custodian	332,360
Dividends	468,831
Accrued fees to affiliates	121,628
Accrued trustees’ and officers’ fees and benefits	3,449
Accrued other operating expenses	68,967
Trustee deferred compensation and retirement plans	122,118
Total liabilities	46,531,923
Net assets applicable to shares outstanding	$429,886,029

Net assets consist of:
Shares of beneficial interest	$430,529,758
Undistributed net investment income	1,428,792
Undistributed net realized gain (loss)	(30,589,929)
Net unrealized appreciation	28,517,408
$429,886,029

Net Assets:
Class A	$330,142,473
Class B	$9,608,798
Class C	$51,590,007
Class Y	$38,544,751

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	27,731,568
Class B	799,584
Class C	4,305,344
Class Y	3,225,487
Class A:
Net asset value per share	$11.90
Maximum offering price per share
(Net asset value of $11.90 ÷ 95.75%)	$12.43
Class B:
Net asset value and offering price per share	$12.02
Class C:
Net asset value and offering price per share	$11.98
Class Y:
Net asset value and offering price per share	$11.95

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco California Tax-Free Income Fund

Statement of Operations

For the six months ended February 28, 2017

(Unaudited)

Investment income:
Interest	$9,962,609
Other income	36,688
Total investment income	9,999,297

Expenses:
Advisory fees	1,032,761
Administrative services fees	57,978
Distribution fees:
Class A	410,180
Class B	13,862
Class C	201,416
Interest, facilities and maintenance fees	330,190
Transfer agent fees	136,195
Trustees’ and officers’ fees and benefits	18,581
Registration and filing fees	28,662
Reports to shareholders	38,729
Professional services fees	30,145
Other	13,113
Total expenses	2,311,812
Less: Expense offset arrangement(s)	(218)
Net expenses	2,311,594
Net investment income	7,687,703

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(2,470,682)
Change in net unrealized appreciation (depreciation) of investment securities	(24,632,480)
Net realized and unrealized gain (loss)	(27,103,162)
Net increase (decrease) in net assets resulting from operations	$(19,415,459)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco California Tax-Free Income Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2017 and the year ended August 31, 2016

(Unaudited)

	February 28, 2017	August 31, 2016
Operations:
Net investment income	$7,687,703	$15,194,150
Net realized gain (loss)	(2,470,682)	219,635
Change in net unrealized appreciation (depreciation)	(24,632,480)	17,473,921
Net increase (decrease) in net assets resulting from operations	(19,415,459)	32,887,706

Distributions to shareholders from net investment income:
Class A	(5,873,684)	(12,088,642)
Class B	(195,155)	(527,646)
Class C	(806,674)	(1,242,629)
Class Y	(758,188)	(1,115,568)
Total distributions from net investment income	(7,633,701)	(14,974,485)

Share transactions–net:
Class A	(2,596,812)	38,109,178
Class B	(2,366,561)	(3,093,170)
Class C	(2,166,951)	27,128,597
Class Y	1,776,555	14,173,625
Net increase (decrease) in net assets resulting from share transactions	(5,353,769)	76,318,230
Net increase (decrease) in net assets	(32,402,929)	94,231,451

Net assets:
Beginning of period	462,288,958	368,057,507
End of period (includes undistributed net investment income of $1,428,792 and $1,374,790, respectively)	$429,886,029	$462,288,958

Notes to Financial Statements

February 28, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco California Tax-Free Income Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of fourteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide a high level of current income exempt from federal and California income tax, consistent with the preservation of capital.

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics

16                         Invesco California Tax-Free Income Fund

and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
H.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

17                         Invesco California Tax-Free Income Fund

I.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies recently adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

18                         Invesco California Tax-Free Income Fund

K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.47%
Next $250 million	0.445%
Next $250 million	0.42%
Next $250 million	0.395%
Over $1.25 billion	0.37%

For the six months ended February 28, 2017, the effective advisory fees incurred by the Fund was 0.47%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2017, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses and/or reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 1.50%, 2.00%, 2.00% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual fund operating expenses and/or reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates: (1) Class A — up to 0.25% of the average daily net assets of Class A shares; (2) Class B — up to 0.75% of the average daily net assets of Class B shares; and (3) Class C — up to 0.75% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by IDI, but not yet reimbursed to IDI, may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares.

For the six months ended February 28, 2017, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2017, IDI advised the Fund that IDI retained $19,452 in front-end sales commissions from the sale of Class A shares and $37,763 and $2,933 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

19                         Invesco California Tax-Free Income Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2017, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $218.

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2017, the Fund engaged in securities purchases of $35,122,541 and securities sales of $39,629,674, which did not result in any realized gains (losses).

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances and Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended February 28, 2017 were $38,742,143 and 1.59%, respectively.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010

20                         Invesco California Tax-Free Income Fund

can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2017, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
August 31, 2017	$9,460,903	$—	$9,460,903
August 31, 2018	6,678,872	—	6,678,872
August 31, 2019	1,906,728	—	1,906,728
Not subject to expiration	1,867,115	7,939,256	9,806,371
	$19,913,618	$7,939,256	$27,852,874

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2017 was $49,564,104 and $50,318,729, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$34,923,045
Aggregate unrealized (depreciation) of investment securities	(6,041,000)
Net unrealized appreciation of investment securities	$28,882,045

Cost of investments for tax purposes is $438,838,223.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended February 28, 2017(a)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	2,642,696	$32,027,419	5,657,336	$70,012,558
Class B	277	3,333	2,917	36,479
Class C	839,541	10,281,419	2,721,783	34,105,068
Class Y	1,837,769	22,092,930	1,522,465	19,073,009

Issued as reinvestment of dividends:
Class A	304,708	3,665,887	577,072	7,152,874
Class B	8,062	97,937	20,332	254,037
Class C	46,256	560,199	65,425	818,321
Class Y	31,744	382,407	40,279	505,225

Automatic conversion of Class B shares to Class A shares:
Class A	126,247	1,511,391	156,325	1,943,962
Class B	(125,019)	(1,511,391)	(154,843)	(1,943,962)

Reacquired:
Class A	(3,324,038)	(39,801,509)	(3,303,947)	(41,000,216)
Class B	(79,085)	(956,440)	(114,862)	(1,439,724)
Class C	(1,075,554)	(13,008,569)	(621,459)	(7,794,792)
Class Y	(1,727,370)	(20,698,782)	(432,587)	(5,401,609)
Net increase (decrease) in share activity	(493,766)	$(5,353,769)	6,136,236	$76,318,230

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 60% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

21                         Invesco California Tax-Free Income Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/28/17	$12.63	$0.21	$(0.69)	$(0.48)	$(0.25)	$11.90	(4.11)%		$330,142	1.02	%(d)	1.02	%(d)	0.87	%(d)	3.53	%(d)	11%
Year ended 08/31/16	12.09	0.46	0.54	1.00	(0.46)	12.63	8.37		353,372	0.94		0.94		0.87		3.71		7
Year ended 08/31/15	12.15	0.48	(0.06)	0.42	(0.48)	12.09	3.48		300,873	0.91		0.91		0.86		3.94		12
Year ended 08/31/14	11.20	0.49	0.95	1.44	(0.49)	12.15	13.14		296,200	0.93		0.93		0.87		4.25		12
Year ended 08/31/13	12.28	0.49	(1.08)	(0.59)	(0.49)	11.20	(5.06)		165,142	0.89		0.89		0.84		4.02		12
Year ended 08/31/12	11.34	0.50	0.94	1.44	(0.50)	12.28	12.91		163,047	0.87		0.87		0.82		4.21		18
Class B
Six months ended 02/28/17	12.75	0.21	(0.69)	(0.48)	(0.25)	12.02	(4.06	)(e)	9,609	1.02	(d)(e)	1.02	(d)(e)	0.87	(d)(e)	3.53	(d)(e)	11
Year ended 08/31/16	12.20	0.46	0.55	1.01	(0.46)	12.75	8.41	(e)	12,689	0.94	(e)	0.94	(e)	0.87	(e)	3.71	(e)	7
Year ended 08/31/15	12.26	0.49	(0.06)	0.43	(0.49)	12.20	3.51	(e)	15,150	0.88	(e)	0.88	(e)	0.83	(e)	3.97	(e)	12
Year ended 08/31/14	11.28	0.50	0.98	1.48	(0.50)	12.26	13.35	(e)	16,419	0.93	(e)	0.93	(e)	0.87	(e)	4.25	(e)	12
Year ended 08/31/13	12.37	0.49	(1.09)	(0.60)	(0.49)	11.28	(5.11	)(e)	155,900	0.93	(e)	0.93	(e)	0.88	(e)	3.98	(e)	12
Year ended 08/31/12	11.42	0.50	0.95	1.45	(0.50)	12.37	12.93	(e)	217,489	0.88	(e)	0.88	(e)	0.83	(e)	4.20	(e)	18
Class C
Six months ended 02/28/17	12.71	0.18	(0.70)	(0.52)	(0.21)	11.98	(4.32)		51,590	1.52	(d)	1.52	(d)	1.37	(d)	3.03	(d)	11
Year ended 08/31/16	12.16	0.40	0.54	0.94	(0.39)	12.71	7.88		57,137	1.44		1.44		1.37		3.21		7
Year ended 08/31/15	12.23	0.42	(0.07)	0.35	(0.42)	12.16	2.87		28,335	1.41		1.41		1.36		3.44		12
Year ended 08/31/14	11.27	0.44	0.96	1.40	(0.44)	12.23	12.62	(f)	20,485	1.43	(f)	1.43	(f)	1.37	(f)	3.75	(f)	12
Year ended 08/31/13	12.36	0.43	(1.09)	(0.66)	(0.43)	11.27	(5.57)		21,558	1.40		1.40		1.35		3.51		12
Year ended 08/31/12	11.41	0.44	0.95	1.39	(0.44)	12.36	12.37		27,394	1.38		1.38		1.33		3.70		18
Class Y
Six months ended 02/28/17	12.68	0.23	(0.69)	(0.46)	(0.27)	11.95	(3.97)		38,545	0.77	(d)	0.77	(d)	0.62	(d)	3.78	(d)	11
Year ended 08/31/16	12.13	0.49	0.55	1.04	(0.49)	12.68	8.70		39,091	0.69		0.69		0.62		3.96		7
Year ended 08/31/15	12.20	0.51	(0.07)	0.44	(0.51)	12.13	3.65		23,698	0.66		0.66		0.61		4.19		12
Year ended 08/31/14	11.24	0.52	0.96	1.48	(0.52)	12.20	13.48		22,380	0.69		0.69		0.63		4.49		12
Year ended 08/31/13	12.33	0.52	(1.09)	(0.57)	(0.52)	11.24	(4.88)		20,569	0.65		0.65		0.60		4.26		12
Year ended 08/31/12	11.38	0.53	0.95	1.48	(0.53)	12.33	13.24		24,742	0.63		0.63		0.58		4.45		18

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $336,948, $11,207, $54,156 and $40,803 for Class A, Class B, Class C and Class Y shares, respectively.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.25%, 0.25%, 0.22%, 0.24%, 0.27%, and 0.25% for the six months ended February 28, 2017 and the years ended August 31, 2016, 2015, 2014, 2013, and 2012, respectively.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.74%.

NOTE 12—Subsequent Event

Effective April 4, 2017, the Fund began offering Class R6 shares.

22                         Invesco California Tax-Free Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2016 through February 28, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/17)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/17)	Expenses Paid During Period[2]
A	$1,000.00	$958.90	$4.95	$1,019.74	$5.11	1.02%
B	1,000.00	959.40	4.96	1,019.74	5.11	1.02
C	1,000.00	956.80	7.37	1,017.26	7.60	1.52
Y	1,000.00	960.30	3.74	1,020.98	3.86	0.77

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2016 through February 28, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

23                         Invesco California Tax-Free Income Fund

Explore High-Conviction Investing with Invesco

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074                      Invesco Distributors, Inc.                                                                             MS-CTFI-SAR-1             04132017      1048

Semiannual Report to Shareholders	February 28, 2017

Invesco Core Plus Bond Fund
Nasdaq:
A: ACPSX ∎ B: CPBBX ∎ C: CPCFX ∎ R: CPBRX ∎ Y: CPBYX ∎ R5: CPIIX ∎ R6: CPBFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
28	Financial Statements
30	Notes to Financial Statements
43	Financial Highlights
44	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 8/31/16 to 2/28/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.79%
Class B Shares	-1.17
Class C Shares	-1.16
Class R Shares	-0.92
Class Y Shares	-0.66
Class R5 Shares	-0.63
Class R6 Shares	-0.61
Bloomberg Barclays U.S. Aggregate Index▼ (Broad Market/Style-Specific Index)	-2.19
Lipper Core Plus Bond Funds Index∎ (Peer Group Index)	-0.93
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The Bloomberg Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

    The Lipper Core Plus Bonds Funds Index is an unmanaged index considered representative of core plus bond funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by  visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your  Fund; then click on its name to access its product detail page. There, you can learn  more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals  share their insights about market and economic news and trends.

2                      Invesco Core Plus Bond Fund

Average Annual Total Returns
As of 2/28/17, including maximum applicable sales charges

Class A Shares
Inception (6/3/09)	4.47%
5 Year	2.77
1 Year	1.02

Class B Shares
Inception (6/3/09)	4.27%
5 Year	2.54
1 Year	-0.27

Class C Shares
Inception (6/3/09)	4.27%
5 Year	2.90
1 Year	3.73

Class R Shares
Inception (6/3/09)	4.79%
5 Year	3.41
1 Year	5.26

Class Y Shares
Inception (6/3/09)	5.33%
5 Year	3.95
1 Year	5.78

Class R5 Shares
Inception (6/3/09)	5.32%
5 Year	3.94
1 Year	5.92

Class R6 Shares
Inception	5.25%
5 Year	3.97
1 Year	6.00

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Average Annual Total Returns
As of 12/31/16, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (6/3/09)	4.39%
5 Year	3.01
1 Year	0.53

Class B Shares
Inception (6/3/09)	4.19%
5 Year	2.78
1 Year	-0.75

Class C Shares
Inception (6/3/09)	4.19%
5 Year	3.14
1 Year	3.24

Class R Shares
Inception (6/3/09)	4.71%
5 Year	3.65
1 Year	4.76

Class Y Shares
Inception (6/3/09)	5.24%
5 Year	4.17
1 Year	5.28

Class R5 Shares
Inception (6/3/09)	5.24%
5 Year	4.18
1 Year	5.31

Class R6 Shares
Inception	5.16%
5 Year	4.18
1 Year	5.40

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.75%, 1.50%, 1.50%, 1.00%, 0.50%, 0.50% and 0.50%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.95%, 1.70%, 1.70%, 1.20%, 0.70%, 0.63% and 0.53%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least December 31, 2017. See current prospectus for more information.
2	Total annual Fund operating expenses after any contractual fee waivers by the adviser in effect through at least June 30, 2018. See current prospectus for more information.

3                      Invesco Core Plus Bond Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco Core Plus Bond Fund

Schedule of Investments(a)

February 28, 2017

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–52.88%
Aerospace & Defense–0.04%
Bombardier Inc. (Canada), Sr. Unsec. Notes,
6.00%, 10/15/2022(b)	$80,000	$80,300
7.50%, 03/15/2025(b)	155,000	161,587
KLX Inc., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2022(b)	141,000	149,108
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2022(b)	97,000	99,910
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes,
6.50%, 07/15/2024	55,000	56,650
6.50%, 05/15/2025	480,000	492,600
		1,040,155

Agricultural & Farm Machinery–0.01%
Titan International Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.88%, 10/01/2020	316,000	323,900

Air Freight & Logistics–0.43%
FedEx Corp., Sr. Unsec. Gtd. Notes,
3.30%, 03/15/2027	10,077,000	10,027,900
4.40%, 01/15/2047	1,185,000	1,185,700
		11,213,600

Airlines–1.94%
American Airlines Pass Through Trust,
Series 2015-2, Class B, Sec. Third Lien Pass Through Ctfs., 4.40%, 03/22/2025	8,638,614	8,665,609
Series 2016-3, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.00%, 04/15/2030	7,614,000	7,352,269
Series 2017-1, Class A, Sec. Second Lien Pass Through Ctfs., 4.00%, 08/15/2030	5,479,000	5,578,307
Series 2017-1, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.65%, 08/15/2030	6,849,000	6,964,577
Series 2017-1, Class B, Sec. Third Lien Pass Through Ctfs., 4.95%, 08/15/2026	5,830,000	5,983,037
LATAM Airlines Group S.A. Pass Through Trust (Chile), Series 2015-1, Class A, Sec. Global Pass Through Ctfs., 4.20%, 08/15/2029	6,141,881	6,161,074
Norwegian Air Shuttle ASA Pass Through Trust (Norway),
Series 2016-1, Class A, Sec. Pass Through Ctfs., 4.88%, 11/10/2029(b)	2,575,000	2,632,976
Series 2016-1, Class B, Sec. Pass Through Ctfs., 7.50%, 05/10/2025(b)	2,000,000	2,140,000

	Principal Amount	Value
Airlines–(continued)
US Airways Pass Through Trust, Series 2012-1, Class B, Sec. Second Lien Pass Through Ctfs., 8.00%, 04/01/2021	$7,553	$8,370
WestJet Airlines Ltd. (Canada), Sr. Unsec. Gtd. Notes, 3.50%, 06/16/2021(b)	4,986,000	5,007,582
		50,493,801

Alternative Carriers–0.01%
Level 3 Financing, Inc.,
Sr. Unsec. Gtd. Global Notes, 5.38%, 05/01/2025	176,000	182,600
Sr. Unsec. Gtd. Notes, 5.25%, 03/15/2026(b)	97,000	98,455
		281,055

Aluminum–0.02%
Alcoa Nederland Holding B.V., Sr. Unsec. Gtd. Notes, 6.75%, 09/30/2024(b)	400,000	436,797

Apparel Retail–0.28%
Gap, Inc. (The), Sr. Unsec. Global Bonds, 5.95%, 04/12/2021	144,000	153,693
Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/2021(b)	122,000	124,745
L Brands, Inc., Sr. Unsec. Gtd. Global Notes,
5.63%, 02/15/2022	6,438,000	6,816,232
6.75%, 07/01/2036	22,000	21,175
6.88%, 11/01/2035	88,000	85,030
		7,200,875

Apparel, Accessories & Luxury Goods–0.24%
Hanesbrands Inc., Sr. Unsec. Gtd. Notes,
4.63%, 05/15/2024(b)	682,000	679,016
4.88%, 05/15/2026(b)	5,580,000	5,534,663
		6,213,679

Asset Management & Custody Banks–0.91%
Affiliated Managers Group, Inc., Sr. Unsec. Global Notes, 4.25%, 02/15/2024	2,865,000	2,985,480
Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/2024(b)	5,598,000	5,667,387
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/2044(b)	6,934,000	7,158,176
Brookfield Asset Management Inc. (Canada), Sr. Unsec. Notes, 4.00%, 01/15/2025	785,000	780,446
Carlyle Holdings II Finance LLC, Sr. Unsec. Gtd. Notes, 5.63%, 03/30/2043(b)	5,747,000	5,789,232

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Asset Management & Custody Banks–(continued)
First Data Corp.,
Sec. Gtd. Second Lien Notes, 5.75%, 01/15/2024(b)	$125,000	$130,156
Sr. Sec. Gtd. First Lien Notes, 5.00%, 01/15/2024(b)	80,000	82,200
Sr. Unsec. Gtd. Notes, 7.00%, 12/01/2023(b)	444,000	476,745
Prime Security Services Borrower, LLC/Prime Finance, Inc., Sec. Gtd. Second Lien Notes, 9.25%, 05/15/2023(b)	429,000	471,364
Team Health Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.38%, 02/01/2025(b)	160,000	159,600
		23,700,786

Auto Parts & Equipment–0.01%
Dana Inc., Sr. Unsec. Notes,
5.38%, 09/15/2021	128,000	132,960
5.50%, 12/15/2024	164,000	172,200
		305,160

Automobile Manufacturers–2.06%
Daimler Finance North America LLC (Germany), Sr. Unsec. Gtd. Notes,
2.85%, 01/06/2022(b)	7,883,000	7,908,876
3.88%, 09/15/2021(b)	3,274,000	3,435,436
Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes,
2.68%, 01/09/2020	8,674,000	8,756,477
3.10%, 05/04/2023	1,753,000	1,720,009
3.81%, 01/09/2024	6,545,000	6,593,341
General Motors Co., Sr. Unsec. Global Notes, 3.50%, 10/02/2018	5,076,000	5,191,966
General Motors Financial Co., Inc., Sr. Unsec. Gtd. Notes, 3.15%, 01/15/2020	4,304,000	4,389,996
Kia Motors Corp. (South Korea), Sr. Unsec. Notes, 3.25%, 04/21/2026(b)	300,000	298,184
Nissan Motor Acceptance Corp. (Japan), Sr. Unsec. Notes, 2.80%, 01/13/2022(b)	15,419,000	15,435,013
		53,729,298

Biotechnology–0.36%
AbbVie Inc., Sr. Unsec. Global Notes, 3.60%, 05/14/2025	2,120,000	2,115,979
Shire Acquisitions Investments Ireland DAC, Sr. Unsec. Gtd. Global Notes, 2.88%, 09/23/2023	7,500,000	7,257,788
		9,373,767

Brewers–0.88%
Anheuser-Busch InBev Finance, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes,
3.30%, 02/01/2023	4,023,000	4,105,435
3.65%, 02/01/2026	7,519,000	7,658,590
4.90%, 02/01/2046	5,000,000	5,514,698

	Principal Amount	Value
Brewers–(continued)
Anheuser-Busch InBev Worldwide Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 3.75%, 01/15/2022	$5,456,000	$5,753,816
		23,032,539

Broadcasting–0.11%
AMC Networks Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 04/01/2024	105,000	106,510
CBS Corp., Sr. Unsec. Gtd. Notes, 3.50%, 01/15/2025	1,420,000	1,414,503
Clear Channel Worldwide Holdings, Inc.,
Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/2022	309,000	321,360
Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/2020	242,000	245,025
iHeartCommunications, Inc., Sr. Sec. Gtd. First Lien Global Notes, 9.00%, 12/15/2019	252,000	221,445
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/2024	351,000	377,325
Nexstar Broadcasting, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(b)	112,000	115,080
Tribune Media Co., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/15/2022	123,000	126,075
		2,927,323

Building Products–0.11%
Allegion PLC, Sr. Unsec. Gtd. Notes, 5.88%, 09/15/2023	100,000	107,719
Builders FirstSource, Inc., Sr. Unsec. Gtd. Notes, 10.75%, 08/15/2023(b)	102,000	118,447
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/2021	146,000	151,475
St. Marys Cement Inc. (Brazil), Sr. Unsec. Gtd. Notes, 5.75%, 01/28/2027(b)	200,000	203,500
Standard Industries Inc., Sr. Unsec. Notes,
5.00%, 02/15/2027(b)	179,000	182,804
6.00%, 10/15/2025(b)	2,021,000	2,158,681
		2,922,626

Cable & Satellite–1.12%
Altice Financing S.A. (Luxembourg), Sr. Sec. Gtd. First Lien Notes, 6.63%, 02/15/2023(b)	1,000,000	1,060,000
Altice Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.75%, 05/15/2022(b)	500,000	533,750
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Notes, 5.75%, 02/15/2026(b)	1,135,000	1,222,395

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Cable & Satellite–(continued)
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sr. Sec. Gtd. First Lien Global Notes,
4.46%, 07/23/2022	$2,000,000	$2,102,935
4.91%, 07/23/2025	2,187,000	2,311,849
6.83%, 10/23/2055	6,341,000	7,485,208
Comcast Corp., Sr. Unsec. Gtd. Global Notes, 3.40%, 07/15/2046	2,095,000	1,818,070
Cox Communications, Inc., Sr. Unsec. Notes,
3.35%, 09/15/2026(b)	5,845,000	5,651,516
8.38%, 03/01/2039(b)	1,220,000	1,536,918
9.38%, 01/15/2019(b)	25,000	28,030
CSC Holdings LLC,
Sr. Unsec. Global Notes, 6.75%, 11/15/2021	305,000	336,262
Sr. Unsec. Notes, 10.13%, 01/15/2023(b)	500,000	581,250
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 11/15/2024	2,367,000	2,532,690
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes,
7.25%, 04/01/2019	50,000	48,125
7.25%, 10/15/2020	120,000	111,600
Sirius XM Radio Inc., Sr. Unsec. Gtd. Notes,
5.38%, 04/15/2025(b)	315,000	322,875
5.38%, 07/15/2026(b)	162,000	165,443
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. First Lien Bonds, 5.00%, 01/15/2025(b)	400,000	413,000
Virgin Media Finance PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 6.00%, 10/15/2024(b)	200,000	211,250
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. First Lien Notes, 5.50%, 08/15/2026(b)	200,000	205,250
VTR Finance B.V. (Chile), Sr. Sec. First Lien Notes, 6.88%, 01/15/2024(b)	250,000	266,875
Ziggo Bond Finance B.V. (Netherlands), REGS, Sr. Unsec. Euro Notes, 5.88%, 01/15/2025(b)	250,000	255,312
		29,200,603

Casinos & Gaming–0.07%
Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes,
6.38%, 04/01/2026	226,000	244,645
6.88%, 05/15/2023	173,000	187,056
Codere Finance 2 (Luxembourg) S.A. (Spain), Sr. Sec. Gtd. First Lien Notes, 7.63%, 11/01/2021(b)	200,000	191,500

	Principal Amount	Value
Casinos & Gaming–(continued)
MGM Resorts International, Sr. Unsec. Gtd. Notes,
4.63%, 09/01/2026	$784,000	$769,300
6.00%, 03/15/2023	85,000	92,544
7.75%, 03/15/2022	110,000	128,700
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2025(b)	106,000	107,855
		1,721,600

Commercial Printing–0.01%
Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/2022(b)	226,000	237,300

Commodity Chemicals–0.03%
Braskem Finance Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 6.45%, 02/03/2024	200,000	217,000
Koppers Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2025(b)	159,000	166,155
Tronox Finance LLC, Sr. Unsec. Gtd. Global Notes, 6.38%, 08/15/2020	195,000	198,900
Valvoline Inc., Sr. Unsec. Gtd. Notes, 5.50%, 07/15/2024(b)	123,000	130,073
		712,128

Communications Equipment–0.04%
CommScope Technologies Finance LLC, Sr. Unsec. Gtd. Notes, 6.00%, 06/15/2025(b)	446,000	479,450
Hughes Satellite Systems Corp.,
Sr. Sec. Gtd. First Lien Notes, 5.25%, 08/01/2026(b)	191,000	195,059
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	249,000	277,635
		952,144

Construction & Engineering–0.29%
AECOM, Sr. Unsec. Gtd. Notes, 5.13%, 03/15/2027(b)	3,450,000	3,523,313
Delhi International Airport (Pvt.) Ltd. (India), Sr. Sec. First Lien Bonds, 6.13%, 10/31/2026(b)	200,000	208,280
Hacienda Investments Ltd. via DME Airport Ltd. (Russia), REGS, Sr. Unsec. Euro Bonds, 5.88%, 11/11/2021(b)	1,200,000	1,256,430
Valmont Industries, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 10/01/2054	2,916,000	2,620,259
		7,608,282

Construction Machinery & Heavy Trucks–0.03%
Commercial Vehicle Group Inc., Sec. Gtd. Second Lien Global Notes, 7.88%, 04/15/2019	192,000	194,400
Meritor Inc., Sr. Unsec. Gtd. Notes,
6.25%, 02/15/2024	159,000	164,963
6.75%, 06/15/2021	94,000	98,230

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Construction Machinery & Heavy Trucks–(continued)
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/2025	$60,000	$62,400
Terex Corp., Sr. Unsec. Gtd. Notes, 5.63%, 02/01/2025(b)	158,000	162,345
		682,338

Consumer Finance–0.88%
Ally Financial Inc., Sr. Unsec. Global Notes, 4.13%, 03/30/2020	4,449,000	4,604,715
4.63%, 03/30/2025	1,863,000	1,902,589
5.13%, 09/30/2024	924,000	977,130
Discover Bank, Sr. Unsec. Global Bonds, 3.45%, 07/27/2026	5,000,000	4,906,692
Synchrony Financial, Sr. Unsec. Global Notes, 4.50%, 07/23/2025	9,795,000	10,275,107
Unifin Financiera, S.A.B. de C.V., SOFOM, E.N.R. (Mexico), Sr. Unsec. Gtd. Bonds, 7.25%, 09/27/2023(b)	200,000	200,602
		22,866,835

Copper–0.12%
First Quantum Minerals Ltd. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 02/15/2021(b)	295,000	308,275
Freeport-McMoRan Inc., Sr. Unsec. Gtd. Global Notes, 5.40%, 11/14/2034	355,000	311,956
Lundin Mining Corp. (Canada), Sr. Sec. Gtd. First Lien Notes, 7.88%, 11/01/2022(b)	2,193,000	2,395,853
Southern Copper Corp. (Peru), Sr. Unsec. Global Notes, 7.50%, 07/27/2035	200,000	243,750
		3,259,834

Data Processing & Outsourced Services–0.18%
Fidelity National Information Services, Inc., Sr. Unsec. Global Notes, 4.50%, 08/15/2046	4,764,000	4,652,856

Diversified Banks–6.89%
ANZ New Zealand (Int’l) Ltd. (New Zealand), Sr. Unsec. Gtd. Notes, 2.13%, 07/28/2021(b)	4,415,000	4,301,309
Australia and New Zealand Banking Group Ltd. (Australia), Jr. Unsec. Sub. Notes, 6.75%(b)(c)	11,549,000	12,573,974
Banco do Brasil S.A. (Brazil),
REGS, Jr. Unsec. Sub. Euro Notes, 9.00%(b)(c)	400,000	409,000
Unsec. Sub. Euro Notes, 5.88%, 01/19/2023(b)	200,000	207,700
Banco Nacional de Comercio Exterior, S.N.C. (Mexico), Unsec. Sub. Notes, 3.80%, 08/11/2026(b)	2,665,000	2,530,936

	Principal Amount	Value
Diversified Banks–(continued)
Bank of America Corp.,
Unsec. Sub. Medium-Term Notes, 4.20%, 08/26/2024	$5,435,000	$5,625,029
Series L, Sr. Unsec. Global Notes, 2.60%, 01/15/2019	5,386,000	5,454,863
Series X, Jr. Unsec. Sub. Notes, 6.25%(c)	8,843,000	9,506,225
Series Z, Jr. Unsec. Sub. Notes, 6.50%(c)	3,360,000	3,679,200
Series DD, Jr. Unsec. Sub. Notes, 6.30%(c)	2,080,000	2,277,600
Barclays PLC (United Kingdom), Sr. Unsec. Global Notes, 4.95%, 01/10/2047	3,525,000	3,602,502
BBVA Bancomer S.A. (Mexico), Sr. Unsec. Notes, 4.38%, 04/10/2024(b)	1,385,000	1,412,802
BNP Paribas S.A. (France), Jr. Unsec. Sub. Notes, 6.75%(b)(c)	5,990,000	6,017,874
Citigroup Inc.,
Unsec. Sub. Global Notes, 5.50%, 09/13/2025	7,130,000	7,846,847
Unsec. Sub. Notes, 4.45%, 09/29/2027	10,555,000	10,849,622
Series Q, Jr. Unsec. Sub. Global Notes, 5.95%(c)	2,300,000	2,415,000
Series R, Jr. Unsec. Sub. Global Notes, 6.13%(c)	4,110,000	4,387,425
Series T, Jr. Unsec. Sub. Global Notes, 6.25%(c)	6,904,000	7,490,840
Crédit Agricole S.A. (France), Unsec. Sub. Notes, 4.38%, 03/17/2025(b)	1,160,000	1,146,716
Development Bank of Kazakhstan JSC (Kazakhstan), REGS, Sr. Unsec. Euro Notes, 4.13%, 12/10/2022(b)	300,000	298,268
Dresdner Funding Trust I (Germany), REGS, Jr. Unsec. Sub. Euro Notes, 8.15%, 06/30/2031(b)	135,000	159,072
Global Bank Corp. (Panama), Sr. Unsec. Notes, 4.50%, 10/20/2021(b)	7,342,000	7,350,851
HBOS PLC (United Kingdom), Unsec. Sub. Medium-Term Global Notes, 6.75%, 05/21/2018(b)	1,360,000	1,429,557
HSBC Holdings PLC (United Kingdom),
Sr. Unsec. Global Notes, 4.00%, 03/30/2022	1,050,000	1,099,338
Unsec. Sub. Global Notes, 4.38%, 11/23/2026	2,169,000	2,199,546
Industrial Senior Trust (Guatemala), REGS, Sr. Unsec. Gtd. Euro Notes, 5.50%, 11/01/2022(b)	500,000	498,750
ING Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.75%, 03/07/2017(b)	1,077,000	1,077,282
ING Groep N.V. (Netherlands), Jr. Unsec. Sub. Global Notes, 6.50%(c)	2,710,000	2,676,125

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Diversified Banks–(continued)
Intesa Sanpaolo S.p.A. (Italy), Sr. Unsec. Gtd. Medium-Term Notes, 3.88%, 01/15/2019	$2,840,000	$2,896,468
JPMorgan Chase & Co.,
Sr. Unsec. Medium-Term Global Bonds, 2.30%, 08/15/2021	8,950,000	8,852,047
Unsec. Sub. Global Notes, 3.63%, 12/01/2027	5,610,000	5,477,051
Series 1, Jr. Unsec. Sub. Global Notes, 7.90%(c)	4,500,000	4,702,500
Nordea Bank AB (Sweden), Jr. Unsec. Sub. Notes, 5.50%(b)(c)	3,909,000	4,001,839
Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Global Bonds, 5.13%, 05/28/2024	600,000	612,076
Société Générale S.A. (France), Jr. Unsec. Sub. Notes, 7.38%(b)(c)	5,975,000	6,094,500
Standard Chartered PLC (United Kingdom),
Jr. Unsec. Sub. Notes, 7.75%(b)(c)	5,720,000	5,898,750
Unsec. Sub. Notes, 4.30%, 02/19/2027(b)	3,242,000	3,186,165
VTB Bank OJSC Via VTB Capital S.A. (Russia), REGS, Unsec. Sub. Euro Bonds, 6.95%, 10/17/2022(b)	200,000	219,250
Wells Fargo & Co.,
Unsec. Sub. Global Notes, 5.38%, 11/02/2043	8,500,000	9,704,123
Unsec. Sub. Medium-Term Notes, 4.75%, 12/07/2046	4,215,000	4,400,215
Series U, Jr. Unsec. Sub. Global Notes, 5.88% (c)	5,356,000	5,824,650
Yapi ve Kredi Bankasi A.S. (Turkey), Sr. Unsec. Notes, 5.75%, 02/24/2022(b)	9,258,000	9,240,160
		179,634,047

Diversified Capital Markets–0.14%
BTG Investments L.P. (Brazil), REGS, Sr. Unsec. Gtd. Euro Notes, 4.50%, 04/17/2018(b)	250,000	248,915
Credit Suisse Group AG (Switzerland), Jr. Unsec. Sub. Notes, 7.50%(b)(c)	305,000	331,687
Credit Suisse Group Funding (Guernsey) Ltd. (Switzerland), Sr. Unsec. Gtd. Global Notes, 3.75%, 03/26/2025	3,055,000	3,015,919
		3,596,521

Diversified Chemicals–0.19%
Chemours Co. (The), Sr. Unsec. Gtd. Global Notes,
6.63%, 05/15/2023	2,381,000	2,556,599
7.00%, 05/15/2025	75,000	81,844
OCP S.A. (Morocco),
Sr. Unsec. Notes, 4.50%, 10/22/2025(b)	1,940,000	1,902,412
REGS, Sr. Unsec. Euro Notes, 4.50%, 10/22/2025(b)	500,000	490,880
		5,031,735

	Principal Amount	Value
Diversified Metals & Mining–0.52%
Codelco Inc. (Chile), REGS, Sr. Unsec. Euro Notes, 4.50%, 09/16/2025(b)	$500,000	$530,339
Glencore Finance Canada Ltd. (Switzerland), Sr. Unsec. Gtd. Notes, 2.70%, 10/25/2017(b)	8,220,000	8,271,375
HudBay Minerals, Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.63%, 01/15/2025(b)	328,000	359,160
MMC Norilsk Nickel OJSC via MMC Finance Ltd. (Russia), Sr. Unsec. Notes, 6.63%, 10/14/2022(b)	295,000	331,506
Teck Resources Ltd. (Canada),
Sr. Unsec. Gtd. Global Notes, 4.75%, 01/15/2022	109,000	113,360
Sr. Unsec. Gtd. Notes, 4.50%, 01/15/2021	3,200,000	3,332,000
Sr. Unsec. Notes, 6.13%, 10/01/2035	350,000	364,000
Vedanta Resources PLC (India), Sr. Unsec. Notes, 6.38%, 07/30/2022(b)	300,000	302,250
		13,603,990

Diversified REIT’s–0.43%
Select Income REIT, Sr. Unsec. Global Notes, 4.50%, 02/01/2025	1,570,000	1,537,579
Trust F/1401 (Mexico), Sr. Unsec. Notes, 5.25%, 12/15/2024(b)	1,300,000	1,303,250
Sr. Unsec. Notes, 5.25%, 01/30/2026(b)	8,353,000	8,301,930
		11,142,759

Electric Utilities–0.63%
Adani Transmission Ltd. (India), Sr. Sec. Notes, 4.00%, 08/03/2026(b)	200,000	196,354
CLP Power Hong Kong Financing Ltd. (Hong Kong), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 3.13%, 05/06/2025(b)	200,000	197,458
Eskom Holdings SOC Ltd. (South Africa), REGS, Sr. Unsec. Euro Notes, 7.13%, 02/11/2025(b)	400,000	415,670
Georgia Power Co., Sr. Unsec. Notes, 2.85%, 05/15/2022	4,085,000	4,134,335
Southern Co. (The), Series B, Jr. Unsec. Sub. Global Notes, 5.50%, 03/15/2057	10,539,000	11,065,950
State Grid Overseas Investment (2014) Ltd. (China), REGS, Sr. Unsec. Gtd. Euro Notes, 4.85%, 05/07/2044(b)	200,000	229,249
Transelec S.A. (Chile), Sr. Unsec. Notes, 3.88%, 01/12/2029(b)	230,000	222,097
		16,461,113

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Electrical Components & Equipment–0.02%
EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/2023(b)	$185,000	$188,700
Sensata Technologies B.V., Sr. Unsec. Gtd. Notes,
4.88%, 10/15/2023(b)	100,000	102,625
5.00%, 10/01/2025(b)	260,000	264,875
		556,200

Environmental & Facilities Services–0.00%
Advanced Disposal Services, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 11/15/2024(b)	84,000	86,100

Fertilizers & Agricultural Chemicals–0.01%
Israel Chemicals Ltd. (Israel), REGS, Sr. Unsec. Euro Bonds, 4.50%, 12/02/2024(b)	300,000	301,922

Financial Exchanges & Data–0.29%
Moody’s Corp., Sr. Unsec. Global Notes,
2.75%, 07/15/2019	1,470,000	1,491,136
4.88%, 02/15/2024	3,099,000	3,380,496
5.25%, 07/15/2044	1,140,000	1,294,018
MSCI Inc., Sr. Unsec. Gtd. Notes, 5.25%, 11/15/2024(b)	175,000	185,281
Nasdaq, Inc., Sr. Unsec. Notes, 3.85%, 06/30/2026	1,205,000	1,215,647
		7,566,578

Food Distributors–0.01%
US Foods, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 06/15/2024(b)	365,000	383,250

Gas Utilities–0.05%
AmeriGas Partners, L.P./AmeriGas Finance Corp., Sr. Unsec. Global Notes, 5.63%, 05/20/2024	124,000	128,960
5.88%, 08/20/2026	298,000	309,920
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes,
6.50%, 05/01/2021	195,000	191,587
6.75%, 01/15/2022	115,000	111,838
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	465,000	471,975
		1,214,280

General Merchandise Stores–0.01%
Dollar Tree, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 03/01/2023	134,000	142,878

Health Care Equipment–0.13%
Abbott Laboratories, Sr. Unsec. Global Notes, 3.75%, 11/30/2026	3,270,000	3,273,438

	Principal Amount	Value
Health Care Equipment–(continued)
Hill-Rom Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/15/2025(b)	$120,000	$121,050
		3,394,488

Health Care Facilities–0.16%
Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes, 6.50%, 03/01/2024	105,000	111,825
Community Health Systems, Inc.,
Sr. Sec. Gtd. First Lien Global Notes, 5.13%, 08/01/2021	264,000	261,360
Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2022	132,737	117,472
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/2021	130,000	141,375
HCA, Inc., Sr. Sec. Gtd. First Lien Global Notes,
5.88%, 03/15/2022	136,000	150,620
6.50%, 02/15/2020	675,000	741,656
Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/2025	690,000	739,162
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/2025	130,000	136,500
5.88%, 02/15/2026	160,000	172,000
HealthSouth Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/15/2025	90,000	91,575
LifePoint Health, Inc., Sr. Unsec. Gtd. Notes,
5.38%, 05/01/2024(b)	194,000	194,970
5.88%, 12/01/2023	23,000	23,748
Tenet Healthcare Corp.,
Sec. Gtd. Second Lien Notes, 7.50%, 01/01/2022(b)	23,000	24,984
Sr. Unsec. Global Notes, 6.75%, 06/15/2023	117,000	116,415
8.00%, 08/01/2020	842,000	865,155
8.13%, 04/01/2022	215,000	226,825
Universal Health Services, Inc, Sr. Sec. Gtd. First Lien Notes, 5.00%, 06/01/2026(b)	36,000	37,125
		4,152,767

Health Care REIT’s–0.78%
HCP, Inc., Sr. Unsec. Global Notes,
4.00%, 12/01/2022	9,288,000	9,620,520
4.25%, 11/15/2023	5,830,000	6,053,653
Senior Housing Properties Trust, Sr. Unsec. Notes, 6.75%, 12/15/2021	2,550,000	2,852,381
Welltower Inc., Sr. Unsec. Notes, 5.25%, 01/15/2022	1,626,000	1,793,575
		20,320,129

Health Care Services–0.05%
AMN Healthcare, Inc., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/2024(b)	88,000	89,760

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Health Care Services–(continued)
DaVita Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/2025	$430,000	$434,300
MEDNAX, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2023(b)	287,000	297,045
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 7.13%, 06/01/2024(b)	359,000	387,271
		1,208,376

Home Entertainment Software–0.11%
Electronic Arts Inc., Sr. Unsec. Global Notes, 3.70%, 03/01/2021	2,790,000	2,893,930

Home Improvement Retail–0.01%
Hillman Group Inc. (The), Sr. Unsec. Gtd. Notes, 6.38%, 07/15/2022(b)	197,000	190,598

Homebuilding–0.53%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/2021(b)	263,000	264,315
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/2021	301,000	311,911
CalAtlantic Group Inc., Sr. Unsec. Gtd. Notes, 5.38%, 10/01/2022	157,000	165,635
KB Home, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/2022	20,000	21,950
Lennar Corp.,
Sr. Unsec. Gtd. Global Bonds, 4.13%, 01/15/2022	3,625,000	3,688,438
Sr. Unsec. Gtd. Global Notes, 4.75%, 11/15/2022	310,000	320,075
MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/2043	9,960,000	8,839,500
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes,
6.00%, 06/01/2025	80,000	83,600
7.15%, 04/15/2020	55,000	60,706
Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2023(b)	46,000	48,645
		13,804,775

Hotel and Resort REIT’s–0.47%
Hospitality Properties Trust,
Sr. Unsec. Global Notes, 4.25%, 02/15/2021	5,995,000	6,244,901
Sr. Unsec. Notes, 4.95%, 02/15/2027	3,460,000	3,539,767
Host Hotels & Resorts L.P., Series F, Sr. Unsec. Global Notes, 4.50%, 02/01/2026	2,280,000	2,377,467
		12,162,135

	Principal Amount	Value
Hotels, Resorts & Cruise Lines–0.01%
Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/2022	$290,000	$315,194

Household Products–0.47%
Reynolds Group Issuer Inc./LLC (New Zealand),
Sr. Sec. Gtd. First Lien Global Notes, 5.75%, 10/15/2020	11,417,000	11,773,781
Sr. Sec. Gtd. First Lien Notes, 5.13%, 07/15/2023(b)	42,000	43,522
Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	13,000	14,008
Spectrum Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 07/15/2025	305,000	326,350
Springs Industries, Inc., Sr. Sec. Global Notes, 6.25%, 06/01/2021	97,000	100,759
		12,258,420

Housewares & Specialties–0.20%
Newell Brands Inc., Sr. Unsec. Global Notes, 3.85%, 04/01/2023	4,952,000	5,161,863

Independent Power Producers & Energy Traders–0.09%
AES Corp. (The), Sr. Unsec. Notes,
5.50%, 03/15/2024	85,000	86,700
5.50%, 04/15/2025	742,000	754,985
Calpine Corp., Sr. Unsec. Global Notes,
5.38%, 01/15/2023	143,000	144,966
5.50%, 02/01/2024	134,000	133,665
5.75%, 01/15/2025	766,000	760,255
NRG Energy, Inc.,
Sr. Unsec. Gtd. Global Notes, 6.25%, 05/01/2024	240,000	241,800
Sr. Unsec. Gtd. Notes, 6.63%, 01/15/2027(b)	147,000	145,530
		2,267,901

Industrial REIT’s–0.23%
PLA Administradora Industrial, S. de R.L. de C.V. (Mexico), Sr. Unsec. Notes, 5.25%, 11/10/2022(b)	6,148,000	6,117,260

Integrated Oil & Gas–1.39%
California Resources Corp., Sec. Gtd. Second Lien Notes, 8.00%, 12/15/2022(b)	104,000	88,920
Ecopetrol S.A. (Colombia), Sr. Unsec. Global Notes,
4.13%, 01/16/2025	6,024,000	5,850,810
5.38%, 06/26/2026	300,000	309,937
5.88%, 09/18/2023	600,000	653,250

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Integrated Oil & Gas–(continued)
Petrobras Global Finance B.V. (Brazil), Sr. Unsec. Gtd. Global Notes,
4.38%, 05/20/2023	$300,000	$278,625
5.38%, 01/27/2021	300,000	304,500
6.13%, 01/17/2022	78,000	81,315
8.75%, 05/23/2026	400,000	452,750
Petróleos Mexicanos (Mexico),
Sr. Unsec. Gtd. Global Bonds, 6.63%, 06/15/2035	800,000	808,782
Sr. Unsec. Gtd. Global Notes, 6.50%, 06/02/2041	250,000	242,793
6.75%, 09/21/2047	13,130,000	13,045,121
6.88%, 08/04/2026	300,000	329,151
Sr. Unsec. Gtd. Notes, 5.38%, 03/13/2022(b)	3,901,000	4,081,683
6.50%, 03/13/2027(b)	8,927,000	9,483,353
PTT PCL (Thailand), REGS, Sr. Unsec. Euro Notes, 3.38%, 10/25/2022(b)	300,000	305,340
		36,316,330

Integrated Telecommunication Services–1.99%
AT&T Inc.,
Sr. Unsec. Global Notes, 3.40%, 05/15/2025	4,505,000	4,358,371
4.75%, 05/15/2046	5,080,000	4,770,051
5.25%, 03/01/2037	5,465,000	5,646,203
5.70%, 03/01/2057	5,620,000	5,842,083
Sr. Unsec. Notes, 3.95%, 01/15/2025	1,021,000	1,028,774
4.45%, 04/01/2024	3,183,000	3,341,221
CenturyLink, Inc., Series Y, Sr. Unsec. Global Notes, 7.50%, 04/01/2024	122,000	131,302
Cincinnati Bell Inc., Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	92,000	97,520
Frontier Communications Corp.,
Sr. Unsec. Global Notes, 8.88%, 09/15/2020	23,000	24,524
10.50%, 09/15/2022	120,000	125,550
11.00%, 09/15/2025	410,000	413,075
GCI, Inc., Sr. Unsec. Global Notes, 6.88%, 04/15/2025	92,000	95,910
Ooredoo International Finance Ltd. (Qatar), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 5.00%, 10/19/2025(b)	200,000	217,750
SBA Communications Corp., Sr. Unsec. Notes, 4.88%, 09/01/2024(b)	316,000	316,000
SFR Group S.A. (France),
Sr. Sec. Gtd. First Lien Bonds, 6.00%, 05/15/2022(b)	1,356,000	1,406,850
Sr. Sec. Gtd. First Lien Notes, 7.38%, 05/01/2026(b)	200,000	208,000

	Principal Amount	Value
Integrated Telecommunication Services–(continued)
T-Mobile USA, Inc.,
Sr. Unsec. Gtd. Global Bonds, 6.50%, 01/15/2026	$405,000	$444,994
Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/2021	922,000	953,117
6.38%, 03/01/2025	1,108,000	1,192,485
Telecom Italia S.p.A. (Italy), Sr. Unsec. Notes, 5.30%, 05/30/2024(b)	540,000	551,475
Verizon Communications Inc.,
Sr. Unsec. Global Notes, 1.75%, 08/15/2021	1,397,000	1,338,869
2.63%, 08/15/2026	4,916,000	4,528,762
4.13%, 08/15/2046	1,701,000	1,504,790
4.52%, 09/15/2048	12,527,000	11,645,168
5.01%, 08/21/2054	1,698,000	1,652,086
		51,834,930

Internet & Direct Marketing Retail–0.17%
Expedia, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 02/15/2026	3,855,000	4,066,414
JD.com, Inc. (China), Sr. Unsec. Global Notes, 3.13%, 04/29/2021	300,000	298,238
		4,364,652

Internet Software & Services–0.24%
Alibaba Group Holding Ltd. (China), Sr. Unsec. Global Notes, 3.60%, 11/28/2024	200,000	203,538
Baidu, Inc. (China), Sr. Unsec. Global Notes, 3.50%, 11/28/2022	200,000	204,006
Tencent Holdings Ltd. (China), Sr. Unsec. Notes, 3.38%, 05/02/2019(b)	5,779,000	5,916,838
		6,324,382

Investment Banking & Brokerage–0.95%
Cantor Fitzgerald, L.P., Unsec. Notes, 6.50%, 06/17/2022(b)	1,896,000	2,067,294
Goldman Sachs Group, Inc. (The), Sr. Unsec. Medium-Term Global Notes, 7.50%, 02/15/2019	1,921,000	2,124,231
Sr. Unsec. Global Notes, 3.75%, 05/22/2025	5,776,000	5,865,196
Jefferies Group LLC, Sr. Unsec. Global Notes, 4.85%, 01/15/2027	3,780,000	3,876,295
Morgan Stanley, Sr. Unsec. Medium-Term Global Notes, 5.50%, 07/28/2021	4,875,000	5,421,517
Unsec. Sub. Medium-Term Global Notes, 4.35%, 09/08/2026	5,000,000	5,164,800
Murray Street Investment Trust I, Sr. Unsec. Gtd. Notes, 4.65%, 03/09/2017(d)	183,000	183,118
		24,702,451

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Leisure Facilities–0.00%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 06/01/2024	$115,000	$119,600

Life & Health Insurance–0.83%
Dai-ichi Life Insurance Co., Ltd. (The) (Japan), Jr. Unsec. Sub. Notes, 4.00%(b)(c)	3,335,000	3,247,456
Forethought Financial Group, Inc., Sr. Unsec. Notes, 8.63%, 04/15/2021(b)	50,000	55,436
MetLife, Inc.,
Sr. Unsec. Global Notes, 4.13%, 08/13/2042	2,200,000	2,194,500
Series C, Jr. Unsec. Sub. Global Notes, 5.25%(c)	8,176,000	8,503,040
Prudential Financial, Inc., Jr. Unsec. Sub. Global Notes,
5.63%, 06/15/2043	5,479,000	5,903,623
8.88%, 06/15/2068	1,640,000	1,782,680
		21,686,735

Managed Health Care–0.46%
Aetna, Inc., Sr. Unsec. Global Notes,
3.20%, 06/15/2026	5,471,000	5,528,035
4.25%, 06/15/2036	4,147,000	4,193,965
Centene Corp., Sr. Unsec. Notes, 4.75%, 01/15/2025	65,000	67,194
UnitedHealth Group Inc., Sr. Unsec. Global Notes, 3.75%, 07/15/2025	2,086,000	2,185,760
		11,974,954

Marine–0.01%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. First Lien Mortgage Notes, 8.13%, 11/15/2021(b)	248,000	223,200

Marine Ports & Services–0.03%
Adani Ports & Special Economic Zone Ltd. (India), Sr. Unsec. Notes, 3.95%, 01/19/2022(b)	207,000	206,177
PT Pelabuhan Indonesia II (Indonesia),
Sr. Unsec. Notes, 4.25%, 05/05/2025(b)	200,000	199,625
REGS, Sr. Unsec. Euro Notes, 4.25%, 05/05/2025(b)	300,000	300,114
		705,916

Metal & Glass Containers–0.03%
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. (Ireland), Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2025(b)	200,000	205,250
Ball Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 07/01/2025	455,000	482,869

	Principal Amount	Value
Metal & Glass Containers–(continued)
Berry Plastics Corp.,
Sec. Gtd. Second Lien Global Notes, 6.00%, 10/15/2022	$60,000	$63,675
Sec. Gtd. Second Lien Notes, 5.50%, 05/15/2022	87,000	90,915
		842,709

Movies & Entertainment–0.69%
21st Century Fox America, Inc.,
Sr. Unsec. Gtd. Global Notes, 6.55%, 03/15/2033	180,000	220,747
Sr. Unsec. Gtd. Notes, 4.75%, 11/15/2046(b)	2,840,000	2,900,989
AMC Entertainment Holdings, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.75%, 06/15/2025	310,000	322,400
Lions Gate Entertainment Corp., Sr. Unsec. Gtd. Notes, 5.88%, 11/01/2024(b)	183,000	188,719
Pinnacle Entertainment, Inc., Sr. Unsec. Notes, 5.63%, 05/01/2024(b)	345,000	352,331
Time Warner, Inc., Sr. Unsec. Gtd. Global Deb., 5.35%, 12/15/2043	2,100,000	2,208,928
Viacom Inc., Jr. Unsec. Sub. Global Notes,
5.88%, 02/28/2057	4,620,000	4,671,975
6.25%, 02/28/2057	5,295,000	5,334,713
Sr. Unsec. Global Notes, 3.45%, 10/04/2026	2,032,000	1,945,792
		18,146,594

Multi-Line Insurance–0.85%
AIG Global Funding, Sr. Sec. First Lien Notes, 2.70%, 12/15/2021(b)	6,594,000	6,582,180
American Financial Group, Inc., Sr. Unsec. Notes, 3.50%, 08/15/2026	2,690,000	2,629,234
American International Group, Inc., Sr. Unsec. Global Notes, 3.90%, 04/01/2026	5,670,000	5,736,362
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 4.95%, 04/22/2044(b)	2,185,000	2,269,504
XLIT Ltd. (Ireland), Unsec. Gtd. Sub. Bonds, 5.50%, 03/31/2045	5,097,000	5,067,850
		22,285,130

Multi-Utilities–0.01%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), REGS, Sr. Unsec. Global Notes, 3.88%, 05/06/2024(b)	200,000	203,135

Office REIT’s–0.16%
Alexandria Real Estate Equities, Inc., Sr. Unsec. Gtd. Global Notes, 3.95%, 01/15/2027	2,805,000	2,833,168

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Office REIT’s–(continued)
Piedmont Operating Partnership L.P., Sr. Unsec. Gtd. Global Notes, 4.45%, 03/15/2024	$1,290,000	$1,307,374
		4,140,542

Office Services & Supplies–0.35%
Pitney Bowes Inc., Sr. Unsec. Global Notes,
3.38%, 10/01/2021	8,285,000	8,131,396
4.63%, 03/15/2024	1,070,000	1,053,501
		9,184,897

Oil & Gas Drilling–0.01%
Ensco PLC, Sr. Unsec. Global Notes, 4.50%, 10/01/2024	220,000	190,025
Precision Drilling Corp. (Canada),
Sr. Unsec. Gtd. Global Notes, 5.25%, 11/15/2024	128,000	127,360
Sr. Unsec. Gtd. Notes, 7.75%, 12/15/2023(b)	19,000	20,710
Transocean Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/2031	70,000	63,350
Vantage Drilling International, Sr. Sec. Second Lien Notes, 10.00%, 12/31/2020 (Acquired 07/28/2016; Cost $8,370)(b)	9,000	8,393
		409,838

Oil & Gas Equipment & Services–0.11%
Petrofac Ltd. (United Kingdom), Sr. Unsec. Gtd. Notes, 3.40%, 10/10/2018(b)	2,570,000	2,611,349
SESI, L.L.C., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/2021	223,000	229,690
Weatherford International Ltd., Sr. Unsec. Gtd. Notes,
6.50%, 08/01/2036	77,000	71,417
8.25%, 06/15/2023	62,000	67,270
		2,979,726

Oil & Gas Exploration & Production–0.73%
Anadarko Petroleum Corp., Sr. Unsec. Notes, 5.55%, 03/15/2026	3,378,000	3,794,406
Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/01/2023	404,000	410,060
Callon Petroleum Co., Sr. Unsec. Gtd. Notes, 6.13%, 10/01/2024(b)	300,000	314,250
CNOOC Curtis Funding No.1 Pty Ltd. (China), REGS, Sr. Unsec. Gtd. Euro Notes, 4.50%, 10/03/2023(b)	200,000	213,947
CNOOC Finance (2015) U.S.A. LLC (China), Sr. Unsec. Gtd. Global Notes, 3.50%, 05/05/2025	400,000	399,696
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 3.80%, 06/01/2024	270,000	252,450

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/2022	$80,000	$66,800
Dolphin Energy Ltd. (United Arab Emirates), REGS, Sr. Sec. Euro Bonds, 5.50%, 12/15/2021(b)	200,000	221,727
Gulfport Energy Corp.,
Sr. Unsec. Gtd. Global Notes, 6.63%, 05/01/2023	35,000	35,875
Sr. Unsec. Gtd. Notes, 6.00%, 10/15/2024(b)	294,000	293,265
Hess Corp., Sr. Unsec. Global Notes, 5.80%, 04/01/2047	2,071,000	2,217,262
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec. Notes, 7.00%, 05/05/2020(b)	210,000	232,838
REGS, Sr. Unsec. Medium-Term Euro Notes, 4.40%, 04/30/2023(b)	600,000	607,519
6.38%, 04/09/2021(b)	400,000	440,200
Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/2024	570,000	612,037
Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/2023	254,000	259,080
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Gtd. Notes, 6.25%, 06/01/2024(b)	296,000	313,020
Pertamina Persero PT (Indonesia), REGS, Sr. Unsec. Medium-Term Euro Notes, 4.30%, 05/20/2023(b)	200,000	206,341
Pioneer Natural Resources Co., Sr. Unsec. Notes, 6.65%, 03/15/2017	1,956,000	1,959,578
QEP Resources, Inc., Sr. Unsec. Notes, 6.88%, 03/01/2021	434,000	462,210
Range Resources Corp., Sr. Unsec. Gtd. Global Notes, 4.88%, 05/15/2025	324,000	308,610
Rice Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/01/2023	175,000	185,063
RSP Permian, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 01/15/2025(b)	251,000	257,903
Southwestern Energy Co., Sr. Unsec. Global Notes, 4.10%, 03/15/2022	342,000	306,945
Tengizchevroil Finance Co. International Ltd. (Kazakhstan), Sr. Sec. Bonds, 4.00%, 08/15/2026(b)	4,000,000	3,836,504
Whiting Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/2023	406,000	408,537
WildHorse Resource Development Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/2025(b)	207,000	204,930

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
WPX Energy Inc., Sr. Unsec. Notes, 5.25%, 09/15/2024	$174,000	$170,520
		18,991,573

Oil & Gas Refining & Marketing–0.24%
Cosan Luxembourg S.A. (Brazil), Sr. Unsec. Gtd. Notes, 7.00%, 01/20/2027(b)	5,240,000	5,515,100
Reliance Industries Ltd. (India), REGS, Sr. Unsec. Euro Notes, 4.13%, 01/28/2025(b)	250,000	256,060
Tesoro Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 04/01/2024	375,000	391,875
		6,163,035

Oil & Gas Storage & Transportation–6.65%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Sr. Unsec. Gtd. Notes, 5.38%, 09/15/2024(b)	307,000	313,907
Enbridge Inc. (Canada), Sr. Unsec. Notes, 5.60%, 04/01/2017	4,679,000	4,690,728
Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.88%, 01/15/2024	596,000	642,935
Energy Transfer Partners, L.P., Sr. Unsec. Notes,
4.20%, 04/15/2027	3,519,000	3,539,565
4.75%, 01/15/2026	9,668,000	10,156,118
5.30%, 04/15/2047	7,439,000	7,452,241
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 3.75%, 02/15/2025	1,594,000	1,627,020
EQT Midstream Partners L.P., Sr. Unsec. Notes, 4.00%, 08/01/2024	2,255,000	2,296,038
Holly Energy Partners L.P./Holly Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 08/01/2024(b)	303,000	319,665
Kinder Morgan Energy Partners, L.P.,
Sr. Unsec. Gtd. Global Notes, 3.95%, 09/01/2022	1,203,000	1,240,795
Sr. Unsec. Gtd. Notes,
2.65%, 02/01/2019	6,243,000	6,312,407
5.95%, 02/15/2018	3,000,000	3,119,229
Kinder Morgan, Inc., Sr. Unsec. Gtd. Medium-Term Global Notes, 7.75%, 01/15/2032	16,441,000	20,901,723
MPLX LP,
Sr. Unsec. Global Bonds, 4.50%, 07/15/2023	22,197,000	23,355,406
Sr. Unsec. Global Notes,
4.13%, 03/01/2027	3,463,000	3,506,287
4.88%, 06/01/2025	125,000	133,516
5.20%, 03/01/2047	3,475,000	3,566,219
5.50%, 02/15/2023	12,314,000	12,845,041

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.13%, 03/01/2025(b)	$229,000	$229,572
ONEOK, Inc., Sr. Unsec. Global Notes, 4.25%, 02/01/2022	5,040,000	5,207,996
Plains All American Pipeline L.P./ PAA Finance Corp.,
Sr. Unsec. Global Notes, 3.60%, 11/01/2024	2,268,000	2,218,226
Sr. Unsec. Bonds, 4.50%, 12/15/2026	1,657,000	1,706,272
Sabine Pass Liquefaction, LLC,
Sr. Sec. First Lien Global Notes,
5.63%, 03/01/2025	822,000	906,769
6.25%, 03/15/2022	17,073,000	19,335,172
Sr. Sec. First Lien Notes,
4.20%, 03/15/2028(b)	14,628,000	14,613,811
5.00%, 03/15/2027(b)	4,086,000	4,346,482
Southern Natural Gas Co., L.L.C., Sr. Unsec. Notes, 5.90%, 04/01/2017(b)	1,208,000	1,212,326
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
Sr. Unsec. Gtd. Global Bonds, 5.25%, 05/01/2023	145,000	150,619
Sr. Unsec. Gtd. Notes, 5.13%, 02/01/2025(b)	326,000	339,040
Tesoro Logistics L.P./Tesoro Logistics Finance Corp.,
Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/2024	561,000	612,892
Sr. Unsec. Gtd. Notes, 5.25%, 01/15/2025	32,000	33,760
TransCanada Trust (Canada), Jr. Unsec. Sub. Gtd. Global Notes, 5.30%, 03/15/2077	6,225,000	6,311,826
Willams Cos. Inc. (The), Sr. Unsec. Global Notes, 4.55%, 06/24/2024	469,000	477,104
Williams Partners L.P.,
Sr. Unsec. Global Notes, 3.60%, 03/15/2022	5,671,000	5,773,064
Sr. Unsec. Notes, 4.13%, 11/15/2020	3,708,000	3,896,276
		173,390,047

Other Diversified Financial Services–0.17%
Equate Petrochemical B.V. (Kuwait), Sr. Unsec. Gtd. Notes, 4.25%, 11/03/2026(b)	203,000	202,888
Fondo MIVIVIENDA S.A. (Peru), REGS, Sr. Unsec. Euro Notes, 3.50%, 01/31/2023(b)	300,000	300,750
Kazakhstan Temir Zholy Finance B.V. (Kazakhstan), REGS, Sr. Unsec. Gtd. Euro Notes, 6.38%, 10/06/2020(b)	300,000	325,877
Majapahit Holding B.V. (Indonesia), REGS, Sr. Unsec. Gtd. Euro Notes, 7.75%, 01/20/2020(b)	200,000	227,400

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Other Diversified Financial Services–(continued)
Mexico City Airport Trust (Mexico), Sr. Sec. Notes, 4.25%, 10/31/2026(b)	$785,000	$782,088
Minmetals Bounteous Finance (BVI) Ltd. (China), REGS, Sr. Unsec. Gtd. Euro Bonds, 3.13%, 07/27/2021(b)	300,000	298,402
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., Sr. Unsec. Notes, 4.88%, 04/15/2045(b)	2,125,000	1,758,437
Peru Enhanced Pass-Through Finance Ltd. (Peru), REGS, Sr. Sec. First Lien Pass Through Ctfs., 0.00%, 06/02/2025(b)(e)	300,000	245,064
Power Sector Assets & Liabilities Management Corp. (Philippines), REGS, Sr. Unsec. Gtd. Euro Bond, 7.39%, 12/02/2024(b)	250,000	321,911
		4,462,817

Packaged Foods & Meats–0.56%
BRF GmbH (Brazil), Sr. Unsec. Gtd. Notes, 4.35%, 09/29/2026(b)	2,061,000	1,970,831
JBS Investments GmbH (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 04/03/2024(b)	250,000	269,375
JBS USA Lux S.A./JBS USA Finance Inc. (Brazil), Sr. Unsec. Gtd. Notes, 5.75%, 06/15/2025(b)	310,000	320,850
Kraft Heinz Foods Co. (The), Sr. Unsec. Gtd. Global Notes, 4.38%, 06/01/2046	4,780,000	4,529,722
Lamb Weston Holdings, Inc.,
Sr. Unsec. Gtd. Notes,
4.63%, 11/01/2024(b)	1,333,000	1,359,660
4.88%, 11/01/2026(b)	1,152,000	1,173,600
Marfrig Holdings Europe B.V. (Brazil), Sr. Unsec. Gtd. Notes, 8.00%, 06/08/2023(b)	200,000	211,000
Minerva Luxembourg S.A. (Brazil), Sr. Unsec. Gtd. Notes, 6.50%, 09/20/2026(b)	4,549,000	4,506,226
TreeHouse Foods, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2024(b)	350,000	370,562
		14,711,826

Paper Packaging–0.01%
Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.88%, 11/15/2022	240,000	249,300

Paper Products–0.48%
Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 4.50%, 02/01/2023	5,664,000	5,579,040
Fibria Overseas Finance Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 5.50%, 01/17/2027	6,652,000	6,726,835

	Principal Amount	Value
Paper Products–(continued)
Mercer International Inc. (Canada), Sr. Unsec. Notes, 6.50%, 02/01/2024(b)	$72,000	$73,440
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/2020	114,000	117,277
		12,496,592

Pharmaceuticals–0.60%
Bristol-Myers Squibb Co., Sr. Unsec. Deb., 6.88%, 08/01/2097	2,492,000	3,485,380
Endo Ltd./Endo Finance LLC/Endo Finco Inc., Sr. Unsec. Gtd. Notes, 6.00%, 07/15/2023(b)	200,000	185,000
Mylan N.V.,
Sr. Unsec. Gtd. Global Notes,
3.95%, 06/15/2026	3,844,000	3,754,258
5.25%, 06/15/2046	4,127,000	4,157,451
Teva Pharmaceutical Finance Netherlands III B.V. (Israel), Sr. Unsec. Gtd. Global Notes, 2.20%, 07/21/2021	3,874,000	3,734,135
Valeant Pharmaceuticals International, Inc.,
Sr. Unsec. Gtd. Notes,
5.50%, 03/01/2023(b)	55,000	44,550
5.63%, 12/01/2021(b)	280,000	235,900
5.88%, 05/15/2023(b)	33,000	26,895
6.13%, 04/15/2025(b)	175,000	141,312
REGS, Sr. Unsec. Gtd. Euro Notes, 6.13%, 04/15/2025(b)	30,000	24,000
		15,788,881

Property & Casualty Insurance–0.32%
Allstate Corp. (The), Sr. Unsec. Notes, 4.20%, 12/15/2046	3,105,000	3,192,577
Arch Capital Finance LLC, Sr. Unsec. Gtd. Notes, 5.03%, 12/15/2046	3,499,000	3,756,180
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/07/2087(b)	1,320,000	1,529,550
		8,478,307

Railroads–0.02%
Autoridad del Canal de Panamá (Panama), REGS, Sr. Unsec. Euro Bonds, 4.95%, 07/29/2035(b)	300,000	321,000
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec. First Lien Bonds, 5.88%, 07/05/2034(b)	300,000	319,875
		640,875

Regional Banks–0.92%
CIT Group Inc.,
Sr. Unsec. Global Notes,
5.00%, 08/15/2022	722,000	767,125
5.00%, 08/01/2023	320,000	339,800
5.25%, 03/15/2018	3,051,000	3,157,785

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Regional Banks–(continued)
Huntington Bancshares, Inc., Sr. Unsec. Global Notes, 2.30%, 01/14/2022	$15,345,000	$14,973,114
M&T Bank Corp., Series F, Jr. Unsec. Sub. Global Notes, 5.13%(c)	4,668,000	4,714,680
		23,952,504

Reinsurance–0.07%
Reinsurance Group of America, Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/2023	1,650,000	1,770,550

Renewable Electricity–0.05%
Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/2044	1,194,000	1,207,745

Research & Consulting Services–0.01%
IHS Markit Ltd., Sr. Unsec. Gtd. Notes, 5.00%, 11/01/2022(b)	174,000	183,570

Residential REIT’s–0.08%
Essex Portfolio L.P., Sr. Unsec. Gtd. Global Notes, 3.63%, 08/15/2022	2,135,000	2,196,215

Restaurants–0.68%
1011778 BC ULC/ New Red Finance, Inc. (Canada),
Sec. Gtd. Second Lien Notes, 6.00%, 04/01/2022(b)	7,755,000	8,113,669
Sr. Sec. Gtd. First Lien Notes, 4.63%, 01/15/2022(b)	7,259,000	7,513,065
Brinker International Inc., Sr. Unsec. Gtd. Notes, 5.00%, 10/01/2024(b)	2,114,000	2,088,166
Carrols Restaurant Group, Inc., Sec. Gtd. Second Lien Global Notes, 8.00%, 05/01/2022	95,000	102,600
		17,817,500

Retail REIT’s–0.20%
Brixmor Operating Partnership LP, Sr. Unsec. Global Notes, 3.25%, 09/15/2023	5,360,000	5,257,790

Semiconductors–2.13%
Analog Devices, Inc.,
Sr. Unsec. Global Notes,
3.13%, 12/05/2023	4,975,000	4,955,416
4.50%, 12/05/2036	1,230,000	1,240,200
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Sr. Unsec. Gtd. Notes,
3.00%, 01/15/2022(b)	18,410,000	18,444,519
3.88%, 01/15/2027(b)	12,452,000	12,592,085
Micron Technology, Inc., Sr. Unsec. Global Notes, 5.50%, 02/01/2025	372,000	385,950

	Principal Amount	Value
Semiconductors–(continued)
NXP B.V./NXP Funding LLC (Netherlands),
Sr. Unsec. Gtd. Notes, 5.75%, 03/15/2023(b)	$2,120,000	$2,241,238
Sr. Unsec. Notes, 3.88%, 09/01/2022(b)	13,736,000	14,040,403
QUALCOMM Inc., Sr. Unsec. Global Notes, 3.00%, 05/20/2022	1,652,000	1,674,325
		55,574,136

Sovereign Debt–1.61%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec. Notes,
5.63%, 01/26/2022(b)	6,148,000	6,226,310
6.25%, 04/22/2019(b)	9,010,000	9,541,590
6.88%, 01/26/2027(b)	11,666,000	11,665,843
Black Sea Trade and Development Bank (The) (Supranational), Sr. Unsec. Notes, 4.88%, 05/06/2021(b)	200,000	210,668
Brazilian Government International Bond (Brazil), Sr. Unsec. Global Bonds, 7.13%, 01/20/2037	50,000	56,000
Colombia Government International Bond (Colombia), Sr. Unsec. Global Notes, 3.88%, 04/25/2027	300,000	298,875
Dominican Republic International Bond (Dominican Repubic), Sr. Unsec. Bonds, 5.50%, 01/27/2025(b)	241,000	247,025
Egypt Government International Bond (Egypt), Sr. Unsec. Notes, 6.13%, 01/31/2022(b)	249,000	258,763
El Salvador Government International Bond (El Salvador), Sr. Unsec. Notes, 8.63%, 02/28/2029(b)	1,886,000	1,919,410
Guatemala Government Bond (Guatemala), Sr. Unsec. Notes, 4.50%, 05/03/2026(b)	200,000	198,240
Honduras Government International Bond (Honduras), Sr. Unsec. Notes, 6.25%, 01/19/2027(b)	5,006,000	5,074,064
Hungary Government International Bond (Hungary), Sr. Unsec. Global Notes, 5.38%, 02/21/2023	300,000	330,718
Indonesia Government International Bond (Indonesia), REGS, Sr. Unsec. Medium-Term Euro Notes, 4.13%, 01/15/2025(b)	300,000	308,488
Israel Government International Bond (Israel), Sr. Unsec. Global Bonds, 2.88%, 03/16/2026	200,000	196,766
Jamaica Government International Bond (Jamaica), Sr. Unsec. Global Notes, 8.00%, 03/15/2039	200,000	232,000
Jordan Government International Bond (Jordan), Sr. Unsec. Notes, 5.75%, 01/31/2027(b)	200,000	194,312

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Sovereign Debt–(continued)
Oman Government International Bond (Oman), REGS, Sr. Unsec. Euro Notes, 4.75%, 06/15/2026(b)	$200,000	$196,420
Panama Government International Bond (Panama), Sr. Unsec. Global Bonds, 3.88%, 03/17/2028	200,000	203,300
Provincia de Buenos Aires (Argentina), Sr. Unsec. Notes, 7.88%, 06/15/2027(b)	2,140,000	2,144,708
Republic of Poland Government International Bond (Poland),
Sr. Unsec. Global Notes,
3.25%, 04/06/2026	85,000	84,315
4.00%, 01/22/2024	150,000	157,576
Republic of South Africa Government International Bond (South Africa), Sr. Unsec. Global Notes, 4.88%, 04/14/2026	400,000	411,754
Saudi Government International Bond (Saudi Arabia), REGS, Sr. Unsec. Medium-Term Euro Notes, 3.25%, 10/26/2026(b)	700,000	678,125
Slovenia Government International Bond (Slovenia), REGS, Sr. Unsec. Euro Notes, 5.25%, 02/18/2024(b)	300,000	335,321
Trinidad & Tobago Government International Bond (Trinidad), Sr. Unsec. Notes, 4.50%, 08/04/2026(b)	200,000	202,436
Turkey Government International Bond (Turkey),
Sr. Unsec. Global Notes,
6.00%, 03/25/2027	282,000	290,108
6.88%, 03/17/2036	50,000	53,347
Uruguay Government International Bond (Uruguay), Sr. Unsec. Global Bonds, 4.13%, 11/20/2045	200,000	174,200
		41,890,682

Specialized Consumer Services–0.09%
ServiceMaster Co., LLC (The),
Sr. Unsec. Gtd. Notes, 5.13%, 11/15/2024(b)	2,151,000	2,194,020
Sr. Unsec. Notes, 7.45%, 08/15/2027	191,000	196,730
		2,390,750

Specialized Finance–2.36%
AerCap Global Aviation Trust (Netherlands), Jr. Unsec. Gtd. Sub. Notes, 6.50%, 06/15/2045(b)	41,843,000	44,144,365
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Gtd. Global Notes, 3.95%, 02/01/2022	1,340,000	1,391,925

	Principal Amount	Value
Specialized Finance–(continued)
Air Lease Corp., Sr. Unsec. Global Notes,
3.00%, 09/15/2023	$8,891,000	$8,754,856
3.38%, 06/01/2021	3,965,000	4,041,822
3.88%, 04/01/2021	2,425,000	2,523,516
Aircastle Ltd., Sr. Unsec. Notes,
5.00%, 04/01/2023	505,000	532,144
5.50%, 02/15/2022	75,000	80,906
		61,469,534

Specialized REIT’s–0.62%
American Tower Corp., Sr. Unsec. Notes, 5.05%, 09/01/2020	718,000	772,325
Crown Castle Towers LLC, Sr. Sec. Gtd. First Lien Notes, 4.88%, 08/15/2020(b)	4,419,000	4,713,965
CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/2022	259,000	272,921
EPR Properties,
Sr. Unsec. Gtd. Global Notes,
4.50%, 04/01/2025	2,244,000	2,239,954
7.75%, 07/15/2020	4,692,000	5,343,264
Sr. Unsec. Gtd. Notes, 5.75%, 08/15/2022	1,345,000	1,470,237
Equinix Inc., Sr. Unsec. Notes, 5.88%, 01/15/2026	506,000	542,685
GLP Capital LP/GLP Financing II Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2026	205,000	214,737
Lamar Media Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 02/01/2026	445,000	480,600
Rayonier A.M. Products Inc., Sr. Unsec. Gtd. Notes, 5.50%, 06/01/2024(b)	201,000	194,468
		16,245,156

Specialty Chemicals–0.12%
Ashland LLC, Sr. Unsec. Gtd. Global Notes, 4.75%, 08/15/2022	180,000	187,650
Axalta Coating Systems, LLC, Sr. Unsec. Gtd. Notes, 4.88%, 08/15/2024(b)	310,000	317,362
GCP Applied Technologies Inc., Sr. Unsec. Gtd. Notes, 9.50%, 02/01/2023(b)	120,000	136,800
Kraton Polymers LLC/Kraton Polymers Capital Corp., Sr. Unsec. Gtd. Notes, 10.50%, 04/15/2023(b)	134,000	152,090
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/2023	276,000	285,660
PQ Corp., Sr. Sec. Gtd. First Lien Notes, 6.75%, 11/15/2022(b)	93,000	100,789
RPM International Inc., Sr. Unsec. Global Notes, 3.75%, 03/15/2027	1,998,000	2,008,973
		3,189,324

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Steel–0.32%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 7.75%, 10/15/2039	$168,000	$195,300
FMG Resources (August 2006) Pty. Ltd. (Australia),
Sr. Sec. Gtd. Notes, 9.75%, 03/01/2022(b)	65,000	75,400
Sr. Unsec. Gtd. Notes, 6.88%, 04/01/2022(b)	170,000	176,162
Gerdau Trade Inc. (Brazil), REGS, Sr. Unsec. Gtd. Euro Notes, 4.75%, 04/15/2023(b)	300,000	294,267
Severstal OAO via Steel Capital S.A. (Russia), REGS, Sr. Unsec. Euro Notes, 5.90%, 10/17/2022(b)	200,000	219,489
Steel Dynamics, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 12/15/2026(b)	464,000	480,240
United States Steel Corp.,
Sr. Unsec. Global Notes, 7.50%, 03/15/2022	96,000	100,320
Sr. Unsec. Notes, 6.88%, 04/01/2021	75,000	77,438
Vale Canada Ltd. (Brazil), Sr. Unsec. Global Bonds, 7.20%, 09/15/2032	200,000	213,023
Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 6.25%, 08/10/2026	5,960,000	6,600,700
		8,432,339

Systems Software–0.38%
Microsoft Corp., Sr. Unsec. Global Notes, 4.25%, 02/06/2047	3,841,000	3,982,877
Oracle Corp., Sr. Unsec. Global Notes, 4.00%, 07/15/2046	2,080,000	2,030,311
Symantec Corp., Sr. Unsec. Notes, 5.00%, 04/15/2025(b)	3,724,000	3,835,703
		9,848,891

Technology Distributors–0.44%
Avnet, Inc., Sr. Unsec. Global Notes, 4.63%, 04/15/2026	5,031,000	5,112,615
CDW LLC/CDW Finance Corp., Sr. Unsec. Gtd. Notes, 5.00%, 09/01/2025	63,000	64,103
Tech Data Corp., Sr. Unsec. Notes, 4.95%, 02/15/2027	6,175,000	6,248,924
		11,425,642

Technology Hardware, Storage & Peripherals–0.77%
Apple Inc., Sr. Unsec. Global Notes, 4.25%, 02/09/2047	2,965,000	3,045,820
Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
Sr. Sec. Gtd. First Lien Notes,
6.02%, 06/15/2026(b)	7,684,000	8,484,127
8.35%, 07/15/2046(b)	4,166,000	5,448,743
Sr. Unsec. Gtd. Notes, 7.13%, 06/15/2024(b)	1,063,000	1,178,601

	Principal Amount	Value
Technology Hardware, Storage & Peripherals–(continued)
Seagate HDD Cayman, Sr. Unsec. Gtd. Global Bonds, 5.75%, 12/01/2034	$1,540,000	$1,386,000
Western Digital Corp.,
Sr. Sec. Gtd. First Lien Notes, 7.38%, 04/01/2023(b)	315,000	345,220
Sr. Unsec. Gtd. Global Notes, 10.50%, 04/01/2024	81,000	95,175
		19,983,686

Tobacco–0.00%
Alliance One International, Inc., Sr. Sec. Gtd. First Lien Notes, 8.50%, 04/15/2021(b)	73,000	75,008

Trading Companies & Distributors–0.05%
BMC East, LLC, Sr. Sec. Gtd. First Lien Notes, 5.50%, 10/01/2024(b)	111,000	114,885
Fly Leasing Ltd. (Ireland), Sr. Unsec. Global Notes, 6.75%, 12/15/2020	200,000	210,750
Herc Rentals Inc., Sec. Gtd. Second Lien Notes, 7.75%, 06/01/2024(b)	113,000	124,865
Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/2020	340,000	334,050
United Rentals North America, Inc.,
Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2025	130,000	137,475
Sr. Unsec. Gtd. Notes,
5.50%, 05/15/2027	222,000	227,550
6.13%, 06/15/2023	60,000	63,525
		1,213,100

Trucking–0.02%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/2025(b)	250,000	240,625
Kenan Advantage Group Inc. (The), Sr. Unsec. Notes, 7.88%, 07/31/2023(b)	202,000	210,585
		451,210

Wireless Telecommunication Services–1.29%
América Móvil, S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Global Notes, 6.13%, 03/30/2040	1,115,000	1,319,699
Bharti Airtel International Netherlands B.V. (India), Sr. Unsec. Gtd. Notes, 5.35%, 05/20/2024(b)	500,000	531,875
Empresa Nacional de Telecomunicaciones S.A. (Chile), REGS, Sr. Unsec. Euro Notes, 4.88%, 10/30/2024(b)	1,000,000	1,037,222
MTN (Mauritius) Investments Ltd. (South Africa), REGS, Sr. Unsec. Gtd. Euro Notes, 6.50%, 10/13/2026(b)	600,000	616,125

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Wireless Telecommunication Services–(continued)
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 5.00%, 03/15/2044	$2,955,000	$3,228,664
Sprint Communications Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/01/2020(b)	105,000	114,975
Sprint Corp., Sr. Unsec. Gtd. Global Notes,
7.25%, 09/15/2021	179,000	195,558
7.63%, 02/15/2025	90,000	100,575
7.88%, 09/15/2023	805,000	897,575
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Class A-1, Sr. Sec. Gtd. First Lien Asset-Backed Notes, 3.36%, 03/20/2023(b)	24,498,000	24,588,788
Turkcell Iletisim Hizmetleri A.S. (Turkey), Sr. Unsec. Notes, 5.75%, 10/15/2025(b)	330,000	335,362
VimpelCom Holdings B.V. (Netherlands), REGS, Sr. Unsec. Gtd. Euro Notes, 5.95%, 02/13/2023(b)	300,000	316,053
Wind Acquisition Finance S.A. (Italy),
Sec. Gtd. Second Lien Notes, 7.38%, 04/23/2021(b)	200,000	208,750
Sr. Sec. Gtd. First Lien Notes, 4.75%, 07/15/2020(b)	300,000	306,375
		33,797,596
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,360,912,138)		1,379,250,392

U.S. Government Sponsored Agency Mortgage-Backed Securities–18.74%
Collateralized Mortgage Obligations–0.20%
Fannie Mae REMICs, IO, 7.00%, 05/25/2033	13,600	3,269
6.00%, 07/25/2033	10,040	2,254
Freddie Mac Multifamily Securitization, Series K038, Class X1, Variable Rate Pass Through Ctfs., 1.19%, 03/25/2024(f)	25,709,891	1,718,804
Ginnie Mae REMICs, IO, 1.55%, 09/20/2064(f)	11,820,669	1,193,849
1.59%, 11/20/2064(f)	7,432,972	576,055
1.65%, 12/20/2064(f)	19,844,343	1,769,481
		5,263,712

Federal Home Loan Mortgage Corp. (FHLMC)–7.16%
Pass Through Ctfs.,
6.00%, 04/01/2017 to 02/01/2034	371,962	416,762
7.50%, 04/01/2017 to 05/01/2035	917,633	1,074,440
6.50%, 10/01/2017 to 09/01/2036	598,485	673,208

	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
7.00%, 07/01/2019 to 10/01/2034	$1,786,571	$2,031,609
3.50%, 08/01/2026	1,056,309	1,109,988
8.50%, 08/01/2031	56,998	68,691
3.00%, 02/01/2032	3,057,000	3,149,601
8.00%, 08/01/2032	48,957	57,915
5.50%, 01/01/2034 to 07/01/2040	3,653,054	4,073,940
5.00%, 07/01/2034 to 06/01/2040	3,735,307	4,118,989
4.50%, 02/01/2040 to 10/01/2046	41,229,467	44,718,824
Pass Through Ctfs., ARM,
3.53%, 12/01/2036(f)	118,941	125,293
3.46%, 02/01/2037(f)	36,111	38,488
3.07%, 05/01/2037(f)	350,694	373,623
Pass Through Ctfs., TBA,
3.50%, 04/01/2047(g)	87,000,000	88,977,893
4.00%, 04/01/2047(g)	34,000,000	35,657,500
		186,666,764

Federal National Mortgage Association (FNMA)–9.96%
Pass Through Ctfs.,
6.00%, 05/01/2017 to 10/01/2039	60,326	66,112
6.50%, 05/01/2017 to 01/01/2037	202,000	228,608
7.00%, 05/01/2017 to 02/01/2034	615,916	686,912
5.00%, 03/01/2018 to 12/01/2039	1,004,533	1,106,040
5.50%, 11/01/2018 to 06/01/2040	2,023,893	2,271,626
7.50%, 03/01/2021 to 08/01/2037	913,644	1,077,900
8.00%, 08/01/2021 to 04/01/2033	96,759	116,865
9.50%, 04/01/2030	17,758	20,656
3.50%, 12/01/2030 to 11/01/2046	43,309,281	44,799,956
8.50%, 10/01/2032	90,961	112,973
3.00%, 08/01/2043	4,933,022	4,918,560
Pass Through Ctfs., ARM,
2.80%, 05/01/2035(f)	380,680	403,281
3.27%, 01/01/2037(f)	269,257	282,840
3.05%, 03/01/2038(f)	136,054	144,011
Pass Through Ctfs., TBA
2.50%, 04/01/2032(g)	40,620,000	40,651,684
3.00%, 04/01/2032 to 04/01/2047(g)	98,660,000	99,001,434
3.50%, 04/01/2047(g)	18,500,000	18,924,875
4.00%, 04/01/2047(g)	43,000,000	45,105,340
		259,919,673

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Government National Mortgage Association (GNMA)–1.42%
Pass Through Ctfs.,
7.50%, 06/15/2023 to 05/15/2032	$21,547	$23,064
9.00%, 09/15/2024 to 10/15/2024	15,037	15,114
8.50%, 02/15/2025	5,948	5,977
8.00%, 08/15/2025 to 09/15/2026	37,698	39,603
6.56%, 01/15/2027	137,875	157,386
7.00%, 10/15/2028 to 09/15/2032	322,343	363,389
6.00%, 11/15/2028 to 02/15/2033	82,039	94,199
6.50%, 01/15/2029 to 09/15/2034	200,663	229,098
5.50%, 06/15/2035	107,953	121,984
5.00%, 07/15/2035 to 08/15/2035	60,592	66,645
Pass Through Ctfs., ARM,
2.00%, 01/20/2025(f)	41,639	42,849
2.13%, 05/20/2025(f)	12,327	12,692
3.00%, 06/20/2025(f)	7,495	7,767
Pass Through Ctfs., TBA,
4.00%, 04/01/2047(g)	33,930,000	35,841,277
		37,021,044
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $490,169,395)		488,871,193

U.S. Treasury Securities–17.28%
U.S. Treasury Bills–0.76%(h)(i)
0.49%, 05/11/2017	2,200,000	2,197,765
0.51%, 05/11/2017	3,020,000	3,016,932
0.52%, 05/11/2017	4,570,000	4,565,358
0.53%, 05/11/2017	635,000	634,355
0.54%, 05/11/2017	50,000	49,949
0.56%, 05/11/2017	20,000	19,980
0.57%, 05/11/2017	105,000	104,893
0.59%, 05/11/2017	8,250,000	8,241,620
0.60%, 05/11/2017	975,000	974,009
		19,804,861

U.S. Treasury Notes–11.30%
1.38%, 02/15/2020	70,508,400	70,282,561
1.88%, 02/28/2022	133,972,700	133,847,034
2.13%, 02/29/2024	57,075,100	56,840,978
2.25%, 02/15/2027	34,115,300	33,786,804
		294,757,377

U.S. Treasury Bonds–5.22%
2.88%, 11/15/2046	138,697,700	136,132,347
Total U.S. Treasury Securities (Cost $448,692,405)		450,694,585

	Principal Amount	Value
Asset-Backed Securities–12.45%
Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, Variable Rate Pass Through Ctfs., 3.14%, 02/25/2035(f)	$3,023,401	$3,012,614
Series 2005-1, Class 4A1, Variable Rate Pass Through Ctfs., 3.41%, 05/25/2035(f)	1,853,702	1,834,562
Banc of America Commercial Mortgage Trust, Series 2006-1, Class B, Variable Rate Pass Through Ctfs., 5.49%, 09/10/2045(f)	1,096,524	1,096,525
Series 2007-4, Class A1A, Variable Rate Pass Through Ctfs., 5.77%, 02/10/2051(f)	1,425,537	1,439,070
Series 2015-UBS7, Class AS, Variable Rate Pass Through Ctfs., 3.99%, 09/15/2048(f)	4,394,000	4,555,160
Banc of America Mortgage Trust, Series 2005-12, Class A2, Floating Rate Pass Through Ctfs., 1.68%, 01/25/2036(f)	1,689,198	1,523,268
Barclays Bank Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, Floating Rate Pass Through Ctfs., 3.67%, 05/15/2032(b)(f)	3,730,000	3,730,963
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-6, Class 1A3, Variable Rate Pass Through Ctfs., 2.92%, 08/25/2033(f)	308,834	306,922
Series 2005-2, Class A1, Floating Rate Pass Through Ctfs., 3.26%, 03/25/2035(f)	4,212,540	4,265,274
Series 2004-10, Class 21A1, Variable Rate Pass Through Ctfs., 3.48%, 01/25/2035(f)	1,209,633	1,223,366
Series 2005-2, Class A2, Floating Rate Pass Through Ctfs., 3.64%, 03/25/2035(f)	1,930,700	1,954,765
Series 2005-5, Class A1, Floating Rate Pass Through Ctfs., 2.58%, 08/25/2035(f)	3,093,576	3,142,944
Series 2006-1, Class A1, Floating Rate Pass Through Ctfs., 2.91%, 02/25/2036(f)	1,188,647	1,186,009
Bear Stearns ALT-A Trust, Series 2004-11, Class 2A3, Variable Rate Pass Through Ctfs., 3.16%, 11/25/2034(f)	3,462,856	3,415,105
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class AJ, Variable Rate Pass Through Ctfs., 5.61%, 09/11/2041(f)	94,406	94,366
BlueMountain CLO Ltd. (Cayman Islands), Series 2014-4A, Class A1R, Floating Rate Pass Through Ctfs., 2.40%, 11/30/2026(b)(f)	7,083,333	7,111,937

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Callidus Debt Partners CLO Fund VI Ltd, Series 6A, Class A2, Floating Rate Pass Through Ctfs., 1.64%, 10/23/2021(b)(f)	$4,500,000	$4,439,468
Carlyle Global Market Strategies CLO Ltd, Series 2014-1A, Class AR, Floating Rate Pass Through Ctfs., 2.32%, 04/17/2025(b)(f)	10,000,000	10,003,235
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, Floating Rate Pass Through Ctfs., 2.17%, 12/15/2027(b)(f)	758,990	761,385
Cent CLO Ltd. (Cayman Islands), Series 2014-22A, Class A1R, Floating Rate Pass Through Ctfs., 2.44%, 11/07/2026(b)(f)	11,785,000	11,811,732
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class C, Variable Rate Pass Through Ctfs., 5.75%, 12/15/2047(b)(f)	5,000,000	5,531,874
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A, Pass Through Ctfs., 3.37%, 03/13/2035(b)	1,647,256	1,697,037
Chase Mortgage Trust, Series 2016-1, Class M3, Variable Rate Pass Through Ctfs., 3.75%, 04/25/2045(b)(f)	3,503,956	3,446,247
Series 2016-2, Class M3, Variable Rate Pass Through Ctfs., 3.75%, 12/25/2045(b)(f)	5,912,662	5,800,877
Cifc Funding Ltd. (Cayman Islands), Series 2007-2A, Class B, Floating Rate Pass Through Ctfs., 1.77%, 04/15/2021(b)(f)	2,371,000	2,353,318
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class B, Pass Through Ctfs., 4.29%, 09/10/2045(b)	1,300,000	1,366,253
Series 2013-GC11, Class D, Variable Rate Pass Through Ctfs., 4.46%, 04/10/2046(b)(f)	752,554	692,984
Series 2015-GC27, Class A5, Pass Through Ctfs., 3.14%, 02/10/2048	1,233,335	1,236,015
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB3, Class 2A, Variable Rate Pass Through Ctfs., 2.95%, 09/25/2034(f)	2,204,655	2,137,103
Series 2004-UST1, Class A4, Variable Rate Pass Through Ctfs., 2.86%, 08/25/2034(f)	899,702	872,920
COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class A4, Variable Rate Pass Through Ctfs., 5.88%, 05/15/2046(f)	1,033,647	1,039,350
Commercial Mortgage Loan Trust , Series 2008-LS1, Class A1A, Variable Rate Pass Through Ctfs., 6.10%, 12/10/2049(f)	2,255,184	2,294,403

	Principal Amount	Value
Commercial Mortgage Trust, Series 2007-GG9, Class AM, Pass Through Ctfs., 5.48%, 03/10/2039	$36,302	$36,299
Series 2013-SFS, Class A1, Pass Through Ctfs., 1.87%, 04/12/2035(b)	554,503	544,487
Series 2013-THL, Class A2, Floating Rate Pass Through Ctfs., 1.83%, 06/08/2030(b)(f)	2,875,000	2,882,012
Series 2015-CR25, Class B, Variable Rate Pass Through Ctfs., 4.55%, 08/10/2048(f)	5,267,000	5,628,739
Series 2016-GCT, Class B, Pass Through Ctfs., 3.09%, 08/10/2029(b)	4,595,000	4,634,900
Series 2016-GCT, Class C, Variable Rate Pass Through Ctfs., 3.46%, 08/10/2029(b)(f)	2,115,000	2,144,658
Countrywide Asset-Backed Ctfs., Series 2003-1, Class 3A, Floating Rate Pass Through Ctfs., 1.46%, 06/25/2033(f)	162,481	150,551
Countrywide Home Loans Mortgage Pass Through Trust, Series 2007-13, Class A10, Pass Through Ctfs., 6.00%, 08/25/2037	511,950	444,297
Credit Suisse Commercial Mortgage Trust, Series 2007-C3, Class AM, Variable Rate Pass Through Ctfs., 5.72%, 06/15/2039(f)	791,860	799,779
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 3A1, Variable Rate Pass Through Ctfs., 3.05%, 06/25/2034(f)	2,738,750	2,723,127
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, Pass Through Ctfs., 3.72%, 08/15/2048	1,125,283	1,172,531
DBUBS Mortgage Trust, Series 2011-LC1A, Class E, Variable Rate Pass Through Ctfs., 5.69%, 11/10/2046(b)(f)	638,333	667,733
Deutsche Mortgage Securities Inc Re-REMIC Trust Certificates, Series 2007-WM1, Class A1, Variable Rate Pass Through Ctfs., 4.04%, 06/27/2037(b)(f)	10,309,022	10,449,868
First Horizon Alternative Mortgage Securities Trust,
Series 2005-FA8, Class 2A1, Pass Through Ctfs., 5.00%, 11/25/2020	128,000	129,064
Series 2006-FA5, Class A3, Pass Through Ctfs., 6.25%, 08/25/2036	271,114	218,198
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, Variable Rate Pass Through Ctfs., 3.76%, 04/19/2036(f)	1,260,489	1,138,015

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Core Plus Bond Fund

	Principal Amount	Value
GP Portfolio Trust, Series 2014-GPP, Class B, Floating Rate Pass Through Ctfs., 2.07%, 02/15/2027(b)(f)	$5,000,000	$5,009,755
GS Mortgage Securities Corp II, Series 2013-KING, Class A, Pass Through Ctfs., 2.71%, 12/10/2027(b)	1,504,576	1,526,732
GS Mortgage Securities Trust, Series 2007-GG10, Class A4, Variable Rate Pass Through Ctfs., 5.95%, 08/10/2045(f)	530,192	531,076
Series 2013-G1, Class A1, Pass Through Ctfs., 2.06%, 04/10/2031(b)	1,038,113	1,009,068
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A2, Variable Rate Pass Through Ctfs., 3.12%, 09/25/2035(f)	551,435	530,453
H/2 Asset Funding Ltd. (Cayman Islands), Series 2015-1A, Class AFL, Floating Rate Pass Through Ctfs., 2.43%, 06/24/2049(b)(f)	1,169,142	1,165,613
Harborview Mortgage Loan Trust, Series 2005-9, Class 2A1C, Floating Rate Pass Through Ctfs., 1.23%, 06/20/2035(f)	32,891	31,423
Hyatt Hotel Portfolio Trust, Series 2015-HYT, Class B, Floating Rate Pass Through Ctfs., 2.47%, 11/15/2029(b)(f)	3,998,000	4,015,955
JFIN CLO Ltd., Series 2007-1A, Class C, Floating Rate Pass Through Ctfs., 2.28%, 07/20/2021(b)(f)	3,500,000	3,496,352
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class AM, Variable Rate Pass Through Ctfs., 5.83%, 02/12/2049(f)	585,320	588,102
Series 2007-LD12, Class AM, Variable Rate Pass Through Ctfs., 6.07%, 02/15/2051(f)	500,220	508,650
Series 2007-LDPX, Class A1A, Pass Through Ctfs., 5.44%, 01/15/2049	578,493	578,082
Series 2011-C5, Class D, Variable Rate Pass Through Ctfs., 5.41%, 08/15/2046(b)(f)	452,400	464,166
Series 2012-CBX, Class E, Variable Rate Pass Through Ctfs., 5.22%, 06/15/2045(b)(f)	613,211	610,695
Series 2012-LC9, Class B, Variable Rate Pass Through Ctfs., 3.81%, 12/15/2047(b)(f)	5,000,000	5,143,063
Series 2013-LC11, Class C, Variable Rate Pass Through Ctfs., 3.96%, 04/15/2046(f)	2,864,000	2,857,188
Series 2014-INN, Class A, Floating Rate Pass Through Ctfs., 1.69%, 06/15/2029(b)(f)	1,661,000	1,663,497

	Principal Amount	Value
JP Morgan Mortgage Trust, Series 2005-A3, Class 1A1, Variable Rate Pass Through Ctfs., 2.80%, 06/25/2035(f)	$1,108,366	$1,090,290
Series 2005-A3, Class 6A5, Variable Rate Pass Through Ctfs., 3.06%, 06/25/2035(f)	1,287,651	1,261,595
Series 2005-A5, Class 1A2, Variable Rate Pass Through Ctfs., 3.24%, 08/25/2035(f)	1,725,408	1,721,391
Series 2005-A6, Class 7A1, Variable Rate Pass Through Ctfs., 3.17%, 08/25/2035(f)	1,010,885	973,967
Series 2007-A4, Class 3A1, Variable Rate Pass Through Ctfs., 4.67%, 06/25/2037(f)	1,614,142	1,437,537
Series 2015-3, Class B2, Variable Rate Pass Through Ctfs., 3.70%, 05/25/2045(b)(f)	9,547,676	9,297,565
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class C Variable Rate Pass Through Ctfs., 4.89%, 01/15/2047(f)	12,750,000	13,184,843
Series 2015-C31, Class A3, Pass Through Ctfs., 3.80%, 08/15/2048	1,064,445	1,116,504
Series 2016-C1, Class B, Variable Rate Pass Through Ctfs., 4.75%, 03/15/2049(f)	5,083,000	5,521,260
Katonah Ltd. (Cayman Islands), Series 2007-IA, Class A2L, Floating Rate Pass Through Ctfs., 2.54%, 04/23/2022(b)(f)	2,630,000	2,627,620
Lehman Mortgage Trust, Series 2006-1, Class 3A5, Pass Through Ctfs., 5.50%, 02/25/2036	378,820	354,572
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/2041(b)	607,553	606,999
Luminent Mortgage Trust, Series 2005-1, Class A1, Floating Rate Pass Through Ctfs., 1.04%, 11/25/2035(f)	1,249,355	1,139,515
Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class 3A, Floating Rate Pass Through Ctfs., 2.99%, 11/25/2035(f)	1,693,991	1,701,079
Series 2005-A5, Class A9, Variable Rate Pass Through Ctfs., 2.84%, 06/25/2035(f)	2,411,051	2,355,492
Morgan Stanley Capital I Trust, Series 2006-HQ10, Class AJ, Variable Rate Pass Through Ctfs., 5.39%, 11/12/2041(f)	2,401,224	2,399,728
Series 2014-150E, Class C, Variable Rate Pass Through Ctfs., 4.30%, 09/09/2032(b)(f)	1,700,000	1,774,140
Series 2015-XLF2, Class AFSA, Floating Rate Pass Through Ctfs., 2.64%, 08/15/2026(b)(f)	453,170	454,015

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Northwoods Capital XII Ltd. (Cayman Islands),
Series 2014-12A, Class A, Floating Rate Pass Through Ctfs., 2.46%, 09/15/2025(b)(f)	$6,648,000	$6,652,155
Series 2014-12A, Class AR, Floating Rate Pass Through Ctfs., 1.23%, 09/15/2025(b)(f)	4,250,000	4,250,000
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A1R, Floating Rate Pass Through Ctfs., 2.45%, 11/22/2025(b)(f)	4,901,622	4,902,942
PPM Grayhawk CLO, Ltd. (Cayman Islands), Series 2007-1A, Class A2B, Floating Rate Pass Through Ctfs., 1.32%, 04/18/2021(b)(f)	17,560	17,587
Provident Home Equity Loan Trust, Series 2000-2, Class A1, Floating Rate Pass Through Ctfs., 1.32%, 08/25/2031(f)	209,557	165,180
RBSSP Resecuritization Trust, Series 2009-12, Class 17A1, Variable Rate Pass Through Ctfs., 2.65%, 10/25/2035(b)(f)	4,519,667	4,574,037
Residential Funding Mortgage Sec I Trust, Series 2005-S9, Class A10, Pass Through Ctfs., 6.25%, 12/25/2035	1,400,934	1,335,023
Sequoia Mortgage Trust, Series 2013-3, Class A1, Pass Through Ctfs., 2.00%, 03/25/2043	1,914,128	1,800,794
Series 2013-4, Class A3, Pass Through Ctfs., 1.55%, 04/25/2043	1,602,786	1,571,039
Series 2013-7, Class A2, Pass Through Ctfs., 3.00%, 06/25/2043	1,583,388	1,562,203
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, Variable Rate Pass Through Ctfs., 3.75%, 07/25/2043(b)(f)	2,640,275	2,682,537
Silverado CLO Ltd. (Cayman Islands), Series 2006-2A, Class A1, Floating Rate Pass Through Ctfs., 1.26%, 10/16/2020(b)(f)	411,792	412,488
Specialty Underwriting & Residential Finance Trust, Series 2004-BC2, Class A2, Floating Rate Pass Through Ctfs., 1.32%, 05/25/2035(f)	41,645	37,397
Stoney Lane Funding I Corp., Series 2007-1A, Class A2, Floating Rate Pass Through Ctfs., 1.40%, 04/18/2022(b)(f)	2,013,000	1,966,884

	Principal Amount	Value
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-8, Class 3A, Variable Rate Pass Through Ctfs., 3.23%, 07/25/2034(f)	$2,520,491	$2,515,950
Series 2004-12, Class 3A2, Variable Rate Pass Through Ctfs., 3.31%, 09/25/2034(f)	2,032,509	2,015,025
Series 2004-16, Class 2A, Variable Rate Pass Through Ctfs., 3.21%, 11/25/2034(f)	5,629,039	5,630,496
Series 2004-16, Class 5A3, Variable Rate Pass Through Ctfs., 3.17%, 11/25/2034(f)	742,599	745,579
Series 2007-3, Class 4A2, Variable Rate Pass Through Ctfs., 4.20%, 04/25/2047(f)	958,686	701,988
Suntrust Alternative Loan Trust, Series 2005-1F, Class 2A8, Pass Through Ctfs., 6.00%, 12/25/2035	374,101	364,564
Symphony CLO II Ltd. (Cayman Islands),
Series 2006-2A, Class A2B, Floating Rate Pass Through Ctfs., 1.38%, 10/25/2020(b)(f)	5,545,000	5,534,096
Series 2006-2A, Class A3, Floating Rate Pass Through Ctfs., 1.47%, 10/25/2020(b)(f)	2,882,000	2,861,090
Thornburg Mortgage Securities Trust, Series 2003-6, Class A2, Floating Rate Pass Through Ctfs., 1.78%, 12/25/2033(f)	1,161,446	1,069,529
Series 2005-1, Class A3, Variable Rate Pass Through Ctfs., 2.96%, 04/25/2045(f)	2,301,409	2,310,539
Series 2005-2, Class A1, Floating Rate Pass Through Ctfs., 2.67%, 07/25/2045(f)	2,746,111	2,667,382
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class A4, Pass Through Ctfs., 3.09%, 08/10/2049	264,769	272,114
Series 2012-C4, Class A5, Pass Through Ctfs., 2.85%, 12/10/2045	532,433	539,431
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class C, Variable Rate Pass Through Ctfs., 6.06%, 01/10/2045(b)(f)	4,500,000	5,039,959
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.29%, 10/15/2044(f)	50,709	50,672
Series 2006-C25, Class D, Variable Rate Pass Through Ctfs., 5.88%, 05/15/2043(f)	3,376,558	3,372,352
Series 2006-C27, Class AJ, Variable Rate Pass Through Ctfs., 5.83%, 07/15/2045(f)	6,320,000	6,387,308

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco Core Plus Bond Fund

	Principal Amount	Value
WaMu Mortgage Pass Through Trust, Series 2003-AR8, Class A, Variable Rate Pass Through Ctfs., 2.68%, 08/25/2033(f)	$895,333	$908,351
Series 2005-AR10, Class 1A3, Variable Rate Pass Through Ctfs., 2.77%, 09/25/2035(f)	383,407	374,663
Series 2005-AR12, Class 1A8, Variable Rate Pass Through Ctfs., 2.76%, 10/25/2035(f)	1,547,689	1,530,719
Series 2007-HY2, Class 2A2, Variable Rate Pass Through Ctfs., 2.98%, 11/25/2036(f)	1,028,993	965,543
Wells Fargo Commercial Mortgage Trust,
Series 2014-TISH, Class B, Floating Rate Pass Through Ctfs., 2.12%, 02/15/2027(b)(f)	9,500,000	9,551,646
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-J, Class 2A1, Variable Rate Pass Through Ctfs., 2.97%, 10/25/2033(f)	840,276	848,514
Series 2004-K, Class 1A2, Variable Rate Pass Through Ctfs., 3.11%, 07/25/2034(f)	655,241	658,280
Series 2004-Z, Class 2A1, Variable Rate Pass Through Ctfs., 3.00%, 12/25/2034(f)	728,801	739,296
Series 2005-AR2, Class 2A2, Variable Rate Pass Through Ctfs., 3.16%, 03/25/2035(f)	1,624,773	1,647,578
Series 2005-AR14, Class A1, Variable Rate Pass Through Ctfs., 3.01%, 08/25/2035(f)	803,379	809,618
Series 2006-AR8, Class 1A3, Variable Rate Pass Through Ctfs., 3.13%, 04/25/2036(f)	1,586,894	1,574,265
Series 2007-7, Class A1, Pass Through Ctfs., 6.00%, 06/25/2037	1,002,382	985,653
WFRBS Commercial Mortgage Trust, Series 2011-C5, Class B, Variable Rate Pass Through Ctfs., 5.67%, 11/15/2044(b)(f)	5,000,000	5,579,730
Series 2012-C6, Class B, Pass Through Ctfs., 4.70%, 04/15/2045	5,739,000	6,153,001
Series 2012-C9, Class D, Variable Rate Pass Through Ctfs., 4.80%, 11/15/2045(b)(f)	568,832	541,696
Series 2013-C14, Class A5, Pass Through Ctfs., 3.34%, 06/15/2046	1,485,143	1,528,891
Series 2013-C15, Class B, Variable Rate Pass Through Ctfs., 4.48%, 08/15/2046(f)	3,800,000	4,041,175
Series 2013-C16, Class B, Variable Rate Pass Through Ctfs., 4.98%, 09/15/2046(f)	3,127,000	3,410,923
Series 2014-C20, Class A2, Pass Through Ctfs., 3.04%, 05/15/2047	1,018,550	1,041,919
Total Asset-Backed Securities (Cost $324,434,978)		324,789,092

	Shares		Value
Preferred Stocks–0.76%
Investment Banking & Brokerage–0.73%
Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.		446,324	$11,894,535
Morgan Stanley, Series F, 6.88% Pfd.		249,737	7,224,891
			19,119,426

Regional Banks–0.03%
PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.		27,000	769,230
Total Preferred Stocks (Cost $19,520,685)			19,888,656

	Principal Amount
Municipal Obligations–0.05%
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/2057		$500,000	612,035
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project M); Series 2010 A, Taxable Build America RB, 6.66%, 04/01/2057		550,000	665,362
Total Municipal Obligations (Cost $1,050,000)			1,277,397

Non-U.S. Dollar Denominated Bonds & Notes– 0.02%(j)
Automobile Manufacturers–0.00%
Jaguar Land Rover Automotive PLC (United Kingdom), Sr. Unsec. Bonds, 2.20%, 01/15/2024(b)	EUR	100,000	106,067

Health Care Services–0.01%
Synlab Unsecured Bondco PLC (United Kingdom), REGS, Sr. Unsec. Gtd. Euro Bonds, 8.25%, 07/01/2023(b)	EUR	150,000	176,031

Internet & Direct Marketing Retail–0.01%
eDreams ODIGEO S.A. (Spain), REGS, Sr. Sec. Gtd. First Lien Euro Bonds, 8.50%, 08/01/2021(b)	EUR	175,000	199,453
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $479,112)			481,551

	Shares
Common Stocks & Other Equity Interests–0.00%
Auto Parts & Equipment–0.00%
Exide Technologies (Acquired 11/29/2016; Cost $10,916)(b)(k)		14,555	10,916

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Invesco Core Plus Bond Fund

	Shares	Value
Other Diversified Financial Services–0.00%
iPayment Holdings, Inc.(k)	32,952	$32,952
iPayment Holdings, Inc.–Wts., expiring 12/29/2022(k)	172,245	43,062
		76,014
Total Common Stocks & Other Equity Interests (Cost $52,481)		86,930

	Shares	Value

Money Market Funds–10.64%
Government & Agency Portfolio–Institutional Class, 0.47%(l)	166,490,765	$166,490,765
Treasury Portfolio–Institutional Class, 0.41%(l)	110,990,838	110,990,838
Total Money Market Funds (Cost $277,481,603)		277,481,603

Options Purchased–0.19%
(Cost $7,376,878)(m)		4,956,345
TOTAL INVESTMENTS–113.01% (Cost $2,930,169,675)		2,947,777,744
OTHER ASSETS LESS LIABILITIES–(13.01)%		(339,466,501)
NET ASSETS–100.00%		$2,608,311,243

Investment Abbreviations:

ARM	– Adjustable Rate Mortgage
CLO	– Collateralized Loan Obligation
Ctfs.	– Certificates
Deb.	– Debentures
EUR	– Euro
Gtd.	– Guaranteed
IO	– Interest Only

Jr.	– Junior
Pfd.	– Preferred
RB	– Revenue Bonds
REGS	– Regulation S
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
Sec.	– Secured

Sr.	– Senior
Sub.	– Subordinated
TBA	– To Be Announced
Unsec.	– Unsecured
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2017 was $666,208,197, which represented 25.54% of the Fund’s Net Assets.
(c)	Perpetual bond with no specified maturity date.
(d)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e)	Zero coupon bond issued at a discount.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(g)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1M.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	All or a portion of the value was pledged and/or designated as collateral to cover margin requirements for open futures contracts and swap agreements. See Note 1L, Note 1P and Note 4.
(j)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(k)	Non-income producing security.
(l)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of February 28, 2017.
(m)	The table below details Options Purchased: See Note 1N, Note 1O and Note 4:

Open Over-The-Counter Foreign Currency Options Purchased
Description	Type of Contract	Counterparty	Expiration Date	Strike Price		Notional Value		Value
USD versus CAD	Call	Royal Bank of Canada	06/13/2017	CAD	1.368	USD	45,000,000	$351,002
EUR versus USD	Call	BNP Paribas S.A.	11/02/2017	USD	1.097	EUR	75,000,000	1,718,744
EUR versus GBP	Put	Barclays Bank PLC	07/17/2017	GBP	0.827	EUR	50,000,000	670,649
USD versus INR	Put	Bank of America Merrill Lynch	03/30/2017	INR	67.35	USD	50,000,000	533,818
Subtotal Foreign Currency Options Purchased — Currency Risk								$3,274,213

Open Over-The-Counter Interest Rate Swaptions Purchased
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Value		Value
30 Year Interest Rate Swap	Call	Barclays Bank PLC	2.45%	Receive	3 Month USD LIBOR	04/24/2017	USD	72,000,000	$867,654
30 Year Interest Rate Swap	Call	Goldman Sachs International	1.67	Receive	3 Month USD LIBOR	05/16/2017	USD	7,000,000	1,911
10 Year Interest Rate Swap	Put	Barclays Bank PLC	0.50	Pay	6 Month Japanese Yen LIBOR	02/09/2018	JPY	15,612,000,000	644,132
30 Year Interest Rate Swap	Put	Goldman Sachs International	2.67	Pay	3 Month USD LIBOR	05/16/2017	USD	7,000,000	168,435
Subtotal Interest Rate Swaptions Purchased — Interest Rate Risk									$1,682,132
Total Options Purchased (Cost $7,376,878)									$4,956,345

Abbreviations:

CAD	– Canadian Dollar
EUR	– Euro

GBP	– British Pound Sterling
JPY	– Japanese Yen

INR	– Indian Rupee
LIBOR	– London Interbank Offered Rate

USD	– U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Invesco Core Plus Bond Fund

Portfolio Composition

By security type, based on Total Investments

as of February 28, 2017

U.S. Dollar Denominated Bonds & Notes	46.8%
U.S. Government Sponsored Agency Mortgage-Backed Securities	16.6
U.S. Treasury Securities	15.3
Asset-Backed Securities	11.0
Security types each less than 1% of portfolio	0.9
Money Market Funds	9.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Invesco Core Plus Bond Fund

Statement of Assets and Liabilities

February 28, 2017

(Unaudited)

Assets:
Investments, at value (Cost $2,652,688,072)	$2,670,296,141
Investments in affiliated money market funds, at value and cost	277,481,603
Total investments, at value (Cost $2,930,169,675)	2,947,777,744
Foreign currencies, at value (Cost $191,256)	190,383
Receivable for:
Investments sold	569,525,784
Variation margin — centrally cleared swap agreements	339,871
Fund shares sold	17,341,783
Dividends and interest	17,782,587
Fund expenses absorbed	97,223
Investments matured, at value (Cost $234,485)	276,985
Principal paydowns	217,610
Swaps receivable — OTC	82,050
Premiums paid on swap agreements — OTC	27,823
Investment for trustee deferred compensation and retirement plans	117,565
Unrealized appreciation on forward foreign currency contracts outstanding	2,020,247
Unrealized appreciation on swap agreements — OTC	239,073
Other assets	97,638
Total assets	3,556,134,366

Liabilities:
Payable for:
Investments purchased	940,677,940
Fund shares reacquired	3,454,230
Options written, at value (premiums received $896,535)	530,620
Amount due custodian	194,064
Dividends	523,360
Swaps payable — OTC	67,887
Variation margin — futures	25,860
Variation margin — centrally cleared swap agreements	86,265
Accrued fees to affiliates	579,825
Accrued trustees’ and officers’ fees and benefits	4,840
Accrued other operating expenses	84,955
Trustee deferred compensation and retirement plans	133,656
Unrealized depreciation on forward foreign currency contracts outstanding	1,417,611
Unrealized depreciation on swap agreements — OTC	42,010
Total liabilities	947,823,123
Net assets applicable to shares outstanding	$2,608,311,243

Net assets consist of:
Shares of beneficial interest	$2,622,842,314
Undistributed net investment income	(98,788)
Undistributed net realized gain (loss)	(33,939,690)
Net unrealized appreciation	19,507,407
$2,608,311,243

Net Assets:
Class A	$717,797,740
Class B	$4,638,815
Class C	$113,576,385
Class R	$8,753,376
Class Y	$655,437,345
Class R5	$4,318,733
Class R6	$1,103,788,849

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	66,493,875
Class B	429,803
Class C	10,525,978
Class R	811,210
Class Y	60,677,812
Class R5	400,237
Class R6	102,296,259
Class A:
Net asset value per share	$10.79
Maximum offering price per share
(Net asset value of $10.79 ÷ 95.75%)	$11.27
Class B:
Net asset value and offering price per share	$10.79
Class C:
Net asset value and offering price per share	$10.79
Class R:
Net asset value and offering price per share	$10.79
Class Y:
Net asset value and offering price per share	$10.80
Class R5:
Net asset value and offering price per share	$10.79
Class R6:
Net asset value and offering price per share	$10.79

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Invesco Core Plus Bond Fund

Statement of Operations

For the six months ended February 28, 2017

(Unaudited)

Investment income:
Interest	$37,927,299
Dividends	542,294
Dividends from affiliated money market funds	452,310
Total investment income	38,921,903

Expenses:
Advisory fees	4,932,666
Administrative services fees	243,528
Custodian fees	14,482
Distribution fees:
Class A	858,165
Class B	27,559
Class C	551,745
Class R	20,037
Transfer agent fees — A, B, C, R and Y	1,040,760
Transfer agent fees — R5	469
Transfer agent fees — R6	204
Trustees’ and officers’ fees and benefits	26,692
Registration and filing fees	119,120
Reports to shareholders	57,225
Professional services fees	9,789
Other	16,628
Total expenses	7,919,069
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(554,215)
Net expenses	7,364,854
Net investment income	31,557,049

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains (losses) from securities sold to affiliates of $(6,538))	(53,532,107)
Foreign currencies	(261,141)
Forward foreign currency contracts	(351,394)
Futures contracts	24,179,155
Option contracts written	1,628,209
Swap agreements	529,025
(27,808,253)
Change in net unrealized appreciation (depreciation) of:
Investment securities	(19,047,390)
Foreign currencies	(5,774)
Forward foreign currency contracts	1,564,862
Futures contracts	985,107
Option contracts written	(441,808)
Swap agreements	(104,142)
(17,049,145)
Net realized and unrealized gain (loss)	(44,857,398)
Net increase (decrease) in net assets resulting from operations	$(13,300,349)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Invesco Core Plus Bond Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2017 and for the year ended August 31, 2016

(Unaudited)

	February 28, 2017	August 31, 2016
Operations:
Net investment income	$31,557,049	$28,208,862
Net realized gain (loss)	(27,808,253)	12,204,022
Change in net unrealized appreciation (depreciation)	(17,049,145)	41,212,715
Net increase (decrease) in net assets resulting from operations	(13,300,349)	81,625,599

Distributions to shareholders from net investment income:
Class A	(10,009,994)	(18,207,241)
Class B	(58,997)	(182,004)
Class C	(1,186,529)	(1,976,312)
Class R	(106,921)	(188,532)
Class Y	(7,442,335)	(4,551,318)
Class R5	(36,730)	(6,224)
Class R6	(17,848,398)	(11,809,582)
Total distributions from net investment income	(36,689,904)	(36,921,213)

Distributions to shareholders from net realized gains:
Class A	(971,424)	—
Class B	(7,548)	—
Class C	(154,780)	—
Class R	(11,703)	—
Class Y	(722,824)	—
Class R5	(6,211)	—
Class R6	(1,507,463)	—
Total distributions from net realized gains	(3,381,953)	—

Share transactions–net:
Class A	49,462,316	165,278,190
Class B	(1,633,026)	(2,332,379)
Class C	7,676,512	39,727,034
Class R	1,386,994	1,422,632
Class Y	381,246,291	173,818,144
Class R5	4,174,806	(579,270)
Class R6	(17,545,965)	862,088,662
Net increase in net assets resulting from share transactions	424,767,928	1,239,423,013
Net increase in net assets	371,395,722	1,284,127,399

Net assets:
Beginning of period	2,236,915,521	952,788,122
End of period (includes undistributed net investment income of $(98,788) and $5,034,067, respectively)	$2,608,311,243	$2,236,915,521

Notes to Financial Statements

February 28, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Core Plus Bond Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of fourteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain

30                         Invesco Core Plus Bond Fund

circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as

31                         Invesco Core Plus Bond Fund

adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.
J.

Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends,

32                         Invesco Core Plus Bond Fund

interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
M.	Dollar Rolls and Forward Commitment Transactions — The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions may be considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

N.	Call Options Purchased and Written — The Fund may write call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of

33                         Invesco Core Plus Bond Fund

Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

O.	Put Options Purchased and Written — The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

P.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the

34                         Invesco Core Plus Bond Fund

Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of February 28, 2017 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Q.	Other Risks — The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
R.	Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
S.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.45%
Next $500 million	0.425%
Next $1.5 billion	0.40%
Next $2.5 billion	0.375%
Over $5 billion	0.35%

For the six months ended February 28, 2017, the effective advisory fees incurred by the Fund was 0.42%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective December 16, 2016, the Adviser has contractually agreed, through at least December 31, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.75%, 1.50%, 1.50%, 1.00%, 0.50%, 0.50% and 0.50%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to December 16, 2016, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.86%, 1.61%, 1.61%, 1.11%, 0.61%, 0.61% and 0.61%, respectively, of the Fund’s average daily net

35                         Invesco Core Plus Bond Fund

assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2018, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 28, 2017, the Adviser waived fund level advisory fees of $146,136 and reimbursed class level expenses of $216,682, $1,740, $34,828, $2,530 and $149,745 of Class A, Class B, Class C, Class R and Class Y shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2017, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2017, IDI advised the Fund that IDI retained $168,777 in front-end sales commissions from the sale of Class A shares and $28,811, $251 and $5,295 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

36                         Invesco Core Plus Bond Fund

The following is a summary of the tiered valuation input levels, as of February 28, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
U.S. Dollar Denominated Bonds & Notes	$—	$1,379,250,392	$—	$1,379,250,392
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	488,871,193	—	488,871,193
U.S. Treasury Securities	—	450,694,585	—	450,694,585
Asset-Backed Securities	—	324,789,092	—	324,789,092
Preferred Stocks	19,888,656	—	—	19,888,656
Municipal Obligations	—	1,277,397	—	1,277,397
Non-U.S. Dollar Denominated Bonds & Notes	—	481,551	—	481,551
Common Stocks & Other Equity Interests	—	53,978	32,952	86,930
Money Market Funds	277,481,603	—	—	277,481,603
Put Options Purchased	—	4,956,345	—	4,956,345
Total Investments	297,370,259	2,650,374,533	32,952	2,947,777,744
Forward Foreign Currency Contracts*	—	602,636	—	602,636
Futures Contracts*	650,360	—	—	650,360
Options Written*	—	(530,620)	—	(530,620)
Swap Agreements*	42,464	197,063	—	239,527
Total Investments	$298,063,083	$2,650,643,612	$32,952	$2,948,739,647

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation. Options written are shown at value.

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
03/03/17	JPMorgan Chase Bank, N.A.	CNY	66,895,000	USD	9,900,836	$9,739,688	$161,148
03/03/17	JPMorgan Chase Bank, N.A.	USD	10,115,681	CNY	66,895,000	9,739,688	(375,993)
04/28/17	Deutsche Bank Securities Inc.	CNY	69,935,250	USD	10,500,000	10,138,672	361,328
04/28/17	Deutsche Bank Securities Inc.	USD	10,252,471	CNY	69,935,250	10,138,672	(113,799)
05/31/17	Barclays Bank PLC	NZD	34,700,000	USD	25,098,510	24,930,672	167,838
05/31/17	Barclays Bank PLC	USD	24,841,105	NZD	34,700,000	24,930,672	89,567
05/31/17	BNP Paribas S.A.	CHF	24,057,120	USD	23,966,765	24,087,289	(120,524)
05/31/17	Citigroup Global Markets Inc.	AUD	67,800,000	USD	51,875,475	51,873,399	2,076
05/31/17	Citigroup Global Markets Inc.	USD	52,154,811	AUD	67,800,000	51,873,399	(281,412)
05/31/17	Goldman Sachs International	EUR	459,410	USD	487,306	488,835	(1,529)
05/31/17	Goldman Sachs International	GBP	68,227	USD	85,150	84,854	296
05/31/17	Goldman Sachs International	JPY	5,565,675,000	USD	50,000,000	49,751,768	248,232
05/31/17	JPMorgan Chase Bank, N.A.	KRW	59,355,750,000	USD	52,180,879	52,359,225	(178,346)
05/31/17	JPMorgan Chase Bank, N.A.	USD	52,550,465	KRW	59,355,750,000	52,359,225	(191,240)
06/14/17	RBC Capital Markets Corp.	CAD	14,719,838	USD	11,129,134	11,095,232	33,902
06/14/17	RBC Capital Markets Corp.	USD	11,250,000	CAD	14,719,838	11,095,232	(154,768)
11/06/17	BNP Paribas S.A.	EUR	41,500,000	USD	45,514,710	44,558,850	955,860
Total Forward Foreign Currency Contracts — Currency Risk							$602,636

Currency Abbreviations:

AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc

CNY	– Chinese Yuan
EUR	– Euro
GBP	– British Pound Sterling

JPY	– Japanese Yen
KRW	– South Korean Won
NZD	– New Zealand Dollar

USD	– U.S. Dollar

37                         Invesco Core Plus Bond Fund

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	Long	279	June-2017	$60,377,344	$24,227
U.S. Treasury 5 Year Notes	Long	1,332	June-2017	156,780,562	290,573
U.S. Treasury 10 Year Notes	Long	1	June-2017	124,578	326
U.S. Treasury 10 Year Notes	Short	41	June-2017	(5,107,703)	(4,267)
U.S. Treasury 10 Year Ultra Bonds	Long	74	June-2017	9,911,375	33,355
U.S. Treasury Long Bonds	Short	291	June-2017	(44,131,969)	30,450
U.S. Treasury Ultra Bonds	Long	350	June-2017	56,623,438	381,823
U.S. Treasury Ultra Bonds	Short	275	June-2017	(44,489,844)	(106,127)
Total — Futures Contracts — Interest Rate Risk					$650,360

Open Over-The-Counter Foreign Currency Options Written
Description	Type of Contract	Counterparty	Expiration Date	Strike Price		Premiums Received	Notional Value		Value	Unrealized Appreciation
USD versus INR	Call	Bank of America Merrill Lynch	05/30/17	INR	68.80	$(211,600)	USD	50,000,000	$(210,309)	$1,291
USD versus INR	Put	Bank of America Merrill Lynch	05/30/17	INR	66.20	(190,700)	USD	50,000,000	(188,603)	2,097
Subtotal Foreign Currency Options Written — Currency Risk						$(402,300)			$(398,912)	$3,388

Open Over-The-Counter Interest Rate Swaptions Written — Interest Rate Risk
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Premiums Received	Notional Value	Value	Unrealized Appreciation
30 Year Interest Rate Swap	Call	Barclays Bank PLC	2.15%	Pay	3 Month USD LIBOR	04/24/17	$(494,235)	$72,000,000	$(131,708)	$362,527
Total Options Written							$(896,535)		$(530,620)	$365,915

Options Written Transactions
	Call Options			Put Options
		Notional Value	Premiums Received		Notional Value		Notional Value	Premiums Received
Beginning of period	USD	34,500,000	$249,292	EUR	80,000,000	USD	260,500,000	$1,035,346
Written	USD	202,000,000	1,393,435	EUR	160,000,000	USD	97,000,000	1,104,522
Closed	USD	(23,000,000)	(193,390)	EUR	(80,000,000)	USD	(202,000,000)	(1,153,310)
Expired	USD	(91,500,000)	(743,502)	EUR	(160,000,000)	USD	(105,500,000)	(795,858)
End of period	USD	122,000,000	705,835	EUR	—	USD	50,000,000	190,700

Open Over-The-Counter Interest Rate Swap Agreements — Interest Rate Risk
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date		Notional Value	Unrealized Appreciation
Morgan Stanley & Co. LLC	Pay	CFETS China 7-Day Fixing Repo Rates	3.87%	02/15/22	CNY	376,500,000	$239,073

Open Centrally Cleared Interest Rate Swap Agreements
Counterparty/ Clearinghouse	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date		Notional Value	Unrealized Appreciation (Depreciation)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	2.50%	12/19/26	USD	54,200,000	$732,960
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	2.35	02/13/27	USD	27,000,000	(10,963)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month EURIIBOR	0.85	01/30/27	EUR	(68,600,000)	(1,385,093)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	1.92	01/12/22	USD	(104,230,000)	369,843
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	1.93	01/12/22	USD	(104,410,000)	335,717
Total Interest Rate Swap Agreements — Interest Rate Risk							$42,464

Abbreviations:

CFETS	– China Foreign Exchange Trade System
CME	– Chicago Mercantile Exchange
CNY	– Chinese Yuan
EUR	– Euro

EURIBOR	– Euro Interbank Offered Rate
INR	– Indian Rupee
LIBOR	– London Interbank Offered Rate
USD	– U.S. Dollar

38                         Invesco Core Plus Bond Fund

Open Over-The-Counter Credit Default Swap Agreements – Credit Risk
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America Merrill Lynch	Citigroup Inc.	Buy	(1.00)%	06/20/17	0.17%	$(5,500,000)	$27,823	$(42,010)

(a)	Implied credit spreads represent the current level as of February 28, 2017 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2017:

Derivative Assets	Value
	Credit Risk	Currency Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts — Exchange-Traded(a)	$—	$—	$760,754	$760,754
Unrealized appreciation on swap agreements — Centrally Cleared(a)	—	—	1,438,520	1,438,520
Unrealized appreciation on swap agreements — OTC	—	—	239,073	239,073
Options purchased, at value — OTC(b)	—	3,274,213	1,682,132	4,956,345
Unrealized appreciation on forward foreign currency contracts outstanding	—	2,020,247	—	2,020,247
Total Derivative Assets	—	5,294,460	4,120,479	9,414,939
Derivatives not subject to master netting agreements	—	—	(2,199,274)	(2,199,274)
Total Derivative Assets subject to master netting agreements	$—	$5,294,460	$1,921,205	$7,215,665

Derivative Liabilities	Value
	Credit Risk	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts — Exchange-Traded(a)	$—	$—	$(110,394)	$(110,394)
Unrealized depreciation on swap agreements — Centrally Cleared(a)	—	—	(1,396,056)	(1,396,056)
Unrealized depreciation on swap agreements — OTC	(42,010)	—	—	(42,010)
Options written, at value — OTC	—	(398,912)	(131,708)	(530,620)
Unrealized depreciation on forward foreign currency contracts outstanding	—	(1,417,611)	—	(1,417,611)
Total Derivative Liabilities	(42,010)	(1,816,523)	(1,638,158)	(3,496,691)
Derivatives not subject to master netting agreements	—	—	1,506,450	1,506,450
Total Derivative Liabilities subject to master netting agreements	$(42,010)	$(1,816,523)	$(131,708)	$(1,990,241)

(a)	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swap agreements. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Schedule of Investments.

39                         Invesco Core Plus Bond Fund

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of February 28, 2017.

	Financial Derivative Assets				Financial Derivative Liabilities					Collateral (Received)/ Pledged
Counterparty	Forward Foreign Currency Contracts	Options Purchased	Swap Agreements	Total Assets	Forward Foreign Currency Contracts	Options Written	Swap Agreements	Total Liabilities	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Barclays Bank PLC	$257,405	$2,182,435	$—	$2,439,840	$—	$(131,708)	$—	$(131,708)	$2,308,132	$—	$(2,308,132)	$—
Bank of America Merrill Lynch	—	533,818	27,823	561,641	—	(398,912)	(52,857)	(451,769)	109,872	—	—	109,872
BNP Paribas S.A.	955,860	1,718,744	—	2,674,604	(120,524)	—	—	(120,524)	2,554,080	—	(1,920,000)	634,080
Citigroup Global Markets Inc.	2,076	—	—	2,076	(281,412)	—	—	(281,412)	(279,336)	—	—	(279,336)
Deutsche Bank Securities Inc.	361,328	—	—	361,328	(113,799)	—	—	(113,799)	247,529	—	—	247,529
Goldman Sachs International	248,528	170,346	—	418,874	(1,529)	—	—	(1,529)	417,345	—	(342,636)	74,709
JPMorgan Chase Bank, N.A.	161,148	—	—	161,148	(745,579)	—	—	(745,579)	(584,431)	—	19,880	(564,551)
Morgan Stanley & Co. LLC	—	—	321,123	321,123	—	—	(57,040)	(57,040)	264,083	—	—	264,083
RBC Capital Markets Corp.	33,902	—	—	33,902	(154,768)	—	—	(154,768)	(120,866)	—	—	(120,866)
Royal Bank of Canada	—	351,002	—	351,002	—	—	—	—	351,002	—	—	351,002
Total	$2,020,247	$4,956,345	$348,946	$7,325,538	$(1,417,611)	$(530,620)	$(109,897)	$(2,058,128)	$5,267,410	$—	$(4,550,888)	$716,522
Effect of Derivative Investments for the six months ended February 28, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Credit Risk	Currency Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$—	$(351,394)	$—	$(351,394)
Futures contracts	—	—	24,179,155	24,179,155
Options purchased(a)	(1,111,350)	(2,460,806)	—	(3,572,156)
Options written	38,750	1,589,459	—	1,628,209
Swap agreements	(81,734)	—	610,759	529,025
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	—	1,564,862	—	1,564,862
Futures contracts	—	—	985,107	985,107
Options purchased(a)	59,366	463,833	(1,294,561)	(771,362)
Options written	(66,633)	(737,702)	362,527	(441,808)
Swap agreements	62,266	—	(166,408)	(104,142)
Total	$(1,099,335)	$68,252	$24,676,579	$23,645,496

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the average notional value of forward foreign currency contracts, futures contracts, options purchased, options written and swap agreements outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Options Purchased	Options Written	Swap Agreements
Average notional value	$617,658,502	$389,681,253	$2,873,830,792	$148,478,667	$255,509,745

40                         Invesco Core Plus Bond Fund

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2017, the Fund engaged in securities sales of $157,786, which resulted in net realized gains (losses) of $(6,538).

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,554.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund’s total assets.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2016, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$—	$2,872,993	$2,872,993

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

41                         Invesco Core Plus Bond Fund

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2017 was $5,541,905,712 and $5,022,247,680, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $2,959,409,697 and $3,006,976,929, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$37,273,775
Aggregate unrealized (depreciation) of investment securities	(20,926,657)
Net unrealized appreciation of investment securities	$16,347,118

Cost of investments for tax purposes is $2,931,430,626.

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended February 28, 2017(a)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	16,059,953	$173,723,659	26,698,308	$286,930,530
Class B	24,965	270,711	86,209	925,677
Class C	3,102,442	33,613,629	6,359,817	68,330,896
Class R	207,661	2,241,643	277,672	2,979,551
Class Y	45,267,598	490,236,855	21,485,228	233,677,834
Class R5	422,213	4,497,839	6,891	74,320
Class R6(b)	4,160,158	44,591,626	84,538,568	932,038,810

Issued as reinvestment of dividends:
Class A	907,774	9,788,428	1,492,493	16,042,790
Class B	5,140	55,423	14,107	151,169
Class C	106,883	1,151,369	159,425	1,714,237
Class R	10,637	114,650	17,498	187,876
Class Y	587,121	6,322,478	249,081	2,691,271
Class R5	3,982	42,687	471	5,021
Class R6	1,794,204	19,355,860	1,094,486	11,809,582

Automatic conversion of Class B shares to Class A shares:
Class A	85,814	927,166	189,382	2,031,185
Class B	(85,865)	(927,166)	(189,423)	(2,031,185)

Reacquired:
Class A	(12,489,816)	(134,976,937)	(13,017,269)	(139,726,315)
Class B	(95,361)	(1,031,994)	(128,873)	(1,378,040)
Class C	(2,510,036)	(27,088,486)	(2,822,220)	(30,318,099)
Class R	(89,911)	(969,299)	(162,547)	(1,744,795)
Class Y	(10,691,968)	(115,313,042)	(5,839,784)	(62,550,961)
Class R5	(34,105)	(365,720)	(62,030)	(658,611)
Class R6	(7,485,083)	(81,493,451)	(7,683,716)	(81,759,730)
Net increase in share activity	39,264,400	$424,767,928	112,763,774	$1,239,423,013

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 65% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 8% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
(b)	During the year ended August 31, 2016, Class R6 shares valued at $892,241,733 were issued to investors in the CollegeBound 529 program.

42                         Invesco Core Plus Bond Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/28/17	$11.05	$0.13	$(0.22)	$(0.09)	$(0.15)	$(0.02)	$(0.17)	$10.79	(0.79)%	$717,798	0.79	%(d)	0.87	%(d)	2.49	%(d)	321%
Year ended 08/31/16	10.63	0.25	0.51	0.76	(0.34)	—	(0.34)	11.05	7.33	684,628	0.83		0.92		2.40		518
Year ended 08/31/15	10.92	0.30	(0.20)	0.10	(0.39)	—	(0.39)	10.63	0.91	495,226	0.84		0.97		2.78		537
Year ended 08/31/14	10.41	0.39	0.58	0.97	(0.46)	—	(0.46)	10.92	9.44	333,641	0.81		1.03		3.62		398
Year ended 08/31/13	10.95	0.31	(0.51)	(0.20)	(0.34)	—	(0.34)	10.41	(1.92)	324,537	0.73		0.99		2.86		252
Year ended 08/31/12	10.60	0.37	0.44	0.81	(0.44)	(0.02)	(0.46)	10.95	7.86	295,311	0.74		1.01		3.44		297
Class B
Six months ended 02/28/17	11.05	0.09	(0.22)	(0.13)	(0.11)	(0.02)	(0.13)	10.79	(1.17)	4,639	1.54	(d)	1.62	(d)	1.74	(d)	321
Year ended 08/31/16	10.63	0.17	0.51	0.68	(0.26)	—	(0.26)	11.05	6.53	6,420	1.58		1.67		1.65		518
Year ended 08/31/15	10.91	0.22	(0.19)	0.03	(0.31)	—	(0.31)	10.63	0.25	8,494	1.59		1.72		2.03		537
Year ended 08/31/14	10.41	0.31	0.57	0.88	(0.38)	—	(0.38)	10.91	8.53	11,899	1.56		1.78		2.87		398
Year ended 08/31/13	10.95	0.23	(0.51)	(0.28)	(0.26)	—	(0.26)	10.41	(2.66)	15,876	1.48		1.74		2.11		252
Year ended 08/31/12	10.60	0.29	0.44	0.73	(0.36)	(0.02)	(0.38)	10.95	7.06	22,465	1.49		1.76		2.69		297
Class C
Six months ended 02/28/17	11.05	0.09	(0.22)	(0.13)	(0.11)	(0.02)	(0.13)	10.79	(1.16)	113,576	1.54	(d)	1.62	(d)	1.74	(d)	321
Year ended 08/31/16	10.63	0.17	0.51	0.68	(0.26)	—	(0.26)	11.05	6.53	108,579	1.58		1.67		1.65		518
Year ended 08/31/15	10.91	0.22	(0.19)	0.03	(0.31)	—	(0.31)	10.63	0.25	65,160	1.59		1.72		2.03		537
Year ended 08/31/14	10.41	0.31	0.57	0.88	(0.38)	—	(0.38)	10.91	8.53	38,142	1.56		1.78		2.87		398
Year ended 08/31/13	10.94	0.23	(0.50)	(0.27)	(0.26)	—	(0.26)	10.41	(2.56)	35,770	1.48		1.74		2.11		252
Year ended 08/31/12	10.60	0.29	0.44	0.73	(0.37)	(0.02)	(0.39)	10.94	6.96	37,950	1.49		1.76		2.69		297
Class R
Six months ended 02/28/17	11.05	0.12	(0.22)	(0.10)	(0.14)	(0.02)	(0.16)	10.79	(0.92)	8,753	1.04	(d)	1.12	(d)	2.24	(d)	321
Year ended 08/31/16	10.63	0.23	0.51	0.74	(0.32)	—	(0.32)	11.05	7.06	7,545	1.08		1.17		2.15		518
Year ended 08/31/15	10.91	0.27	(0.19)	0.08	(0.36)	—	(0.36)	10.63	0.75	5,848	1.09		1.22		2.53		537
Year ended 08/31/14	10.41	0.36	0.57	0.93	(0.43)	—	(0.43)	10.91	9.07	3,554	1.06		1.28		3.37		398
Year ended 08/31/13	10.95	0.28	(0.51)	(0.23)	(0.31)	—	(0.31)	10.41	(2.16)	2,820	0.98		1.24		2.61		252
Year ended 08/31/12	10.60	0.34	0.44	0.78	(0.41)	(0.02)	(0.43)	10.95	7.59	3,313	0.99		1.26		3.19		297
Class Y
Six months ended 02/28/17	11.06	0.15	(0.22)	(0.07)	(0.17)	(0.02)	(0.19)	10.80	(0.66)	655,437	0.54	(d)	0.62	(d)	2.74	(d)	321
Year ended 08/31/16	10.64	0.28	0.51	0.79	(0.37)	—	(0.37)	11.06	7.59	282,260	0.58		0.67		2.65		518
Year ended 08/31/15	10.92	0.33	(0.19)	0.14	(0.42)	—	(0.42)	10.64	1.25	102,380	0.59		0.72		3.03		537
Year ended 08/31/14	10.42	0.42	0.56	0.98	(0.48)	—	(0.48)	10.92	9.61	9,699	0.56		0.78		3.87		398
Year ended 08/31/13	10.95	0.34	(0.50)	(0.16)	(0.37)	—	(0.37)	10.42	(1.58)	1,456	0.48		0.74		3.11		252
Year ended 08/31/12	10.60	0.39	0.45	0.84	(0.47)	(0.02)	(0.49)	10.95	8.12	5,753	0.49		0.76		3.69		297
Class R5
Six months ended 02/28/17	11.05	0.15	(0.22)	(0.07)	(0.17)	(0.02)	(0.19)	10.79	(0.63)	4,319	0.49	(d)	0.50	(d)	2.79	(d)	321
Year ended 08/31/16	10.63	0.28	0.51	0.79	(0.37)	—	(0.37)	11.05	7.60	90	0.58		0.60		2.65		518
Year ended 08/31/15	10.91	0.33	(0.19)	0.14	(0.42)	—	(0.42)	10.63	1.25	668	0.59		0.60		3.03		537
Year ended 08/31/14	10.40	0.41	0.58	0.99	(0.48)	—	(0.48)	10.91	9.72	1,495	0.56		0.60		3.87		398
Year ended 08/31/13	10.94	0.34	(0.51)	(0.17)	(0.37)	—	(0.37)	10.40	(1.68)	1,960	0.48		0.56		3.11		252
Year ended 08/31/12	10.60	0.39	0.44	0.83	(0.47)	(0.02)	(0.49)	10.94	8.03	169,474	0.49		0.56		3.69		297
Class R6
Six months ended 02/28/17	11.05	0.15	(0.22)	(0.07)	(0.17)	(0.02)	(0.19)	10.79	(0.61)	1,103,789	0.45	(d)	0.46	(d)	2.83	(d)	321
Year ended 08/31/16	10.63	0.30	0.50	0.80	(0.38)	—	(0.38)	11.05	7.71	1,147,393	0.48		0.50		2.75		518
Year ended 08/31/15	10.91	0.34	(0.19)	0.15	(0.43)	—	(0.43)	10.63	1.32	275,013	0.52		0.53		3.10		537
Year ended 08/31/14	10.41	0.42	0.56	0.98	(0.48)	—	(0.48)	10.91	9.64	267,254	0.54		0.56		3.89		398
Year ended 08/31/13(e)	10.97	0.32	(0.54)	(0.22)	(0.34)	—	(0.34)	10.41	(2.07)	185,513	0.48	(f)	0.54	(f)	3.11	(f)	252

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $692,221, $5,557, $111,264, $8,081, $478,384, $2,188 and $1,095,326 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of September 24, 2012 for Class R6 shares.
(f)	Annualized.

43                         Invesco Core Plus Bond Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2016 through February 28, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/17)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/17)	Expenses Paid During Period[2]
A	$1,000.00	$992.10	$3.90	$1,020.88	$3.96	0.79%
B	1,000.00	988.30	7.59	1,017.16	7.70	1.54
C	1,000.00	988.40	7.59	1,017.16	7.70	1.54
R	1,000.00	990.80	5.13	1,019.64	5.21	1.04
Y	1,000.00	993.40	2.67	1,022.12	2.71	0.54
R5	1,000.00	993.70	2.42	1,022.36	2.46	0.49
R6	1,000.00	993.90	2.22	1,022.56	2.26	0.45

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2016 through February 28, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

44                         Invesco Core Plus Bond Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074                      Invesco Distributors, Inc.                                                     CPB-SAR-1          04272017    1114

Semiannual Report to Shareholders	February 28, 2017
Invesco Equally-Weighted S&P 500 Fund
Nasdaq:
A: VADAX ⬛ B: VADBX ⬛ C: VADCX ⬛ R: VADRX ⬛ Y: VADDX ⬛ R6: VADFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
13	Financial Statements
15	Notes to Financial Statements
22	Financial Highlights
23	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 8/31/16 to 2/28/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	9.21%
Class B Shares	8.79
Class C Shares	8.80
Class R Shares	9.09
Class Y Shares	9.33
Class R6 Shares	9.42
S&P 500 Index▼ (Broad Market Index)	10.01
S&P 500 Equal Weight Index▼ (Style-Specific Index)	9.53
Lipper Multi-Cap Core Funds Index∎ (Peer Group Index)	9.62
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The S&P 500® Equal Weight Index is the equally weighted version of the S&P 500 Index.

    The Lipper Multi-Cap Core Funds Index is an unmanaged index considered representative of multi-cap core funds tracked by Lipper.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Equally-Weighted S&P 500 Fund

Average Annual Total Returns
As of 2/28/17, including maximum applicable sales charges

Class A Shares
Inception (7/28/97)	8.40%
10 Years	7.44
5 Years	12.59
1 Year	19.07

Class B Shares
Inception (12/1/87)	11.13%
10 Years	7.40
5 Years	12.77
1 Year	20.05

Class C Shares
Inception (7/28/97)	7.91%
10 Years	7.26
5 Years	13.04
1 Year	24.12

Class R Shares
Inception (3/31/08)	10.05%
5 Years	13.59
1 Year	25.69

Class Y Shares
Inception (7/28/97)	8.97%
10 Years	8.32
5 Years	14.15
1 Year	26.31

Class R6 Shares
10 Years	8.22%
5 Years	14.22
1 Year	26.47

Effective June 1, 2010, Class A, Class B, Class C, Class R, Class W and Class I shares of the predecessor fund, Morgan Stanley Equally-Weighted S&P 500 Fund, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C, Class R, Class A and Class Y shares, respectively, of Invesco Equally-Weighted S&P 500 Fund. Returns shown above, prior to June 1, 2010, for Class A, Class B, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco Equally-Weighted S&P 500 Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

Average Annual Total Returns
As of 12/31/16, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (7/28/97)	8.18%
10 Years	7.09
5 Years	13.56
1 Year	7.84

Class B Shares
Inception (12/1/87)	10.97%
10 Years	6.99
5 Years	13.76
1 Year	8.27

Class C Shares
Inception (7/28/97)	7.70%
10 Years	6.91
5 Years	14.01
1 Year	12.37

Class R Shares
Inception (3/31/08)	9.60%
5 Years	14.56
1 Year	13.82

Class Y Shares
Inception (7/28/97)	8.76%
10 Years	7.97
5 Years	15.14
1 Year	14.40

Class R6 Shares
10 Years	7.86%
5 Years	15.19
1 Year	14.53

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Class R6 shares was 0.54%,1.29%,

1.23%, 0.79%, 0.29% and 0.16%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Equally-Weighted S&P 500 Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets,

the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4	Invesco Equally-Weighted S&P 500 Fund

Schedule of Investments(a)

February 28, 2017

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.39%
Advertising–0.38%
Interpublic Group of Cos., Inc. (The)	574,918	$13,855,524
Omnicom Group Inc.	158,240	13,466,224
		27,321,748

Aerospace & Defense–2.25%
Arconic Inc.	630,565	18,153,966
Boeing Co. (The)	87,840	15,831,403
General Dynamics Corp.	78,375	14,876,359
L3 Technologies, Inc.	86,754	14,602,433
Lockheed Martin Corp.	52,965	14,119,410
Northrop Grumman Corp.	57,653	14,245,480
Raytheon Co.	93,959	14,483,780
Rockwell Collins, Inc.	145,663	13,923,926
Textron Inc.	284,072	13,436,606
TransDigm Group, Inc.	55,103	14,007,182
United Technologies Corp.	125,204	14,091,710
		161,772,255

Agricultural & Farm Machinery–0.20%
Deere & Co.	132,660	14,524,943

Agricultural Products–0.19%
Archer-Daniels-Midland Co.	295,237	13,867,282

Air Freight & Logistics–0.75%
C.H. Robinson Worldwide, Inc.	178,430	14,340,419
Expeditors International of Washington, Inc.	248,846	14,029,937
FedEx Corp.	69,919	13,492,969
United Parcel Service, Inc.–Class B	114,935	12,155,526
		54,018,851

Airlines–0.98%
Alaska Air Group, Inc.	153,127	14,978,883
American Airlines Group Inc.	276,919	12,837,965
Delta Air Lines, Inc.	265,474	13,255,117
Southwest Airlines Co.	276,085	15,957,713
United Continental Holdings Inc.(b)	182,869	13,548,764
		70,578,442

Alternative Carriers–0.19%
Level 3 Communications, Inc.(b)	244,421	13,993,102

Apparel Retail–1.03%
Foot Locker, Inc.	176,009	13,318,601
Gap, Inc. (The)	529,927	13,152,788
L Brands, Inc.	184,861	9,727,386
Ross Stores, Inc.	203,287	13,941,422
TJX Cos., Inc. (The)	176,167	13,820,301
Urban Outfitters, Inc.(b)	402,056	10,465,518
		74,426,016

Apparel, Accessories & Luxury Goods–1.10%
Coach, Inc.	356,306	13,571,696

	Shares	Value
Apparel, Accessories & Luxury Goods–(continued)
Hanesbrands, Inc.	600,275	$12,011,503
Michael Kors Holdings Ltd.(b)	278,490	10,164,885
PVH Corp.	129,072	11,822,995
Ralph Lauren Corp.	126,112	10,004,465
Under Armour, Inc.–Class A(b)	221,894	4,575,454
Under Armour, Inc.–Class C(b)	223,047	4,139,752
VF Corp.	243,082	12,749,651
		79,040,401

Application Software–1.06%
Adobe Systems Inc.(b)	131,782	15,595,082
Autodesk, Inc.(b)	169,477	14,625,865
Citrix Systems, Inc.(b)	193,462	15,273,825
Intuit Inc.	117,509	14,740,329
salesforce.com, inc.(b)	193,147	15,712,508
		75,947,609

Asset Management & Custody Banks–1.73%
Affiliated Managers Group, Inc.	85,322	14,328,123
Ameriprise Financial, Inc.	115,933	15,245,190
Bank of New York Mellon Corp. (The)	282,728	13,327,798
BlackRock, Inc.	35,379	13,707,947
Franklin Resources, Inc.	335,194	14,426,750
Invesco Ltd.(c)	419,222	13,494,756
Northern Trust Corp.	153,812	13,435,478
State Street Corp.	170,698	13,606,338
T. Rowe Price Group Inc.	179,455	12,778,991
		124,351,371

Auto Parts & Equipment–0.40%
BorgWarner, Inc.	328,387	13,854,648
Delphi Automotive PLC	192,202	14,632,338
		28,486,986

Automobile Manufacturers–0.37%
Ford Motor Co.	1,043,759	13,078,300
General Motors Co.	365,010	13,446,969
		26,525,269

Automotive Retail–0.91%
Advance Auto Parts, Inc.	78,290	12,260,997
AutoNation, Inc.(b)	280,708	12,884,497
AutoZone, Inc.(b)	17,116	12,606,790
CarMax, Inc.(b)	218,890	14,127,161
O’Reilly Automotive, Inc.(b)	49,812	13,534,418
		65,413,863

Biotechnology–1.83%
AbbVie Inc.	223,371	13,813,263
Alexion Pharmaceuticals, Inc.(b)	104,082	13,660,763
Amgen Inc.	95,825	16,915,987
Biogen Inc.(b)	51,833	14,959,004
Celgene Corp.(b)	121,144	14,962,495

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Biotechnology–(continued)
Gilead Sciences, Inc.	189,082	$13,326,499
Incyte Corp.(b)	104,253	13,876,074
Regeneron Pharmaceuticals, Inc.(b)	36,869	13,770,572
Vertex Pharmaceuticals Inc.(b)	179,291	16,247,350
		131,532,007

Brewers–0.19%
Molson Coors Brewing Co.–Class B	138,794	13,933,530

Broadcasting–0.82%
CBS Corp.–Class B	219,729	14,484,536
Discovery Communications, Inc.–Class A(b)	193,432	5,563,104
Discovery Communications, Inc.–Class C(b)	287,443	8,068,525
Scripps Networks Interactive Inc.–Class A	191,666	15,480,863
TEGNA Inc.	594,306	15,232,063
		58,829,091

Building Products–0.79%
Allegion PLC	209,292	15,192,506
Fortune Brands Home & Security, Inc.	243,858	14,102,308
Johnson Controls International PLC	314,345	13,183,630
Masco Corp.	421,536	14,239,486
		56,717,930

Cable & Satellite–0.43%
Charter Communications, Inc.–Class A(b)	49,303	15,927,827
Comcast Corp.–Class A	395,860	14,813,081
		30,740,908

Casinos & Gaming–0.20%
Wynn Resorts Ltd.	149,610	14,385,002

Commodity Chemicals–0.20%
LyondellBasell Industries N.V.–Class A	155,465	14,184,627

Communications Equipment–0.98%
Cisco Systems, Inc.	457,295	15,630,343
F5 Networks, Inc.(b)	96,437	13,816,529
Harris Corp.	130,283	14,318,102
Juniper Networks, Inc.	483,004	13,524,112
Motorola Solutions, Inc.	166,038	13,112,021
		70,401,107

Computer & Electronics Retail–0.17%
Best Buy Co., Inc.	280,536	12,380,054

Construction & Engineering–0.56%
Fluor Corp.	240,572	13,325,283
Jacobs Engineering Group, Inc.	223,262	12,594,209
Quanta Services, Inc.(b)	386,349	14,418,545
		40,338,037

Construction Machinery & Heavy Trucks–0.58%
Caterpillar Inc.	143,894	13,908,794
Cummins Inc.	96,634	14,349,182
PACCAR Inc.	203,107	13,569,579
		41,827,555

	Shares	Value
Construction Materials–0.36%
Martin Marietta Materials, Inc.	59,466	$12,841,683
Vulcan Materials Co.	106,966	12,901,169
		25,742,852

Consumer Electronics–0.39%
Garmin Ltd.	274,815	14,183,202
Harman International Industries, Inc.	125,261	13,981,633
		28,164,835

Consumer Finance–0.95%
American Express Co.	183,847	14,718,791
Capital One Financial Corp.	151,976	14,264,468
Discover Financial Services	188,771	13,429,169
Navient Corp.	794,125	12,237,466
Synchrony Financial	376,301	13,637,148
		68,287,042

Copper–0.16%
Freeport-McMoRan Inc.(b)	872,781	11,695,265

Data Processing & Outsourced Services–2.22%
Alliance Data Systems Corp.	59,199	14,384,173
Automatic Data Processing, Inc.	139,953	14,361,977
Fidelity National Information Services, Inc.	181,925	14,966,970
Fiserv, Inc.(b)	131,178	15,137,941
Global Payments Inc.	190,418	15,174,410
Mastercard Inc.–Class A	131,656	14,542,722
Paychex, Inc.	228,495	14,034,163
PayPal Holdings, Inc.(b)	346,691	14,561,022
Total System Services, Inc.	276,863	15,083,496
Visa Inc.–Class A	173,696	15,274,826
Western Union Co. (The)	624,547	12,266,103
		159,787,803

Department Stores–0.44%
Kohl’s Corp.	239,065	10,188,950
Macy’s, Inc.	323,900	10,759,958
Nordstrom, Inc.	226,276	10,558,038
		31,506,946

Distillers & Vintners–0.40%
Brown-Forman Corp.–Class B	299,679	14,612,348
Constellation Brands, Inc.–Class A	89,950	14,284,960
		28,897,308

Distributors–0.36%
Genuine Parts Co.	139,371	13,339,199
LKQ Corp.(b)	400,883	12,659,885
		25,999,084

Diversified Banks–1.19%
Bank of America Corp.	595,335	14,692,868
Citigroup Inc.	228,952	13,693,619
Comerica Inc.	196,291	13,991,623
JPMorgan Chase & Co.	160,794	14,571,152
U.S. Bancorp	264,148	14,528,140
Wells Fargo & Co.	240,572	13,924,307
		85,401,709

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Diversified Chemicals–0.61%
Dow Chemical Co. (The)	238,196	$14,830,083
E. I. du Pont de Nemours and Co.	183,651	14,423,950
Eastman Chemical Co.	178,061	14,289,395
		43,543,428

Diversified Support Services–0.19%
Cintas Corp.	113,878	13,438,743

Drug Retail–0.38%
CVS Health Corp.	171,550	13,823,499
Walgreens Boots Alliance, Inc.	159,119	13,744,699
		27,568,198

Electric Utilities–2.92%
Alliant Energy Corp.	373,236	14,735,357
American Electric Power Co., Inc.	225,386	15,094,100
Duke Energy Corp.	181,301	14,966,398
Edison International	196,459	15,665,641
Entergy Corp.	194,266	14,892,432
Eversource Energy	255,697	14,999,186
Exelon Corp.	393,876	14,459,188
FirstEnergy Corp.	447,324	14,506,717
NextEra Energy, Inc.	118,003	15,458,393
PG&E Corp.	231,692	15,465,441
Pinnacle West Capital Corp.	180,421	14,828,802
PPL Corp.	410,214	15,128,692
Southern Co. (The)	286,739	14,572,076
Xcel Energy, Inc.	344,951	15,077,808
		209,850,231

Electrical Components & Equipment–0.97%
Acuity Brands, Inc.	55,243	11,672,846
AMETEK, Inc.	270,223	14,583,935
Eaton Corp. PLC	197,703	14,230,662
Emerson Electric Co.	239,107	14,370,331
Rockwell Automation, Inc.	98,496	14,882,745
		69,740,519

Electronic Components–0.41%
Amphenol Corp.–Class A	200,646	13,886,710
Corning Inc.	559,703	15,453,400
		29,340,110

Electronic Equipment & Instruments–0.19%
FLIR Systems, Inc.	373,845	13,723,850

Electronic Manufacturing Services–0.20%
TE Connectivity Ltd.	194,294	14,469,074

Environmental & Facilities Services–0.62%
Republic Services, Inc.	243,211	15,066,921
Stericycle, Inc.(b)	184,836	15,319,208
Waste Management, Inc.	196,319	14,394,109
		44,780,238

Fertilizers & Agricultural Chemicals–0.78%
CF Industries Holdings, Inc.	444,145	13,955,036
FMC Corp.	233,740	13,468,099

	Shares	Value
Fertilizers & Agricultural Chemicals–(continued)
Monsanto Co.	131,429	$14,960,563
Mosaic Co. (The)	437,501	13,645,656
		56,029,354

Financial Exchanges & Data–1.16%
CBOE Holdings Inc.	153,432	11,975,368
CME Group Inc.–Class A	111,994	13,602,791
Intercontinental Exchange, Inc.	230,410	13,163,323
Moody’s Corp.	137,779	15,344,447
Nasdaq, Inc.	200,325	14,245,111
S&P Global Inc.	119,532	15,475,808
		83,806,848

Food Distributors–0.18%
Sysco Corp.	249,252	13,140,565

Food Retail–0.36%
Kroger Co. (The)	395,235	12,568,473
Whole Foods Market, Inc.	429,035	13,158,503
		25,726,976

Footwear–0.21%
NIKE, Inc.–Class B	265,782	15,192,099

General Merchandise Stores–0.49%
Dollar General Corp.	178,061	13,002,014
Dollar Tree, Inc.(b)	156,635	12,010,772
Target Corp.	177,623	10,438,904
		35,451,690

Gold–0.20%
Newmont Mining Corp.	419,222	14,354,161

Health Care Distributors–1.06%
AmerisourceBergen Corp.	174,224	15,943,238
Cardinal Health, Inc.	188,202	15,313,997
Henry Schein, Inc.(b)	90,322	15,495,642
McKesson Corp.	93,991	14,110,869
Patterson Cos. Inc.	340,255	15,464,590
		76,328,336

Health Care Equipment–3.00%
Abbott Laboratories	350,671	15,808,249
Baxter International Inc.	306,562	15,610,137
Becton, Dickinson and Co.	82,555	15,111,693
Boston Scientific Corp.(b)	660,563	16,216,822
C.R. Bard, Inc.	63,451	15,560,723
Danaher Corp.	176,009	15,057,570
Edwards Lifesciences Corp.(b)	152,110	14,304,425
Hologic, Inc.(b)	352,288	14,295,847
IDEXX Laboratories, Inc.(b)	119,320	17,294,241
Intuitive Surgical, Inc.(b)	21,986	16,203,682
Medtronic PLC	187,407	15,163,100
Stryker Corp.	117,993	15,169,180
Varian Medical Systems, Inc.(b)	171,817	14,413,728
Zimmer Biomet Holdings, Inc.	130,642	15,295,565
		215,504,962

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Health Care Facilities–0.44%
HCA Holdings, Inc.(b)	187,662	$16,371,633
Universal Health Services, Inc.–Class B	122,657	15,405,719
		31,777,352

Health Care REIT’s–0.61%
HCP, Inc.	457,599	15,004,671
Ventas, Inc.	220,081	14,316,269
Welltower Inc.	209,323	14,732,153
		44,053,093

Health Care Services–0.99%
DaVita Inc.(b)	206,742	14,349,962
Envision Healthcare Corp.(b)	191,773	13,424,110
Express Scripts Holding Co.(b)	189,656	13,399,196
Laboratory Corp. of America Holdings(b)	107,568	15,302,624
Quest Diagnostics Inc.	150,825	14,696,388
		71,172,280

Health Care Supplies–0.43%
Cooper Cos., Inc. (The)	80,566	16,043,913
DENTSPLY SIRONA Inc.	232,909	14,794,380
		30,838,293

Health Care Technology–0.22%
Cerner Corp.(b)	284,014	15,632,131

Home Entertainment Software–0.44%
Activision Blizzard, Inc.	373,642	16,862,463
Electronic Arts Inc.(b)	174,556	15,099,094
		31,961,557

Home Furnishings–0.41%
Leggett & Platt, Inc.	275,918	13,569,647
Mohawk Industries, Inc.(b)	68,779	15,568,815
		29,138,462

Home Improvement Retail–0.40%
Home Depot, Inc. (The)	103,052	14,933,266
Lowe’s Cos., Inc.	184,044	13,687,352
		28,620,618

Homebuilding–0.63%
D.R. Horton, Inc.	476,310	15,241,920
Lennar Corp.–Class A	306,631	14,960,527
PulteGroup Inc.	701,342	15,464,591
		45,667,038

Homefurnishing Retail–0.16%
Bed Bath & Beyond Inc.	285,904	11,550,522

Hotel and Resort REIT’s–0.18%
Host Hotels & Resorts Inc.	716,700	12,893,433

Hotels, Resorts & Cruise Lines–0.82%
Carnival Corp.	257,710	14,418,874
Marriott International Inc.–Class A	164,528	14,312,291
Royal Caribbean Cruises Ltd.	159,488	15,326,797
Wyndham Worldwide Corp.	176,528	14,694,191
		58,752,153

	Shares	Value
Household Appliances–0.20%
Whirlpool Corp.	79,124	$14,130,755

Household Products–1.08%
Church & Dwight Co., Inc.	310,159	15,458,325
Clorox Co. (The)	119,231	16,311,993
Colgate-Palmolive Co.	207,366	15,133,571
Kimberly-Clark Corp.	119,939	15,897,914
Procter & Gamble Co. (The)	162,928	14,837,853
		77,639,656

Housewares & Specialties–0.21%
Newell Brands, Inc.	301,916	14,802,941

Human Resource & Employment Services–0.19%
Robert Half International, Inc.	283,603	13,681,009

Hypermarkets & Super Centers–0.41%
Costco Wholesale Corp.	86,075	15,250,769
Wal-Mart Stores, Inc.	196,151	13,912,990
		29,163,759

Independent Power Producers & Energy Traders–0.43%
AES Corp. (The)	1,153,214	13,285,025
NRG Energy, Inc.	1,068,920	17,701,315
		30,986,340

Industrial Conglomerates–0.80%
3M Co.	77,014	14,351,559
General Electric Co.	432,545	12,894,166
Honeywell International Inc.	118,267	14,724,242
Roper Technologies, Inc.	73,984	15,477,453
		57,447,420

Industrial Gases–0.36%
Air Products and Chemicals, Inc.	91,917	12,911,581
Praxair, Inc.	110,928	13,168,263
		26,079,844

Industrial Machinery–1.92%
Dover Corp.	178,941	14,333,174
Flowserve Corp.	265,782	12,345,574
Fortive Corp.	254,560	14,675,384
Illinois Tool Works Inc.	108,221	14,286,254
Ingersoll-Rand PLC	175,223	13,905,697
Parker-Hannifin Corp.	96,458	14,935,557
Pentair PLC (United Kingdom)	228,192	13,248,828
Snap-on Inc.	78,014	13,236,635
Stanley Black & Decker Inc.	114,076	14,504,763
Xylem, Inc.	267,021	12,849,051
		138,320,917

Industrial REIT’s–0.19%
Prologis, Inc.	262,383	13,394,652

Insurance Brokers–0.81%
Aon PLC	121,615	14,064,775
Arthur J. Gallagher & Co.	270,809	15,422,572
Marsh & McLennan Cos., Inc.	197,873	14,539,708

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Insurance Brokers–(continued)
Willis Towers Watson PLC	111,949	$14,377,610
		58,404,665

Integrated Oil & Gas–0.54%
Chevron Corp.	118,696	13,353,300
Exxon Mobil Corp.	154,452	12,560,037
Occidental Petroleum Corp.	194,762	12,766,649
		38,679,986

Integrated Telecommunication Services–0.73%
AT&T Inc.	340,423	14,226,277
CenturyLink Inc.	569,913	13,826,089
Frontier Communications Corp.	3,745,590	10,974,579
Verizon Communications Inc.	266,970	13,249,721
		52,276,666

Internet & Direct Marketing Retail–0.99%
Amazon.com, Inc.(b)(d)	17,883	15,111,850
Expedia, Inc.	110,803	13,189,989
Netflix Inc.(b)	111,867	15,899,657
Priceline Group Inc. (The)(b)	8,823	15,211,999
TripAdvisor Inc.(b)	279,225	11,579,461
		70,992,956

Internet Software & Services–1.22%
Akamai Technologies, Inc.(b)	211,676	13,250,918
Alphabet Inc.–Class A(b)	8,588	7,256,259
Alphabet Inc.–Class C(b)(d)	8,607	7,085,368
eBay Inc.(b)	458,668	15,548,845
Facebook, Inc.–Class A(b)	114,858	15,567,853
VeriSign, Inc.(b)	167,372	13,803,169
Yahoo! Inc.(b)	329,174	15,030,085
		87,542,497

Investment Banking & Brokerage–0.78%
Charles Schwab Corp. (The)	349,601	14,127,377
E*TRADE Financial Corp.(b)	385,698	13,310,438
Goldman Sachs Group, Inc. (The)	56,837	14,098,986
Morgan Stanley	314,345	14,356,136
		55,892,937

IT Consulting & Other Services–0.98%
Accenture PLC–Class A	111,477	13,655,933
Cognizant Technology Solutions Corp.–Class A(b)	246,172	14,590,614
CSRA Inc.	420,376	12,535,612
International Business Machines Corp.	82,550	14,844,141
Teradata Corp.(b)	480,640	14,947,904
		70,574,204

Leisure Products–0.38%
Hasbro, Inc.	159,822	15,481,957
Mattel, Inc.	466,134	11,993,628
		27,475,585

Life & Health Insurance–1.38%
Aflac, Inc.	199,048	14,401,123
Lincoln National Corp.	201,765	14,155,832
MetLife, Inc.	239,524	12,560,639

	Shares	Value
Life & Health Insurance–(continued)
Principal Financial Group, Inc.	227,965	$14,256,931
Prudential Financial, Inc.	129,656	14,332,174
Torchmark Corp.	186,542	14,462,601
Unum Group	315,572	15,409,381
		99,578,681

Life Sciences Tools & Services–1.30%
Agilent Technologies, Inc.	296,895	15,230,713
Illumina, Inc.(b)	111,576	18,677,822
Mettler-Toledo International Inc.(b)	32,594	15,521,915
PerkinElmer, Inc.	256,652	13,925,938
Thermo Fisher Scientific, Inc.	94,534	14,906,121
Waters Corp.(b)	98,532	15,271,475
		93,533,984

Managed Health Care–1.25%
Aetna Inc.	106,634	13,730,194
Anthem, Inc.	94,229	15,530,824
Centene Corp.(b)	242,012	17,061,846
Cigna Corp.	101,975	15,184,077
Humana Inc.	67,618	14,284,302
UnitedHealth Group Inc.	85,849	14,197,708
		89,988,951

Metal & Glass Containers–0.18%
Ball Corp.	178,895	13,154,149

Motorcycle Manufacturers–0.18%
Harley-Davidson, Inc.	226,053	12,744,868

Movies & Entertainment–0.81%
Time Warner Inc.	144,347	14,176,319
Twenty-First Century Fox, Inc.–Class A	335,344	10,033,493
Twenty-First Century Fox, Inc.–Class B	153,518	4,505,753
Viacom Inc.–Class B	355,937	15,465,463
Walt Disney Co. (The)	131,091	14,431,808
		58,612,836

Multi-Line Insurance–0.77%
American International Group, Inc.	208,815	13,347,455
Assurant, Inc.	149,156	14,766,444
Hartford Financial Services Group, Inc. (The)	283,194	13,845,355
Loews Corp.	290,189	13,633,079
		55,592,333

Multi-Sector Holdings–0.41%
Berkshire Hathaway Inc.–Class B(b)	83,381	14,293,171
Leucadia National Corp.	572,762	15,246,924
		29,540,095

Multi-Utilities–2.24%
Ameren Corp.	270,969	14,819,295
CenterPoint Energy, Inc.	562,681	15,372,445
CMS Energy Corp.	334,297	14,882,902
Consolidated Edison, Inc.	192,417	14,823,806
Dominion Resources, Inc.	184,439	14,319,844
DTE Energy Co.	141,059	14,300,561

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Multi-Utilities–(continued)
NiSource Inc.	631,144	$15,090,653
Public Service Enterprise Group Inc.	321,927	14,802,203
SCANA Corp.	188,926	13,102,018
Sempra Energy	136,493	15,053,813
WEC Energy Group, Inc.	240,487	14,494,152
		161,061,692

Office REIT’s–0.60%
Boston Properties, Inc.	106,775	14,844,928
SL Green Realty Corp.	124,310	14,007,251
Vornado Realty Trust	133,174	14,631,827
		43,484,006

Oil & Gas Drilling–0.33%
Helmerich & Payne, Inc.	168,150	11,496,416
Transocean Ltd.(b)	891,459	12,319,963
		23,816,379

Oil & Gas Equipment & Services–0.91%
Baker Hughes Inc.	207,272	12,494,356
Halliburton Co.	253,621	13,558,579
National Oilwell Varco Inc.	345,558	13,967,454
Schlumberger Ltd.	162,141	13,029,651
TechnipFMC PLC (United Kingdom)(b)	388,752	12,564,465
		65,614,505

Oil & Gas Exploration & Production–2.91%
Anadarko Petroleum Corp.	195,066	12,611,017
Apache Corp.	206,524	10,861,097
Cabot Oil & Gas Corp.	574,918	12,590,704
Chesapeake Energy Corp.(b)	1,780,611	9,704,330
Cimarex Energy Co.	97,084	12,205,400
Concho Resources Inc.(b)	96,559	12,789,239
ConocoPhillips	270,756	12,879,863
Devon Energy Corp.	285,963	12,399,356
EOG Resources, Inc.	129,133	12,524,610
EQT Corp.	184,020	11,020,958
Hess Corp.	219,029	11,266,852
Marathon Oil Corp.	753,222	12,051,552
Murphy Oil Corp.	416,807	11,791,470
Newfield Exploration Co.(b)	287,458	10,480,719
Noble Energy, Inc.	349,778	12,735,417
Pioneer Natural Resources Co.	73,485	13,666,005
Range Resources Corp.	354,469	9,790,434
Southwestern Energy Co.(b)	1,090,111	8,186,734
		209,555,757

Oil & Gas Refining & Marketing–0.73%
Marathon Petroleum Corp.	278,039	13,790,734
Phillips 66	157,713	12,331,580
Tesoro Corp.	152,431	12,985,597
Valero Energy Corp.	202,151	13,736,160
		52,844,071

Oil & Gas Storage & Transportation–0.55%
Kinder Morgan, Inc.	651,794	13,889,744
ONEOK, Inc.	241,120	13,032,536

	Shares	Value
Oil & Gas Storage & Transportation–(continued)
Williams Cos., Inc. (The)	455,175	$12,899,659
		39,821,939

Packaged Foods & Meats–2.42%
Campbell Soup Co.	232,554	13,802,080
Conagra Brands, Inc.	357,604	14,736,861
General Mills, Inc.	217,504	13,130,716
Hershey Co. (The)	137,051	14,849,476
Hormel Foods Corp.	399,718	14,090,060
JM Smucker Co. (The)	105,343	14,930,263
Kellogg Co.	188,022	13,926,790
Kraft Heinz Co. (The)	164,076	15,014,595
McCormick & Co., Inc.	148,720	14,637,022
Mead Johnson Nutrition Co.	186,517	16,374,327
Mondelez International, Inc.–Class A	327,683	14,391,837
Tyson Foods, Inc.–Class A	222,000	13,888,320
		173,772,347

Paper Packaging–0.78%
Avery Dennison Corp.	189,290	15,277,596
International Paper Co.	255,364	13,457,683
Sealed Air Corp.	285,310	13,261,209
WestRock Co.	262,083	14,079,098
		56,075,586

Personal Products–0.39%
Coty, Inc.–Class A	717,448	13,473,673
Estee Lauder Cos. Inc. (The)–Class A	172,454	14,287,814
		27,761,487

Pharmaceuticals–2.23%
Allergan PLC	71,501	17,504,875
Bristol-Myers Squibb Co.	240,993	13,666,713
Eli Lilly and Co.	202,598	16,777,140
Endo International PLC(b)	878,920	11,997,258
Johnson & Johnson	122,449	14,964,492
Mallinckrodt PLC(b)	261,336	13,699,233
Merck & Co., Inc.	224,502	14,787,947
Mylan N.V.(b)	376,508	15,756,860
Perrigo Co. PLC	166,622	12,458,327
Pfizer Inc.	433,637	14,795,694
Zoetis Inc.	264,912	14,122,459
		160,530,998

Property & Casualty Insurance–1.22%
Allstate Corp. (The)	189,682	15,584,273
Chubb Ltd.	103,760	14,336,519
Cincinnati Financial Corp.	175,761	12,823,523
Progressive Corp. (The)	401,117	15,715,764
Travelers Cos., Inc. (The)	115,330	14,097,939
XL Group Ltd. (Bermuda)	371,020	15,022,600
		87,580,618

Publishing–0.20%
News Corp.–Class A	861,674	11,046,660
News Corp.–Class B	271,219	3,580,091
		14,626,751

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Railroads–0.85%
CSX Corp.	368,830	$17,910,385
Kansas City Southern	159,803	14,163,340
Norfolk Southern Corp.	124,287	15,042,456
Union Pacific Corp.	130,928	14,132,368
		61,248,549

Real Estate Services–0.21%
CBRE Group, Inc.–Class A(b)	419,222	14,932,688

Regional Banks–2.19%
BB&T Corp.	290,926	14,028,452
Citizens Financial Group, Inc.	387,110	14,466,301
Fifth Third Bancorp	511,205	14,027,465
Huntington Bancshares Inc.	1,017,491	14,387,323
KeyCorp	744,653	13,977,137
M&T Bank Corp.	89,162	14,887,379
People’s United Financial Inc.	689,729	13,242,797
PNC Financial Services Group, Inc. (The)	119,511	15,205,384
Regions Financial Corp.	941,528	14,377,132
SunTrust Banks, Inc.	250,661	14,911,823
Zions Bancorp.	317,981	14,277,347
		157,788,540

Research & Consulting Services–0.77%
Dun & Bradstreet Corp. (The)	111,431	11,760,428
Equifax Inc.	117,328	15,382,874
Nielsen Holdings PLC	321,777	14,274,028
Verisk Analytics, Inc.–Class A(b)	165,758	13,744,653
		55,161,983

Residential REIT’s–1.23%
Apartment Investment & Management Co.–Class A	324,895	15,117,364
AvalonBay Communities, Inc.	81,314	14,943,887
Equity Residential	218,646	13,790,003
Essex Property Trust, Inc.	62,839	14,748,313
Mid-America Apartment Communities, Inc.	147,444	15,146,922
UDR, Inc.	401,469	14,653,619
		88,400,108

Restaurants–0.98%
Chipotle Mexican Grill, Inc.(b)	37,151	15,556,610
Darden Restaurants, Inc.	174,889	13,060,710
McDonald’s Corp.	113,361	14,470,532
Starbucks Corp.	233,979	13,306,386
Yum! Brands, Inc.	213,153	13,923,154
		70,317,392

Retail REIT’s–1.13%
Federal Realty Investment Trust	97,153	13,672,342
GGP Inc.	524,668	13,043,246
Kimco Realty Corp.	529,111	12,830,942
Macerich Co. (The)	193,228	13,019,703
Realty Income Corp.	247,190	15,147,803
Simon Property Group, Inc.	74,939	13,818,751
		81,532,787

	Shares	Value
Semiconductor Equipment–0.65%
Applied Materials, Inc.	424,924	$15,390,747
KLA-Tencor Corp.	178,037	16,044,695
Lam Research Corp.	132,061	15,654,511
		47,089,953

Semiconductors–2.70%
Analog Devices, Inc.	187,945	15,398,334
Broadcom Ltd.	76,756	16,190,143
First Solar, Inc.(b)	409,847	14,832,363
Intel Corp.	384,404	13,915,425
Linear Technology Corp.	220,116	14,215,091
Microchip Technology Inc.	213,021	15,448,283
Micron Technology, Inc.(b)	670,551	15,717,715
NVIDIA Corp.	149,708	15,192,368
Qorvo, Inc.(b)	243,383	16,087,616
QUALCOMM, Inc.	200,617	11,330,848
Skyworks Solutions, Inc.	178,685	16,941,125
Texas Instruments Inc.	190,947	14,630,359
Xilinx, Inc.	245,864	14,461,721
		194,361,391

Soft Drinks–0.77%
Coca-Cola Co. (The)	327,293	13,733,214
Dr Pepper Snapple Group, Inc.	153,007	14,296,974
Monster Beverage Corp.(b)	312,131	12,934,709
PepsiCo, Inc.	132,724	14,650,075
		55,614,972

Specialized Consumer Services–0.17%
H&R Block, Inc.	598,967	12,314,762

Specialized REIT’s–1.65%
American Tower Corp.–Class A	133,575	15,333,074
Crown Castle International Corp.	160,644	15,025,033
Digital Realty Trust, Inc.	146,220	15,791,760
Equinix, Inc.	39,725	14,939,381
Extra Space Storage Inc.	183,259	14,512,280
Iron Mountain Inc.	396,718	14,420,699
Public Storage	62,730	14,268,566
Weyerhaeuser Co.	420,119	14,166,413
		118,457,206

Specialty Chemicals–1.02%
Albemarle Corp.	151,573	15,386,175
Ecolab Inc.	114,076	14,142,002
International Flavors & Fragrances Inc.	109,706	13,790,044
PPG Industries, Inc.	138,431	14,179,488
Sherwin-Williams Co. (The)	50,739	15,655,011
		73,152,720

Specialty Stores–0.89%
Signet Jewelers Ltd.	139,244	8,854,526
Staples, Inc.	1,373,258	12,345,590
Tiffany & Co.	161,683	14,853,817
Tractor Supply Co.	177,509	12,587,163
Ulta Beauty, Inc.(b)	54,735	14,966,191
		63,607,287

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Steel–0.18%
Nucor Corp.	210,284	$13,157,470

Systems Software–1.01%
CA, Inc.	433,910	14,002,276
Microsoft Corp.	221,821	14,192,107
Oracle Corp.	339,247	14,448,530
Red Hat, Inc.(b)	174,778	14,473,366
Symantec Corp.	553,840	15,823,209
		72,939,488

Technology Hardware, Storage & Peripherals–1.50%
Apple Inc.	120,633	16,525,515
Hewlett Packard Enterprise Co.	560,844	12,798,460
HP Inc.	871,122	15,131,389
NetApp, Inc.	377,542	15,792,582
Seagate Technology PLC	349,068	16,821,587
Western Digital Corp.	203,017	15,607,947
Xerox Corp.	2,031,808	15,116,651
		107,794,131

Tires & Rubber–0.21%
Goodyear Tire & Rubber Co. (The)	427,169	14,972,273

Tobacco–0.66%
Altria Group, Inc.	207,428	15,540,506
Philip Morris International Inc.	152,329	16,657,176
Reynolds American Inc.	249,207	15,343,675
		47,541,357

	Shares	Value
Trading Companies & Distributors–0.62%
Fastenal Co.	280,479	$14,032,364
United Rentals, Inc.(b)	127,279	16,295,531
W.W. Grainger, Inc.	57,366	14,224,473
		44,552,368

Trucking–0.37%
J.B. Hunt Transport Services, Inc.	138,445	13,591,146
Ryder System, Inc.	167,148	12,728,320
		26,319,466

Water Utilities–0.20%
American Water Works Co., Inc.	188,254	14,683,812
Total Common Stocks & Other Equity Interests (Cost $5,191,403,585)		7,077,786,669

Money Market Funds–1.15%
Government & Agency Portfolio– Institutional Class, 0.47%(e)	49,666,659	49,666,659
Treasury Portfolio–Institutional Class, 0.41%(e)	33,111,106	33,111,106
Total Money Market Funds (Cost $82,777,765)		82,777,765
TOTAL INVESTMENTS–99.54% (Cost $5,274,181,350)		7,160,564,434
OTHER ASSETS LESS LIABILITIES–0.46%		33,367,513
NET ASSETS–100.00%		$7,193,931,947

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 5.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 4.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of February 28, 2017.

Portfolio Composition

By sector, based on Net Assets

as of February 28, 2017

Consumer Discretionary	15.4%
Information Technology	13.6
Industrials	13.4
Health Care	12.7
Financials	12.6
Consumer Staples	7.4
Energy	6.0
Real Estate	5.8
Utilities	5.8
Materials	4.8
Telecommunication Services	0.9
Money Market Funds Plus Other Assets Less Liabilities	1.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Equally-Weighted S&P 500 Fund

Statement of Assets and Liabilities

February 28, 2017

(Unaudited)

Assets:
Investments, at value (Cost $5,178,966,259)	$7,064,291,913
Investments in affiliates, at value (Cost $95,215,091)	96,272,521
Total investments, at value (Cost $5,274,181,350)	7,160,564,434
Receivable for:
Investments sold	25,600,439
Fund shares sold	36,678,557
Dividends	11,658,049
Investment for trustee deferred compensation and retirement plans	140,231
Other assets	123,251
Total assets	7,234,764,961

Liabilities:
Payable for:
Investments purchased	25,944,748
Fund shares reacquired	10,231,040
Variation margin — futures	205,031
Accrued fees to affiliates	3,035,071
Accrued trustees’ and officers’ fees and benefits	12,708
Accrued other operating expenses	1,175,804
Trustee deferred compensation and retirement plans	228,612
Total liabilities	40,833,014
Net assets applicable to shares outstanding	$7,193,931,947

Net assets consist of:
Shares of beneficial interest	$5,361,501,941
Undistributed net investment income	22,092,442
Undistributed net realized gain (loss)	(76,544,825)
Net unrealized appreciation	1,886,882,389
$7,193,931,947

Net Assets:
Class A	$2,256,668,191
Class B	$4,256,305
Class C	$1,097,526,580
Class R	$132,054,714
Class Y	$2,966,380,578
Class R6	$737,045,579

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	41,121,747
Class B	77,996
Class C	20,822,932
Class R	2,417,531
Class Y	53,582,974
Class R6	13,300,129
Class A:
Net asset value per share	$54.88
Maximum offering price per share
(Net asset value of $54.88 ÷ 94.50%)	$58.07
Class B:
Net asset value and offering price per share	$54.57
Class C:
Net asset value and offering price per share	$52.71
Class R:
Net asset value and offering price per share	$54.62
Class Y:
Net asset value and offering price per share	$55.36
Class R6:
Net asset value and offering price per share	$55.42

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Equally-Weighted S&P 500 Fund

Statement of Operations

For the six months ended February 28, 2017

(Unaudited)

Investment income:
Dividends	$57,809,248
Dividends from affiliates	397,870
Total investment income	58,207,118

Expenses:
Advisory fees	3,322,037
Administrative services fees	329,258
Custodian fees	87,456
Distribution fees:
Class A	2,532,808
Class B	24,296
Class C	4,897,289
Class R	295,857
Transfer agent fees — A, B, C, R & Y	3,421,875
Transfer agent fees — R6	3,481
Trustees’ and officers’ fees and benefits	61,440
Registration and filing fees	115,903
Licensing Fees	627,862
Reports to shareholders	501,025
Professional services fees	39,873
Other	39,599
Total expenses	16,300,059
Less: Fees waived and expense offset arrangement(s)	(59,261)
Net expenses	16,240,798
Net investment income	41,966,320

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	5,410,953
Futures contracts	7,239,033
12,649,986
Change in net unrealized appreciation (depreciation) of:
Investment securities	520,255,127
Futures contracts	(129,899)
520,125,228
Net realized and unrealized gain	532,775,214
Net increase in net assets resulting from operations	$574,741,534

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Equally-Weighted S&P 500 Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2017 and the year ended August 31, 2016

(Unaudited)

	February 28, 2017	August 31, 2016
Operations:
Net investment income	$41,966,320	$78,041,885
Net realized gain	12,649,986	80,929,232
Change in net unrealized appreciation	520,125,228	400,607,065
Net increase in net assets resulting from operations	574,741,534	559,578,182

Distributions to shareholders from net investment income:
Class A	(20,999,789)	(25,882,056)
Class B	(17,426)	(68,005)
Class C	(4,661,267)	(7,024,603)
Class R	(982,859)	(1,158,685)
Class Y	(30,728,607)	(32,793,334)
Class R6	(9,489,450)	(607,413)
Total distributions from net investment income	(66,879,398)	(67,534,096)

Distributions to shareholders from net realized gains:
Class A	(6,137,511)	(23,879,186)
Class B	(14,620)	(107,081)
Class C	(3,083,934)	(11,061,008)
Class R	(362,361)	(1,242,285)
Class Y	(7,372,985)	(26,041,641)
Class R6	(2,093,339)	(449,730)
Total distributions from net realized gains	(19,064,750)	(62,780,931)

Share transactions–net:
Class A	141,550,206	10,681,087
Class B	(1,627,415)	(3,860,004)
Class C	78,157,121	118,995,185
Class R	11,479,101	13,093,576
Class Y	658,259,873	21,075,608
Class R6	3,767,749	460,763,193
Net increase in net assets resulting from share transactions	891,586,635	620,748,645
Net increase in net assets	1,380,384,021	1,050,011,800

Net assets:
Beginning of period	5,813,547,926	4,763,536,126
End of period (includes undistributed net investment income of $22,092,442 and $47,005,520, respectively)	$7,193,931,947	$5,813,547,926

Notes to Financial Statements

February 28, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Equally-Weighted S&P 500 Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of fourteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Class R6

15                         Invesco Equally-Weighted S&P 500 Fund

shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net

16                         Invesco Equally-Weighted S&P 500 Fund

realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
J.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

17                         Invesco Equally-Weighted S&P 500 Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $2 billion	0.12%
Over $2 billion	0.10%

For the six months ended February 28, 2017, the effective advisory fees incurred by the Fund was 0.11%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2017, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses and/or reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual fund operating expenses and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2018, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 28, 2017, the Adviser waived advisory fees of $54,773.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates: (1) Class A — up to 0.25% of the average daily net assets of Class A shares; (2) Class B — up to 1.00% of the average daily net assets of Class B shares; (3) Class C — up to 1.00% of the average daily net assets of Class C shares; and (4) Class R — up to 0.50% of the average daily net assets of Class R shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by IDI, but not yet reimbursed to IDI, may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares.

For the six months ended February 28, 2017, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2017, IDI advised the Fund that IDI retained $335,755 in front-end sales commissions from the sale of Class A shares and $12,921, $31 and $57,257 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

18                         Invesco Equally-Weighted S&P 500 Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Common Stock & Other Equity Interest	$7,077,786,669	$—	$—	$7,077,786,669
Money Market Funds	82,777,765	—	—	82,777,765
	7,160,564,434	—	—	7,160,564,434
Futures Contracts*	499,305	—	—	499,305
Total Investments	$7,161,063,739	$—	$—	$7,161,063,739

*	Unrealized appreciation.

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Open Futures Contracts — Equity Risk
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	Long	782	March-2017	$92,385,480	$499,305

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2017:

Value
Derivative Assets	Equity Risk
Unrealized appreciation on futures contracts — Exchange-Traded(a)	$499,305
Derivatives not subject to master netting agreements	499,305
Total Derivative Assets subject to master netting agreements	$—

(a)	Includes cumulative appreciation on futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

19                         Invesco Equally-Weighted S&P 500 Fund

Effect of Derivative Investments for the six months ended February 28, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain:
Futures contracts	$7,239,033
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(129,899)
Total	$7,109,134

The table below summarizes the average notional value of futures contracts outstanding during the period.

Futures Contracts
Average notional value	$68,750,039

NOTE 5—Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Ltd. for the six months ended February 28, 2017.

	Value 08/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 02/28/17	Dividend Income
Invesco Ltd.	$12,022,123	$1,798,582	$(714,080)	$628,024	$(239,893)	$13,494,756	$220,510

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $4,488.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2016.

20                         Invesco Equally-Weighted S&P 500 Fund

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2017 was $1,517,276,689 and $654,197,651, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,879,021,906
Aggregate unrealized (depreciation) of investment securities	(80,749,054)
Net unrealized appreciation of investment securities	$1,798,272,852

Cost of investments for tax purposes is $5,362,291,582.

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended February 28, 2017(a)		Year ended August 31, 2016(b)
	Shares	Amount	Shares	Amount
Sold:
Class A	7,808,355	$409,051,251	10,197,085	$480,374,178
Class B	5,662	296,644	14,964	710,438
Class C	3,743,449	188,086,884	6,525,395	295,986,771
Class R	562,388	29,060,661	968,737	45,385,789
Class Y	18,009,314	951,391,934	20,703,234	986,688,097
Class R6	1,033,417	54,536,279	13,179,412	641,949,654

Issued as reinvestment of dividends:
Class A	462,800	24,593,176	970,969	44,120,853
Class B	557	29,469	3,471	157,254
Class C	137,723	7,041,797	379,367	16,608,691
Class R	25,394	1,343,848	52,982	2,399,007
Class Y	574,240	30,767,792	1,087,004	49,784,798
Class R6	216,012	11,582,541	23,058	1,056,728

Automatic conversion of Class B shares to Class A shares:
Class A	24,300	1,274,254	61,680	2,910,819
Class B	(24,467)	(1,274,254)	(62,060)	(2,910,819)

Reacquired:
Class A	(5,623,420)	(293,368,475)	(10,956,351)	(516,724,763)
Class B	(13,127)	(679,274)	(39,223)	(1,816,877)
Class C	(2,350,013)	(116,971,560)	(4,289,496)	(193,600,277)
Class R	(364,739)	(18,925,408)	(747,680)	(34,691,220)
Class Y	(6,181,499)	(323,899,853)	(21,746,471)	(1,015,397,287)
Class R6	(1,179,999)	(62,351,071)	(3,745,034)	(182,243,189)
Net increase in share activity	16,866,347	$891,586,635	12,581,043	$620,748,645

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 42% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	On October 16, 2015, a total of 3,109,979 Class R6 shares of the Fund valued at $150,896,191 were redeemed by a significant shareholder and settled through a redemption-in-kind transaction.

21                         Invesco Equally-Weighted S&P 500 Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/28/17	$50.91	$0.34	$4.32	$4.66	$(0.53)	$(0.16)	$(0.69)	$54.88	9.21%	$2,256,668	0.54	%(d)	0.54	%(d)	1.32	%(d)	10%
Year ended 08/31/16	46.87	0.75	4.57	5.32	(0.66)	(0.62)	(1.28)	50.91	11.69	1,957,456	0.54		0.54		1.58		29
Year ended 08/31/15	48.54	0.67	(1.18)	(0.51)	(0.49)	(0.67)	(1.16)	46.87	(1.07)	1,789,491	0.54		0.54		1.36		21
Year ended 08/31/14	40.07	0.59	9.45	10.04	(0.48)	(1.09)	(1.57)	48.54	25.64	1,506,665	0.56		0.56		1.31		17
Year ended 08/31/13	33.40	0.55	7.47	8.02	(0.51)	(0.84)	(1.35)	40.07	24.83	999,730	0.57		0.57		1.48		18
Year ended 08/31/12	29.89	0.42	3.61	4.03	(0.52)	—	(0.52)	33.40	13.66	730,648	0.60		0.60		1.34		27
Class B
Six months ended 02/28/17	50.49	0.15	4.28	4.43	(0.19)	(0.16)	(0.35)	54.57	8.79	4,256	1.29	(d)	1.29	(d)	0.57	(d)	10
Year ended 08/31/16	46.56	0.39	4.55	4.94	(0.39)	(0.62)	(1.01)	50.49	10.85	5,522	1.29		1.29		0.83		29
Year ended 08/31/15	48.35	0.30	(1.16)	(0.86)	(0.26)	(0.67)	(0.93)	46.56	(1.81)	8,950	1.29		1.29		0.61		21
Year ended 08/31/14	40.01	0.25	9.44	9.69	(0.26)	(1.09)	(1.35)	48.35	24.70	15,851	1.31		1.31		0.56		17
Year ended 08/31/13	33.34	0.27	7.49	7.76	(0.25)	(0.84)	(1.09)	40.01	23.90	22,925	1.32		1.32		0.73		18
Year ended 08/31/12	29.70	0.18	3.61	3.79	(0.15)	—	(0.15)	33.34	12.82	42,131	1.35		1.35		0.59		27
Class C
Six months ended 02/28/17	48.82	0.14	4.14	4.28	(0.23)	(0.16)	(0.39)	52.71	8.80	1,097,527	1.29	(d)	1.29	(d)	0.57	(d)	10
Year ended 08/31/16	45.03	0.41	4.39	4.80	(0.39)	(0.62)	(1.01)	48.82	10.90 (e)	941,775	1.23	(e)	1.23	(e)	0.89	(e)	29
Year ended 08/31/15	46.79	0.29	(1.12)	(0.83)	(0.26)	(0.67)	(0.93)	45.03	(1.81)	750,898	1.29		1.29		0.61		21
Year ended 08/31/14	38.75	0.25	9.14	9.39	(0.26)	(1.09)	(1.35)	46.79	24.73	349,739	1.31		1.31		0.56		17
Year ended 08/31/13	32.33	0.26	7.24	7.50	(0.24)	(0.84)	(1.08)	38.75	23.88	141,986	1.32		1.32		0.73		18
Year ended 08/31/12	28.81	0.18	3.49	3.67	(0.15)	—	(0.15)	32.33	12.80	77,691	1.35		1.35		0.59		27
Class R
Six months ended 02/28/17	50.63	0.28	4.30	4.58	(0.43)	(0.16)	(0.59)	54.62	9.07	132,055	0.79	(d)	0.79	(d)	1.07	(d)	10
Year ended 08/31/16	46.65	0.63	4.54	5.17	(0.57)	(0.62)	(1.19)	50.63	11.38	111,116	0.79		0.79		1.33		29
Year ended 08/31/15	48.36	0.54	(1.17)	(0.63)	(0.41)	(0.67)	(1.08)	46.65	(1.33)	89,588	0.79		0.79		1.11		21
Year ended 08/31/14	39.95	0.48	9.43	9.91	(0.41)	(1.09)	(1.50)	48.36	25.35	65,777	0.81		0.81		1.06		17
Year ended 08/31/13	33.31	0.46	7.44	7.90	(0.42)	(0.84)	(1.26)	39.95	24.48	29,320	0.82		0.82		1.23		18
Year ended 08/31/12	29.77	0.35	3.59	3.94	(0.40)	—	(0.40)	33.31	13.36	8,924	0.85		0.85		1.09		27
Class Y
Six months ended 02/28/17	51.40	0.41	4.36	4.77	(0.65)	(0.16)	(0.81)	55.36	9.33	2,966,381	0.29	(d)	0.29	(d)	1.57	(d)	10
Year ended 08/31/16	47.30	0.88	4.61	5.49	(0.77)	(0.62)	(1.39)	51.40	11.97	2,116,654	0.29		0.29		1.83		29
Year ended 08/31/15	48.95	0.80	(1.19)	(0.39)	(0.59)	(0.67)	(1.26)	47.30	(0.83)	1,945,879	0.29		0.29		1.61		21
Year ended 08/31/14	40.38	0.71	9.52	10.23	(0.57)	(1.09)	(1.66)	48.95	25.95	1,021,247	0.31		0.31		1.56		17
Year ended 08/31/13	33.64	0.65	7.52	8.17	(0.59)	(0.84)	(1.43)	40.38	25.16	481,948	0.32		0.32		1.73		18
Year ended 08/31/12	30.13	0.50	3.63	4.13	(0.62)	—	(0.62)	33.64	13.94	309,645	0.35		0.35		1.59		27
Class R6
Six months ended 02/28/17	51.47	0.44	4.38	4.82	(0.71)	(0.16)	(0.87)	55.42	9.42	737,046	0.17	(d)	0.17	(d)	1.69	(d)	10
Year ended 08/31/16	47.37	0.97	4.58	5.55	(0.83)	(0.62)	(1.45)	51.47	12.08	681,025	0.16		0.16		1.96		29
Year ended 08/31/15	48.99	0.87	(1.20)	(0.33)	(0.62)	(0.67)	(1.29)	47.37	(0.70)	178,731	0.16		0.16		1.74		21
Year ended 08/31/14	40.39	0.78	9.49	10.27	(0.58)	(1.09)	(1.67)	48.99	26.05	1,253	0.22		0.22		1.65		17
Year ended 08/31/13(f)	34.93	0.62	6.27	6.89	(0.59)	(0.84)	(1.43)	40.39	20.58	12	0.27	(g)	0.27	(g)	1.78	(g)	18

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $2,043,039, $4,899, $987,403, $119,324, $2,441,934, and $702,537 for Class A, Class B, Class C, Class R, Class Y and Class R6 shares, respectively.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.94% for the year ended August 31, 2016.
(f)	Commencement date of September 24, 2012.
(g)	Annualized.

22                         Invesco Equally-Weighted S&P 500 Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2016 through February 28, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/17)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/17)	Expenses Paid During Period[2]
A	$1,000.00	$1,092.10	$2.80	$1,022.12	$2.71	0.54%
B	1,000.00	1,087.90	6.68	1,018.40	6.46	1.29
C	1,000.00	1,088.00	6.68	1,018.40	6.46	1.29
R	1,000.00	1,090.90	4.10	1,020.88	3.96	0.79
Y	1,000.00	1,093.30	1.51	1,023.36	1.45	0.29
R6	1,000.00	1,094.20	0.88	1,023.95	0.85	0.17

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2016 through February 28, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

23                         Invesco Equally-Weighted S&P 500 Fund

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	Invesco Distributors, Inc.	MS-EWSP-SAR-1	04112017	0851

Semiannual Report to Shareholders	February 28, 2017

Invesco Equity and Income Fund
Nasdaq:
A: ACEIX ∎ B: ACEQX ∎ C: ACERX ∎ R: ACESX ∎ Y: ACETX ∎ R5: ACEKX ∎ R6: IEIFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
16	Financial Statements
18	Notes to Financial Statements
27	Financial Highlights
28	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 8/31/16 to 2/28/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	10.53%
Class B Shares	10.14
Class C Shares	10.10
Class R Shares	10.34
Class Y Shares	10.67
Class R5 Shares	10.70
Class R6 Shares	10.76
Russell 1000 Value Index▼ (Broad Market Index)	11.07
Bloomberg Barclays U.S. Government/Credit Index▼ (Style-Specific Index)	-2.56
Lipper Mixed-Asset Target Allocation Growth Funds Index∎ (Peer Group Index)	5.92
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Bloomberg Barclays U.S. Government/Credit Index is a broad-based benchmark that includes investment grade, US dollar-denominated, fixed-rate Treasuries, government-related and corporate securities.

    The Lipper Mixed-Asset Target Allocation Growth Funds Index is an unmanaged index considered representative of mixed-asset target allocation growth funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by  visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your  Fund; then click on its name to access its product detail page. There, you can learn  more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals  share their insights about market and economic news and trends.

2                      Invesco Equity and Income Fund

Average Annual Total Returns
As of 2/28/17, including maximum applicable sales charges

Class A Shares
Inception (8/3/60)	10.18%
10 Years	6.03
5 Years	9.72
1 Year	18.55

Class B Shares
Inception (5/1/92)	9.57%
10 Years	6.36
5 Years	9.89
1 Year	19.51

Class C Shares
Inception (7/6/93)	8.82%
10 Years	5.85
5 Years	10.13
1 Year	23.52

Class R Shares
Inception (10/1/02)	8.28%
10 Years	6.37
5 Years	10.66
1 Year	25.16

Class Y Shares
Inception (12/22/04)	7.37%
10 Years	6.90
5 Years	11.21
1 Year	25.78

Class R5 Shares
10 Years	6.88%
5 Years	11.31
1 Year	25.99

Class R6 Shares
10 Years	6.82%
5 Years	11.36
1 Year	26.00

Effective June 1, 2010, Class A, Class B, Class C, Class I and Class R shares of the predecessor fund, Van Kampen Equity and Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C, Class Y and Class R shares, respectively, of Invesco Van Kampen Equity and Income Fund (renamed Invesco Equity and Income Fund). Returns shown above, prior to June 1, 2010, for Class A, Class B, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco Equity and Income Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on June 1, 2010. Performance shown prior to that

Average Annual Total Returns
As of 12/31/16, including maximum applicable sales charges

Class A Shares
Inception (8/3/60)	10.15%
10 Years	5.67
5 Years	10.28
1 Year	8.52

Class B Shares
Inception (5/1/92)	9.50%
10 Years	5.99
5 Years	10.51
1 Year	8.95

Class C Shares
Inception (7/6/93)	8.75%
10 Years	5.48
5 Years	10.71
1 Year	13.01

Class R Shares
Inception (10/1/02)	8.15%
10 Years	6.01
5 Years	11.27
1 Year	14.59

Class Y Shares
Inception (12/22/04)	7.20%
10 Years	6.54
5 Years	11.80
1 Year	15.13

Class R5 Shares
10 Years	6.51%
5 Years	11.88
1 Year	15.21

Class R6 Shares
10 Years	6.46%
5 Years	11.92
1 Year	15.32

date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.80%, 1.55%, 1.53%, 1.05%, 0.55%, 0.48% and 0.38%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.81%, 1.56%, 1.54%, 1.06%, 0.56%, 0.49% and 0.39%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2018. See current prospectus for more information.

3                      Invesco Equity and Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets,

the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco Equity and Income Fund

Schedule of Investments(a)

February 28, 2017

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–65.21%
Aerospace & Defense–1.11%
General Dynamics Corp.	853,320	$161,968,669

Apparel, Accessories & Luxury Goods–0.45%
Michael Kors Holdings Ltd.(b)	1,817,022	66,321,303

Asset Management & Custody Banks–1.76%
Northern Trust Corp.	1,194,634	104,351,280
State Street Corp.	1,910,455	152,282,368
		256,633,648

Automobile Manufacturers–0.83%
General Motors Co.	3,303,605	121,704,808

Biotechnology–0.60%
Amgen Inc.	498,890	88,069,052

Broadcasting–0.22%
CBS Corp.–Class B	491,704	32,413,128

Building Products–0.86%
Johnson Controls International PLC	2,983,936	125,146,276

Cable & Satellite–1.69%
Charter Communications, Inc.–Class A(b)	301,764	97,487,878
Comcast Corp.–Class A	3,982,512	149,025,599
		246,513,477

Communications Equipment–2.04%
Cisco Systems, Inc.	5,048,321	172,551,612
Juniper Networks, Inc.	4,491,488	125,761,664
		298,313,276

Construction Machinery & Heavy Trucks–0.89%
Caterpillar Inc.	1,351,341	130,620,621

Data Processing & Outsourced Services–0.57%
PayPal Holdings, Inc.(b)	1,985,434	83,388,228

Diversified Banks–9.92%
Bank of America Corp.	17,380,703	428,955,750
Citigroup Inc.	8,195,839	490,193,131
Comerica Inc.	1,688,549	120,359,773
JPMorgan Chase & Co.	4,521,399	409,729,177
		1,449,237,831

Diversified Metals & Mining–0.52%
BHP Billiton Ltd. (Australia)	3,982,536	75,792,534

Drug Retail–1.37%
Walgreens Boots Alliance, Inc.	2,320,861	200,475,973

Electric Utilities–0.89%
FirstEnergy Corp.	1,447,808	46,952,414
PG&E Corp.	1,237,931	82,631,894
		129,584,308

	Shares	Value
Fertilizers & Agricultural Chemicals–1.41%
Agrium Inc. (Canada)	676,370	$65,337,342
Mosaic Co. (The)	4,510,790	140,691,540
		206,028,882

Health Care Distributors–0.52%
Cardinal Health, Inc.	936,129	76,172,817

Health Care Equipment–1.55%
Baxter International Inc.	2,050,620	104,417,570
Medtronic PLC	1,512,878	122,406,959
		226,824,529

Health Care Services–0.42%
Express Scripts Holding Co.(b)	861,517	60,866,176

Home Improvement Retail–0.46%
Kingfisher PLC (United Kingdom)	16,327,168	66,699,868

Hotels, Resorts & Cruise Lines–1.19%
Carnival Corp.	3,092,671	173,034,942

Industrial Conglomerates–0.98%
General Electric Co.	4,817,285	143,603,266

Industrial Machinery–0.73%
Ingersoll-Rand PLC	1,342,035	106,503,898

Insurance Brokers–1.98%
Aon PLC	1,116,539	129,127,735
Marsh & McLennan Cos., Inc.	1,047,938	77,002,484
Willis Towers Watson PLC	650,869	83,591,106
		289,721,325

Integrated Oil & Gas–3.12%
Exxon Mobil Corp.	940,549	76,485,445
Occidental Petroleum Corp.	1,424,301	93,362,930
Royal Dutch Shell PLC–Class A (United Kingdom)	7,084,750	182,825,908
TOTAL S.A. (France)	2,070,409	103,403,424
		456,077,707

Integrated Telecommunication Services–0.65%
Orange S.A. (France)	1,397,177	21,115,612
Verizon Communications Inc.	1,489,273	73,912,619
		95,028,231

Internet Software & Services–0.92%
eBay Inc.(b)	3,960,866	134,273,357

Investment Banking & Brokerage–3.85%
Charles Schwab Corp. (The)	2,785,917	112,578,906
Goldman Sachs Group, Inc. (The)	552,830	137,135,010
Morgan Stanley	6,853,984	313,021,449
		562,735,365

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Equity and Income Fund

	Shares	Value
IT Consulting & Other Services–0.80%
Cognizant Technology Solutions Corp.–Class A(b)	1,961,137	$116,236,590

Managed Health Care–0.56%
Anthem, Inc.	497,224	81,952,460

Movies & Entertainment–0.56%
Time Warner Inc.	829,864	81,500,943

Oil & Gas Equipment & Services–1.20%
Baker Hughes Inc.	2,911,808	175,523,786

Oil & Gas Exploration & Production–3.72%
Apache Corp.	3,925,322	206,432,684
Canadian Natural Resources Ltd. (Canada)	4,758,055	136,466,485
Devon Energy Corp.	4,628,668	200,699,044
		543,598,213

Other Diversified Financial Services–0.51%
Voya Financial, Inc.	1,810,413	74,643,328

Packaged Foods & Meats–0.73%
Mondelez International, Inc.–Class A	2,441,114	107,213,727

Pharmaceuticals–4.31%
Eli Lilly and Co.	500,658	41,459,489
Merck & Co., Inc.	3,253,594	214,314,237
Novartis AG (Switzerland)	1,288,278	100,573,557
Pfizer Inc.	5,042,452	172,048,462
Sanofi (France)	1,165,023	100,384,287
		628,780,032

Railroads–0.75%
CSX Corp.	2,264,109	109,945,133

Regional Banks–5.18%
BB&T Corp.	942,288	45,437,127
Citizens Financial Group, Inc.	6,700,357	250,392,341
Fifth Third Bancorp	6,296,507	172,776,152
First Horizon National Corp.	4,379,227	87,321,787
PNC Financial Services Group, Inc. (The)	1,573,287	200,169,305
		756,096,712

Semiconductor Equipment–0.45%
Applied Materials, Inc.	1,815,662	65,763,278

Semiconductors–1.62%
Intel Corp.	2,957,619	107,065,808
QUALCOMM, Inc.	2,301,806	130,006,003
		237,071,811

Systems Software–2.08%
Microsoft Corp.	1,534,503	98,177,502
Oracle Corp.	4,823,916	205,450,582
		303,628,084

	Shares	Value
Tobacco–0.80%
Philip Morris International Inc.	1,069,197	$116,916,692

Wireless Telecommunication Services–0.44%
Vodafone Group PLC–ADR (United Kingdom)	2,504,784	63,646,561
Total Common Stocks & Other Equity Interests (Cost $6,858,081,831)		9,526,270,845

	Principal Amount
Bonds & Notes–19.93%
Advertising–0.03%
Interpublic Group of Cos., Inc. (The), Sr. Unsec. Global Notes, 2.25%, 11/15/2017	$4,145,000	4,171,087

Aerospace & Defense–0.11%
BAE Systems Holdings Inc. (United Kingdom), Sr. Unsec. Gtd. Notes, 2.85%, 12/15/2020(c)	3,091,000	3,126,842
Northrop Grumman Corp., Sr. Unsec. Global Notes, 3.85%, 04/15/2045	1,938,000	1,861,879
Precision Castparts Corp., Sr. Unsec. Global Notes,
1.25%, 01/15/2018	6,465,000	6,464,515
2.50%, 01/15/2023	4,150,000	4,103,012
		15,556,248

Agricultural & Farm Machinery–0.10%
Deere & Co., Sr. Unsec. Notes, 2.60%, 06/08/2022	14,645,000	14,702,321

Agricultural Products–0.03%
Ingredion Inc., Sr. Unsec. Notes, 6.63%, 04/15/2037	3,940,000	4,963,750

Air Freight & Logistics–0.15%
FedEx Corp.,
Sr. Unsec. Gtd. Bonds, 4.90%, 01/15/2034	4,310,000	4,673,926
Sr. Unsec. Gtd. Notes, 4.40%, 01/15/2047	5,140,000	5,143,035
5.10%, 01/15/2044	8,875,000	9,676,381
United Parcel Service, Inc., Sr. Unsec. Notes, 3.40%, 11/15/2046	2,608,000	2,420,433
		21,913,775

Airlines–0.16%
American Airlines Pass Through Trust, Series 2014-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 3.70%, 04/01/2028	4,001,979	4,049,502
Continental Airlines Pass Through Trust, Series 2010-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 4.75%, 01/12/2021	3,152,582	3,331,885
Series 2012-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 4.15%, 04/11/2024	4,759,473	4,940,928

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Equity and Income Fund

	Principal Amount	Value
Airlines–(continued)
Delta Air Lines Pass Through Trust, Series 2010-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 6.20%, 01/02/2020	$1,438,327	$1,519,233
United Airlines Pass Through Trust, Series 2014-2, Class A, Sr. Sec. First Lien Pass Through Ctfs., 3.75%, 09/03/2026	5,140,369	5,233,539
Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class A, Sec. Gtd. Pass Through Ctfs., 5.00%, 04/23/2025(c)	3,908,048	4,061,927
		23,137,014

Apparel Retail–0.03%
Ross Stores, Inc., Sr. Unsec. Notes, 3.38%, 09/15/2024	3,638,000	3,666,587

Application Software–0.27%
Citrix Systems, Inc., Sr. Unsec. Conv. Bonds, 0.50%, 04/15/2019	21,913,000	26,459,948
Nuance Communications, Inc., Sr. Unsec. Conv. Bonds, 1.00%, 12/15/2022(d)	12,775,000	12,311,906
		38,771,854

Asset Management & Custody Banks–0.17%
Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/2024(c)	4,260,000	4,312,803
4.40%, 05/27/2026(c)	8,854,000	9,103,351
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/2044(c)	3,975,000	4,103,512
Brookfield Asset Management Inc. (Canada), Sr. Unsec. Notes, 4.00%, 01/15/2025	4,515,000	4,488,804
KKR Group Finance Co. III LLC, Sr. Unsec. Gtd. Bonds, 5.13%, 06/01/2044(c)	3,217,000	3,197,543
		25,206,013

Automobile Manufacturers–0.31%
Daimler Finance North America LLC (Germany), Sr. Unsec. Gtd. Notes, 1.88%, 01/11/2018(c)	5,220,000	5,231,489
Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes, 1.72%, 12/06/2017	14,510,000	14,520,766
3.10%, 05/04/2023	2,847,000	2,793,421
3.81%, 01/09/2024	4,473,000	4,506,038
4.13%, 08/04/2025	7,006,000	7,094,230
General Motors Co., Sr. Unsec. Global Notes, 6.60%, 04/01/2036	4,317,000	5,073,783
General Motors Financial Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/01/2026	5,467,000	5,920,387
		45,140,114

	Principal Amount	Value
Automotive Retail–0.10%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 4.50%, 12/01/2023	$6,415,000	$6,769,592
5.75%, 05/01/2020	7,393,000	8,061,298
		14,830,890

Biotechnology–0.42%
AbbVie Inc., Sr. Unsec. Global Notes, 4.50%, 05/14/2035	7,233,000	7,245,014
BioMarin Pharmaceutical Inc., Sr. Unsec. Sub. Conv. Notes, 1.50%, 10/15/2020	23,901,000	29,921,064
Celgene Corp., Sr. Unsec. Global Notes, 4.00%, 08/15/2023	4,735,000	4,959,823
4.63%, 05/15/2044	13,875,000	13,893,239
Gilead Sciences, Inc., Sr. Unsec. Global Notes, 4.40%, 12/01/2021	4,988,000	5,370,031
		61,389,171

Brewers–0.31%
Anheuser-Busch InBev Finance, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes,
2.65%, 02/01/2021	6,754,000	6,831,809
3.30%, 02/01/2023	6,427,000	6,558,696
4.70%, 02/01/2036	10,870,000	11,727,860
4.90%, 02/01/2046	12,141,000	13,390,789
Molson Coors Brewing Co., Sr. Unsec. Gtd. Global Notes, 1.45%, 07/15/2019	3,501,000	3,457,220
4.20%, 07/15/2046	4,057,000	3,874,802
		45,841,176

Cable & Satellite–0.52%
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sr. Sec. Gtd. First Lien Global Notes, 4.46%, 07/23/2022	10,845,000	11,403,165
Comcast Corp.,
Sr. Unsec. Gtd. Global Notes,
5.70%, 05/15/2018	4,735,000	4,975,564
Sr. Unsec. Gtd. Notes,
6.45%, 03/15/2037	2,465,000	3,165,610
Cox Communications, Inc.,
Sr. Unsec. Notes,
6.25%, 06/01/2018(c)	3,700,000	3,882,649
8.38%, 03/01/2039(c)	655,000	825,148
Dish Network Corp., Sr. Unsec. Conv. Notes, 3.38%, 08/15/2026(c)	36,577,000	44,212,449
NBCUniversal Media LLC, Sr. Unsec. Gtd. Global Notes, 5.15%, 04/30/2020	3,320,000	3,631,658
5.95%, 04/01/2041	3,365,000	4,125,384
		76,221,627

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Equity and Income Fund

	Principal Amount	Value
Commodity Chemicals–0.07%
Basell Finance Co. B.V. (Netherlands), Sr. Unsec. Gtd. Deb., 8.10%, 03/15/2027(c)	$7,384,000	$9,967,130

Communications Equipment–0.60%
Ciena Corp., Sr. Unsec. Conv. Bonds, 4.00%, 12/15/2020(c)	14,876,000	21,653,877
Finisar Corp., Sr. Unsec. Conv. Notes, 0.50%, 12/15/2021(c)(d)	10,562,000	11,169,315
Viavi Solutions Inc.,
Sr. Unsec. Conv. Deb.,
0.63%, 08/15/2018(d)	34,079,000	37,550,799
Sr. Unsec. Conv. Notes,
1.00%, 03/01/2024(c)	17,104,000	17,104,000
		87,477,991

Construction & Engineering–0.11%
Valmont Industries, Inc., Sr. Unsec. Gtd. Global Notes,
5.00%, 10/01/2044	4,195,000	3,980,862
5.25%, 10/01/2054	13,347,000	11,993,347
		15,974,209

Construction Machinery & Heavy Trucks–0.13%
Caterpillar Financial Services Corp., Sr. Unsec. Notes, 1.75%, 03/24/2017	19,085,000	19,097,377

Consumer Finance–0.02%
American Express Co., Unsec. Sub. Global Notes, 3.63%, 12/05/2024	3,423,000	3,491,080

Data Processing & Outsourced Services–0.28%
Blackhawk Network Holdings, Inc., Sr. Unsec. Conv. Notes, 1.50%, 01/15/2022(c)	32,533,000	33,183,660
Visa Inc., Sr. Unsec. Global Notes, 4.15%, 12/14/2035	7,245,000	7,717,620
		40,901,280

Diversified Banks–1.40%
ANZ New Zealand (Int’l) Ltd. (New Zealand), Sr. Unsec. Gtd. Notes, 2.88%, 01/25/2022(c)	3,545,000	3,544,178
Australia and New Zealand Banking Group Ltd. (Australia), Sr. Unsec. Medium-Term Global Notes, 2.30%, 06/01/2021	7,448,000	7,370,526
Bank of America Corp.,
Sr. Unsec. Global Notes,
5.75%, 12/01/2017	2,825,000	2,913,393
Sr. Unsec. Medium-Term Global Notes,
3.50%, 04/19/2026	6,710,000	6,680,526
5.65%, 05/01/2018	8,680,000	9,060,622
Sr. Unsec. Medium-Term Notes,
3.25%, 10/21/2027	5,705,000	5,481,595
Barclays PLC (United Kingdom), Sr. Unsec. Global Notes, 4.34%, 01/10/2028	3,870,000	3,920,239

	Principal Amount	Value
Diversified Banks–(continued)
BBVA Bancomer S.A. (Mexico), Sr. Unsec. Notes, 4.38%, 04/10/2024(c)	$6,875,000	$7,013,009
Citigroup Inc.,
Unsec. Sub. Global Notes,
5.30%, 05/06/2044	2,765,000	3,040,098
6.68%, 09/13/2043	8,000,000	10,380,012
Unsec. Sub. Notes,
4.75%, 05/18/2046	4,145,000	4,203,378
HBOS PLC (United Kingdom), Unsec. Sub. Medium-Term Notes, 6.75%, 05/21/2018(c)	8,535,000	8,971,523
JPMorgan Chase & Co.,
Sr. Unsec. Global Notes,
3.20%, 06/15/2026	4,365,000	4,263,053
4.26%, 02/22/2048	5,355,000	5,419,118
Unsec. Sub. Global Notes,
4.25%, 10/01/2027	3,640,000	3,753,803
Series V, Jr. Unsec. Sub. Global Notes, 5.00%(e)	6,410,000	6,506,150
Mizuho Financial Group Cayman 3 Ltd. (Japan), Unsec. Gtd. Sub. Notes, 4.60%, 03/27/2024(c)	545,000	577,455
National Australia Bank Ltd. (Australia), Sr. Unsec. Medium-Term Global Notes, 2.00%, 01/14/2019	10,015,000	10,037,138
Sr. Unsec. Notes,
1.88%, 07/12/2021	9,725,000	9,440,145
2.80%, 01/10/2022	6,340,000	6,382,995
3.50%, 01/10/2027(c)	10,625,000	10,791,956
Nordea Bank AB (Sweden), Sr. Unsec. Notes, 2.25%, 05/27/2021(c)	10,240,000	10,093,071
SMBC Aviation Capital Finance DAC (Ireland), Sr. Unsec. Gtd. Notes, 2.65%, 07/15/2021(c)	3,225,000	3,135,245
Société Générale S.A. (France), Sr. Unsec. Notes, 2.63%, 09/16/2020(c)	8,565,000	8,571,107
Unsec. Sub. Notes,
5.00%, 01/17/2024(c)	7,365,000	7,555,529
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 3.05%, 01/15/2021(c)	7,250,000	7,265,682
Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec. Gtd. Medium-Term Global Notes, 2.65%, 07/23/2020	7,235,000	7,250,385
U.S. Bancorp, Series W, Unsec. Sub. Medium-Term Notes, 3.10%, 04/27/2026	3,245,000	3,197,449
Wells Fargo & Co., Sr. Unsec. Medium-Term Global Notes, 1.50%, 01/16/2018	2,070,000	2,070,363
Sr. Unsec. Medium-Term Notes,
3.55%, 09/29/2025	6,840,000	6,907,285
Unsec. Sub. Medium-Term Notes,
4.10%, 06/03/2026	4,515,000	4,629,767
4.65%, 11/04/2044	14,430,000	14,814,076
		205,240,871

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Equity and Income Fund

	Principal Amount	Value
Diversified Capital Markets–0.05%
Credit Suisse AG (Switzerland), Unsec. Sub. Notes, 6.50%, 08/08/2023(c)	$6,536,000	$7,121,737

Diversified Chemicals–0.06%
Eastman Chemical Co., Sr. Unsec. Global Notes, 2.70%, 01/15/2020	8,092,000	8,209,646

Diversified Metals & Mining–0.06%
Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/2028	2,175,000	2,869,004
9.00%, 05/01/2019	5,240,000	6,007,731
		8,876,735

Diversified Support Services–0.04%
Cintas Corp. No. 2, Sr. Unsec. Gtd. Notes, 6.13%, 12/01/2017	6,115,000	6,332,440

Drug Retail–0.19%
CVS Health Corp., Sr. Unsec. Global Bonds, 3.38%, 08/12/2024	3,740,000	3,781,402
CVS Pass Through Trust, Sr. Sec. First Lien Global Pass Through Ctfs., 6.04%, 12/10/2028	8,251,949	9,333,470
Walgreens Boots Alliance Inc., Sr. Unsec. Global Notes, 3.10%, 06/01/2023	3,078,000	3,083,169
3.30%, 11/18/2021	6,129,000	6,271,374
4.50%, 11/18/2034	4,519,000	4,604,038
		27,073,453

Electric Utilities–0.13%
Electricite de France S.A. (France), Jr. Unsec. Sub. Notes, 5.63%(c)(e)	6,390,000	6,246,225
Sr. Unsec. Notes,
4.60%, 01/27/2020(c)	2,150,000	2,279,850
4.88%, 01/22/2044(c)	9,110,000	9,405,255
Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/2021	1,050,000	1,174,017
PPL Electric Utilities Corp., Sr. Sec. First Mortgage Bonds, 6.25%, 05/15/2039	355,000	465,765
		19,571,112

Electrical Components & Equipment–0.18%
Eaton Corp., Sr. Unsec. Gtd. Global Notes, 1.50%, 11/02/2017	25,825,000	25,851,238

Environmental & Facilities Services–0.03%
Waste Management, Inc., Sr. Unsec. Gtd. Global Notes, 3.90%, 03/01/2035	4,786,000	4,850,422

Fertilizers & Agricultural Chemicals–0.02%
Monsanto Co., Sr. Unsec. Global Notes, 2.13%, 07/15/2019	3,055,000	3,055,793

	Principal Amount	Value
Financial Exchanges & Data–0.07%
Moody’s Corp., Sr. Unsec. Global Notes, 4.50%, 09/01/2022	$9,185,000	$9,863,799

General Merchandise Stores–0.02%
Dollar General Corp., Sr. Unsec. Global Notes, 3.25%, 04/15/2023	3,650,000	3,651,982

Health Care Distributors–0.08%
McKesson Corp., Sr. Unsec. Global Notes, 2.28%, 03/15/2019	11,085,000	11,148,866

Health Care Equipment–0.73%
Becton, Dickinson and Co., Sr. Unsec. Global Notes, 4.88%, 05/15/2044	7,465,000	7,918,111
Sr. Unsec. Notes,
2.68%, 12/15/2019	2,786,000	2,831,068
Edwards Lifesciences Corp., Sr. Unsec. Global Notes, 2.88%, 10/15/2018	7,055,000	7,155,654
Medtronic, Inc., Sr. Unsec. Gtd. Global Notes, 3.15%, 03/15/2022	10,944,000	11,273,321
4.38%, 03/15/2035	3,635,000	3,873,581
4.63%, 03/15/2044	5,490,000	5,952,530
NuVasive, Inc., Sr. Unsec. Conv. Notes, 2.25%, 03/15/2021(c)	20,477,000	28,130,279
Wright Medical Group N.V., Sr. Unsec. Conv. Notes, 2.25%, 11/15/2021(c)	9,978,000	14,399,501
Wright Medical Group, Inc., Sr. Unsec. Conv. Bonds, 2.00%, 02/15/2020	22,224,000	25,390,920
		106,924,965

Health Care Facilities–0.47%
Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/2018	26,567,000	26,102,078
HealthSouth Corp., Sr. Unsec. Sub. Conv. Notes, 2.00%, 12/01/2020(d)	35,879,000	43,301,468
		69,403,546

Health Care REIT’s–0.08%
HCP, Inc., Sr. Unsec. Global Notes, 3.88%, 08/15/2024	5,085,000	5,163,479
4.20%, 03/01/2024	4,690,000	4,846,088
Ventas Realty L.P., Sr. Unsec. Gtd. Notes, 5.70%, 09/30/2043	2,080,000	2,398,549
		12,408,116

Health Care Services–0.10%
Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 2.25%, 06/15/2019	5,685,000	5,713,545

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Equity and Income Fund

	Principal Amount	Value
Health Care Services–(continued)
Laboratory Corp. of America Holdings, Sr. Unsec. Notes,
3.20%, 02/01/2022	$6,132,000	$6,165,266
4.70%, 02/01/2045	2,694,000	2,642,116
		14,520,927

Home Improvement Retail–0.05%
Home Depot, Inc. (The), Sr. Unsec. Global Notes, 2.00%, 04/01/2021	6,883,000	6,856,260

Homebuilding–0.06%
MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/2043	10,130,000	8,990,375

Hotel and Resort REIT’s–0.03%
Hospitality Properties Trust,
Sr. Unsec. Notes,
4.50%, 06/15/2023	2,765,000	2,853,448
5.00%, 08/15/2022	1,310,000	1,401,358
		4,254,806

Hotels, Resorts & Cruise Lines–0.01%
Wyndham Worldwide Corp., Sr. Unsec. Notes, 2.95%, 03/01/2017	1,225,000	1,225,269

Housewares & Specialties–0.04%
Tupperware Brands Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 06/01/2021	5,638,000	6,058,558

Hypermarkets & Super Centers–0.21%
Wal-Mart Stores, Inc., Sr. Unsec. Notes, 5.52%, 06/01/2017(f)	30,615,000	30,902,016

Integrated Oil & Gas–0.34%
Chevron Corp., Sr. Unsec. Global Notes,
1.37%, 03/02/2018	14,553,000	14,625,299
1.72%, 06/24/2018	5,275,000	5,321,077
Husky Energy Inc. (Canada), Sr. Unsec. Global Notes, 3.95%, 04/15/2022	3,630,000	3,776,650
Occidental Petroleum Corp., Sr. Unsec. Global Notes, 3.40%, 04/15/2026	4,005,000	4,024,781
Petróleos Mexicanos (Mexico),
Sr. Unsec. Gtd. Global Notes,
4.88%, 01/24/2022	7,430,000	7,622,355
Sr. Unsec. Gtd. Notes,
6.50%, 03/13/2027(c)	1,078,000	1,145,184
Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 4.00%, 05/10/2046	9,844,000	9,635,563
Suncor Energy Inc. (Canada), Sr. Unsec. Notes, 3.60%, 12/01/2024	3,379,000	3,450,811
		49,601,720

	Principal Amount	Value
Integrated Telecommunication Services–0.49%
AT&T Inc., Sr. Unsec. Global Notes,
3.00%, 06/30/2022	$5,334,000	$5,302,748
3.40%, 05/15/2025	2,967,000	2,870,430
3.80%, 03/15/2022	3,340,000	3,443,478
4.50%, 05/15/2035	4,755,000	4,524,021
4.80%, 06/15/2044	10,275,000	9,727,225
5.15%, 03/15/2042	1,370,000	1,368,812
5.35%, 09/01/2040	2,077,000	2,125,780
6.15%, 09/15/2034	3,675,000	4,115,864
Telefonica Emisiones S.A.U. (Spain), Sr. Unsec. Gtd. Global Notes, 7.05%, 06/20/2036	3,600,000	4,314,697
Verizon Communications Inc.,
Sr. Unsec. Global Notes,
4.13%, 08/15/2046	857,000	758,145
4.40%, 11/01/2034	3,285,000	3,176,608
4.52%, 09/15/2048	19,069,000	17,726,647
5.01%, 08/21/2054	6,727,000	6,545,102
Sr. Unsec. Notes,
4.81%, 03/15/2039(c)	5,062,000	5,038,158
		71,037,715

Internet & Direct Marketing Retail–0.45%
Ctrip.com International, Ltd. (China), Sr. Unsec. Conv. Notes, 1.25%, 09/15/2019(c)(d)	30,912,000	31,916,640
Liberty Interactive LLC, Sr. Unsec. Conv. Deb., 1.75%, 10/05/2023(c)(d)	22,928,000	25,708,020
QVC, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.45%, 08/15/2034	8,810,000	8,239,288
		65,863,948

Investment Banking & Brokerage–1.71%
Goldman Sachs Group, Inc. (The),
Sr. Unsec. Global Notes,
5.25%, 07/27/2021	5,510,000	6,064,672
Unsec. Sub. Notes,
4.25%, 10/21/2025	5,807,000	5,956,086
Series 0000, Sr. Unsec. Exchangeable Basket-Linked Conv. Medium-Term Notes,
1.00%, 03/15/2017(c)(g)	61,461,000	116,030,378
1.00%, 09/28/2020(c)(h)	59,890,000	80,392,743
Jefferies Group LLC, Sr. Unsec. Conv. Deb., 3.88%, 11/01/2017(d)	33,155,000	33,569,437
Morgan Stanley, Sr. Unsec. Medium-Term Global Notes, 4.00%, 07/23/2025	6,870,000	7,104,312
		249,117,628

IT Consulting & Other Services–0.04%
Computer Sciences Corp., Sr. Unsec. Global Notes, 4.45%, 09/15/2022	4,954,000	5,193,984

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Equity and Income Fund

	Principal Amount	Value
Life & Health Insurance–0.45%
Athene Global Funding, Sec. Notes,
2.88%, 10/23/2018(c)	$6,568,000	$6,610,456
4.00%, 01/25/2022(c)	9,035,000	9,184,791
Jackson National Life Global Funding, Sr. Sec. Notes,
2.10%, 10/25/2021(c)	5,295,000	5,180,572
3.25%, 01/30/2024(c)	4,885,000	4,910,070
Nationwide Financial Services Inc., Sr. Unsec. Notes, 5.30%, 11/18/2044(c)	9,220,000	10,123,012
Prudential Financial, Inc.,
Sr. Unsec. Medium-Term Notes,
5.10%, 08/15/2043	4,010,000	4,533,824
Series D, Sr. Unsec. Medium-Term Notes,
6.00%, 12/01/2017	15,764,000	16,290,801
6.63%, 12/01/2037	3,475,000	4,538,675
Reliance Standard Life Global Funding II, Sr. Sec. First Lien Notes, 3.05%, 01/20/2021(c)	4,985,000	5,041,146
		66,413,347

Managed Health Care–0.10%
Aetna Inc., Sr. Unsec. Global Notes,
3.95%, 09/01/2020	9,990,000	10,679,310
4.38%, 06/15/2046	3,759,000	3,797,436
		14,476,746

Movies & Entertainment–0.71%
Liberty Media Corp.,
Sr. Unsec. Conv. Deb.,
2.25%, 10/05/2021(c)(d)	14,987,000	16,101,657
Sr. Unsec. Conv. Notes,
1.00%, 01/30/2023(c)	5,397,000	5,646,611
REGS, Sr. Unsec. Conv. Notes,
1.38%, 10/15/2023(c)	61,171,000	69,276,158
Live Nation Entertainment, Inc., Sr. Unsec. Conv. Bonds, 2.50%, 05/15/2019	12,111,000	12,996,618
		104,021,044

Multi-Line Insurance–0.39%
American International Group, Inc.,
Sr. Unsec. Global Notes,
2.30%, 07/16/2019	3,855,000	3,876,785
4.38%, 01/15/2055	7,405,000	6,868,974
CNA Financial Corp.,
Sr. Unsec. Global Bonds,
5.88%, 08/15/2020	4,915,000	5,480,908
Sr. Unsec. Notes,
7.35%, 11/15/2019	425,000	483,145
Farmers Exchange Capital III, Unsec. Sub. Notes, 5.45%, 10/15/2054(c)	9,460,000	9,467,719
New York Life Global Funding, Sec. Notes, 1.65%, 05/15/2017(c)	31,095,000	31,140,523
		57,318,054

	Principal Amount	Value
Multi-Utilities–0.03%
Enable Midstream Partners, LP, Sr. Unsec. Global Notes, 2.40%, 05/15/2019	$4,395,000	$4,362,921

Office REIT’s–0.05%
Highwoods Realty L.P., Sr. Unsec. Notes, 3.20%, 06/15/2021	1,650,000	1,666,454
Piedmont Operating Partnership L.P., Sr. Unsec. Gtd. Global Notes, 4.45%, 03/15/2024	6,115,000	6,197,360
		7,863,814

Office Services & Supplies–0.03%
Pitney Bowes Inc., Sr. Unsec. Global Notes, 4.63%, 03/15/2024	5,065,000	4,986,900

Oil & Gas Drilling–0.22%
Ensco Jersey Finance Ltd., Sr. Unsec. Gtd. Conv. Notes, 3.00%, 01/31/2024(c)	19,995,000	20,431,091
Nabors Industries, Inc., Sr. Unsec. Gtd. Conv. Notes, 0.75%, 01/15/2024(c)	10,882,000	10,555,540
Noble Holding International Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.50%, 03/15/2017	1,150,000	1,154,448
		32,141,079

Oil & Gas Equipment & Services–0.32%
Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 4.25%, 05/01/2022	10,666,000	11,125,971
Weatherford International Ltd., Sr. Unsec. Gtd. Conv. Notes, 5.88%, 07/01/2021	30,170,000	35,845,731
		46,971,702

Oil & Gas Exploration & Production–0.32%
Anadarko Petroleum Corp., Sr. Unsec. Notes,
4.85%, 03/15/2021	3,136,000	3,372,142
6.60%, 03/15/2046	4,830,000	6,062,821
Chesapeake Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 5.50%, 09/15/2026(c)	10,145,000	10,030,869
ConocoPhillips Co., Sr. Unsec. Gtd. Global Notes,
2.88%, 11/15/2021	8,738,000	8,869,865
4.15%, 11/15/2034	9,367,000	9,400,403
Noble Energy, Inc., Sr. Unsec. Global Notes, 5.25%, 11/15/2043	7,940,000	8,438,100
		46,174,200

Oil & Gas Storage & Transportation–0.63%
Enbridge Inc. (Canada), Sr. Unsec. Global Notes, 5.50%, 12/01/2046	4,308,000	4,695,767

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Equity and Income Fund

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Energy Transfer Partners, L.P., Sr. Unsec. Notes, 4.90%, 03/15/2035	$3,640,000	$3,555,760
Enterprise Products Operating LLC,
Sr. Unsec. Gtd. Global Bonds,
6.45%, 09/01/2040	555,000	683,163
Sr. Unsec. Gtd. Global Notes,
5.25%, 01/31/2020	2,889,000	3,140,034
Sr. Unsec. Gtd. Notes,
2.55%, 10/15/2019	3,770,000	3,832,910
Series N, Sr. Unsec. Gtd. Notes,
6.50%, 01/31/2019	4,420,000	4,817,698
Kinder Morgan Inc., Sr. Unsec. Gtd. Notes, 5.30%, 12/01/2034	4,203,000	4,346,806
MPLX LP,
Sr. Unsec. Global Bonds,
4.50%, 07/15/2023	18,525,000	19,491,773
Sr. Unsec. Global Notes,
5.50%, 02/15/2023	7,610,000	7,938,181
Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/2022	4,275,000	4,358,508
Spectra Energy Partners, L.P., Sr. Unsec. Global Notes, 4.50%, 03/15/2045	5,468,000	5,301,770
Sunoco Logistics Partners Operations L.P., Sr. Unsec. Gtd. Notes,
5.30%, 04/01/2044	8,165,000	8,286,414
5.50%, 02/15/2020	5,405,000	5,876,111
Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/2032	3,835,000	4,774,797
Western Gas Partners, LP, Sr. Unsec. Notes, 5.45%, 04/01/2044	9,710,000	10,323,905
		91,423,597

Other Diversified Financial Services–0.30%
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.35%, 10/15/2019(c)	9,335,000	9,328,059
MassMutual Global Funding II,
Sr. Sec. Notes,
2.10%, 08/02/2018(c)	25,000,000	25,200,538
Sec. Notes,
2.00%, 04/15/2021(c)	10,205,000	9,980,357
		44,508,954

Packaged Foods & Meats–0.28%
General Mills, Inc., Sr. Unsec. Global Notes, 2.20%, 10/21/2019	8,595,000	8,671,169
Kellogg Co., Sr. Unsec. Global Notes, 1.75%, 05/17/2017	12,165,000	12,181,575
Kraft Heinz Foods Co. (The),
Sr. Unsec. Gtd. Global Notes,
1.60%, 06/30/2017	10,860,000	10,880,601
2.25%, 06/05/2017	8,220,000	8,244,504

	Principal Amount	Value
Packaged Foods & Meats–(continued)
Mead Johnson Nutrition Co., Sr. Unsec. Global Notes, 4.13%, 11/15/2025	$648,000	$684,279
		40,662,128

Paper Packaging–0.10%
International Paper Co., Sr. Unsec. Global Notes, 6.00%, 11/15/2041	2,855,000	3,317,156
Packaging Corp. of America, Sr. Unsec. Global Notes, 4.50%, 11/01/2023	11,003,000	11,725,517
		15,042,673

Pharmaceuticals–0.92%
Actavis Funding SCS, Sr. Unsec. Gtd. Global Notes,
1.85%, 03/01/2017	9,281,000	9,281,005
4.85%, 06/15/2044	9,265,000	9,531,702
Bayer US Finance LLC (Germany), Sr. Unsec. Gtd. Notes, 3.00%, 10/08/2021(c)	6,079,000	6,139,756
GlaxoSmithKline Capital PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 1.50%, 05/08/2017	29,720,000	29,751,355
Jazz Investments I Ltd., Sr. Unsec. Gtd. Conv. Bonds, 1.88%, 08/15/2021	14,556,000	15,120,045
Medicines Co. (The), Sr. Unsec. Conv. Notes, 2.75%, 07/15/2023(c)	9,593,000	12,087,180
Mylan N.V., Sr. Unsec. Gtd. Global Notes,
3.15%, 06/15/2021	4,535,000	4,536,714
5.25%, 06/15/2046	6,205,000	6,250,784
Perrigo Co. PLC, Sr. Unsec. Global Notes, 2.30%, 11/08/2018	3,945,000	3,949,886
Perrigo Finance Unlimited Co., Sr. Unsec. Gtd. Global Notes, 3.50%, 03/15/2021	1,234,000	1,255,278
Roche Holdings, Inc. (Switzerland), Sr. Unsec. Gtd. Notes, 1.35%, 09/29/2017(c)	28,640,000	28,680,669
Teva Pharmaceutical Finance Netherlands III B.V. (Israel), Sr. Unsec. Gtd. Global Notes, 2.80%, 07/21/2023	3,755,000	3,565,031
Zoetis Inc., Sr. Unsec. Global Notes, 4.70%, 02/01/2043	4,101,000	4,190,090
		134,339,495

Property & Casualty Insurance–0.29%
Allstate Corp. (The), Sr. Unsec. Bonds, 3.28%, 12/15/2026	3,260,000	3,285,356
Liberty Mutual Group Inc., Sr. Unsec. Gtd. Bonds, 4.85%, 08/01/2044(c)	9,030,000	9,292,453

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Equity and Income Fund

	Principal Amount	Value
Property & Casualty Insurance–(continued)
Markel Corp., Sr. Unsec. Notes, 5.00%, 03/30/2043	$4,185,000	$4,295,446
Old Republic International Corp., Sr. Unsec. Conv. Notes, 3.75%, 03/15/2018	9,510,000	12,832,556
Travelers Cos., Inc. (The), Sr. Unsec. Global Notes, 4.60%, 08/01/2043	6,455,000	7,160,593
WR Berkley Corp., Sr. Unsec. Global Notes, 4.63%, 03/15/2022	5,040,000	5,441,560
		42,307,964

Railroads–0.23%
Burlington Northern Santa Fe, LLC, Sr. Unsec. Deb., 5.15%, 09/01/2043	17,380,000	20,324,546
CSX Corp., Sr. Unsec. Notes, 5.50%, 04/15/2041	1,660,000	1,944,395
Union Pacific Corp., Sr. Unsec. Notes,
4.15%, 01/15/2045	4,410,000	4,545,898
4.85%, 06/15/2044	5,560,000	6,244,539
		33,059,378

Regional Banks–0.06%
Citizens Financial Group, Inc., Sr. Unsec. Global Notes, 2.38%, 07/28/2021	4,700,000	4,643,365
SunTrust Banks, Inc., Unsec. Sub. Global Notes, 3.30%, 05/15/2026	4,670,000	4,530,119
		9,173,484

Reinsurance–0.06%
Reinsurance Group of America, Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/2023	7,510,000	8,058,684

Renewable Electricity–0.04%
Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/2044	5,806,000	5,872,839

Retail REIT’s–0.00%
Brixmor Operating Partnership LP, Sr. Unsec. Notes, 3.88%, 08/15/2022	435,000	446,945

Semiconductor Equipment–0.21%
Lam Research Corp., Series B, Sr. Unsec. Conv. Notes, 1.25%, 05/15/2018	15,414,000	30,018,765

Semiconductors–0.88%
Broadcom Corp./Broadcom Cayman Finance Ltd., Sr. Unsec. Gtd. Notes, 3.63%, 01/15/2024(c)	14,575,000	14,752,633
Intel Corp., Sr. Unsec. Global Notes, 1.35%, 12/15/2017	8,126,000	8,136,324

	Principal Amount	Value
Semiconductors–(continued)
Microchip Technology Inc.,
Sr. Unsec. Sub. Conv. Bonds,
1.63%, 02/15/2025	$19,521,000	$27,951,632
Sr. Unsec. Sub. Conv. Notes,
1.63%, 02/15/2027(c)	25,162,000	25,523,703
Micron Technology, Inc., Series G, Sr. Unsec. Conv. Global Bonds, 3.00%, 11/15/2028(d)	25,456,000	25,662,830
ON Semiconductor Corp., Sr. Unsec. Gtd. Conv. Bonds, 1.00%, 12/01/2020	24,412,000	26,731,140
		128,758,262

Specialized Finance–0.52%
AerCap Ireland Capital DAC./AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Gtd. Global Notes, 3.95%, 02/01/2022	4,189,000	4,351,324
Air Lease Corp., Sr. Unsec. Global Notes,
2.63%, 09/04/2018	11,615,000	11,752,928
3.00%, 09/15/2023	6,731,000	6,627,932
4.25%, 09/15/2024	4,355,000	4,501,981
Aviation Capital Group Corp., Sr. Unsec. Notes,
2.88%, 09/17/2018(c)	7,805,000	7,884,369
2.88%, 01/20/2022(c)	13,901,000	13,830,765
4.88%, 10/01/2025(c)	7,745,000	8,410,571
National Rural Utilities Cooperative Finance Corp. (The), Sr. Unsec. Medium-Term Notes, 0.95%, 04/24/2017	18,075,000	18,074,557
		75,434,427

Specialized REIT’s–0.27%
Crown Castle Towers LLC, Sr. Sec. Gtd. First Lien Notes,
4.88%, 08/15/2020(c)	5,425,000	5,787,114
6.11%, 01/15/2020(c)	6,300,000	6,859,906
EPR Properties, Sr. Unsec. Gtd. Global Notes, 4.75%, 12/15/2026	21,780,000	21,937,241
Life Storage LP, Sr. Unsec. Gtd. Global Notes, 3.50%, 07/01/2026	4,667,000	4,494,956
		39,079,217

Systems Software–0.31%
FireEye, Inc.,
Series A, Sr. Unsec. Conv. Bonds,
1.00%, 06/01/2020(d)	11,739,000	10,975,965
Series B, Sr. Unsec. Conv. Bonds,
1.63%, 06/01/2022(d)	11,739,000	10,440,373
Microsoft Corp., Sr. Unsec. Global Notes, 3.50%, 02/12/2035	4,259,000	4,095,910

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Equity and Income Fund

	Principal Amount	Value
Systems Software–(continued)
Oracle Corp., Sr. Unsec. Global Notes,
1.90%, 09/15/2021	$13,245,000	$13,001,385
4.30%, 07/08/2034	6,045,000	6,393,663
		44,907,296

Technology Distributors–0.05%
Avnet, Inc., Sr. Unsec. Global Notes, 4.63%, 04/15/2026	7,645,000	7,769,021

Technology Hardware, Storage & Peripherals–0.34%
Apple Inc., Sr. Unsec. Global Notes,
2.15%, 02/09/2022	7,303,000	7,221,929
3.35%, 02/09/2027	3,495,000	3,553,749
Diamond 1 Finance Corp./ Diamond 2 Finance Corp., Sr. Sec. Gtd. First Lien Notes,
5.45%, 06/15/2023(c)	7,237,000	7,847,293
8.35%, 07/15/2046(c)	278,000	363,598
SanDisk Corp., Sr. Unsec. Gtd. Conv. Bonds, 0.50%, 10/15/2020	24,327,000	22,796,394
Seagate HDD Cayman,
Sr. Unsec. Gtd. Global Bonds,
4.75%, 01/01/2025	890,000	856,625
5.75%, 12/01/2034	7,094,000	6,384,600
		49,024,188

Thrifts & Mortgage Finance–0.30%
MGIC Investment Corp., Sr. Unsec. Conv. Notes, 5.00%, 05/01/2017	26,864,000	26,998,320
Radian Group Inc., Sr. Unsec. Conv. Notes, 3.00%, 11/15/2017	10,874,000	17,350,826
		44,349,146

Tobacco–0.23%
Philip Morris International Inc.,
Sr. Unsec. Global Bonds,
1.25%, 08/11/2017	2,167,000	2,168,094
Sr. Unsec. Global Notes,
1.63%, 03/20/2017	14,525,000	14,530,621
3.60%, 11/15/2023	3,940,000	4,084,888
4.88%, 11/15/2043	11,740,000	12,891,999
		33,675,602

Wireless Telecommunication Services–0.23%
América Móvil, S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 07/16/2042	6,610,000	6,314,321
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 4.50%, 03/15/2043	6,080,000	6,098,383
Vodafone Group PLC (United Kingdom), Sr. Unsec. Global Notes, 1.63%, 03/20/2017	20,708,000	20,715,828
		33,128,532
Total Bonds & Notes (Cost $2,694,408,209)		2,911,399,025

	Principal Amount	Value
U.S. Treasury Securities–9.22%
U.S. Treasury Bills–0.01%
0.59%, 05/11/2017(i)(j)	$1,600,000	$1,598,375

U.S. Treasury Notes–8.62%
0.50%, 04/30/2017	281,000,000	281,013,488
0.88%, 04/30/2017	2,000,000	2,001,336
1.25%, 01/31/2019	23,000,000	23,015,272
1.13%, 02/28/2019	194,861,000	194,468,940
3.63%, 08/15/2019	58,350,000	61,541,045
3.38%, 11/15/2019	10,000,000	10,521,290
1.38%, 02/15/2020	107,550,000	107,205,517
1.88%, 02/28/2022	401,096,600	400,720,371
2.13%, 02/29/2024	34,148,200	34,008,124
2.25%, 02/15/2027	146,185,600	144,777,979
		1,259,273,362

U.S. Treasury Bonds–0.59%
2.88%, 11/15/2046	87,311,500	85,696,586
Total U.S. Treasury Securities (Cost $1,340,958,816)		1,346,568,323

	Shares
Preferred Stocks–0.93%
Asset Management & Custody Banks–0.20%
AMG Capital Trust II, $2.58 Jr. Unsec. Gtd. Sub. Conv. Pfd.	483,000	28,527,188

Diversified Banks–0.03%
Wells Fargo & Co., 5.85% Pfd.	142,800	3,839,892

Oil & Gas Storage & Transportation–0.30%
El Paso Energy Capital Trust I, $2.38 Jr. Unsec. Gtd. Sub. Conv. Pfd.	875,900	43,882,590

Regional Banks–0.40%
KeyCorp., Series A, $7.75 Conv. Pfd.	437,790	59,101,650
Total Preferred Stocks (Cost $106,190,013)		135,351,320

	Principal Amount
U.S. Government Sponsored Agency Securities–0.37%
Federal Home Loan Mortgage Corp. (FHLMC)–0.31%
Unsec. Global Notes,
4.88%, 06/13/2018	$33,680,000	35,310,179
6.75%, 03/15/2031	7,000,000	10,012,982
		45,323,161

Federal National Mortgage Association (FNMA)–0.06%
Unsec. Global Notes, 6.63%, 11/15/2030	6,315,000	8,929,991
Total U.S. Government Sponsored Agency Securities (Cost $55,447,058)		54,253,152

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Equity and Income Fund

	Principal Amount	Value
Municipal Obligations–0.06%
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/2057	$2,600,000	$3,182,582
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project M); Series 2010 A, Taxable Build America RB, 6.66%, 04/01/2057	4,980,000	6,024,555
Total Municipal Obligations (Cost $7,640,528)		9,207,137

U.S. Government Sponsored Agency Mortgage-Backed Securities–0.00%
Federal Home Loan Mortgage Corp. (FHLMC)–0.00%
Pass Through Ctfs.,
6.50%, 05/01/2029	1	2
5.50%, 02/01/2037	29	32
		34

Federal National Mortgage Association (FNMA)–0.00%
Pass Through Ctfs.,
7.00%, 07/01/2018 to 07/01/2032	22,405	23,462
5.50%, 03/01/2021	53	56
8.00%, 08/01/2021	728	735
		24,253

	Principal Amount	Value
Government National Mortgage Association (GNMA)–0.00%
Pass Through Ctfs.,
8.00%, 04/15/2026 to 01/20/2031	$26,427	$28,502
7.50%, 12/20/2030	1,619	1,938
		30,440
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $52,456)		54,727

	Shares
Money Market Funds–4.19%
Government & Agency Portfolio–Institutional Class, 0.47%(k)	367,102,274	367,102,274
Treasury Portfolio–Institutional Class, 0.41%(k)	244,734,850	244,734,850
Total Money Market Funds (Cost $611,837,124)		611,837,124
TOTAL INVESTMENTS–99.91% (Cost $11,674,616,035)		14,594,941,653
OTHER ASSETS LESS LIABILITIES–0.09%		13,548,051
NET ASSETS–100.00%		$14,608,489,704

Investment Abbreviations:

ADR	– American Depositary Receipt
Conv.	– Convertible
Ctfs.	– Certificates
Deb.	– Debentures
Gtd.	– Guaranteed

Jr.	– Junior
Pfd.	– Preferred
RB	– Revenue Bonds
REGS	– Regulation S
REIT	– Real Estate Investment Trust

Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2017 was $976,137,599, which represented 6.68% of the Fund’s Net Assets.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Perpetual bond with no specified maturity date.
(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(g)	Exchangeable for a basket of four common stocks and one ordinary share.
(h)	Exchangeable for a basket of five common shares.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K and Note 4.
(k)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of February 28, 2017.

Portfolio Composition

By security type, based on Net Assets as of February 28, 2017

Common Stocks & Other Equity Interests	65.2%
Bonds & Notes	19.9
U.S. Treasury Securities	9.2
Security types each less than 1% of portfolio	1.4
Money Market Funds Plus Other Assets Less Liabilities	4.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Equity and Income Fund

Statement of Assets and Liabilities

February 28, 2017

(Unaudited)

Assets:
Investments, at value (Cost $11,062,778,911)	$13,983,104,529
Investments in affiliated money market funds, at value and cost	611,837,124
Total investments, at value (Cost $11,674,616,035)	14,594,941,653
Foreign currencies, at value (Cost $196,385)	196,596
Receivable for:
Investments sold	9,969,131
Variation margin — futures	47,000
Fund shares sold	28,706,207
Dividends and interest	44,934,156
Investment for trustee deferred compensation and retirement plans	1,281,676
Unrealized appreciation on forward foreign currency contracts outstanding	1,205,278
Other assets	181,734
Total assets	14,681,463,431

Liabilities:
Payable for:
Investments purchased	35,455,362
Fund shares reacquired	25,787,229
Accrued fees to affiliates	8,033,254
Accrued trustees’ and officers’ fees and benefits	26,450
Accrued other operating expenses	609,770
Trustee deferred compensation and retirement plans	1,485,347
Unrealized depreciation on forward foreign currency contracts outstanding	1,576,315
Total liabilities	72,973,727
Net assets applicable to shares outstanding	$14,608,489,704

Net assets consist of:
Shares of beneficial interest	$11,510,802,289
Undistributed net investment income	(37,435,364)
Undistributed net realized gain	215,613,309
Net unrealized appreciation	2,919,509,470
$14,608,489,704

Net Assets:
Class A	$10,557,428,924
Class B	$141,734,252
Class C	$1,697,018,358
Class R	$225,929,756
Class Y	$1,111,330,178
Class R5	$488,840,265
Class R6	$386,207,971

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	969,529,575
Class B	13,332,251
Class C	158,736,068
Class R	20,646,741
Class Y	102,027,402
Class R5	44,867,720
Class R6	35,459,009
Class A:
Net asset value per share	$10.89
Maximum offering price per share
(Net asset value of $10.89 ÷ 94.50%)	$11.52
Class B:
Net asset value and offering price per share	$10.63
Class C:
Net asset value and offering price per share	$10.69
Class R:
Net asset value and offering price per share	$10.94
Class Y:
Net asset value and offering price per share	$10.89
Class R5:
Net asset value and offering price per share	$10.90
Class R6:
Net asset value and offering price per share	$10.89

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Equity and Income Fund

Statement of Operations

For the six months ended February 28, 2017

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,832,748)	$108,666,085
Dividends from affiliated money market funds	1,040,805
Interest	50,303,902
Total investment income	160,010,792

Expenses:
Advisory fees	24,436,203
Administrative services fees	445,887
Custodian fees	66,963
Distribution fees:
Class A	12,658,822
Class B	793,404
Class C	8,170,817
Class R	546,221
Transfer agent fees — A, B, C, R and Y	10,298,256
Transfer agent fees — R5	227,310
Transfer agent fees — R6	6,118
Trustees’ and officers’ fees and benefits	141,478
Registration and filing fees	178,630
Reports to shareholders	644,952
Professional services fees	27,228
Other	69,622
Total expenses	58,711,911
Less: Fees waived and expense offset arrangement(s)	(349,516)
Net expenses	58,362,395
Net investment income	101,648,397

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	389,000,298
Foreign currencies	(125,571)
Forward foreign currency contracts	26,561,685
Futures contracts	5,637,532
421,073,944
Change in net unrealized appreciation (depreciation) of:
Investment securities	872,510,527
Foreign currencies	(37,194)
Forward foreign currency contracts	(1,178,931)
Futures contracts	(241,992)
871,052,410
Net realized and unrealized gain	1,292,126,354
Net increase in net assets resulting from operations	$1,393,774,751

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Equity and Income Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2017 and the year ended August 31, 2016

(Unaudited)

	February 28, 2017	August 31, 2016
Operations:
Net investment income	$101,648,397	$197,072,644
Net realized gain	421,073,944	252,814,425
Change in net unrealized appreciation	871,052,410	494,926,481
Net increase in net assets resulting from operations	1,393,774,751	944,813,550

Distributions to shareholders from net investment income:
Class A	(95,906,999)	(222,853,216)
Class B	(924,796)	(3,554,960)
Class C	(9,641,477)	(25,203,954)
Class R	(1,794,749)	(4,452,755)
Class Y	(9,741,342)	(19,670,021)
Class R5	(4,979,793)	(10,976,207)
Class R6	(3,457,076)	(5,588,890)
Total distributions from net investment income	(126,446,232)	(292,300,003)

Distributions to shareholders from net realized gains:
Class A	(281,349,390)	(266,959,798)
Class B	(4,439,637)	(6,706,307)
Class C	(45,908,574)	(45,979,734)
Class R	(6,061,572)	(5,987,733)
Class Y	(26,547,489)	(21,242,026)
Class R5	(12,633,277)	(11,414,804)
Class R6	(8,532,886)	(5,223,400)
Total distributions from net realized gains	(385,472,825)	(363,513,802)

Share transactions–net:
Class A	(142,626,946)	(40,076,603)
Class B	(41,811,759)	(97,900,446)
Class C	(42,385,944)	(63,183,954)
Class R	(4,356,172)	(9,951,615)
Class Y	229,757,658	19,381,690
Class R5	21,470,208	17,236,654
Class R6	83,186,942	81,852,496
Net increase (decrease) in net assets resulting from share transactions	103,233,987	(92,641,778)
Net increase in net assets	985,089,681	196,357,967

Net assets:
Beginning of period	13,623,400,023	13,427,042,056
End of period (includes undistributed net investment income of $(37,435,364) and $(12,637,529), respectively)	$14,608,489,704	$13,623,400,023

Notes to Financial Statements

February 28, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Equity and Income Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of fourteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

18                         Invesco Equity and Income Fund

The Fund’s investment objective is current income and, secondarily, capital appreciation.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

19                         Invesco Equity and Income Fund

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

20                         Invesco Equity and Income Fund

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $150 million	0.50%
Next $100 million	0.45%
Next $100 million	0.40%
Over $350 million	0.35%

For the six months ended February 28, 2017, the effective advisory fees incurred by the Fund was 0.35%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2017, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2018, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 28, 2017, the Adviser waived advisory fees of $325,323.

21                         Invesco Equity and Income Fund

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares, Class C shares and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to 0.50% of Class R average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended February 28, 2017, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2017, IDI advised the Fund that IDI retained $1,362,313 in front-end sales commissions from the sale of Class A shares and $51,463, $4,136 and $26,249 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended February 28, 2017, the Fund incurred $21,513 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$8,875,475,655	$650,795,190	$—	$9,526,270,845
Bonds & Notes	—	2,911,399,025	—	2,911,399,025
Preferred Stocks	106,824,132	28,527,188	—	135,351,320
Municipal Obligations	—	9,207,137	—	9,207,137
U.S. Government Sponsored Agency Securities	—	54,253,152	—	54,253,152
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	54,727	—	54,727
U.S. Treasury Securities	—	1,346,568,323	—	1,346,568,323
Money Market Funds	611,837,124	—	—	611,837,124
	9,594,136,911	5,000,804,742	—	14,594,941,653
Forward Foreign Currency Contracts*	—	(371,037)	—	(371,037)
Futures Contracts*	(343,074)	—	—	(343,074)
Total Investments	$9,593,793,837	$5,000,433,705	$—	$14,594,227,542

*	Unrealized appreciation (depreciation).

22                         Invesco Equity and Income Fund

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver			Receive
03/24/17	Bank of New York Mellon (The)	AUD	39,531,790	USD	30,239,843	$30,289,179	$(49,336)
03/24/17	Bank of New York Mellon (The)	CAD	70,255,742	USD	53,458,332	52,911,309	547,023
03/24/17	Bank of New York Mellon (The)	CHF	37,054,115	USD	36,736,710	36,953,734	(217,024)
03/24/17	Bank of New York Mellon (The)	EUR	84,621,634	USD	89,233,513	89,759,623	(526,110)
03/24/17	Bank of New York Mellon (The)	GBP	94,211,164	USD	117,011,678	116,989,576	22,102
03/24/17	State Street Bank and Trust Co.	AUD	39,531,507	USD	30,243,580	30,288,962	(45,382)
03/24/17	State Street Bank and Trust Co.	CAD	70,255,571	USD	53,458,812	52,911,180	547,632
03/24/17	State Street Bank and Trust Co.	CHF	37,054,077	USD	36,740,497	36,953,696	(213,199)
03/24/17	State Street Bank and Trust Co.	EUR	84,621,854	USD	89,234,592	89,759,856	(525,264)
03/24/17	State Street Bank and Trust Co.	GBP	94,211,248	USD	117,078,202	116,989,681	88,521
Total Forward Foreign Currency Contracts — Currency Risk							$(371,037)

Currency Abbreviations:

AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Notes	Short	408	June-2017	$(48,022,875)	$(55,158)
U.S. Treasury 10 Year Notes	Short	764	June-2017	(95,177,688)	(287,916)
Total — Interest Rate Risk					$(343,074)

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2017:

	Value
Derivative Assets	Currency Risk	Interest Rate Risk	Total
Unrealized appreciation on forward foreign currency contracts outstanding	$1,205,278	$—	$1,205,278
Derivatives not subject to master netting agreements	—	—	—
Total Derivative Assets subject to master netting agreements	$1,205,278	$—	$1,205,278

	Value
Derivative Liabilities	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts — Exchange-Traded(a)	$—	$(343,074)	$(343,074)
Unrealized depreciation on forward foreign currency contracts outstanding	(1,576,315)	—	(1,576,315)
Total Derivative Liabilities	(1,576,315)	(343,074)	(1,919,389)
Derivatives not subject to master netting agreements	—	343,074	343,074
Total Derivative Liabilities subject to master netting agreements	$(1,576,315)	$—	$(1,576,315)

(a)	Includes cumulative appreciation (depreciation) on futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

23                         Invesco Equity and Income Fund

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of February 28, 2017.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Bank of New York Mellon (The)	$569,125	$(792,470)	$(223,345)	$—	$—	$(223,345)
State Street Bank and Trust Co.	636,153	(783,845)	(147,692)	—	—	(147,692)
Total	$1,205,278	$(1,576,315)	$(371,037)	$—	$—	$(371,037)

Effect of Derivative Investments for the six months ended February 28, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$26,561,685	$—	$26,561,685
Futures contracts	—	5,637,532	5,637,532
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(1,178,931)	—	(1,178,931)
Futures contracts	—	(241,992)	(241,992)
Total	$25,382,754	$5,395,540	$30,778,294

The table below summarizes the average notional value of forward foreign currency contracts and futures contracts outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts
Average notional value	$649,689,946	$151,846,576

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2017, the Fund engaged in securities purchases of $49,366,460.

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $24,193.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

24                         Invesco Equity and Income Fund

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2016.

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2017 was $1,214,570,010 and $1,722,717,390, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $5,018,695,456 and $4,926,676,084, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$3,115,183,910
Aggregate unrealized (depreciation) of investment securities	(271,608,754)
Net unrealized appreciation of investment securities	$2,843,575,156

Cost of investments for tax purposes is $11,751,366,497.

25                         Invesco Equity and Income Fund

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended February 28, 2017(a)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	55,241,318	$583,129,709	111,224,375	$1,077,574,671
Class B	105,040	1,078,903	266,906	2,512,112
Class C	10,171,652	105,953,480	20,339,360	193,944,860
Class R	2,017,618	21,346,331	5,254,094	51,048,813
Class Y	41,404,154	435,731,071	27,221,545	265,627,927
Class R5	4,821,015	50,818,543	10,878,710	107,029,434
Class R6	9,998,270	107,095,774	14,951,823	143,651,914

Issued as reinvestment of dividends:
Class A	33,739,344	357,238,820	47,677,788	456,569,037
Class B	503,088	5,218,321	1,061,005	9,926,321
Class C	4,901,786	51,148,189	6,872,075	64,680,416
Class R	731,604	7,793,028	1,084,319	10,434,409
Class Y	3,152,331	33,351,271	3,921,859	37,571,227
Class R5	1,637,878	17,343,448	2,335,066	22,371,350
Class R6	1,114,110	11,788,316	1,129,212	10,812,290

Automatic conversion of Class B shares to Class A shares:
Class A	3,056,295	32,284,082	7,891,731	76,446,956
Class B	(3,127,908)	(32,284,082)	(8,072,253)	(76,446,956)

Reacquired:
Class A	(106,281,392)	(1,115,279,557)	(170,100,243)	(1,650,667,267)
Class B	(1,543,229)	(15,824,901)	(3,578,084)	(33,891,923)
Class C	(19,335,421)	(199,487,613)	(33,805,022)	(321,809,230)
Class R	(3,164,499)	(33,495,531)	(7,355,599)	(71,434,837)
Class Y	(22,702,477)	(239,324,684)	(29,300,405)	(283,817,464)
Class R5	(4,471,111)	(46,691,783)	(11,427,947)	(112,164,130)
Class R6	(3,393,942)	(35,697,148)	(7,448,665)	(72,611,708)
Net increase (decrease) in share activity	8,575,524	$103,233,987	(8,978,350)	$(92,641,778)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 37% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

26                         Invesco Equity and Income Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/28/17	$10.22	$0.08		$0.98	$1.06	$(0.10)	$(0.29)	$(0.39)	$10.89	10.53%	$10,557,429	0.78	%(d)	0.78	%(d)	1.52	%(d)	47%
Year ended 08/31/16	10.01	0.15		0.55	0.70	(0.22)	(0.27)	(0.49)	10.22	7.43	10,054,983	0.79		0.80		1.57		93
Year ended 08/31/15	11.42	0.15		(0.33)	(0.18)	(0.28)	(0.95)	(1.23)	10.01	(1.65)	9,879,022	0.79		0.80		1.38		69
Year ended 08/31/14	10.43	0.22	(e)	1.56	1.78	(0.20)	(0.59)	(0.79)	11.42	17.86	10,181,796	0.79		0.80		1.99	(e)	60
Year ended 08/31/13	9.05	0.17		1.42	1.59	(0.21)	—	(0.21)	10.43	17.80	8,752,700	0.78		0.79		1.74		26
Year ended 08/31/12	8.19	0.17		0.85	1.02	(0.16)	—	(0.16)	9.05	12.67	7,878,694	0.80		0.81		2.05		21
Class B
Six months ended 02/28/17	9.98	0.04		0.96	1.00	(0.06)	(0.29)	(0.35)	10.63	10.14	141,734	1.53	(d)	1.53	(d)	0.77	(d)	47
Year ended 08/31/16	9.78	0.08		0.54	0.62	(0.15)	(0.27)	(0.42)	9.98	6.63	173,664	1.54		1.55		0.82		93
Year ended 08/31/15	11.18	0.07		(0.32)	(0.25)	(0.20)	(0.95)	(1.15)	9.78	(2.41)	271,120	1.54		1.55		0.63		69
Year ended 08/31/14	10.22	0.13	(e)	1.54	1.67	(0.12)	(0.59)	(0.71)	11.18	17.01	442,318	1.54		1.55		1.24	(e)	60
Year ended 08/31/13	8.87	0.09		1.39	1.48	(0.13)	—	(0.13)	10.22	16.90	570,146	1.53		1.54		0.99		26
Year ended 08/31/12	8.04	0.15		0.83	0.98	(0.15)	—	(0.15)	8.87	12.36	739,631	1.02		1.56		1.83		21
Class C
Six months ended 02/28/17	10.04	0.04		0.96	1.00	(0.06)	(0.29)	(0.35)	10.69	10.10	1,697,018	1.53	(d)	1.53	(d)	0.77	(d)	47
Year ended 08/31/16	9.83	0.08		0.55	0.63	(0.15)	(0.27)	(0.42)	10.04	6.71 (f)	1,636,583	1.52	(f)	1.53	(f)	0.84	(f)	93
Year ended 08/31/15	11.24	0.07		(0.33)	(0.26)	(0.20)	(0.95)	(1.15)	9.83	(2.48)	1,667,769	1.54		1.55		0.63		69
Year ended 08/31/14	10.27	0.13	(e)	1.55	1.68	(0.12)	(0.59)	(0.71)	11.24	17.03	1,624,965	1.54		1.55		1.24	(e)	60
Year ended 08/31/13	8.91	0.10		1.40	1.50	(0.14)	—	(0.14)	10.27	16.95	1,284,225	1.53		1.54		0.99		26
Year ended 08/31/12	8.07	0.11		0.83	0.94	(0.10)	—	(0.10)	8.91	11.77 (f)	1,157,325	1.54	(f)	1.54	(f)	1.31	(f)	21
Class R
Six months ended 02/28/17	10.27	0.07		0.98	1.05	(0.09)	(0.29)	(0.38)	10.94	10.34	225,930	1.03	(d)	1.03	(d)	1.27	(d)	47
Year ended 08/31/16	10.05	0.13		0.56	0.69	(0.20)	(0.27)	(0.47)	10.27	7.24	216,293	1.04		1.05		1.32		93
Year ended 08/31/15	11.47	0.13		(0.34)	(0.21)	(0.26)	(0.95)	(1.21)	10.05	(1.98)	221,987	1.04		1.05		1.13		69
Year ended 08/31/14	10.47	0.19	(e)	1.58	1.77	(0.18)	(0.59)	(0.77)	11.47	17.60	232,455	1.04		1.05		1.74	(e)	60
Year ended 08/31/13	9.08	0.15		1.43	1.58	(0.19)	—	(0.19)	10.47	17.57	193,610	1.03		1.04		1.49		26
Year ended 08/31/12	8.23	0.15		0.85	1.00	(0.15)	—	(0.15)	9.08	12.23	176,940	1.05		1.06		1.80		21
Class Y
Six months ended 02/28/17	10.22	0.09		0.98	1.07	(0.11)	(0.29)	(0.40)	10.89	10.67	1,111,330	0.53	(d)	0.53	(d)	1.77	(d)	47
Year ended 08/31/16	10.01	0.18		0.55	0.73	(0.25)	(0.27)	(0.52)	10.22	7.70	819,708	0.54		0.55		1.82		93
Year ended 08/31/15	11.43	0.17		(0.33)	(0.16)	(0.31)	(0.95)	(1.26)	10.01	(1.49)	784,238	0.54		0.55		1.63		69
Year ended 08/31/14	10.43	0.24	(e)	1.58	1.82	(0.23)	(0.59)	(0.82)	11.43	18.25	719,931	0.54		0.55		2.24	(e)	60
Year ended 08/31/13	9.05	0.20		1.41	1.61	(0.23)	—	(0.23)	10.43	18.10	477,207	0.53		0.54		1.99		26
Year ended 08/31/12	8.20	0.20		0.84	1.04	(0.19)	—	(0.19)	9.05	12.83	410,600	0.55		0.56		2.30		21
Class R5
Six months ended 02/28/17	10.23	0.10		0.98	1.08	(0.12)	(0.29)	(0.41)	10.90	10.70	488,840	0.48	(d)	0.48	(d)	1.82	(d)	47
Year ended 08/31/16	10.02	0.18		0.56	0.74	(0.26)	(0.27)	(0.53)	10.23	7.78	438,538	0.47		0.48		1.89		93
Year ended 08/31/15	11.43	0.18		(0.32)	(0.14)	(0.32)	(0.95)	(1.27)	10.02	(1.32)	411,579	0.47		0.48		1.70		69
Year ended 08/31/14	10.43	0.25	(e)	1.58	1.83	(0.24)	(0.59)	(0.83)	11.43	18.33	402,366	0.48		0.49		2.30	(e)	60
Year ended 08/31/13	9.05	0.20		1.42	1.62	(0.24)	—	(0.24)	10.43	18.17	241,540	0.47		0.48		2.05		26
Year ended 08/31/12	8.20	0.21		0.84	1.05	(0.20)	—	(0.20)	9.05	12.96	238,392	0.44		0.44		2.41		21
Class R6
Six months ended 02/28/17	10.22	0.10		0.98	1.08	(0.12)	(0.29)	(0.41)	10.89	10.76	386,208	0.38	(d)	0.38	(d)	1.92	(d)	47
Year ended 08/31/16	10.01	0.19		0.56	0.75	(0.27)	(0.27)	(0.54)	10.22	7.89	283,631	0.37		0.38		1.99		93
Year ended 08/31/15	11.43	0.19		(0.33)	(0.14)	(0.33)	(0.95)	(1.28)	10.01	(1.33)	191,328	0.37		0.38		1.80		69
Year ended 08/31/14	10.43	0.26	(e)	1.58	1.84	(0.25)	(0.59)	(0.84)	11.43	18.44	149,346	0.39		0.40		2.39	(e)	60
Year ended 08/31/13(g)	9.27	0.21		1.14	1.35	(0.19)	—	(0.19)	10.43	14.81	37,884	0.37	(h)	0.38	(h)	2.15	(h)	26

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $10,219,159, $159,996, $1,647,706, $220,299, $957,582, $458,602 and $308,778 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Net investment income per share and the ratio of net investment income to average net assets includes significant dividends received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.16 and 1.47%, $0.07 and 0.72%, $0.07 and 0.72%, $0.13 and 1.22%, $0.18 and1.72%, $0.19 and 1.78% and $0.20 and 1.87% for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.98% and 0.99% for the years ended August 31, 2016 and August 31, 2012.
(g)	Commencement date of September 24, 2012.
(h)	Annualized.

27                         Invesco Equity and Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2016 through February 28, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/17)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/17)	Expenses Paid During Period[2]
A	$1,000.00	$1,105.30	$4.07	$1,020.93	$3.91	0.78%
B	1,000.00	1,101.40	7.97	1,017.21	7.65	1.53
C	1,000.00	1,101.00	7.97	1,017.21	7.65	1.53
R	1,000.00	1,103.40	5.37	1,019.69	5.16	1.03
Y	1,000.00	1,106.70	2.77	1,022.17	2.66	0.53
R5	1,000.00	1,107.00	2.51	1,022.41	2.41	0.48
R6	1,000.00	1,107.60	1.99	1,022.91	1.91	0.38

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2016 through February 28, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

28                         Invesco Equity and Income Fund

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074                      Invesco Distributors, Inc.                                                                             VK-EQI-SAR-1             04182017      1030

Semiannual Report to Shareholders	February 28, 2017

Invesco Floating Rate Fund
Nasdaq:
A: AFRAX ∎ C: AFRCX ∎ R: AFRRX ∎ Y: AFRYX ∎ R5: AFRIX ∎ R6: AFRFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
25	Financial Statements
28	Notes to Financial Statements
38	Financial Highlights
39	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 8/31/16 to 2/28/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.97%
Class C Shares	4.72
Class R Shares	4.70
Class Y Shares	5.10
Class R5 Shares	5.10
Class R6 Shares	5.16
Bloomberg Barclays U.S. Aggregate Index▼ (Broad Market Index)	-2.19
Credit Suisse Leveraged Loan Index∎ (Style-Specific Index)	4.30
Lipper Loan Participation Funds Classification Average◆ (Peer Group)	3.76
Source(s): ▼Factset Research Systems Inc.; ∎Bloomberg L.P.; ◆Lipper Inc.

The Bloomberg Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

    The Credit Suisse Leveraged Loan Index represents tradable, senior-secured, US dollar-denominated non-investment-grade loans.

    The Lipper Loan Participation Funds Classification Average represents an average of all of the funds in the Lipper Loan Participation Funds classification.

    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

 For more information about your Fund

 Read the most recent quarterly commentary from your Fund’s portfolio managers by  visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your  Fund; then click on its name to access its product detail page. There, you can learn  more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals  share their insights about market and economic news and trends.

2                      Invesco Floating Rate Fund

Average Annual Total Returns
As of 2/28/17, including maximum applicable sales charges

Class A Shares
Inception (5/1/97)	4.06%
10 Years	3.17
5 Years	4.01
1 Year	12.03

Class C Shares
Inception (3/31/00)	3.44%
10 Years	2.90
5 Years	4.02
1 Year	13.42

Class R Shares
Inception (4/13/06)	3.46%
10 Years	3.19
5 Years	4.26
1 Year	14.64

Class Y Shares
10 Years	3.62%
5 Years	4.80
1 Year	15.24

Class R5 Shares
Inception (4/13/06)	4.04%
10 Years	3.75
5 Years	4.82
1 Year	15.39

Class R6 Shares
10 Years	3.57%
5 Years	4.84
1 Year	15.20

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of

Average Annual Total Returns
As of 12/31/16, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (5/1/97)	4.03%
10 Years	3.19
5 Years	4.37
1 Year	8.39

Class C Shares
Inception (3/31/00)	3.40%
10 Years	2.92
5 Years	4.34
1 Year	9.45

Class R Shares
Inception (4/13/06)	3.40%
10 Years	3.22
5 Years	4.60
1 Year	10.83

Class Y Shares
10 Years	3.64%
5 Years	5.15
1 Year	11.41

Class R5 Shares
Inception (4/13/06)	3.96%
10 Years	3.77
5 Years	5.18
1 Year	11.25

Class R6 Shares
10 Years	3.59%
5 Years	5.17
1 Year	11.36

Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.11%, 1.61%, 1.36%, 0.86%, 0.85% and 0.76%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.12%, 1.62%, 1.37%, 0.87%, 0.86% and 0.77%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 2.50% sales charge and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2018. See current prospectus for more information.

3                      Invesco Floating Rate Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco Floating Rate Fund

Schedule of Investments

February 28, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)*	Value
Variable Rate Senior Loan Interests–88.95%(a)(b)
Aerospace & Defense–2.00%
Abacus Innovations Corp., Term Loan B	3.06%	08/16/2023	$7,262	$7,356,833
BE Aerospace, Inc., Term Loan	3.99%	12/16/2021	2,488	2,504,495
Booz Allen Hamilton Inc., Term Loan B	3.03%	06/30/2023	1,395	1,402,212
Cadence Aerospace, LLC, Term Loan	7.00%	05/09/2018	2,426	2,303,981
Consolidated Aerospace Manufacturing, LLC, Term Loan	4.75%	08/11/2022	3,157	3,061,941
IAP Worldwide Services,
Revolver Loan (Acquired 07/22/2014; Cost $789,017)(c)	0.00%	07/18/2018	789	773,237
Revolver Loan (Acquired 07/22/2014; Cost $87,669)	7.00%	07/18/2018	88	85,915
Second Lien Term Loan (Acquired 08/18/2014; Cost $961,362)	8.00%	07/18/2019	1,010	959,758
TransDigm Inc.,
Term Loan D	3.98%	06/04/2021	6,903	6,941,351
Term Loan E	3.85%	05/16/2022	9,393	9,449,723
Term Loan F	3.78%	06/09/2023	18,979	19,104,210
				53,943,656

Air Transport–1.42%
American Airlines, Inc.,
Term Loan	3.28%	06/27/2020	1,001	1,007,447
Term Loan	3.27%	10/10/2021	4,201	4,226,945
Term Loan B	3.27%	12/14/2023	5,881	5,918,955
Avolon TLB Borrower 1 (US) LLC,
Term Loan B-1(d)	—	07/20/2020	2,214	2,240,488
Term Loan B-2(d)	—	01/20/2022	15,914	16,213,167
Delta Air Lines, Inc., Revolver Loan(c)	0.00%	10/18/2017	2,274	2,257,176
Gol LuxCo S.A. (Luxembourg), Term Loan	6.50%	08/31/2020	5,842	6,009,601
United Airlines, Inc., Term Loan B-1	3.52%	09/15/2021	371	373,801
				38,247,580

Automotive–1.67%
Allison Transmission, Inc., Term Loan	3.28%	09/23/2022	4,110	4,163,764
Britax Group Ltd., Term Loan	4.50%	10/15/2020	1,744	1,472,786
CH Hold Corp.,
Delayed Draw Term Loan(c)	0.00%	02/01/2024	192	192,360
Second Lien Term Loan(d)	—	02/01/2025	264	269,238
Term Loan(d)	—	02/01/2024	1,901	1,923,601
Dealer Tire, LLC, Term Loan	4.75%	12/22/2021	53	53,784
FCA US LLC, Term Loan	3.28%	12/31/2018	3,481	3,487,848
Federal-Mogul Holdings Corp., Term Loan C	4.75%	04/15/2021	9,918	9,834,941
Goodyear Tire & Rubber Co., Second Lien Term Loan	3.78%	04/30/2019	585	586,857
Key Safety Systems, Inc., Term Loan	5.54%	08/29/2021	2,829	2,865,175
Midas Intermediate Holdco II, LLC, Term Loan	3.75%	08/18/2021	4,149	4,183,861
MPG Holdco I Inc., Term Loan B-1	3.75%	10/20/2021	703	704,842
Tower Automotive Holdings USA, LLC, Term Loan	4.06%	04/23/2020	5,117	5,136,167
Transtar Holding Co.,
DIP Term Loan (Acquired 12/09/2016; Cost $660,349)(c)	0.00%	03/23/2017	660	660,349
DIP Term Loan (Acquired 12/09/2016; Cost $499,005)	8.25%	03/23/2017	499	499,005
First Lien Term Loan(e)	0.00%	10/09/2018	4,621	3,263,929
Second Lien Term Loan(e)	0.00%	10/09/2019	1,654	26,871

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco  Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)*	Value
Automotive–(continued)
Wand Intermediate I L.P.,
First Lien Term Loan	4.75%	09/17/2021	$4,258	$4,307,246
Second Lien Term Loan	8.50%	09/17/2022	1,406	1,416,597
				45,049,221

Beverage & Tobacco–0.24%
Constellation Brands Canada, Inc. (Canada), Term Loan B-1	4.75%	12/16/2023	1,105	1,121,695
Culligan Holding, Inc., Term Loan B-1	5.00%	12/13/2023	3,836	3,905,516
Winebow Holdings, Inc., Second Lien Term Loan	8.50%	12/31/2021	1,508	1,432,770
				6,459,981

Building & Development–2.06%
American Builders & Contractors Supply Co., Inc., Term Loan	3.53%	10/31/2023	6,585	6,650,852
Beacon Roofing Supply, Inc., Term Loan	3.71%	10/01/2022	1,810	1,823,361
Beazer Homes USA, Inc., Second Lien Term Loan B (Acquired 03/10/2016-07/06/2016; Cost $1,455,757)	6.75%	03/11/2018	1,467	1,460,009
Capital Automotive L.P.,
Second Lien Term Loan	6.00%	04/30/2020	3,330	3,371,598
Term Loan B-1	4.00%	04/10/2019	2,516	2,545,392
Forterra Finance, LLC, Term Loan	4.50%	10/25/2023	2,302	2,330,557
HD Supply, Inc.,
Term Loan B-1	3.75%	08/13/2021	711	716,948
Term Loan B-2	3.75%	10/17/2023	3,416	3,448,466
Mueller Water Products, Inc., Term Loan B	3.28%	11/25/2021	554	560,402
Quikrete Holdings, Inc., First Lien Term Loan	4.02%	11/15/2023	14,419	14,614,643
Re/Max LLC, Term Loan	3.71%	12/15/2023	4,892	4,928,326
Realogy Group LLC, Term Loan	3.03%	07/20/2022	11,828	11,944,649
WireCo WorldGroup, Inc., Term Loan	6.50%	09/30/2023	1,177	1,188,254
				55,583,457

Business Equipment & Services–9.15%
Acosta, Inc., Term Loan B-1	4.29%	09/26/2021	4,126	4,039,078
Allied Universal Holdco, LLC,
Delayed Draw Term Loan	5.50%	07/28/2022	611	615,802
First Lien Incremental Term Loan	5.50%	07/28/2022	5,027	5,069,155
Alorica Inc., Term Loan B (Acquired 06/22/2016; Cost $2,525,265)	5.53%	06/30/2022	2,542	2,580,437
Asurion LLC,
Incremental Term Loan B-5	4.75%	11/03/2023	3,745	3,800,022
Second Lien Term Loan	8.50%	03/03/2021	12,922	13,131,665
Term Loan B-2	4.03%	07/08/2020	15,147	15,338,352
Term Loan B-4	4.25%	08/04/2022	35	35,042
Brickman Group Ltd. LLC,
First Lien Term Loan	4.00%	12/18/2020	5,129	5,161,249
Revolver Loan(c)	0.00%	12/18/2018	992	989,336
Second Lien Term Loan	7.50%	12/17/2021	1,110	1,118,976
Caraustar Industries, Inc.,
Incremental Term Loan	8.00%	05/01/2019	247	248,511
Term Loan	8.00%	05/01/2019	2,683	2,695,949
Change Healthcare Holdings, Inc., Term Loan(d)	—	03/01/2024	9,279	9,334,028
Checkout Holding Corp.,
Second Lien Term Loan	7.75%	04/11/2022	1,394	973,390
Term Loan B	4.50%	04/09/2021	5,982	5,428,755
Cotiviti Corp.,
Term Loan A (Acquired 09/27/2016; Cost $1,606,244)	3.25%	09/28/2021	1,612	1,605,768
Term Loan B	3.75%	09/28/2023	2,664	2,688,807

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco  Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Business Equipment & Services–(continued)
CRCI Holdings Inc., Term Loan	6.50%	08/31/2023		$2,340	$2,344,336
Crossmark Holdings, Inc.,
First Lien Term Loan	4.50%	12/20/2019		4,519	3,683,230
Second Lien Term Loan	8.75%	12/21/2020		576	378,043
DigitalGlobe, Inc., Term Loan	3.53%	01/15/2024		6,174	6,210,058
Equinix, Inc., Term Loan B-1	3.28%	01/08/2023		705	715,349
First Data Corp.,
Term Loan C	3.78%	03/24/2021		30,005	30,321,442
Term Loan C	3.78%	07/10/2022		7,866	7,936,913
Genesys Telecom Holdings, U.S., Inc.,
Term Loan B-1	4.00%	12/01/2023	EUR	938	1,011,059
Term Loan B-1	5.02%	12/01/2023		7,903	8,014,130
Global Payments Inc., Term Loan B	3.28%	04/22/2023		1,061	1,074,712
Hillman Group, Inc., Term Loan	4.50%	06/30/2021		3,823	3,858,229
Information Resources, Inc., Term Loan	5.25%	12/01/2023		6,320	6,412,270
Inmar, Inc., Second Lien Term Loan (Acquired 01/29/2014; Cost $39,480)	8.00%	01/27/2022		40	37,540
KAR Auction Services, Inc.,
Term Loan B-2	4.19%	03/11/2021		727	734,934
Term Loan B-3	4.50%	03/09/2023		7,968	8,080,204
Karman Buyer Corp.,
Second Lien Term Loan	7.50%	07/25/2022		2,649	2,596,800
Term Loan	4.25%	07/25/2021		10,377	10,349,182
Kronos Inc., Term Loan	5.03%	11/01/2023		5,716	5,792,371
Learning Care Group (US) No. 2 Inc., Term Loan(d)	—	05/05/2021		3,080	3,110,800
Lonestar Intermediate Super Holdings, LLC, Term Loan	10.00%	08/31/2021		5,676	5,945,622
Peak 10, Inc., Second Lien Term Loan	8.28%	06/17/2022		788	749,559
Prime Security Services Borrower, LLC,
Revolver Loan(c)	0.00%	05/02/2022		3,829	3,826,665
Term Loan B-1	4.25%	05/02/2022		8,963	9,062,134
ServiceMaster Company, Term Loan C	3.28%	11/08/2023		2,782	2,815,494
Spin Holdco Inc., First Lien Term Loan	4.29%	11/14/2019		14,200	14,170,545
Synchronoss Technologies, Inc., Term Loan	4.08%	01/19/2024		2,826	2,840,434
TaxAct, Inc., Term Loan	7.00%	12/31/2022		2,075	2,100,998
TNS Inc., Second Lien Term Loan	9.04%	08/14/2020		231	229,477
Trans Union, LLC, Term Loan B-2	3.28%	04/09/2023		5,992	6,065,805
U.S. Security Associates Holdings, Inc., Term Loan	6.00%	07/14/2023		2,185	2,217,606
Ventia Deco LLC, Term Loan B	5.00%	05/21/2022		1,926	1,954,829
Wash MultiFamily Acquisition Inc.,
Canadian First Lien Term Loan	4.25%	05/13/2022		893	898,552
Canadian Second Lien Term Loan (Acquired 05/04/2015; Cost $38,727)	8.00%	05/14/2023		39	38,959
First Lien Term Loan	4.25%	05/13/2022		5,099	5,130,784
Second Lien Term Loan (Acquired 05/04/2015; Cost $221,118)	8.00%	05/12/2023		222	222,436
West Corp., Term Loan B-14(d)	—	06/17/2021		3,870	3,890,956
WEX Inc., Term Loan B	4.28%	07/01/2023		6,950	7,070,938
					246,747,717

Cable & Satellite Television–4.76%
Altice US Finance I Corp., Term Loan	3.78%	01/15/2025		5,995	6,071,037
Atlantic Broadband Finance, LLC, Term Loan B	3.28%	11/30/2019		2,107	2,122,371
Charter Communications Operating, LLC, Term Loan I-1	3.03%	01/15/2024		18,090	18,228,804
CSC Holdings, LLC, Term Loan	3.77%	10/09/2024		13,477	13,640,246
ION Media Networks, Inc., Term Loan B-2	4.50%	12/18/2020		9,025	9,172,101

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco  Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Cable & Satellite Television–(continued)
MCC Iowa LLC, Term Loan H	3.25%	01/29/2021		$3,194	$3,221,032
Mediacom Illinois, LLC, Term Loan K	3.00%	02/15/2024		4,607	4,636,130
Numericable-SFR S.A. (France), Term Loan B-10	4.29%	01/14/2025		8,634	8,711,285
Quebecor Media Inc. (Canada), Term Loan B-1	3.54%	08/17/2020		5,091	5,119,707
Telenet Finance USD LLC,
Term Loan AE	3.25%	01/31/2025	EUR	610	654,884
Term Loan AF	3.77%	01/31/2025		5,583	5,641,281
UPC Financing Partnership, Term Loan AP	3.52%	04/15/2025		18,504	18,586,867
Virgin Media Investment Holdings Ltd. (United Kingdom), Term Loan I	3.52%	01/31/2025		17,607	17,704,047
WaveDivision Holdings, LLC, Term Loan	3.60%	10/14/2019		686	690,182
WideOpenWest Finance LLC, Term Loan B	4.55%	08/19/2023		7,772	7,839,602
Ziggo Secured Finance Partnership, Term Loan E(d)	—	04/15/2025		6,244	6,272,694
					128,312,270

Chemicals & Plastics–1.69%
Alpha US Bidco, Inc., Term Loan B-1(d)	—	01/31/2024		2,007	2,030,910
Axalta Coating Systems US Holdings Inc., Term Loan B-1	3.50%	02/01/2023		2,135	2,165,275
Charter NEX US Holdings, Inc., First Lien Term Loan	5.25%	02/05/2022		1,513	1,520,833
Chemours Co. (The), Term Loan B	3.79%	05/12/2022		735	742,094
Colouroz Investment LLC (Germany),
First Lien Term Loan B-2	4.50%	09/07/2021		4,084	4,114,924
Second Lien Term Loan B-2	8.25%	09/05/2022		4,949	4,964,445
Term Loan C	4.50%	09/07/2021		675	680,245
Constantinople Acquisition GmbH (Austria), Term Loan B-2-A	4.00%	04/30/2022		470	473,401
Gemini HDPE LLC, Term Loan	4.04%	08/06/2021		3,404	3,454,594
HII Holding Corp., First Lien Term Loan	4.25%	12/20/2019		1,994	2,006,262
Ineos Holdings Ltd., Term Loan(d)	—	02/28/2024	EUR	1,282	1,365,533
Inovyn Finance PLC (United Kingdom), Term Loan B	4.50%	05/15/2021	EUR	144	155,042
MacDermid, Inc.,
Term Loan B-4	5.00%	06/07/2023		2,044	2,070,458
Term Loan B-5	4.50%	06/07/2020		142	144,322
Otter Products, LLC, Term Loan B	5.75%	06/03/2020		3,968	3,950,674
Oxea Finance LLC, First Lien Term Loan B-2	4.25%	01/15/2020		9,230	9,149,573
Prolampac IPG Borrower LLC, Term Loan	5.06%	11/18/2023		1,597	1,626,849
Royal Holdings, Inc.,
Second Lien Term Loan	8.50%	06/19/2023		364	366,082
Term Loan	4.25%	06/17/2022		746	752,741
Tata Chemicals North America Inc., Term Loan	3.75%	08/07/2020		1,968	1,975,182
Versum Materials, Term Loan	3.50%	09/30/2023		1,920	1,946,916
					45,656,355

Clothing & Textiles–0.73%
ABG Intermediate Holdings 2 LLC,
First Lien Term Loan B-1	5.00%	05/27/2021		3,057	3,095,116
Second Lien Term Loan (Acquired 05/27/2014-07/12/2016; Cost $2,691,842)	9.50%	05/27/2022		2,712	2,752,194
Ascena Retail Group, Inc., Term Loan B	5.31%	08/21/2022		4,144	3,780,082
Oak Parent, Inc., Term Loan	5.50%	10/26/2023		2,948	2,973,833
Samsonite IP Holdings, S.a.r.l. (Luxembourg), Term Loan B	3.03%	08/01/2023		1,752	1,772,476
Varsity Brands Holding Co., Inc., Term Loan	5.00%	12/10/2021		5,197	5,287,783
					19,661,484

Conglomerates–0.04%
Penn Engineering & Manufacturing Corp., Incremental Term Loan B	4.04%	08/29/2021		958	963,266

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco  Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Conglomerates–(continued)
Spectrum Brands, Inc., Term Loan B	3.40%	06/23/2022		$24	$23,884
					987,150

Containers & Glass Products–2.99%
Berlin Packaging, LLC,
Second Lien Term Loan	7.75%	09/30/2022		760	770,939
Term Loan	4.50%	10/01/2021		6,433	6,499,267
Berry Plastics Group, Inc.,
Term Loan I(d)	—	10/01/2022		2,630	2,651,960
Term Loan J(d)	—	01/19/2024		1,396	1,407,215
Term Loan L	3.02%	01/06/2021		1,916	1,927,615
Consolidated Container Co. LLC, Term Loan	5.00%	07/03/2019		370	370,183
Coveris Holdings S.A., Term Loan B-1	4.50%	05/08/2019		3,621	3,636,527
Duran Group (Germany),
Term Loan C (Acquired 07/15/2015; Cost $2370,064)	8.25%	11/28/2019		2,370	2,358,214
Term Loan D-2 (Acquired 09/20/2016; Cost $22,899,970)	8.51%	11/28/2019		22,999	22,884,221
Flex Acquisition Co., Inc., Term Loan	4.25%	12/29/2023		3,252	3,279,625
Fort Dearborn Holding Co., Inc.,
First Lien Term Loan	5.00%	10/19/2023		5,146	5,213,688
Second Lien Term Loan	9.50%	10/19/2024		393	402,243
Hoffmaster Group, Inc., First Lien Term Loan	5.50%	11/21/2023		3,864	3,925,515
Libbey Glass, Inc., Term Loan	3.77%	04/09/2021		617	622,916
Multi Packaging Solutions, Inc.,
Term Loan C	4.25%	09/30/2020		1,955	1,959,636
Term Loan D	4.25%	10/14/2023		1,009	1,011,034
Ranpak Corp.,
Second Lien Term Loan	8.25%	10/03/2022		415	400,282
Term Loan B-1	4.25%	10/01/2021		563	566,836
Reynolds Group Holdings Inc., Incremental Term Loan	3.78%	02/05/2023		15,859	16,010,763
SIG Combibloc PurchaseCo S.a.r.l., Term Loan	3.75%	03/13/2022	EUR	204	219,880
Tekni-Plex, Inc.,
Second Lien Term Loan	8.75%	06/01/2023		463	463,361
Term Loan B-1	4.54%	06/01/2022		546	548,834
TricorBraun, Inc.,
Delayed Draw Term Loan(c)	0.00%	11/30/2023		312	311,753
Term Loan	4.75%	11/30/2023		3,080	3,117,529
					80,560,036

Cosmetics & Toiletries–1.00%
Coty Inc.,
Incremental Term Loan B	3.28%	10/27/2022		4,699	4,759,892
Term Loan A	2.28%	10/27/2020		3,633	3,623,739
Galleria Co., Term Loan B	3.81%	09/29/2023		6,278	6,319,623
Prestige Brands, Inc., Term Loan B-4	3.53%	01/26/2024		8,504	8,623,509
Revlon Consumer Products Corp., Term Loan B	4.28%	09/07/2023		3,495	3,522,454
					26,849,217

Drugs–1.58%
Alpha BidCo S.A.S.,(France)
Term Loan B-1(d)	—	01/29/2023	EUR	544	586,046
Term Loan B-2(d)	—	01/29/2023	EUR	233	251,313
BPA Laboratories,
First Lien Term Loan	3.54%	04/29/2020		1,202	1,017,837
Second Lien Term Loan	3.54%	04/29/2020		1,045	616,716

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco  Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Drugs–(continued)
Catalent Pharma Solutions Inc., Term Loan	3.75%	05/20/2021		$6,764	$6,855,342
Endo Pharmaceuticals Holdings Inc., Incremental Term Loan B	3.81%	09/25/2022		4,797	4,822,758
Grifols Worldwide Operations USA, Inc., Term Loan B(d)	—	01/31/2025		18,204	18,290,962
Valeant Pharmaceuticals International, Inc. (Canada),
Series C-2, Term Loan B	5.28%	12/11/2019		6,342	6,380,987
Series E-1, Term Loan B	5.27%	08/05/2020		3,756	3,783,625
					42,605,586

Ecological Services & Equipment–0.89%
Advanced Disposal Services Inc., Term Loan B-3	3.50%	11/10/2023		10,330	10,448,614
Casella Waste Systems, Inc., Term Loan	4.00%	10/17/2023		1,106	1,114,634
PHM France Holdco 19 S.A.S. (France), Term Loan B-2	3.75%	10/30/2020	EUR	161	173,443
PSSI Holdings LLC, Term Loan	4.75%	12/02/2021		2,596	2,640,966
Waste Industries USA, Inc., Term Loan B	3.53%	02/27/2020		6,987	7,039,759
WCA Waste Corp., Term Loan	3.52%	08/11/2023		2,590	2,603,763
					24,021,179

Electronics & Electrical–11.24%
4L Technologies Inc., Term Loan	5.51%	05/08/2020		11,535	11,134,987
Blackboard, Inc., Term Loan B-4	6.02%	06/30/2021		7,146	7,205,834
Cavium, Inc., Term Loan B	3.78%	08/16/2022		4,447	4,493,527
CommScope, Inc., Term Loan 5	3.28%	12/29/2022		4,586	4,637,536
Compuware Corp., Term Loan B-3	5.25%	12/15/2021		2,978	2,985,802
Dell International LLC,
Term Loan A-2	3.04%	09/07/2021		10,479	10,514,027
Term Loan B	4.04%	09/07/2023		18,879	19,028,368
Diamond US Holding LLC, Term Loan	4.75%	12/17/2021		2,434	2,448,841
Diebold, Inc., Term Loan B	5.31%	11/06/2023		4,839	4,925,776
Go Daddy Operating Co., LLC,
Delayed Draw Term Loan(c)	0.00%	02/15/2024		12,282	12,282,165
Term Loan(d)	—	02/08/2018	EUR	19,050	20,080,707
Term Loan	3.27%	02/15/2024		2,629	2,638,762
Hyland Software, Inc., Term Loan	4.03%	07/01/2022		460	467,105
Interoute Finco PLC (Luxembourg), Term Loan	3.75%	11/14/2023	EUR	748	803,695
LanDesk Group, Inc., Term Loan	5.25%	01/20/2024		541	545,169
Lattice Semiconductor Corp., Term Loan	5.51%	03/10/2021		4,162	4,161,598
Lully Finance LLC,
First Lien Term Loan B-3	4.50%	10/14/2022		1,489	1,494,312
First Lien Term Loan B-4(d)	—	10/16/2022	EUR	1,193	1,286,290
Second Lien Term Loan B-1	9.50%	10/16/2023		1,281	1,285,798
Second Lien Term Loan B-4 (Acquired 11/30/2016; Cost $587,965)	7.25%	10/16/2023	EUR	555	593,593
MA Finance Co., LLC,
Term Loan B-2	4.79%	11/19/2021		991	1,002,997
Term Loan C	4.79%	11/20/2019		6,292	6,354,568
MACOM Technology Solutions Holdings, Inc., Term Loan	4.52%	05/07/2021		3,055	3,076,213
Mediaocean LLC, Term Loan	5.25%	08/15/2022		3,854	3,911,502
Meter Reading Holding, LLC, Term Loan (Acquired 08/19/2016; Cost $4,009,650)	6.80%	08/29/2023		4,067	4,168,472
Micron Technology, Inc, Term Loan	4.54%	04/26/2022		3,339	3,388,779
Microsemi Corp., Term Loan B	3.03%	01/15/2023		6,830	6,891,798
Mirion Technologies, Inc., Term Loan	5.75%	03/31/2022		2,592	2,588,149
MKS Instruments, Inc., Term Loan B-2	3.53%	05/01/2023		4,752	4,812,415

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco  Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Electronics & Electrical–(continued)
MSC Software Corp.,
First Lien Term Loan (Acquired 05/28/2014; Cost $310,777)	5.00%	05/29/2020		$312	$313,255
Second Lien Term Loan	8.50%	06/01/2021		803	804,623
MTS Systems, Term Loan B	5.03%	07/05/2023		1,982	2,010,263
NeuStar, Inc., Term Loan A	4.03%	01/22/2019		4,873	4,869,804
Oberthur Technologies of America Corp.,
Term Loan B-1	3.75%	12/15/2023	EUR	4,168	4,471,455
Term Loan B-2(c)	0.00%	12/15/2023	EUR	4,744	5,025,585
Term Loan B-1	4.70%	12/14/2023		1,727	1,747,061
Term Loan B-2(c)	0.00%	12/15/2023		2,831	2,831,444
Omnitracs, Inc.,
Second Lien Term Loan	8.75%	05/25/2021		311	313,285
Term Loan	4.75%	11/25/2020		5,472	5,537,691
ON Semiconductor Corp., Term Loan	4.03%	03/31/2023		16,859	17,052,694
Optiv Inc.,
Second Lien Term Loan	8.25%	01/31/2025		654	664,527
Term Loan	4.25%	02/01/2024		4,996	5,036,787
Quest Software US Holdings Inc., Term Loan	7.00%	10/31/2022		9,236	9,409,804
Ramundsen Holdings, LLC,
Second Lien Term Loan	9.50%	02/01/2025		261	265,077
Term Loan	5.25%	02/01/2024		643	651,433
Riverbed Technology, Inc., First Lien Term Loan	4.25%	04/25/2022		825	833,367
Rocket Software, Inc.,
Second Lien Term Loan	10.50%	10/14/2024		978	993,528
Term Loan	5.25%	10/14/2023		6,965	7,075,735
RP Crown Parent, LLC, Term Loan	4.50%	10/12/2023		1,522	1,538,886
SS&C Technologies Inc.,
Term Loan B-1	4.03%	07/08/2022		5,918	5,957,907
Term Loan B-2	4.03%	07/08/2022		568	571,761
Sybil Software LLC, Term Loan	5.00%	09/30/2022		10,299	10,471,245
Tempe Holdco Corp., Term Loan B	4.03%	12/01/2023		4,542	4,604,216
TTM Technologies, Inc., Term Loan B	5.25%	05/31/2021		4,498	4,579,032
Vantiv, LLC, Term Loan B	3.27%	10/14/2023		1,083	1,097,657
Verifone, Inc., Term Loan B	3.54%	07/08/2021		3,609	3,629,328
Veritas US Inc.,
Term Loan B-1	6.63%	01/27/2023	EUR	11,404	12,161,863
Term Loan B-1	6.63%	01/27/2023		4,033	4,034,197
VF Holding Corp, Term Loan B-1	4.25%	06/30/2023		2,515	2,540,436
Western Digital Corp., Term Loan B-1	4.53%	04/29/2023		23,229	23,403,424
Zebra Technologies Corp., Term Loan	3.45%	10/27/2021		9,125	9,252,392
					302,958,547

Equipment Leasing–0.08%
Delos Finance S.a.r.l., Term Loan	3.50%	10/06/2023		433	437,746
Flying Fortress Inc., Term Loan	3.25%	10/30/2022		694	700,698
IBC Capital US LLC, Term Loan	4.98%	09/09/2021		1,026	1,012,169
					2,150,613

Financial Intermediaries–1.02%
Bankruptcy Management Solutions, Inc., Term Loan B (Acquired 06/27/2013; Cost $20,790)	7.00%	06/27/2018		21	19,277
Black Knight InfoServ, LLC, Term Loan B	3.06%	05/27/2022		1,213	1,219,542
iPayment Inc., Term Loan	6.75%	05/08/2017		5,977	5,932,545

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco  Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Financial Intermediaries–(continued)
LPL Holdings, Inc., Term Loan B (Acquired 11/20/2015; Cost $16,309)	4.78%	11/20/2022		$16	$16,705
MoneyGram International, Inc., Term Loan	4.25%	03/27/2020		9,146	9,157,599
RJO Holdings Corp., Term Loan	9.54%	12/10/2017		1,423	1,394,142
RPI Finance Trust, Term Loan B-5	3.50%	10/14/2022		3,736	3,782,760
SAM Finance Lux S.a r.l. (Luxembourg), Term Loan(d)	—	12/17/2020		507	512,763
Stiphout Finance LLC,
Second Lien Term Loan (Acquired 07/21/2015; Cost $90,800)	9.00%	10/26/2023		91	90,285
Term Loan	4.75%	10/26/2022		2,959	2,976,663
TMF Group Holdco B.V. (Netherlands), Term Loan B	4.00%	09/30/2023	EUR	2,094	2,261,234
					27,363,515

Food & Drug Retailers–1.37%
Adria Group Holding B.V. (Netherlands), PIK Term Loan(f)	10.50%	06/04/2018	EUR	7,621	2,307,726
Albertsons, LLC,
Term Loan B-4	3.78%	08/25/2021		12,877	13,050,260
Term Loan B-5	4.25%	12/21/2022		6,687	6,787,745
Term Loan B-6	4.30%	06/22/2023		6,467	6,568,222
Pret A Manger (United Kingdom), Term Loan B-2	5.36%	06/20/2022	GBP	1,750	2,201,346
Rite Aid Corp.,
Second Lien Term Loan 1	5.75%	08/21/2020		2,637	2,652,162
Second Lien Term Loan 2	4.88%	06/21/2021		2,911	2,927,969
Supervalu Inc., Term Loan	5.50%	03/21/2019		405	408,697
					36,904,127

Food Products–2.75%
AdvancePierre Foods, Inc., Term Loan B	4.00%	06/02/2023		4,342	4,407,536
Candy intermediate Holdings, Inc., Term Loan	5.50%	06/15/2023		4,018	4,053,069
Chefs’ Warehouse Parent, LLC, Term Loan	6.75%	06/22/2022		1,684	1,702,358
CSM Bakery Supplies LLC,
First Lien Term Loan	5.00%	07/03/2020		15	14,356
Second Lien Term Loan	8.76%	07/03/2021		2,515	2,133,981
Dole Food Co., Inc., Term Loan B	4.55%	11/01/2018		8,371	8,410,843
Hearthside Group Holdings, LLC,
Revolver Loan(c)	0.00%	06/02/2019		2,701	2,696,756
Term Loan	4.00%	06/21/2021		1,112	1,120,683
Hostess Brands, LLC, Term Loan B	4.00%	08/03/2022		157	159,711
Jacobs Douwe Egberts International B.V., Term Loan B-1	3.50%	07/02/2022		6,563	6,633,909
JBS USA Lux S.A., Term Loan	3.28%	10/30/2022		21,878	22,033,082
Keurig Green Mountain, Inc., Term Loan B	5.27%	03/03/2023		6,570	6,659,153
NBTY, Inc., Term Loan B-1(d)	—	05/05/2023		2,785	2,807,384
Pinnacle Foods Finance LLC, Term Loan(d)	—	02/02/2024		6,593	6,635,783
Post Holdings, Inc., Revolver Loan(c)	0.00%	01/29/2019		3,566	3,559,205
QCE LLC, PIK Term Loan(f)	10.00%	06/30/2019		6	505
Shearer’s Foods, LLC,
First Lien Term Loan	4.94%	06/30/2021		502	504,432
Second Lien Term Loan	7.75%	06/30/2022		457	449,875
					73,982,621

Food Service–1.89%
Aramark Services, Inc., Term Loan E	3.36%	09/07/2019		937	947,871
Focus Brands, Inc., Term Loan	5.00%	10/05/2023		776	788,372
Landry’s, Inc., Term Loan B	4.03%	10/04/2023		3,043	3,080,772
New Red Finance, Inc., Term Loan B-3	3.25%	02/16/2024		5,580	5,585,672

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco  Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Food Service–(continued)
Pizza Hut Holdings, LLC, Term Loan B	3.53%	06/16/2023		$2,207	$2,239,577
Red Lobster Management, LLC, Term Loan	6.25%	07/28/2021		3,482	3,534,421
Restaurant Holding Co., LLC, First Lien Term Loan	8.75%	02/28/2019		1,730	1,675,700
Steak ‘n Shake, Inc., Term Loan	4.75%	03/19/2021		2,583	2,608,938
TKC Holdings, Inc., Term Loan	4.75%	02/01/2024		4,166	4,207,120
TMK Hawk Parent, Corp.,
First Lien Term Loan	5.25%	10/01/2021		2,316	2,339,509
Second Lien Term Loan (Acquired 10/01/2014; Cost $1,075,664)	8.50%	10/01/2022		1,083	1,077,828
Term Loan B-1(d)	—	10/01/2021		1,589	1,604,408
US Foods, Inc., Incremental Term Loan	3.53%	06/27/2023		20,975	21,265,751
					50,955,939

Health Care–4.38%
Acadia Healthcare Co., Inc.,
Incremental Term Loan B	3.78%	02/11/2022		1,622	1,636,856
Term Loan B-2	3.78%	02/16/2023		7,659	7,736,843
BSN Medical Luxembourg Holding S.a.r.l. (Luxembourg), Second Lien Term Loan (Acquired 05/10/2016; Cost $2,313,896)	8.00%	07/23/2024	EUR	2,000	2,139,987
CareCore National, LLC, Term Loan	5.50%	03/05/2021		8,617	8,670,900
Community Health Systems, Inc.,
Incremental Term Loan F	4.27%	12/31/2018		3,038	3,035,443
Incremental Term Loan G	3.80%	12/31/2019		3,516	3,492,810
Revolver Loan(c)	0.00%	01/27/2019		1,733	1,725,477
Revolver Loan	5.25%	01/27/2019		241	239,759
Convatec Inc., Term Loan B	3.25%	10/31/2023		637	643,234
DJO Finance LLC, Term Loan	4.25%	06/07/2020		8,019	7,901,369
Elsan Groupe S.A.S. (France), Term Loan B-2(d)	—	07/21/2022	EUR	1,347	1,451,644
Envision Healthcare Corp., Term Loan	4.00%	12/01/2023		4,385	4,450,268
Explorer Holdings, Inc., Term Loan	6.03%	05/02/2023		1,753	1,780,707
Greatbatch Ltd., Term Loan B	5.25%	10/27/2022		3,432	3,466,714
HC Group Holdings III, Inc., Term Loan	6.00%	04/07/2022		5,018	4,879,807
HCA, Inc.,
Revolver Loan(d)	—	02/26/2019		5,789	5,702,104
Term Loan B-6	4.03%	03/18/2023		5,405	5,454,473
inVentiv Group Holdings, Inc., Term Loan	4.80%	11/09/2023		4,374	4,411,004
Kindred Healthcare, Inc., Term Loan	4.31%	04/09/2021		1,140	1,136,428
Kinetic Concepts, Inc., Term Loan(d)	—	02/03/2024		9,471	9,482,495
MPH Acquisition Holdings LLC, Term Loan B	5.00%	06/07/2023		15,743	16,010,184
National Surgical Hospitals, Inc., Term Loan (Acquired 05/15/2015; Cost $1,749,092)	4.50%	06/01/2022		1,756	1,766,737
Surgery Center Holdings, Inc., Term Loan(d)	—	11/03/2020		1,720	1,733,304
Surgical Care Affiliates, Inc., Term Loan	3.75%	03/17/2022		6,022	6,044,756
Team Health Holdings, Inc., Term Loan	3.75%	02/06/2024		7,617	7,605,064
Unilabs Diagnostics AB (Sweden), Revolver Loan(c)	0.00%	03/31/2021	EUR	1,850	1,783,488
Western Dental Services, Inc., Term Loan	7.50%	11/01/2018		3,709	3,699,434
					118,081,289

Home Furnishings–0.55%
Comfort Holding, LLC,
Second Lien Term Loan(d)	—	02/03/2025		947	916,786
Term Loan(d)	—	02/03/2024		3,392	3,407,696
Serta Simmons Bedding, LLC, Term Loan	4.54%	11/08/2023		10,131	10,190,520
Zodiac Pool Solutions LLC, Term Loan	5.50%	12/20/2023		311	314,342
					14,829,344

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco  Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Industrial Equipment–2.10%
Accudyne Industries LLC,
Revolver Loan(c)	0.00%	09/13/2019		$4,465	$4,040,800
Term Loan	4.00%	12/13/2019		7,798	7,466,723
Columbus McKinnon Corp., Term Loan	4.00%	01/31/2024		1,003	1,011,019
Crosby US Acquisition Corp.,
First Lien Term Loan	4.05%	11/23/2020		7,104	6,558,217
Second Lien Term Loan	7.05%	11/22/2021		1,620	1,293,152
Doosan Infracore International, Inc., Term Loan B	4.50%	05/28/2021		4,498	4,565,818
Filtration Group Corp.,
First Lien Term Loan	4.30%	11/20/2020		2,660	2,687,030
Incremental Term Loan B(c)	0.00%	11/21/2020		2,825	2,824,899
Generac Power System, Inc., Term Loan	3.75%	05/31/2023		1,802	1,825,883
Milacron LLC, Term Loan B(d)	—	09/28/2023		7,239	7,286,243
MX Holdings US, Inc., Term Loan B-1-B	3.53%	08/16/2023		2,800	2,832,288
North American Lifting Holdings, Inc., First Lien Term Loan	5.50%	11/27/2020		3,469	3,235,007
Rexnord LLC, Term Loan B	3.77%	08/21/2023		8,400	8,459,986
Tank Holding Corp., Term Loan	5.26%	03/16/2022		1,161	1,162,461
Terex Corp., Term Loan	3.54%	01/31/2024		1,375	1,383,570
					56,633,096

Insurance–0.21%
AmWINS Group, Inc.,
Second Lien Term Loan	7.75%	01/25/2025		374	381,271
Term Loan	3.75%	01/25/2024		5,176	5,213,821
York Risk Services Holding Corp., Term Loan	4.75%	10/01/2021		37	36,513
					5,631,605

Leisure Goods, Activities & Movies–3.03%
Alpha Topco Ltd.(United Kingdom),
Second Lien Term Loan	8.07%	07/29/2022		7,388	7,430,538
Term Loan B-3	5.07%	07/30/2021		13,774	13,834,949
AMC Entertainment, Inc.,
Incremental Term Loan B	3.53%	12/15/2023		4,397	4,451,747
Term Loan B	3.52%	12/15/2022		3,634	3,680,313
Ancestry.com Operations Inc., Term Loan B	4.25%	10/19/2023		515	522,104
Bright Horizons Family Solutions, Inc., Incremental Term Loan	3.52%	11/07/2023		4,436	4,495,278
Cinemark USA, Inc., Term Loan	3.09%	05/08/2022		1,736	1,762,927
CWGS Group, LLC, Term Loan	4.52%	11/08/2023		6,330	6,395,475
Dorna Sports, S.L. (Spain), Term Loan B	3.50%	04/30/2021	EUR	2,082	2,224,742
Equinox Holdings Inc.,
First Lien Term Loan	6.50%	01/31/2020		503	504,324
Revolver Loan (Acquired 04/14/2014-11/05/2014; Cost $1,857,303)(c)	0.00%	02/01/2018		1,866	1,679,639
Fitness International, LLC, Term Loan B	6.00%	07/01/2020		5,714	5,778,687
Lions Gate Entertainment Corp. (Canada), Term Loan B	3.77%	12/08/2023		3,094	3,124,182
Live Nation Entertainment, Inc., Term Loan B-2	3.31%	10/31/2023		1,404	1,423,434
Regal Cinemas Corp., Term Loan	3.28%	04/01/2022		5,257	5,316,168
Richmond UK Bidco Ltd. (United Kingdom), Term Loan B(d)	—	03/31/2024	GBP	589	744,937
Sabre GLBL Inc., Term Loan B-3	3.53%	02/22/2024		1,230	1,242,295
Seaworld Parks & Entertainment, Inc., Term Loan B-2	3.25%	05/14/2020		5,910	5,903,981
Six Flags Theme Parks, Inc., Term Loan B	3.25%	06/30/2022		1,129	1,141,467
Travel Leaders Group, LLC, Term Loan	6.03%	01/25/2024		536	544,536

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco  Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Leisure Goods, Activities & Movies–(continued)
UFC Holdings, LLC,
First Lien Term Loan	4.25%	08/18/2023		$6,887	$6,945,605
Second Lien Term Loan	8.50%	08/18/2024		2,441	2,513,740
					81,661,068

Lodging & Casinos–3.52%
B&B Hotels S.A.S. (France), Term Loan B	6.00%	03/14/2023	EUR	4,500	4,844,766
Belmond Interfin Ltd. (Bermuda), Term Loan	4.00%	03/21/2021		3,380	3,409,725
Boyd Gaming Corp., Term Loan B-2	3.71%	09/15/2023		2,711	2,745,709
Caesars Entertainment Resort Properties, LLC, Term Loan B(d)	—	10/11/2020		860	869,314
Caesars Growth Properties Holdings, LLC, Term Loan B	6.25%	05/08/2021		6,906	6,963,070
ESH Hospitality, Inc., Term Loan	3.78%	08/30/2023		5,669	5,717,519
Four Seasons Holdings Ltd. (Canada), First Lien Term Loan	4.00%	11/30/2023		7,720	7,840,699
Harrah’s Operating Co., Inc., Term Loan B-6(g)	1.50%	03/01/2017		10,785	12,348,448
Hilton Worldwide Finance, LLC,
Term Loan	3.50%	10/26/2020		604	608,650
Term Loan B-2	3.28%	10/25/2023		8,206	8,260,287
La Quinta Intermediate Holdings LLC, Term Loan	3.77%	04/14/2021		12,665	12,763,614
Penn National Gaming, Inc., Term Loan B(d)	—	01/19/2024		215	217,035
Scientific Games International, Inc.,
Revolver Loan(c)	0.00%	10/18/2018		4,575	4,453,334
Term Loan B-3	4.85%	10/01/2021		10,778	10,962,148
Station Casinos LLC, Term Loan B	3.28%	06/08/2023		5,535	5,570,172
Tackle Group S.a.r.l. (Germany), Term Loan B	6.50%	08/08/2022	EUR	1,023	1,105,758
Twin River Management Group, Inc., Term Loan	4.50%	07/10/2020		6,222	6,319,604
					94,999,852

Nonferrous Metals & Minerals–0.24%
American Rock Salt Co. LLC,
First Lien Term Loan	4.75%	05/20/2021		2,523	2,532,737
First Lien Term Loan	4.75%	05/20/2021		343	344,692
Arch Coal Inc., Exit Term Loan	10.00%	10/05/2021		1,644	1,664,612
Corialis Group, Ltd. (United Kingdom), Term Loan B-1(d)	—	02/02/2024	EUR	390	420,148
Dynacast International LLC,
First Lien Term Loan B-1	4.50%	01/28/2022		333	336,701
Second Lien Term Loan (Acquired 01/30/2015; Cost $24,980)	9.50%	01/30/2023		25	25,167
EP Minerals, LLC, Term Loan	5.55%	08/20/2020		1,145	1,142,061
					6,466,118

Oil & Gas–4.47%
Ameriforge Group Inc., First Lien Term Loan	5.00%	12/19/2019		67	44,365
Ascent Resources — Marcellus, LLC, First Lien Term Loan	5.28%	08/04/2020		5,501	3,947,017
Bronco Midstream Funding, LLC, Term Loan	5.06%	08/17/2020		5,227	5,275,911
California Resources Corp., Term Loan	11.38%	12/31/2021		2,139	2,419,209
Citgo Holdings Inc., Term Loan	9.50%	05/12/2018		8,806	8,977,713
Citgo Petroleum Corp., Term Loan B	4.50%	07/29/2021		1,151	1,160,687
Crestwood Holdings LLC, Term Loan B-1	9.00%	06/19/2019		4,733	4,730,501
Drillships Financing Holding Inc., Term Loan B-1	6.06%	03/31/2021		8,929	7,370,704
Energy Transfer Equity, L.P., Term Loan	3.53%	02/02/2024		727	730,511
Fieldwood Energy LLC,
Term Loan	3.88%	09/28/2018		4,426	4,234,751
Term Loan	8.00%	08/31/2020		4,305	4,132,788
Floatel International Ltd., Term Loan	6.00%	06/27/2020		7,504	6,628,762

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco  Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Oil & Gas–(continued)
Gulf Finance, LLC, Term Loan B	6.25%	08/25/2023		$9,048	$9,213,945
HGIM Corp., Term Loan B	5.50%	06/18/2020		8,504	7,079,844
Jonah Energy LLC, Second Lien Term Loan	7.50%	05/12/2021		3,533	3,453,036
Osum Production Corp. (Canada), Term Loan	6.50%	07/31/2020		4,254	3,647,379
Pacific Drilling S.A. (Luxembourg), Term Loan	4.50%	06/03/2018		2,493	1,147,717
Paragon Offshore Finance Co. (Cayman Islands), Term Loan(g)	5.50%	07/16/2021		2,525	991,244
Petroleum GEO-Services ASA, Term Loan	3.50%	03/19/2021		10,417	8,919,583
Samchully Midstream 3 LLC, Term Loan	5.75%	10/20/2021		3,555	3,519,527
Samson Investment Co., Second Lien Term Loan 1(e)(g)	0.00%	09/25/2018		10,513	3,180,140
Seadrill Operating L.P., Term Loan	4.00%	02/21/2021		21,849	16,471,739
Seventy Seven Operating LLC, Term Loan	3.78%	06/25/2020		2,397	2,388,011
Southcross Energy Partners, L.P., Term Loan	5.25%	08/04/2021		1,855	1,585,695
Targa Resources Corp., Term Loan	5.75%	02/25/2022		970	981,139
Veresen Midstream US LLC, Term Loan B-1	5.25%	03/31/2022		2,695	2,728,967
Weatherford International Ltd. (Bermuda), Term Loan	3.09%	07/13/2020		5,527	5,451,140
					120,412,025

Publishing–1.22%
Getty Images, Inc., Revolver Loan(c)	0.00%	10/18/2017		6,893	6,634,789
Harland Clarke Holdings Corp., Term Loan B-6(d)	—	02/09/2022		464	468,005
Merrill Communications LLC, Term Loan	6.29%	06/01/2022		82	81,839
Nielsen Finance LLC, Term Loan B-3	3.27%	10/04/2023		11,222	11,369,278
ProQuest LLC, Term Loan	5.25%	10/24/2021		3,161	3,198,217
Tribune Media Co., Term Loan C	3.78%	01/27/2024		11,053	11,177,654
					32,929,782

Radio & Television–1.95%
E.W. Scripps Co. (The), Term Loan B	3.29%	11/26/2020		3,208	3,233,874
iHeartCommunications, Inc.,
Term Loan D	7.53%	01/30/2019		15,666	13,679,899
Term Loan E	8.28%	07/31/2019		29,570	25,725,935
Sinclair Television Group Inc., Term Loan B	3.04%	01/03/2024		9,770	9,800,335
					52,440,043

Retailers (except Food & Drug)–3.88%
Action Holding B.V. (Netherlands), Term Loan B	4.25%	02/25/2022	EUR	795	860,707
Bass Pro Group, LLC, Term Loan	5.97%	12/16/2023		12,651	12,179,458
BJ’s Wholesale Club, Inc., Term Loan B(d)	—	02/03/2024		2,810	2,793,596
Burlington Coat Factory Warehouse Corp., Term Loan B-4(d)	—	08/13/2021		1,950	1,944,150
CDW LLC, Term Loan	3.25%	08/17/2023		3,483	3,503,778
Cortefiel, S.A.(Spain),
PIK Term Loan B-1(f)	1.00%	03/21/2018	EUR	1,003	757,687
PIK Term Loan B-2(f)	1.00%	03/21/2018	EUR	1,094	826,453
PIK Term Loan B-3(f)	1.00%	03/21/2018	EUR	508	383,514
PIK Term Loan B-3(f)	1.00%	03/21/2018	EUR	1,396	1,054,653
David’s Bridal, Inc., Term Loan	5.25%	10/11/2019		2,374	2,127,707
Fullbeauty Brands Holdings Corp., Term Loan	5.75%	10/14/2022		5,528	4,740,514
J. Crew Group, Inc., Term Loan	4.00%	03/05/2021		793	457,861
Jill Acquisition LLC, Term Loan	6.04%	05/08/2022		1,367	1,351,157
Lands’ End, Inc., Term Loan B	4.25%	04/02/2021		5,286	3,995,851
Michaels Stores, Inc., Term Loan B-1(d)	—	01/28/2023		1,543	1,541,189
Moran Foods LLC, Term Loan	7.00%	12/05/2023		4,270	4,248,884

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco  Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Retailers (except Food & Drug)–(continued)
National Vision, Inc.,
First Lien Revolver Loan(c)	0.00%	03/13/2019		$3,004	$2,553,693
First Lien Term Loan(d)	—	03/13/2021		1,866	1,870,230
Second Lien Term Loan	6.75%	03/13/2022		145	141,515
Payless, Inc.,
Second Lien Term Loan	8.54%	03/11/2022		2,178	325,557
Term Loan	5.04%	03/11/2021		7,368	3,768,700
Petco Animal Supplies, Inc., Second Lien Term Loan	4.29%	01/26/2023		5,345	5,162,324
Pier 1 Imports (U.S.), Inc., Term Loan	4.50%	04/30/2021		1,521	1,429,403
Savers Inc., Term Loan	5.00%	07/09/2019		5,026	4,495,759
Sears Roebuck Acceptance Corp., Term Loan	5.50%	06/30/2018		24,215	24,003,196
Toys ‘R’ Us Property Co. I, LLC, Term Loan	6.00%	08/21/2019		13,125	12,780,723
Toys ‘R’ Us-Delaware, Inc.,
Canadian Term Loan A-1	8.29%	10/24/2019		1,745	1,747,025
Term Loan A-1	8.29%	10/24/2019		2,164	2,166,311
Term Loan B-2	5.25%	05/25/2018		90	85,245
Term Loan B-3	5.25%	05/25/2018		26	24,505
Vivarte (France), Term Loan	4.00%	10/29/2019	EUR	1,488	1,252,466
					104,573,811

Steel–0.04%
Atkore International, Inc., Incremental Term Loan	4.00%	12/23/2023		1,098	1,109,982

Surface Transport–0.94%
Avis Budget Car Rental, LLC, Term Loan B	3.50%	03/15/2022		2,144	2,150,901
Kenan Advantage Group, Inc.,
Canadian Term Loan	3.78%	07/29/2022		1,943	1,949,777
Term Loan	3.78%	07/31/2022		6,391	6,412,825
PODS, LLC, Term Loan B-2	4.25%	02/02/2022		6,236	6,276,693
Stena International S.A. (Luxembourg), Term Loan	4.00%	03/03/2021		4,569	4,302,392
U.S. Shipping Corp., Term Loan B-2	5.25%	06/26/2021		3,588	3,475,501
XPO Logistics, Inc., Term Loan B-2	4.30%	10/30/2021		748	756,246
					25,324,335

Telecommunications–6.79%
Avaya Inc.,
DIP Term Loan(c)	0.00%	01/23/2018		855	854,677
DIP Term Loan	8.50%	01/23/2018		1,169	1,210,793
Communications Sales & Leasing, Inc., Term Loan B	4.00%	10/24/2022		11,656	11,732,036
Consolidated Communications, Inc.,
Incremental Term Loan(d)	—	10/05/2023		13,122	13,225,876
Term Loan	4.00%	10/05/2023		4,766	4,803,531
Coral-US Co-Borrower, LLC, Term Loan B-1	5.53%	01/03/2023		1,058	1,076,466
Fairpoint Communications, Inc., Term Loan	7.50%	02/14/2019		6,273	6,359,046
Frontier Communications Corp., Term Loan	3.29%	03/31/2021		5,502	5,373,144
GTT Communications, Inc., Term Loan	5.00%	12/13/2023		4,169	4,239,893
Hargray Communications Group, Inc., Term Loan B-1	4.75%	06/26/2019		932	942,228
Intelsat Jackson Holdings S.A., Term Loan B-2	3.75%	06/30/2019		5,021	5,001,093
Level 3 Financing Inc., Term Loan B(d)	—	02/17/2024		23,645	23,784,635
LTS Buyer LLC, First Lien Term Loan B	4.25%	04/13/2020		2,704	2,733,527
Onvoy, LLC, Term Loan	5.50%	02/10/2024		573	572,871
Rackspace Hosting, Inc., Term Loan B	4.50%	11/03/2023		2,155	2,182,170
Radiate Holdco, LLC, Term Loan	3.78%	02/01/2024		5,734	5,787,897

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco  Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)*	Value
Telecommunications–(continued)
SBA Senior Finance II LLC,
Incremental Term Loan B-1-A	3.04%	03/24/2021	$1,218	$1,225,222
Incremental Term Loan B-2	3.04%	06/10/2022	3,598	3,612,636
Sprint Communications, Inc., Term Loan	3.31%	02/03/2024	16,018	16,069,040
Syniverse Holdings, Inc.,
Term Loan	4.00%	04/23/2019	6,375	5,792,312
Term Loan	4.04%	04/23/2019	6,293	5,770,742
Telesat LLC, Term Loan B-4	3.85%	11/17/2023	16,072	16,273,156
U.S. Telepacific Corp., Term Loan	6.04%	11/25/2020	6,914	6,958,779
Windstream Services, LLC,
Term Loan B-6	4.78%	03/29/2021	13,418	13,559,337
Term Loan B-7	4.03%	02/17/2024	1,485	1,486,587
Zayo Group, LLC,
Incremental Term Loan B-1	2.78%	01/19/2021	1,786	1,804,352
Incremental Term Loan B-2	3.50%	01/19/2024	20,296	20,519,206
				182,951,252

Utilities–7.06%
APLP Holdings L.P. (Canada), Term Loan	6.00%	04/13/2023	5,910	6,000,417
Aria Energy Operating LLC, Term Loan	5.55%	05/27/2022	1,422	1,423,927
Calpine Construction Finance Co., L.P.,
Term Loan B-1(d)	—	05/03/2020	780	781,256
Term Loan B-2	3.28%	01/31/2022	12,079	12,124,402
Calpine Corp.,
Term Loan	2.60%	12/31/2019	3,145	3,148,454
Term Loan	3.07%	11/30/2017	12,614	12,636,468
Term Loan B-5	3.75%	05/27/2022	6,141	6,180,764
Term Loan B-6	3.75%	01/15/2023	8,444	8,499,159
Term Loan B-7	3.75%	05/31/2023	3,389	3,415,667
Dynegy Inc., Term Loan C-1	4.25%	06/27/2023	19,448	19,680,539
Eastern Power, LLC, Term Loan	5.00%	10/02/2021	6,636	6,710,402
Energy Future Intermediate Holding Co. LLC, Term Loan	4.30%	06/30/2017	5,016	5,037,239
Granite Acquisition, Inc.,
First Lien Term Loan B	5.00%	12/17/2021	5,462	5,527,174
First Lien Term Loan C	5.00%	12/17/2021	243	245,993
Second Lien Term Loan B (Acquired 10/15/2014; Cost $1,090,217)	8.25%	12/17/2022	1,098	1,067,790
Lightstone Holdco LLC,
Term Loan B	6.54%	01/30/2024	8,818	8,958,097
Term Loan C	6.54%	01/30/2024	840	853,152
NRG Energy Inc.,
Revolver Loan A(c)	0.00%	07/01/2018	41,372	41,213,493
Term Loan	3.03%	06/30/2023	12,764	12,825,980
Southeast PowerGen LLC, Term Loan B	4.50%	12/02/2021	1,467	1,454,638
USIC Holdings, Inc., Term Loan	4.75%	12/09/2023	5,733	5,783,297
Vistra Operations Co. LLC,
Exit Term Loan B	3.53%	08/04/2023	17,478	17,582,485
Exit Term Loan C	3.53%	08/04/2023	3,986	4,010,040
Incremental Term Loan	4.02%	12/13/2023	5,137	5,178,062
				190,338,895
Total Variable Rate Senior Loan Interests				2,397,382,748

Bonds & Notes–5.36%
Aerospace & Defense–0.18%
LMI Aerospace, Inc.	7.38%	07/15/2019	4,875	5,021,250

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco  Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Air Transport–0.22%
Mesa Airlines, Inc.(h)	5.75%	07/15/2025		$5,982	$6,011,837

Automotive–0.19%
Cooper-Standard Automotive Inc.(h)	5.63%	11/15/2026		920	931,500
Schaeffler AG (Germany)(h)	4.13%	09/15/2021		1,066	1,087,320
Schaeffler AG (Germany)(h)	4.50%	09/15/2023		1,066	1,062,002
Schaeffler AG (Germany)(h)	4.75%	09/15/2026		1,965	1,945,350
					5,026,172

Business Equipment & Services–0.34%
Dream Secured Bondco AB (Sweden)(h)(i)	7.25%	10/21/2023	EUR	2,775	2,961,632
Dream Secured Bondco AB (Sweden)(h)(i)	8.25%	10/21/2023	SEK	2,112	235,715
ICBPI (United Kingdom)(h)	7.13%	05/30/2021	EUR	1,000	1,051,454
ICBPI (United Kingdom)(h)(i)	8.00%	05/30/2021	EUR	2,250	2,433,110
ICBPI (United Kingdom)(h)	8.25%	05/30/2021	EUR	250	271,438
West Corp.(h)	4.75%	07/15/2021		2,140	2,190,825
					9,144,174

Cable & Satellite Television–1.01%
Altice Financing S.A. (Luxembourg)(h)	6.63%	02/15/2023		851	902,060
Altice Financing S.A. (Luxembourg)(h)	7.50%	05/15/2026		10,469	11,241,089
Altice US Finance I Corp.(h)	5.50%	05/15/2026		10,933	11,397,652
Numericable-SFR Group S.A. (France)(h)	6.00%	05/15/2022		555	575,812
Numericable-SFR Group S.A. (France)(h)	7.38%	05/01/2026		1,889	1,964,560
Virgin Media Investment Holdings Ltd. (United Kingdom)(h)	5.50%	08/15/2026		1,027	1,053,959
					27,135,132

Chemicals & Plastics–0.14%
Hexion Specialty Chemicals, Inc.	6.63%	04/15/2020		3,966	3,703,253

Containers & Glass Products–0.42%
Ardagh Glass Finance PLC(h)(i)	4.29%	05/15/2021		1,653	1,696,391
Ardagh Glass Finance PLC(h)	4.63%	05/15/2023		1,643	1,673,806
Ardagh Glass Finance PLC(h)	6.63%	09/15/2023	EUR	993	1,091,880
Horizon Holdings III (France)(h)	8.25%	02/15/2022	EUR	2,252	2,475,117
LA Holding B.V. (Netherlands)(h)	8.00%	10/01/2021	EUR	957	1,096,514
Reynolds Group Holdings, Inc.(h)(i)	4.52%	07/15/2021		1,868	1,921,705
Reynolds Group Holdings, Inc.	5.75%	10/15/2020		634	653,813
Silgan Holdings, Inc.(h)	3.25%	03/15/2025	EUR	684	736,586
					11,345,812

Electronics & Electrical–0.29%
Blackboard Inc.(h)	9.75%	10/15/2021		4,356	4,454,010
Dell International LLC(h)	5.45%	06/15/2023		1,385	1,501,796
Micron Technology, Inc.(h)	7.50%	09/15/2023		1,723	1,924,914
					7,880,720

Financial Intermediaries–0.65%
Cabot Financial S.A. (Luxembourg)(h)(i)	5.88%	11/15/2021	EUR	1,250	1,368,930
Cabot Financial S.A. (Luxembourg)(h)	6.50%	04/01/2021	GBP	3,000	3,853,399
Garfunkelux Holdco 3 S.A. (Luxembourg)(h)	7.50%	08/01/2022	EUR	3,220	3,615,942
Garfunkelux Holdco 3 S.A. (Luxembourg)(h)	11.00%	11/01/2023	GBP	2,000	2,573,524
Lindorff Group AB (Norway)(h)(i)	5.50%	08/15/2020	EUR	2,304	2,456,824

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco  Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Financial Intermediaries–(continued)
Nemean Bondco PLC (United Kingdom)(h)(i)	6.86%	02/01/2023	GBP	1,410	$1,723,350
Nemean Bondco PLC (United Kingdom)(h)	7.38%	02/01/2024	GBP	939	1,153,567
Promontoria MCS (France)(h)(i)	5.75%	09/30/2021	EUR	707	762,373
					17,507,909

Health Care–0.53%
Care UK Health & Social Care PLC (United Kingdom)(h)(i)	5.36%	07/15/2019	GBP	2,954	3,587,581
DJO Finance LLC(h)	8.13%	06/15/2021		$2,968	2,634,100
DJO Finance LLC	10.75%	04/15/2020		5,087	4,387,538
IDH Finance PLC (United Kingdom)(h)	6.25%	08/15/2022	GBP	1,500	1,798,457
IDH Finance PLC (United Kingdom)(h)(i)	6.36%	08/15/2022	GBP	1,500	1,780,626
					14,188,302

Insurance–0.11%
Domestic & General Group Ltd. (United Kingdom)(h)(i)	5.36%	11/15/2019	GBP	2,450	3,057,655

Lodging & Casinos–0.18%
ESH Hospitality, Inc.(h)	5.25%	05/01/2025		1,390	1,405,638
Schumann S.p.A. (Italy)(h)(i)	6.63%	07/31/2022	EUR	766	829,932
Travelodge Hotels Ltd. (United Kingdom)(h)(i)	7.86%	05/15/2023	GBP	1,250	1,564,594
Travelodge Hotels Ltd. (United Kingdom)(h)	8.50%	05/15/2023	GBP	700	957,518
					4,757,682

Nonferrous Metals & Minerals–0.13%
TiZir Ltd. (United Kingdom)	9.00%	09/28/2017		3,600	3,447,000

Oil & Gas–0.23%
Drill Rigs Holdings Inc.(h)	6.50%	10/01/2017		7,256	3,573,580
FTS International, Inc.(h)(i)	8.46%	06/15/2020		1,280	1,324,800
Pacific Drilling S.A. (Luxembourg)(h)	5.38%	06/01/2020		2,798	1,308,065
					6,206,445

Radio & Television–0.18%
Clear Channel International B.V.(h)	8.75%	12/15/2020		4,561	4,857,465

Retailers (except Food & Drug)–0.19%
Claire’s Stores Inc.(h)	6.13%	03/15/2020		1,210	514,250
New Look PLC (United Kingdom)(h)	6.50%	07/01/2022	GBP	250	273,375
New Look PLC (United Kingdom)(h)	8.00%	07/01/2023	GBP	3,225	3,100,390
TWIN SET—Simona Barbieri S.p.A. (Italy)(h)(i)	5.55%	07/15/2019	EUR	1,092	1,173,714
					5,061,729

Steel–0.00%
ERP Iron Ore, LLC(h)(i)	9.03%	12/31/2019		85	5,898

Surface Transport–0.03%
Avis Budget Car Rental, LLC(h)	4.13%	11/15/2024	EUR	296	313,065
Hertz Corp.(h)	5.50%	10/15/2024		480	434,400
					747,465

Telecommunications–0.34%
Communications Sales & Leasing, Inc.(h)	6.00%	04/15/2023		1,200	1,261,500
Communications Sales & Leasing, Inc.(h)	7.13%	12/15/2024		371	383,521
Goodman Networks Inc.(e)	0.00%	07/01/2018		7,708	3,179,550
Wind Telecomunicazioni S.p.A. (Italy)(h)	6.50%	04/30/2020		256	266,880

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco  Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)*	Value
Telecommunications–(continued)
Wind Telecomunicazioni S.p.A. (Italy)(h)	7.38%	04/23/2021	$1,422	$1,484,213
Windstream Services, LLC	6.38%	08/01/2023	17	15,555
Windstream Services, LLC	7.50%	06/01/2022	1,484	1,476,580
Zayo Group, LLC(h)	5.75%	01/15/2027	1,087	1,156,296
				9,224,095

Utilities–0.00%
Calpine Corp.(h)	7.88%	01/15/2023	1	268
Total Bonds & Notes				144,330,263

Structured Products–2.59%
Apidos CLO IX — R(h)(i)	7.12%	07/15/2023	1,517	1,528,690
Apidos CLO X(h)(i)	6.89%	10/30/2022	918	920,951
Apidos CLO X(h)(i)	7.00%	10/30/2022	2,190	2,197,040
Apidos CLO XV(h)(i)	5.78%	10/20/2025	4,179	3,991,594
Atrium X LLC(h)(i)	5.52%	07/16/2025	600	573,963
Babson CLO Ltd. 2013-II(h)(i)	5.52%	01/18/2025	6,540	6,315,118
Carlyle Global Market Strategies 2012-2(h)(i)	7.13%	07/20/2023	3,541	3,549,227
Carlyle Global Market Strategies CLO 2013-1(h)(i)	6.54%	02/14/2025	3,200	3,229,021
Carlyle High Yield Partners 2007-10(h)(i)	4.22%	04/19/2022	1,000	996,104
Duane Street CLO 2007-4(h)(i)	5.29%	11/14/2021	2,428	2,425,052
Four Corners CLO II, Ltd.(h)(i)	2.88%	01/26/2020	103	103,160
Four Corners CLO II, Ltd.(h)(i)	2.88%	01/26/2020	310	310,481
Gallatin Funding CLO VII 2014-1, Ltd.(h)(i)	6.69%	07/15/2023	3,068	2,870,159
Highbridge Loan Management 6-2015, Ltd.(h)(i)	6.48%	05/05/2027	500	488,613
ING Investment Management CLO 2013-1, Ltd.(h)(i)	6.02%	04/15/2024	4,808	4,612,531
ING Investment Management CLO 2013-3, Ltd.(h)(i)	5.52%	01/18/2026	2,501	2,384,997
ING Investment Management CLO III, Ltd.(h)(i)	4.52%	12/13/2020	1,188	1,192,739
ING Investment Management CLO IV, Ltd.(h)(i)	5.29%	06/14/2022	293	295,179
KKR Financial CLO 2012-1, Ltd.(h)(i)	6.46%	12/15/2024	1,359	1,359,958
KKR Financial CLO 2013-1, Ltd.(h)(i)	5.77%	07/15/2025	2,461	2,336,881
Madison Park Funding XIV, Ltd.(h)(i)	5.78%	07/20/2026	1,350	1,296,529
Madison Park Funding XIV, Ltd.(h)(i)	6.43%	07/20/2026	1,915	1,726,101
NewStar Berkeley Fund CLO LLC 2016-1(h)(i)	5.98%	10/25/2028	2,899	2,788,882
NewStar Commercial Loan Funding 2015-1(h)(i)	6.53%	01/20/2027	1,000	1,005,102
Northwoods Capital Ltd. 2013-10A(h)(i)	4.63%	11/04/2025	1,130	1,124,379
Octagon Investment Partners XIX Ltd.(h)(i)	5.87%	04/15/2026	2,920	2,626,218
Octagon Investment Partners XVII Ltd.(h)(i)	5.54%	10/25/2025	1,975	1,877,984
Octagon Investment Partners XVIII, Ltd.(h)(i)	6.29%	12/16/2024	4,442	4,435,004
Regatta IV Funding Ltd. 2014-1(h)(i)	5.99%	07/25/2026	3,250	2,998,216
Silverado CLO 2006-II , Ltd.(h)(i)	4.77%	10/16/2020	886	889,188
Stone Tower CLO, 2007-6 Ltd.(h)(i)	4.62%	04/17/2021	1,750	1,752,937
Symphony CLO VIII, Ltd. 2012(h)(i)	7.01%	01/09/2023	1,156	1,162,066
Symphony CLO XI, Ltd. 2013(h)(i)	6.27%	01/17/2025	2,640	2,656,143
Voya CLO 2014-2(h)(i)	5.77%	07/17/2026	1,875	1,766,009
Total Structured Products				69,786,216

			Shares
Common Stocks & Other Equity Interests–0.84%(j)
Aerospace & Defense–0.01%
IAP Worldwide Services(h)(k)			134	167,388

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco  Floating Rate Fund

	Shares	Value
Automotive–0.01%
Dayco Products, LLC(h)(k)	3,266	$96,755
Dayco Products, LLC(h)(k)	3,261	96,607
		193,362

Building & Development–0.10%
Lake at Las Vegas Joint Venture, LLC, Class A (Acquired 04/28/2010-07/15/2010; Cost $664,569)(h)(k)	518	0
Lake at Las Vegas Joint Venture, LLC, Class B (Acquired 06/30/2010; Cost $3,408,940)(h)(k)	4	0
Masonite International Corp. (Canada)(k)	27,093	2,115,963
United Subcontractors, Inc.(h)(k)	4,840	726,072
		2,842,035

Business Equipment & Services–0.01%
EmployBridge Holding Co.(h)(k)	43,971	168,585

Cable & Satellite Television–0.09%
ION Media Networks, Inc.	4,471	2,323,713

Chemicals & Plastics–0.00%
LyondellBasell Industries N.V., Class A	218	19,890

Drugs–0.00%
BPA Laboratories Class A, Wts. expiring 04/29/2024 (Acquired 04/29/2014; Cost $0)(h)(k)	3,490	0
BPA Laboratories Class B, Wts. expiring 04/29/2024 (Acquired 04/29/2014; Cost $0)(h)(k)	5,595	0
		0

Financial Intermediaries–0.00%
Bankruptcy Management Solutions, Inc.(h)(k)	335	12,646
Bankruptcy Management Solutions, Inc. Class A, Wts. expiring 06/27/18 (Acquired 06/27/2013; Cost $0)(h)(k)	19	0
Bankruptcy Management Solutions, Inc. Class B, Wts. expiring 06/27/18 (Acquired 06/27/2013; Cost $0)(h)(k)	21	0
Bankruptcy Management Solutions, Inc. Class C, Wts. expiring 06/27/18 (Acquired 06/27/2013; Cost $0)(h)(k)	31	0
		12,646

Food Products–0.00%
QCE LLC(h)(k)	17	0

Forest Products–0.03%
Verso Corp., Class A(k)	113,805	891,093
Xerium Technologies, Inc.(k)	1,766	9,077
		900,170

Health Care–0.01%
New Millennium Holdco(h)(k)	259,087	275,410

Leisure Goods, Activities & Movies–0.00%
AMF Bowling Centers, Inc.(k)	1,665	83,666

Lodging & Casinos–0.06%
Twin River Management Group, Inc.(h)(k)	18,663	1,493,040

Nonferrous Metals & Minerals–0.12%
Arch Coal, Inc.(k)	46,749	3,359,383

Oil & Gas–0.07%
CJ Holding Co.(k)	47,780	1,911,200

Publishing–0.03%
F&W Publications, Inc.(h)(k)	288	14,400
Merrill Communications LLC, Class A(h)(k)	133,776	769,212

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco  Floating Rate Fund

	Shares	Value
Publishing–(continued)
Tronc, Inc.(k)	2,262	$33,025
		816,637

Surface Transport–0.00%
U.S. Shipping Corp. (Acquired 09/28/2007-09/30/2009; Cost $0)(h)(k)	6,189	62
U.S. Shipping Corp. (Acquired 09/28/2007-09/30/2009; Cost $87,805)(h)(k)	87,805	74,634
		74,696

Telecommunications–0.03%
FairPoint Communications, Inc.(k)	44,928	712,109

Utilities–0.27%
Bicent Power, LLC, Series A, Wts. expiring 08/21/2022 (Acquired 08/21/2012; Cost $0)(h)(k)	101	0
Bicent Power, LLC, Series B, Wts. expiring 08/21/2022 (Acquired 08/21/2012; Cost $0)(h)(k)	164	0
Vistra Operations Co. LLC(h)(k)	410,978	447,144
Vistra Operations Co. LLC	410,978	6,641,405
Vistra Operations Co. LLC(h)(k)	672,945	168,236
		7,256,785
Total Common Stocks & Other Equity Interests		22,610,715

Preferred Stocks–0.00%(j)
Building & Development–0.00%
United Subcontractors, Inc.(h)(k)	4,840	121,012

Retailers (except Food & Drug)–0.00%
Vivarte (France) (Acquired 01/06/2016; Cost $0)(h)(k)	934	0
Total Preferred Stocks		121,012

Money Market Funds–13.65%
Government & Agency Portfolio–Institutional Class, 0.47%(l)	220,818,906	220,818,906
Treasury Portfolio–Institutional Class, 0.41%(l)	147,212,604	147,212,604
Total Money Market Funds		368,031,510
TOTAL INVESTMENTS(m)–111.39% (Cost $3,035,047,598)		3,002,262,464
OTHER ASSETS LESS LIABILITIES–(11.39)%		(306,931,005)
NET ASSETS–100.00%		$2,695,331,459

Investment Abbreviations:

CLO	– Collateralized Loan Obligation
DIP	– Debtor-in-possession
EUR	– Euro
GBP	– British Pound Sterling
PIK	– Payment-in-Kind
SEK	– Swedish Krona
Wts.	– Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco  Floating Rate Fund

Notes to Schedule of Investments:

*	Principal amounts are denominated in U.S. Dollars unless otherwise noted.
(a)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(b)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(c)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 8.
(d)	This variable rate interest will settle after February 28, 2017, at which time the interest rate will be determined.
(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28, 2017 was $9,650,490, which represented less than 1% of the Fund’s Net Assets.
(f)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Adria Group Holding B.V., PIK Term Loan	—	10.50%
Cortefiel, S.A., PIK Term Loan B-1	4.25%	1.00
Cortefiel, S.A., PIK Term Loan B-2	4.25	1.00
Cortefiel, S.A., PIK Term Loan B-3	4.25	1.00
Cortefiel, S.A., PIK Term Loan B-3	5.65	1.00
QCE LLC, PIK Term Loan	—	10.00

(g)	The borrower has filed for protection in federal bankruptcy court.
(h)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2017 was $196,863,143, which represented 7.30% of the Fund’s Net Assets.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(j)	Securities acquired through the restructuring of senior loans.
(k)	Non-income producing security.
(l)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of February 28, 2017.
(m)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.

Portfolio Composition*

By credit quality rating based on Total Investments† as of February 28, 2017

BBB+	0.1%
BBB	0.1
BBB-	9.2
BB+	8.4
BB	17.5
BB-	16.6
B+	11.7
B	18.5
B-	5.7
CCC+	4.0
CCC	2.2
CCC-	0.6
CC	0.2
Not-Rated	4.3
Equity	0.9

†	Source: Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard and Poor’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage.
*	Excluding money market holdings.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco  Floating Rate Fund

Statement of Assets and Liabilities

February 28, 2017

(Unaudited)

Assets:
Investments, at value (Cost $2,667,016,088)	$2,634,230,954
Investments in affiliated money market funds, at value and cost	368,031,510
Total investments, at value (Cost $3,035,047,598)	3,002,262,464
Cash	14,536,840
Foreign currencies, at value (Cost $21,744,374)	21,686,178
Receivable for:
Investments sold	79,434,923
Interest and fees	12,447,280
Fund shares sold	10,297,707
Investments matured (Cost $329,968)	75,145
Unrealized appreciation on forward foreign currency contracts outstanding	849,752
Investment for trustee deferred compensation and retirement plans	168,689
Other assets	102,975
Total assets	3,141,861,953

Liabilities:
Payable for:
Investments purchased	332,636,454
Fund shares repurchased	6,182,078
Income distributions	2,019,547
Accrued fees to affiliates	912,111
Accrued trustees’ and officers’ fees and benefits	8,693
Accrued other operating expenses	546,465
Trustee deferred compensation and retirement plans	193,564
Unrealized depreciation on forward foreign currency contracts outstanding	861,262
Unfunded loan commitments	103,170,320
Total liabilities	446,530,494
Net assets applicable to common shares	$2,695,331,459

Net assets consist of:
Shares of beneficial interest	$2,819,840,402
Undistributed net investment income	(131,992)
Undistributed net realized gain (loss)	(91,222,565)
Net unrealized appreciation (depreciation)	(33,154,386)
$2,695,331,459

Net Assets:
Class A	$730,750,453
Class C	$474,054,626
Class R	$6,417,876
Class Y	$913,312,429
Class R5	$2,242,122
Class R6	$568,553,953

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	95,871,135
Class C	62,473,003
Class R	840,738
Class Y	119,982,189
Class R5	293,905
Class R6	74,695,439
Class A:
Net asset value per share	$7.62
Maximum offering price per share
(Net asset value of $7.62 ÷ 97.50%	$7.82
Class C:
Net asset value and offering price per share	$7.59
Class R:
Net asset value and offering price per share	$7.63
Class Y:
Net asset value and offering price per share	$7.61
Class R5:
Net asset value and offering price per share	$7.63
Class R6:
Net asset value and offering price per share	$7.61

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Invesco  Floating Rate Fund

Statement of Operations

For the six months ended February 28, 2017

(Unaudited)

Investment income:
Interest	$63,077,089
Dividends	2,188,807
Dividends from affiliated money market funds	426,969
Other income	2,227,171
Total investment income	67,920,036

Expenses:
Advisory fees	7,484,732
Administrative services fees	246,264
Custodian fees	344,346
Distribution fees:
Class A	854,331
Class C	1,723,403
Class R	15,405
Interest, facilities and maintenance fees	622,222
Transfer agent fees — A, C, R & Y	989,234
Transfer agent fees — R5	998
Transfer agent fees — R6	2,758
Trustees’ and officers’ fees and benefits	29,745
Registration and filing fees	72,168
Reports to shareholders	200,329
Professional services fees	53,515
Other	55,704
Total expenses	12,695,154
Less: Fees waived and expense offset arrangement(s)	(155,168)
Net expenses	12,539,986
Net investment income	55,380,050

Realized and unrealized gain (loss):
Net realized gain (loss) from:
Investment securities	(14,029,669)
Foreign currencies	(328,788)
Forward foreign currency contracts	5,505,248
(8,853,209)
Change in net unrealized appreciation (depreciation) of:
Investment securities	73,088,400
Foreign currencies	(79,728)
Forward foreign currency contracts	327,220
73,335,892
Net realized and unrealized gain	64,482,683
Net increase in net assets resulting from operations	$119,862,733

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Invesco  Floating Rate Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2017 and the year ended August 31, 2016

(Unaudited)

	February 28, 2017	August 31, 2016
Operations:
Net investment income	$55,380,050	$100,423,191
Net realized gain (loss)	(8,853,209)	(58,736,860)
Change in net unrealized appreciation	73,335,892	7,086,275
Net increase in net assets resulting from operations	119,862,733	48,772,606

Distributions to shareholders from net investment income:
Class A	(15,137,655)	(35,012,324)
Class C	(9,042,384)	(21,796,463)
Class R	(128,963)	(450,487)
Class Y	(17,474,709)	(33,862,982)
Class R5	(46,820)	(151,599)
Class R6	(13,219,055)	(9,532,850)
Total distributions to shareholders from net investment income	(55,049,586)	(100,806,705)

Share transactions-net:
Class A	51,221,669	(169,750,741)
Class C	3,531,504	(98,187,058)
Class R	62,634	(5,472,147)
Class Y	245,059,078	(135,895,729)
Class R5	332,667	(1,498,437)
Class R6	(1,264,359)	454,477,973
Net change in net assets resulting from share transactions	298,943,193	43,673,861
Net increase (decrease) in net assets	363,756,340	(8,360,238)

Net assets applicable to common shares:
Beginning of period	2,331,575,119	2,339,935,357
End of period (includes undistributed net investment income of $(131,992) and $(462,456), respectively)	$2,695,331,459	$2,331,575,119

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Invesco  Floating Rate Fund

Statement of Cash Flows

For the six months ended February 28, 2017

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$119,862,733

Adjustments to reconcile net increase in net assets to net cash provided by (used in) operating activities:
Purchases of investments	(1,141,578,309)
Proceeds from sales of investments	871,769,318
Net change in unfunded loan commitments	74,906,767
Net change in transactions in foreign currency contracts	(327,220)
Amortization of premium and accretion of discount on investment securities	(6,088,843)
Decrease in interest receivables and other assets	1,092,761
Increase in accrued expenses and other payables	255,773
Net realized loss from investment securities	14,029,669
Net change in unrealized appreciation on investment securities	(73,088,400)
Net cash provided by (used in) operating activities	(139,165,751)

Cash provided by (used by) financing activities:
Dividends paid to common shareholders from net investment income	(12,568,706)
Proceeds from shares of beneficial interest sold	650,260,659
Disbursements from shares of beneficial interest reacquired	(393,315,397)
Net cash provided by financing activities	244,376,556
Net increase in cash and cash equivalents	105,210,805
Cash and cash equivalents at beginning of period	299,043,723
Cash and cash equivalents at end of period	$404,254,528

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$42,351,769

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$497,222

Notes to Financial Statements

February 28, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Floating Rate Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of fourteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock

28                         Invesco  Floating Rate Fund

Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net

29                         Invesco  Floating Rate Fund

investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining the credit agreement.
H.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
K.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
L.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

30                         Invesco  Floating Rate Fund

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

M.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

N.	Industry Focus — To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
O.	Bank Loan Risk — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
P.	Other Risks — The Fund may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

Q.	Leverage Risk — The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.65%
Next $4.5 billion	0.60%
Next $5 billion	0.575%
Over $10 billion	0.55%

For the six months ended February 28, 2017, the effective advisory fees incurred by the Fund was 0.61%.

31                         Invesco  Floating Rate Fund

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.00%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2018, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 28, 2017, the Adviser waived advisory fees of $153,663.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian, fund accountant and provides certain administrative services to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 0.75% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2017, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2017, IDI advised the Fund that IDI retained $68,019 in front-end sales commissions from the sale of Class A shares and $31,328 and $9,171 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

32                         Invesco  Floating Rate Fund

The following is a summary of the tiered valuation input levels, as of February 28, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended February 28, 2017, there were transfers from Level 3 to Level 2 of $50,186,998, due to third-party vendor quotations utilizing more than one market quote and from Level 2 to Level 3 of $19,004,860, due to third party vendor quotations utilizing single market quotes.

	Level 1	Level 2	Level 3	Total
Variable Rate Senior Loan Interests	$—	$2,203,188,244	$194,194,504	$2,397,382,748
Bonds & Notes	—	144,324,365	5,898	144,330,263
Structured Products	—	69,786,216	—	69,786,216
Common Stocks & Other Equity Interests	15,693,145	3,443,065	3,474,505	22,610,715
Preferred Stocks	—	—	121,012	121,012
Money Market Funds	368,031,510	—	—	368,031,510
	383,724,655	2,420,741,890	197,795,919	3,002,262,464
Forward Foreign Currency Contracts*	—	(11,510)	—	(11,510)
Total Investments	$383,724,655	$2,420,730,380	$197,795,919	$3,002,250,954

*	Unrealized appreciation (depreciation).

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended February 28, 2017:

	Value 08/31/16	Purchases	Sales	Accrued Discounts/ Premiums	Net Realized Gains	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 02/28/17
Variable Rate Senior Loan Interests	$117,101,789	$130,508,929	$(27,936,124)	$736,519	$440,207	$3,756,110	$19,004,860	$(49,417,786)	$194,194,504
Bonds & Notes	—	5,898	—	—	—	—	—	—	5,898
Common Stocks & Other Equity Interests	4,676,287	316,284	—	—	—	(748,854)	—	(769,212)	3,474,505
Preferred Stocks	121,012	—	—	—	—	—	—	—	121,012
Total	$121,899,088	$130,831,111	$(27,936,124)	$736,519	$440,207	$3,007,256	$19,004,860	$(50,186,998)	$197,795,919

Securities determined to be Level 3 at the end of the reporting period were valued utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

33                         Invesco  Floating Rate Fund

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Notional Value	Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
03/15/17	Bank of America, N.A.	EUR	19,793,538	USD	21,088,926	$20,980,722	$108,204
03/15/17	Barclays Bank PLC	EUR	19,793,539	USD	21,085,445	20,980,723	104,722
03/15/17	Barclays Bank PLC	USD	21,480,235	EUR	20,230,176	21,443,549	(36,686)
03/15/17	Barclays Bank PLC	USD	6,660,938	GBP	5,317,935	6,600,614	(60,324)
04/18/17	Barclays Bank PLC	EUR	20,261,729	USD	21,541,222	21,511,830	29,392
04/18/17	Barclays Bank PLC	GBP	6,327,029	USD	7,925,864	7,859,995	65,869
03/15/17	Citibank, N.A.	SEK	4,190,078	USD	470,389	464,481	5,908
03/15/17	Citibank, N.A.	USD	20,665,651	EUR	19,465,597	20,633,112	(32,539)
03/15/17	Citibank, N.A.	USD	6,671,948	GBP	5,326,246	6,610,928	(61,020)
03/15/17	Citibank, N.A.	USD	471,002	SEK	4,205,109	466,148	(4,854)
04/18/17	Citibank, N.A.	EUR	19,452,985	USD	20,690,019	20,653,188	36,831
04/18/17	Citibank, N.A.	GBP	5,312,876	USD	6,661,682	6,600,124	61,558
04/18/17	Citibank, N.A.	SEK	4,163,880	USD	467,254	462,391	4,863
03/15/17	Goldman Sachs International	EUR	20,986,084	USD	22,358,848	22,244,795	114,053
03/15/17	Goldman Sachs International	GBP	21,280,051	USD	25,958,184	26,412,769	(454,585)
03/15/17	Goldman Sachs International	USD	22,533,942	EUR	21,207,407	22,479,392	(54,550)
03/15/17	Goldman Sachs International	USD	6,661,102	GBP	5,317,935	6,600,614	(60,488)
04/18/17	Goldman Sachs International	EUR	20,513,266	USD	21,808,488	21,778,886	29,602
04/18/17	Goldman Sachs International	GBP	5,500,746	USD	6,895,765	6,833,513	62,252
03/15/17	J.P. Morgan Chase Bank, N.A.	SEK	4,191,483	USD	470,578	464,637	5,941
03/15/17	J.P. Morgan Chase Bank, N.A.	USD	467,825	SEK	4,176,452	462,971	(4,854)
04/18/17	J.P. Morgan Chase Bank, N.A.	SEK	4,164,315	USD	467,324	462,439	4,885
03/15/17	RBC Capital Markets Corp.	EUR	19,793,538	USD	21,091,103	20,980,722	110,381
03/15/17	RBC Capital Markets Corp.	USD	20,660,389	EUR	19,463,519	20,630,909	(29,480)
03/15/17	RBC Capital Markets Corp.	USD	6,662,496	GBP	5,317,935	6,600,614	(61,882)
04/18/17	RBC Capital Markets Corp.	EUR	22,455,483	USD	23,882,610	23,840,933	41,677
04/18/17	RBC Capital Markets Corp.	GBP	5,522,511	USD	6,924,166	6,860,552	63,614
Total Forward Foreign Currency Contracts — Currency Risk							$(11,510)

Currency Abbreviations:

EUR	– Euro
GBP	– British Pound Sterling
SEK	– Swedish Krona
USD	– U.S. Dollar

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2017:

Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding(a)	$849,752
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$849,752

Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding(a)	$(861,262)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(861,262)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the captions Unrealized appreciation on forward foreign currency contracts outstanding and Unrealized depreciation on forward foreign currency contracts outstanding.

34                         Invesco  Floating Rate Fund

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of February 28, 2017.

	Financial Derivative Assets	Financial Derivative Liabilities	Net Value of Derivatives	Collateral (Received)/Pledged		Net Amount
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts		Non-Cash	Cash
Bank of America, N.A.	$108,204	$—	$108,204	$—	$—	$108,204
Barclays Bank PLC	199,983	(97,010)	102,973	—	—	102,973
Citibank, N.A.	109,160	(98,413)	10,747	—	—	10,747
Goldman Sachs International	205,907	(569,623)	(363,716)	—	—	(363,716)
J.P. Morgan Chase Bank, N.A.	10,826	(4,854)	5,972	—	—	5,972
RBC Capital Markets Corp.	215,672	(91,362)	124,310	—	—	124,310
Total	$849,752	$(861,262)	$(11,510)	$—	$—	$(11,510)

Effect of Derivative Investments for the six months ended February 28, 2017

The table below summarizes the gains on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$5,505,248
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	327,220
Total	$5,832,468

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$279,287,836

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,505.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Borrowings

The Board of Trustees of the Fund approved a revolving line of credit agreement with SSB in which the Fund may borrow up to the lesser of (1) $500,000,000 or (2) the limits set by its prospectus for borrowings. This agreement will expire on July 19, 2017.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

35                         Invesco  Floating Rate Fund

NOTE 8—Unfunded Loan Commitments

As of February 28, 2017, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Type	Principal Amount(a)		Value
Accudyne Industries LLC	Revolver Loan		$4,464,973	$4,040,800
Avaya Inc.	DIP Term Loan		854,677	854,677
Brickman Group Ltd. LLC	Revolver Loan		992,343	989,336
CH Hold Corp.	Delayed Draw Term Loan		192,360	192,360
Community Health Systems, Inc.	Revolver Loan		1,733,146	1,725,477
Delta Air Lines, Inc.	Revolver Loan		2,274,233	2,257,176
Equinox Holdings Inc.	Revolver Loan		1,866,265	1,679,639
Filtration Group Corp.	Incremental Term Loan B		2,824,899	2,824,899
Getty Images, Inc.	Revolver Loan		6,893,288	6,634,789
Go Daddy Operating Co., LLC	Delayed Draw Term Loan		12,282,165	12,282,165
Hearthside Group Holdings, LLC	Revolver Loan		2,701,077	2,696,756
IAP Worldwide Services	Revolver Loan		789,017	773,237
National Vision, Inc.	First Lien Revolver Loan		3,004,345	2,553,693
NRG Energy Inc.	Revolver Loan A		41,372,155	41,213,493
Oberthur Technologies of America Corp.	Term Loan B-2		2,831,444	2,831,444
Oberthur Technologies of America Corp.	Term Loan B-2	EUR	4,743,579	5,025,585
Post Holdings, Inc.	Revolver Loan		3,559,205	3,559,205
Prime Security Services Borrower, LLC	Revolver Loan		3,829,058	3,826,665
Scientific Games International, Inc.	Revolver Loan		4,575,335	4,453,334
Transtar Holding Co.	DIP Term Loan		660,349	660,349
TricorBraun, Inc.	Delayed Draw Term Loan		311,753	311,753
Unilabs Diagnostics AB	Revolver Loan	EUR	1,849,988	1,783,488
			$104,605,654	$103,170,320

(a)	Principal amounts are denominated in U.S. Dollars unless otherwise noted.

Abbreviations:

EUR	– Euro

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2016, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
August 31, 2017	$2,739,285	$—	$2,739,285
Not subject to expiration	6,743,901	71,526,558	78,270,459
	$9,483,186	$71,526,558	$81,009,744

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

36                         Invesco  Floating Rate Fund

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2017 was $1,279,199,037 and $920,147,836, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$38,700,317
Aggregate unrealized (depreciation) of investment securities	(74,550,086)
Net unrealized appreciation (depreciation) of investment securities	$(35,849,769)

Cost of investments for tax purposes is $3,038,112,233.

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended February 28, 2017(a)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	23,100,088	$174,101,611	18,305,635	$133,356,343
Class C	8,386,492	62,915,672	10,247,500	74,451,098
Class R	232,969	1,756,997	148,449	1,082,447
Class Y	51,029,986	384,323,290	46,131,160	334,570,973
Class R5	61,884	467,374	90,521	660,421
Class R6(b)	3,819,761	28,762,184	71,831,902	525,955,676

Issued as reinvestment of dividends:
Class A	1,416,415	10,690,681	3,330,762	24,151,169
Class C	888,221	6,671,420	2,222,042	16,036,285
Class R	15,185	114,752	58,306	422,486
Class Y	1,539,939	11,616,586	3,024,878	21,914,259
Class R5	5,199	39,274	17,233	124,645
Class R6	1,754,011	13,219,056	1,241,226	9,044,426

Reacquired:
Class A	(17,734,650)	(133,570,623)	(45,162,725)	(327,258,253)
Class C	(8,815,295)	(66,055,588)	(26,245,612)	(188,674,441)
Class R	(240,001)	(1,809,115)	(955,433)	(6,977,080)
Class Y	(20,071,735)	(150,880,798)	(68,461,342)	(492,380,961)
Class R5	(23,216)	(173,981)	(316,058)	(2,283,503)
Class R6	(5,761,556)	(43,245,599)	(11,146,079)	(80,522,129)
Net increase in share activity	39,603,697	$298,943,193	4,362,365	$43,673,861

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 66% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	During the year ended August 31, 2016, Class R6 Shares valued at $428,616,988 were issued to investors in the CollegeBound 529 Program.

NOTE 12—Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

37                         Invesco  Floating Rate Fund

At the six months ended February 28, 2017, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Barclays Bank PLC	$6,893,288	$6,634,789
Citibank N.A.	4,464,973	4,040,800
Goldman Sachs International	6,570,432	6,112,898
Mizuho Corporate Bank	41,372,155	41,213,493
Total	$59,300,848	$58,001,980

NOTE 13—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 02/28/17	$7.42	$0.17	$0.20	$0.37	$(0.17)	$7.62	4.97%	$730,750	1.09	%(e)(f)	1.10	%(e)(f)	4.45	%(f)	38%
Year ended 08/31/16	7.56	0.36	(0.14)	0.22	(0.36)	7.42	3.12	661,412	1.10	(e)	1.11	(e)	4.93		70
Year ended 08/31/15	7.95	0.35	(0.38)	(0.03)	(0.36)	7.56	(0.42)	850,891	1.06	(e)	1.06	(e)	4.51		59
Year ended 08/31/14	7.93	0.32	0.03	0.35	(0.33)	7.95	4.33	1,025,092	1.03	(e)	1.04	(e)	4.01		82
Year ended 08/31/13	7.77	0.35	0.17	0.52	(0.36)	7.93	6.83	957,442	1.08	(e)	1.09	(e)	4.36		97
Year ended 08/31/12	7.36	0.37	0.41	0.78	(0.37)	7.77	10.75	448,142	1.11	(e)	1.11	(e)	4.80		82
Class C
Six months ended 02/28/17	7.39	0.15	0.20	0.35	(0.15)	7.59	4.72	474,055	1.59	(e)(f)	1.60	(e)(f)	3.95	(f)	38
Year ended 08/31/16	7.52	0.32	(0.13)	0.19	(0.32)	7.39	2.74	458,340	1.60	(e)	1.61	(e)	4.43		70
Year ended 08/31/15	7.92	0.31	(0.39)	(0.08)	(0.32)	7.52	(1.07)	570,097	1.56	(e)	1.56	(e)	4.01		59
Year ended 08/31/14	7.90	0.28	0.03	0.31	(0.29)	7.92	3.91	691,152	1.53	(e)	1.54	(e)	3.51		82
Year ended 08/31/13	7.73	0.31	0.18	0.49	(0.32)	7.90	6.45	518,948	1.58	(e)	1.59	(e)	3.86		97
Year ended 08/31/12	7.32	0.33	0.41	0.74	(0.33)	7.73	10.24	258,800	1.61	(e)	1.61	(e)	4.30		82
Class R
Six months ended 02/28/17	7.44	0.16	0.19	0.35	(0.16)	7.63	4.70	6,418	1.34	(e)(f)	1.35	(e)(f)	4.20	(f)	38
Year ended 08/31/16	7.57	0.34	(0.13)	0.21	(0.34)	7.44	3.00	6,191	1.35	(e)	1.36	(e)	4.68		70
Year ended 08/31/15	7.97	0.33	(0.39)	(0.06)	(0.34)	7.57	(0.79)	11,969	1.31	(e)	1.31	(e)	4.26		59
Year ended 08/31/14	7.95	0.30	0.03	0.33	(0.31)	7.97	4.18	11,152	1.28	(e)	1.29	(e)	3.76		82
Year ended 08/31/13	7.79	0.33	0.17	0.50	(0.34)	7.95	6.57	3,559	1.33	(e)	1.34	(e)	4.11		97
Year ended 08/31/12	7.37	0.35	0.42	0.77	(0.35)	7.79	10.61	1,779	1.36	(e)	1.36	(e)	4.55		82
Class Y
Six months ended 02/28/17	7.41	0.18	0.19	0.37	(0.17)	7.61	5.10	913,312	0.84	(e)(f)	0.85	(e)(f)	4.70	(f)	38
Year ended 08/31/16	7.54	0.38	(0.13)	0.25	(0.38)	7.41	3.51	648,603	0.85	(e)	0.86	(e)	5.18		70
Year ended 08/31/15	7.94	0.37	(0.39)	(0.02)	(0.38)	7.54	(0.31)	805,611	0.81	(e)	0.81	(e)	4.76		59
Year ended 08/31/14	7.92	0.34	0.03	0.37	(0.35)	7.94	4.69	802,508	0.78	(e)	0.79	(e)	4.26		82
Year ended 08/31/13	7.76	0.37	0.17	0.54	(0.38)	7.92	7.10	550,974	0.83	(e)	0.84	(e)	4.61		97
Year ended 08/31/12	7.34	0.38	0.42	0.80	(0.38)	7.76	11.19	165,609	0.86	(e)	0.86	(e)	5.05		82
Class R5
Six months ended 02/28/17	7.43	0.18	0.20	0.38	(0.18)	7.63	5.10	2,242	0.83	(e)(f)	0.84	(e)(f)	4.71	(f)	38
Year ended 08/31/16	7.56	0.38	(0.13)	0.25	(0.38)	7.43	3.52	1,858	0.84	(e)	0.85	(e)	5.19		70
Year ended 08/31/15	7.96	0.37	(0.39)	(0.02)	(0.38)	7.56	(0.29)	3,466	0.80	(e)	0.80	(e)	4.77		59
Year ended 08/31/14	7.94	0.34	0.03	0.37	(0.35)	7.96	4.72	8,087	0.76	(e)	0.77	(e)	4.28		82
Year ended 08/31/13	7.77	0.37	0.18	0.55	(0.38)	7.94	7.26	9,260	0.81	(e)	0.82	(e)	4.63		97
Year ended 08/31/12	7.36	0.39	0.41	0.80	(0.39)	7.77	11.13	58,039	0.77	(e)	0.77	(e)	5.14		82
Class R6
Six months ended 02/28/17	7.41	0.18	0.20	0.38	(0.18)	7.61	5.16	568,554	0.73	(e)(f)	0.74	(e)(f)	4.81	(f)	38
Year ended 08/31/16	7.56	0.39	(0.16)	0.23	(0.38)	7.41	3.34	555,172	0.75	(e)	0.76	(e)	5.28		70
Year ended 08/31/15	7.95	0.38	(0.38)	0.00	(0.39)	7.56	(0.06)	97,902	0.70	(e)	0.70	(e)	4.87		59
Year ended 08/31/14	7.94	0.35	0.01	0.36	(0.35)	7.95	4.66	83,025	0.69	(e)	0.70	(e)	4.35		82
Year ended 08/31/13(g)	7.84	0.35	0.11	0.46	(0.36)	7.94	6.01	63,032	0.76	(e)(h)	0.77	(e)(h)	4.68	(h)	97

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share for the fiscal year ended August 31, 2012.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratio includes line of credit expense of 0.05%, 0.05%, 0.03%, 0.02%, 0.02% and 0.03% for the six months ended February 28, 2017 and the years ended August 31, 2016, August 31, 2015, August 31, 2014, August 31, 2013 and August 31, 2012, respectively.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $689,129, $463,383, $6,213, $756,733, $2,013 and $556,449 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(g)	Commencement date of September 24, 2012.
(h)	Annualized.

38                         Invesco  Floating Rate Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2016 through February 28, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/17)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/17)	Expenses Paid During Period[2]
A	$1,000.00	$1,049.70	$5.54	$1,019.39	$5.46	1.09%
C	1,000.00	1,047.20	8.07	1,016.91	7.95	1.59
R	1,000.00	1,047.00	6.80	1,018.15	6.71	1.34
Y	1,000.00	1,051.00	4.27	1,020.63	4.21	0.84
R5	1,000.00	1,051.00	4.22	1,020.68	4.16	0.83
R6	1,000.00	1,051.60	3.71	1,021.17	3.66	0.73

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2016 through February 28, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

39                         Invesco  Floating Rate Fund

Explore High-Conviction Investing with Invesco

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074                      Invesco Distributors, Inc.                                                                             FLR-SAR-1             04172017      0805

Semiannual Report to Shareholders	February 28, 2017
Invesco Global Real Estate Income Fund
Nasdaq:
A: ASRAX ⬛ B: SARBX ⬛ C: ASRCX ⬛ Y: ASRYX ⬛ R5: ASRIX ⬛ R6: ASRFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
9	Financial Statements
11	Notes to Financial Statements
18	Financial Highlights
19	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 8/31/16 to 2/28/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-1.38%
Class B Shares	-1.76
Class C Shares	-1.76
Class Y Shares	-1.37
Class R5 Shares	-1.22
Class R6 Shares	-1.17
MSCI World Index▼ (Broad Market Index)	7.78
Custom Invesco Global Real Estate Income Index∎ (Style-Specific Index)	-3.11
Lipper Global Real Estate Funds Classification Average◆ (Peer Group)	-2.88
Source(s): ▼FactSet Research Systems Inc.; ∎Invesco, FactSet Research Systems Inc.; ◆Lipper Inc.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Custom Invesco Global Real Estate Income Index is an index composed of the FTSE NAREIT All Equity REITs Index, through August 31, 2011, and the FTSE EPRA/NAREIT Developed Index, which is computed using the net return by withholding applicable taxes, thereafter.

    The Lipper Global Real Estate Funds Classification Average represents an average of all funds in the Lipper Global Real Estate Funds classification.

    The FTSE NAREIT All Equity REITs Index is an unmanaged index considered representative of US REITs.

    The FTSE EPRA/NAREIT Developed Index is an unmanaged index considered representative of listed real estate companies and REITs worldwide.

    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Global Real Estate Income Fund

Average Annual Total Returns
As of 2/28/17, including maximum applicable sales charges

Class A Shares
Inception (5/31/02)	8.22%
10 Years	2.86
5 Years	5.06
1 Year	2.86

Class B Shares
10 Years	2.82%
5 Years	5.13
1 Year	2.95

Class C Shares
10 Years	2.66%
5 Years	5.46
1 Year	6.95

Class Y Shares
10 Years	3.63%
5 Years	6.51
1 Year	9.04

Class R5 Shares
10 Years	3.84%
5 Years	6.62
1 Year	9.23

Class R6 Shares
10 Years	3.65%
5 Years	6.67
1 Year	9.33

On March 12, 2007, the Fund reorganized from a closed-end fund to an open-end fund. Performance shown prior to that date is that of the closed-end fund’s common shares and includes the fees applicable to common shares.

    Class B shares incepted on March 9, 2007. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class B shares.

    Class C shares incepted on March 9, 2007. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class C shares.

    Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R5 shares incepted on March 9, 2007. Performance shown prior to that date is that of Class A shares and includes the

12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance

Average Annual Total Returns
As of 12/31/16, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (5/31/02)	8.11%
10 Years	2.80
5 Years	5.68
1 Year	-0.79

Class B Shares
10 Years	2.73%
5 Years	5.75
1 Year	-0.82

Class C Shares
10 Years	2.59%
5 Years	6.07
1 Year	3.18

Class Y Shares
10 Years	3.56%
5 Years	7.15
1 Year	5.23

Class R5 Shares
10 Years	3.76%
5 Years	7.25
1 Year	5.30

Class R6 Shares
10 Years	3.57%
5 Years	7.27
1 Year	5.40

shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions (reinvested at net asset value, except for periods prior to March 12, 2007 where reinvestments were made at the lower of the closed-end fund’s net asset value or market price), changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 1.24%, 1.99%, 1.99%, 0.99%, 0.90% and 0.82%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance was positively impacted by a temporary 2% fee on redemptions that was in effect from March 12, 2007 to March 12, 2008. Without income from this temporary fee, returns would have been lower.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Global Real Estate Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets,

the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4	Invesco Global Real Estate Income Fund

Schedule of Investments

February 28, 2017

(Unaudited)

	Shares	Value
Real Estate Investment Trusts, Common Stocks & Other Equity Interests–61.09%
Australia–5.67%
DEXUS Property Group	1,094,564	$7,906,422
Goodman Group	1,764,146	10,190,341
GPT Group (The)	1,801,747	6,793,470
Mirvac Group	2,080,198	3,417,388
Stockland	2,574,606	9,303,293
Vicinity Centres	933,845	2,065,403
Westfield Corp.	2,213,564	14,913,215
		54,589,532

Canada–2.70%
H&R REIT	656,500	11,666,278
Pembina Pipeline Corp.	161,214	5,210,124
RioCan REIT	253,800	5,098,742
Smart REIT	160,900	4,050,214
		26,025,358

China–0.10%
Guangzhou R&F Properties Co. Ltd.–Class H	669,200	924,111

France–2.35%
ICADE	35,369	2,521,844
Klepierre	127,200	4,725,431
Mercialys S.A.	174,319	3,148,833
Unibail-Rodamco S.E.	53,785	12,271,185
		22,667,293

Hong Kong–4.65%
Cheung Kong Property Holdings Ltd.	554,000	3,777,981
Hang Lung Properties Ltd.	993,000	2,507,140
Hongkong Land Holdings Ltd.	306,700	2,093,121
Link REIT	1,218,500	8,418,459
New World Development Co. Ltd.	3,487,000	4,563,719
Sun Hung Kai Properties Ltd.	1,164,000	17,053,708
Swire Properties Ltd.	1,310,600	3,942,124
Wharf (Holdings) Ltd. (The)	307,000	2,429,297
		44,785,549

Japan–6.42%
Activia Properties, Inc.	483	2,386,725
GLP J-REIT	4,133	4,724,900
Hulic Reit, Inc.	2,092	3,462,608
Japan Excellent, Inc.	1,541	1,999,053
Japan Logistics Fund Inc.	912	1,968,293
Japan Real Estate Investment Corp.	348	1,917,927
Japan Retail Fund Investment Corp.	1,120	2,253,662
Kenedix Office Investment Corp.	1,044	6,209,251
Kenedix Retail REIT Corp.	838	1,983,922
Mitsubishi Estate Co., Ltd.	424,000	8,286,337

	Shares	Value
Japan–(continued)
Mitsui Fudosan Co., Ltd.	590,000	$13,358,590
Nippon Prologis REIT Inc.	1,836	3,947,772
ORIX JREIT Inc.	1,492	2,349,951
Tokyo Tatemono Co., Ltd.	117,600	1,659,582
United Urban Investment Corp.	3,455	5,370,992
		61,879,565

Netherlands–0.67%
Wereldhave N.V.	147,958	6,462,972

Singapore–2.16%
Ascendas REIT	4,516,900	8,071,616
CapitaLand Mall Trust	796,700	1,120,071
Mapletree Commercial Trust	2,264,400	2,423,979
Mapletree Industrial Trust	7,775,400	9,238,923
		20,854,589

South Africa–0.24%
SA Corporate Real Estate Fund Nominees Proprietary Ltd.	5,423,479	2,319,528

Spain–0.54%
Ferrovial, S.A.	272,167	5,162,859

Sweden–0.47%
Wihlborgs Fastigheter AB	228,127	4,532,163

Switzerland–0.20%
Swiss Prime Site AG	22,564	1,959,254

United Kingdom–3.61%
British Land Co. PLC (The)	196,174	1,505,041
Hammerson PLC	563,817	4,117,550
Hansteen Holdings PLC	2,202,318	3,205,770
Kennedy Wilson Europe Real Estate PLC	491,178	5,912,415
Land Securities Group PLC	1,299,283	17,156,009
Segro PLC	464,832	2,848,403
		34,745,188

United States–31.31%
American Campus Communities, Inc.	99,076	5,062,784
Apple Hospitality REIT, Inc.	531,927	10,447,046
AvalonBay Communities, Inc.	76,156	13,995,950
Boston Properties, Inc.	55,013	7,648,457
Brandywine Realty Trust	383,177	6,383,729
Brixmor Property Group, Inc.	472,344	11,024,509
Care Capital Properties, Inc.	157,994	4,153,662
Cohen & Steers Quality Income Realty Fund, Inc.	357,173	4,703,968
Crown Castle International Corp.	54,517	5,098,975
CyrusOne Inc.	172,311	8,770,630
DCT Industrial Trust Inc.	55,345	2,647,705
DiamondRock Hospitality Co.	683,560	7,430,297

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Real Estate Income Fund

	Shares		Value
United States–(continued)
DuPont Fabros Technology Inc.		68,590	$3,531,699
EastGroup Properties, Inc.		70,040	5,206,774
EnLink Midstream LLC		270,607	5,195,654
EPR Properties		96,865	7,454,730
Equity Residential		85,725	5,406,676
Essex Property Trust, Inc.		35,103	8,238,674
Extra Space Storage Inc.		28,823	2,282,493
Federal Realty Investment Trust		56,423	7,940,409
HCP, Inc.		499,691	16,384,868
Host Hotels & Resorts Inc.		427,464	7,690,077
Hudson Pacific Properties Inc.		438,303	16,033,124
InfraREIT, Inc.		601,243	10,010,696
Lamar Advertising Co.–Class A		78,864	5,952,655
LaSalle Hotel Properties		158,379	4,577,153
Liberty Property Trust		268,846	10,603,286
Life Storage, Inc.		61,595	5,459,165
Macquarie Infrastructure Corp.		58,714	4,517,455
Mid-America Apartment Communities, Inc.		30,723	3,156,174
National Health Investors, Inc.		25,761	1,950,623
National Retail Properties, Inc.		238,611	10,794,762
Pattern Energy Group Inc.		251,408	5,226,772
Public Storage		11,727	2,667,423
QTS Realty Trust, Inc.–Class A		39,238	2,063,919
Realty Income Corp.		71,624	4,389,119
Retail Opportunity Investments Corp.		463,159	10,189,498
Rexford Industrial Realty, Inc.		88,142	2,025,503
RLJ Lodging Trust		249,974	5,689,408
Simon Property Group, Inc.		94,647	17,452,907
Terreno Realty Corp.		79,376	2,198,715
Ventas, Inc.		152,714	9,934,046
Washington REIT		95,013	3,107,875
Weingarten Realty Investors		137,748	4,885,921
Welltower Inc.		29,369	2,066,990
			301,652,955
Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $562,645,895)			588,560,916

	Principal Amount
Mortgage-Backed Securities–18.19%
Ireland–0.25%
Taurus Ltd., REGS, Series 2015-DE2, Class E, Floating Rate Pass Through Ctfs., 3.40%, 02/01/2026(a)(b)(c)		EUR 2,300,000	2,437,622

United Kingdom–0.96%
Logistics UK PLC, Series 2015-1A, Class E, Floating Rate Pass Through Ctfs., 3.76%, 08/20/2025(a)(b)(c)	GBP	7,500,000	9,244,721

	Principal Amount	Value
United States–16.98%
Banc of America Merrill Lynch Commercial Mortgage Inc., Series 2005-5, Class F, Variable Rate Pass Through Ctfs., 5.39%, 10/10/2045(a)(b)	$5,800,000	$5,794,607
Banc of America Merrill Lynch Large Loan Inc., Series 2013-FRR1, Class A1, Pass Through Ctfs., 0.00%, 12/26/2020(b)(d)	6,650,000	5,418,240
Series 2014-FRR7, Class B, Floating Rate Pass Through Ctfs., 3.03%, 10/26/2044(a)(b)	4,900,000	4,849,370
Series 2014-ICTS, Class E, Floating Rate Pass Through Ctfs., 3.72%, 06/15/2028(a)(b)	11,750,000	11,631,537
Series 2015-ASHF, Class E, Floating Rate Pass Through Ctfs., 4.77%, 01/15/2028(a)(b)	1,400,000	1,400,686
Series 2016-FR13, Class A, Variable Rate Pass Through Ctfs., 1.73%, 08/27/2045(a)(b)	5,000,000	4,123,336
Series 2016-FR13, Class B, Variable Rate Pass Through Ctfs., 1.99%, 08/27/2045(a)(b)	10,308,000	7,771,480
Bear Stearns Commercial Mortgage Securities Trust, Series 2004-PWR6, Class B, Variable Rate Pass Through Ctfs., 4.95%, 11/11/2041(a)(b)	12,531	12,614
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class E, Variable Rate Pass Through Ctfs., 3.79%, 04/10/2028(a)(b)	9,800,000	9,771,347
FREMF Mortgage Trust, Series 2015-K718, Class C, Variable Rate Pass Through Ctfs., 3.55%, 02/25/2022(a)(b)	4,900,000	4,557,327
GS Mortgage Securities Trust, Series 2011-GC3, Class E, Variable Rate Pass Through Ctfs., 5.00%, 03/10/2044(a)(b)	8,605,000	7,696,178
Series 2011-GC3, Class F, Variable Rate Pass Through Ctfs., 5.00%, 03/10/2044(a)(b)	4,900,000	4,446,054
Series 2011-GC5, Class E, Variable Rate Pass Through Ctfs., 5.40%, 08/10/2044(a)(b)	11,025,000	9,578,078
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C4, Class TAC1, Pass Through Ctfs., 7.99%, 07/15/2046(b)	1,786,243	1,817,968
Series 2012-C8, Class E, Variable Rate Pass Through Ctfs., 4.66%, 10/15/2045(a)(b)	7,805,000	7,213,856
Series 2013-LC11, Class D, Variable Rate Pass Through Ctfs., 4.26%, 04/15/2046(a)	12,749,000	11,698,019
Series 2015-FRR2, Class AK36, Variable Rate Pass Through Ctfs., 2.33%, 12/27/2046(a)(b)	9,890,000	7,895,600

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Real Estate Income Fund

	Principal Amount	Value
United States–(continued)
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class RIM, Pass Through Ctfs., 4.30%, 09/15/2047(b)	$10,000,000	$9,309,753
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class E, Variable Rate Pass Through Ctfs., 6.04%, 09/12/2042(a)(b)	235,000	247,122
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class D, Variable Rate Pass Through Ctfs., 4.76%, 10/15/2046(a)(b)	13,510,000	12,805,079
Series 2013-C9, Class D, Variable Rate Pass Through Ctfs., 4.15%, 05/15/2046(a)(b)	13,590,000	12,593,410
Morgan Stanley Capital I Trust, Series 2003-TOP11, Class G, Variable Rate Pass Through Ctfs., 5.76%, 06/13/2041(a)(b)	515,873	517,325
Series 2006-IQ11, Class B, Variable Rate Pass Through Ctfs., 6.27%, 10/15/2042(a)	270,000	268,569
Starwood Retail Property Trust, Series 2014-STAR, Class E, Floating Rate Pass Through Ctfs., 4.92%, 11/15/2027(a)(b)	12,200,000	11,620,417
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class H, Variable Rate Pass Through Ctfs., 5.22%, 10/15/2041(a)(b)	170,798	171,127
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class D, Variable Rate Pass Through Ctfs., 4.35%, 03/15/2048(a)(b)	11,279,000	10,406,573
		163,615,672
Total Mortgage-Backed Securities (Cost $177,350,816)		175,298,015

	Shares
Preferred Stocks–15.91%
Australia–0.49%
Goodman PLUS Trust, REGS, Unsec. Sub. Gtd. Floating Rate 5.64% Pfd.(a)(b)	60,179	4,696,668

United States–15.43%
Alexandria Real Estate Equities Inc., Series E, 6.45% Pfd.	195,684	4,944,935
American Tower Corp., Series A, $5.25 Conv. Pfd.	87,840	9,562,262
American Tower Corp., Series B, $5.50 Conv. Pfd.	90,100	9,738,909
Brandywine Realty Trust, Series E, 6.90% Pfd.	228,708	5,804,609
Chesapeake Lodging Trust, Series A, 7.75% Pfd.	68,500	1,754,970
CoreSite Realty Corp., Series A, 7.25% Pfd.	408,585	10,476,119
DDR Corp., Series J, 6.50% Pfd.	25,000	633,250

	Shares	Value
United States–(continued)
DDR Corp., Series K, 6.25% Pfd.	92,654	$2,327,469
Digital Realty Trust, Inc., Series F, 6.63% Pfd.	61,500	1,566,405
Digital Realty Trust, Inc., Series H, 7.38% Pfd.	72,477	1,996,017
Digital Realty Trust, Inc., Series I, 6.35% Pfd.	97,000	2,560,800
Dominion Resources, Inc., Series A, Conv. Investment Units, 6.75%, 08/15/2019	71,900	3,658,991
Eagle Hospitality Properties Trust Inc., Series A, 8.25% Pfd.	195,800	12,257
EPR Properties, Series F, 6.63% Pfd.	30,000	777,300
GGP Inc., Series A, 6.38% Pfd.	146,796	3,785,869
Hersha Hospitality Trust, Series E, 6.50% Pfd.	100,000	2,400,000
Kilroy Realty Corp., Series G, 6.88% Pfd.	222,502	5,611,501
Kilroy Realty Corp., Series H, 6.38% Pfd.	292,827	7,452,447
Kinder Morgan, Inc., Series A, 4.88% Conv. Pfd.	191,700	9,335,790
LaSalle Hotel Properties, Series H, 7.50% Pfd.	249,210	6,337,410
LaSalle Hotel Properties, Series I, 6.38% Pfd.	127,800	3,226,950
NextEra Energy, Inc., Series H, Conv. Investment Units, 6.37%, 09/1/2018	61,800	3,772,272
NuStar Logistics L.P., 7.63% Jr. Unsec. Gtd. Sub. Pfd.	137,374	3,623,926
Pebblebrook Hotel Trust, Series C, 6.50% Pfd.	177,670	4,523,478
Public Storage, Series T, 5.75% Pfd.	50,000	1,255,500
Public Storage, Series Y, 6.38% Pfd.	374,114	10,243,241
Public Storage, Series Z, 6.00% Pfd.	70,540	1,883,418
Regency Centers Corp., Series 7, 6.00% Pfd.	30,162	764,607
Saul Centers, Inc., Series C, 6.88% Pfd.	121,236	3,080,607
Summit Hotel Properties, Inc., Series B, 7.88% Pfd.	161,156	4,112,701
Sun Communities, Inc., Series A, 7.13% Pfd.	7,729	198,249
Sunstone Hotel Investors, Inc., Series E, 6.95% Pfd.	72,500	1,870,500
Targa Resources Partners LP, Series A, 9.00% Pfd.	112,807	3,096,552
Terreno Realty Corp., Series A, 7.75% Pfd.	217,651	5,571,866
Welltower Inc., Series J, 6.50% Pfd.	423,031	10,673,072
		148,634,249
Total Preferred Stocks (Cost $155,520,910)		153,330,917

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Real Estate Income Fund

	Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–2.44%
United States–2.19%
CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/2022		$12,605,000	$13,282,519
Equinix Inc., Sr. Unsec. Notes, 5.38%, 01/1/2022		4,975,000	5,279,718
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 4.25%, 11/15/2023		2,500,000	2,493,750
Total U.S. Dollar Denominated Bonds & Notes (Cost $20,731,521)			21,055,987

Non U.S. Dollar Denominated Bonds & Notes–0.25%(c)
Australia–0.25%
General Property Trust, Sr. Unsec. Gtd. Medium-Term Notes, 6.75%, 01/24/2019 (Cost $3,191,508)	AUD	2,980,000	2,452,009

	Shares	Value
Money Market Funds–2.04%
Government & Agency Portfolio–Institutional Class, 0.47%(e)	11,778,560	$11,778,560
Treasury Portfolio–Institutional Class, 0.41%(e)	7,852,374	7,852,374
Total Money Market Funds (Cost $19,630,934)		19,630,934
TOTAL INVESTMENTS–99.67% (Cost $939,071,584)		960,328,778
OTHER ASSETS LESS LIABILITIES–0.33%		3,214,940
NET ASSETS–100.00%		$963,543,718

Investment Abbreviations:

AUD	– Australian Dollar
Conv.	– Convertible
Ctfs.	– Certificates
EUR	– Euro
GBP	– British Pound
Gtd.	– Guaranteed

Pfd.	– Preferred
REGS	– Regulation S
REIT	– Real Estate Investment Trust
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2017 was $168,028,095, which represented 17.44% of the Fund’s Net Assets.
(c)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(d)	Zero coupon bond issued at a discount.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of February 28, 2017.

Portfolio Composition

By country, based on Net Assets

as of February 28, 2017

United States	65.9%
Australia	6.4
Japan	6.4
Hong Kong	4.6
United Kingdom	4.6
Canada	2.7
France	2.3
Singapore	2.2
Countries each less than 2.0% of the portfolio	2.5
Money Market Funds Plus Other Assets Less Liabilities	2.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Global Real Estate Income Fund

Statement of Assets and Liabilities

February 28, 2017

(Unaudited)

Assets:
Investments, at value (Cost $919,440,650)	$940,697,844
Investments in affiliated money market funds, at value and cost	19,630,934
Total investments, at value (Cost $939,071,584)	960,328,778
Foreign currencies, at value (Cost $446,995)	2,224,369
Receivable for:
Investments sold	872,332
Fund shares sold	1,091,761
Dividends and interest	1,367,062
Investment for trustee deferred compensation and retirement plans	132,157
Other assets	58,193
Total assets	966,074,652

Liabilities:
Payable for:
Investments purchased	271,881
Fund shares reacquired	1,564,922
Accrued fees to affiliates	399,258
Accrued trustees’ and officers’ fees and benefits	4,246
Accrued other operating expenses	141,760
Trustee deferred compensation and retirement plans	148,867
Total liabilities	2,530,934
Net assets applicable to shares outstanding	$963,543,718

Net assets consist of:
Shares of beneficial interest	$949,670,342
Undistributed net investment income	(5,262,289)
Undistributed net realized gain (loss)	(2,159,310)
Net unrealized appreciation	21,294,975
$963,543,718

Net Assets:
Class A	$328,240,603
Class B	$599,464
Class C	$79,550,637
Class Y	$395,701,722
Class R5	$7,185,896
Class R6	$152,265,396

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	36,840,959
Class B	67,416
Class C	8,946,460
Class Y	44,546,475
Class R5	806,874
Class R6	17,096,586
Class A:
Net asset value per share	$8.91
Maximum offering price per share
(Net asset value of $8.91 ÷ 94.50%)	$9.43
Class B:
Net asset value and offering price per share	$8.89
Class C:
Net asset value and offering price per share	$8.89
Class Y:
Net asset value and offering price per share	$8.88
Class R5:
Net asset value and offering price per share	$8.91
Class R6:
Net asset value and offering price per share	$8.91

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Global Real Estate Income Fund

Statement of Operations

For the six months ended February 28, 2017

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $512,473)	$18,645,226
Dividends from affiliated money market funds	50,150
Interest (net of foreign withholding taxes of $508)	4,812,140
Total investment income	23,507,516

Expenses:
Advisory fees	3,595,894
Administrative services fees	124,521
Custodian fees	50,013
Distribution fees:
Class A	430,956
Class B	3,214
Class C	423,197
Transfer agent Fees — A, B, C and Y	670,706
Transfer agent fees — R5	5,371
Transfer agent fees — R6	4,417
Trustees’ and officers’ fees and benefits	19,383
Registration and filing fees	50,508
Reports to shareholders	101,813
Professional services fees	20,873
Other	13,459
Total expenses	5,514,325
Less: Fees waived and expense offset arrangement(s)	(19,283)
Net expenses	5,495,042
Net investment income	18,012,474

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	3,456,800
Foreign currencies	(57,120)
3,399,680
Change in net unrealized appreciation (depreciation) of:
Investment securities	(37,388,302)
Foreign currencies	66,550
(37,321,752)
Net realized and unrealized gain (loss)	(33,922,072)
Net increase (decrease) in net assets resulting from operations	$(15,909,598)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Global Real Estate Income Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2017 and the year ended August 31, 2016

(Unaudited)

	February 28, 2017	August 31, 2016
Operations:
Net investment income	$18,012,474	$33,035,008
Net realized gain	3,399,680	2,312,376
Change in net unrealized appreciation (depreciation)	(37,321,752)	72,373,878
Net increase (decrease) in net assets resulting from operations	(15,909,598)	107,721,262

Distributions to shareholders from net investment income:
Class A	(10,199,347)	(13,587,464)
Class B	(16,422)	(22,340)
Class C	(2,177,448)	(2,395,083)
Class Y	(11,804,710)	(13,000,393)
Class R5	(371,018)	(452,823)
Class R6	(4,606,613)	(1,554,186)
Total distributions from net investment income	(29,175,558)	(31,012,289)

Distributions to shareholders from net realized gains:
Class A	—	(9,628,157)
Class B	—	(21,631)
Class C	—	(2,248,413)
Class Y	—	(8,688,128)
Class R5	—	(291,961)
Class R6	—	(36,308)
Total distributions from net realized gains	—	(20,914,598)

Share transactions–net:
Class A	(40,700,417)	(135,211,872)
Class B	(80,352)	(393,474)
Class C	(11,498,909)	(14,025,104)
Class Y	15,724,001	(21,498,414)
Class R5	(5,048,771)	(1,989,813)
Class R6	2,673,848	146,096,174
Net increase (decrease) in net assets resulting from share transactions	(38,930,600)	(27,022,503)
Net increase (decrease) in net assets	(84,015,756)	28,771,872

Net assets:
Beginning of period	1,047,559,474	1,018,787,602
End of period (includes undistributed net investment income of $(5,262,289) and $5,900,795, respectively)	$963,543,718	$1,047,559,474

Notes to Financial Statements

February 28, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Real Estate Income Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of fourteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is current income and, secondarily, capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6

11                         Invesco Global Real Estate Income Fund

shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices will be used to value debt obligations and corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

12                         Invesco Global Real Estate Income Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

13                         Invesco Global Real Estate Income Fund

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.75%
Next $250 million	0.74%
Next $500 million	0.73%
Next $1.5 billion	0.72%
Next $2.5 billion	0.71%
Next $2.5 billion	0.70%
Next $2.5 billion	0.69%
Over $10 billion	0.68%

For the six months ended February 28, 2017, the effective advisory fees incurred by the Fund was 0.74%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursemnt (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursemnt to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2018, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 28, 2017, the Adviser waived advisory fees of $18,434.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

14                         Invesco Global Real Estate Income Fund

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2017, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2017, IDI advised the Fund that IDI retained $17,147 in front-end sales commissions from the sale of Class A shares and $1,515, $1 and $1,646 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended February 28, 2017, there were transfers from Level 1 to Level 2 of $ 16,368,010 and from Level 2 to Level 1 of $35,072,946, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$4,696,668	$57,041,541	$—	$61,738,209
Canada	26,025,358	—	—	26,025,358
China	924,111	—	—	924,111
France	22,667,293	—	—	22,667,293
Hong Kong	11,012,983	33,772,566	—	44,785,549
Ireland	—	2,437,622	—	2,437,622
Japan	61,879,565	—	—	61,879,565
Netherlands	6,462,972	—	—	6,462,972
Singapore	12,782,973	8,071,616	—	20,854,589
South Africa	2,319,528	—	—	2,319,528
Spain	5,162,859	—	—	5,162,859
Sweden	—	4,532,163	—	4,532,163
Switzerland	1,959,254	—	—	1,959,254
United Kingdom	16,084,138	27,905,771	—	43,989,909
United States	446,615,957	188,342,906	—	634,958,863
Money Market Funds	19,630,934	—	—	19,630,934
Total Investments	$638,224,593	$322,104,185	$—	$960,328,778

15                         Invesco Global Real Estate Income Fund

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $849.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2016, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$156,511	$—	$156,511

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2017 was $186,736,276 and $229,358,511, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$43,971,605
Aggregate unrealized (depreciation) of investment securities	(39,969,774)
Net unrealized appreciation of investment securities	$4,001,831

Cost of investments for tax purposes is $956,326,947.

16                         Invesco Global Real Estate Income Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended February 28, 2017(a)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	2,518,391	$22,203,432	6,003,077	$52,782,040
Class B	161	1,377	1,493	13,353
Class C	268,466	2,374,817	631,655	5,603,735
Class Y	9,563,905	83,761,994	13,141,894	116,381,172
Class R5	111,691	989,036	176,484	1,575,410
Class R6	914,895	7,967,686	16,972,317	149,555,587

Issued as reinvestment of dividends:
Class A	925,353	8,147,915	2,100,834	18,121,821
Class B	1,695	14,907	4,587	39,475
Class C	188,440	1,656,530	437,021	3,759,986
Class Y	974,313	8,537,711	2,012,635	17,313,889
Class R5	38,004	333,883	81,337	701,839
Class R6	524,496	4,606,328	178,842	1,589,958

Automatic conversion of Class B shares to Class A shares:
Class A	562	5,020	26,714	237,281
Class B	(563)	(5,020)	(26,744)	(237,281)

Reacquired:
Class A	(8,079,789)	(71,056,784)	(23,377,769)	(206,353,014)
Class B	(10,462)	(91,616)	(23,712)	(209,021)
Class C	(1,769,359)	(15,530,256)	(2,636,088)	(23,388,825)
Class Y	(8,777,935)	(76,575,704)	(17,697,872)	(155,193,475)
Class R5	(730,156)	(6,371,690)	(483,594)	(4,267,062)
Class R6	(1,105,639)	(9,900,166)	(552,776)	(5,049,371)
Net increase (decrease) in share activity	(4,443,531)	$(38,930,600)	(3,029,665)	$(27,022,503)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 10% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

17                         Invesco Global Real Estate Income Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period		Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/28/17	$9.30	$0.16	$(0.29)	$(0.13)	$(0.26)	$—	$(0.26)	$8.91		(1.38)%	$328,241	1.23	%(d)	1.23	%(d)	3.60	%(d)	19%
Year ended 08/31/16	8.81	0.30	0.67	0.97	(0.28)	(0.20)	(0.48)	9.30		11.54	385,887	1.24		1.24		3.37		60
Year ended 08/31/15	9.48	0.29	(0.57)	(0.28)	(0.38)	(0.01)	(0.39)	8.81		(3.08)	499,799	1.22		1.22		3.12		60
Year ended 08/31/14	8.52	0.29	1.19	1.48	(0.42)	(0.10)	(0.52)	9.48		18.13	609,824	1.27		1.27		3.26		61
Year ended 08/31/13	8.97	0.36	(0.31)	0.05	(0.50)	—	(0.50)	8.52		0.43	615,876	1.26		1.27		4.00		63
Year ended 08/31/12	8.39	0.41	0.57	0.98	(0.40)	—	(0.40)	8.97	(e)	12.19	318,464	1.31		1.31		4.82		49
Class B
Six months ended 02/28/17	9.28	0.12	(0.29)	(0.17)	(0.22)	—	(0.22)	8.89		(1.76)	599	1.98	(d)	1.98	(d)	2.85	(d)	19
Year ended 08/31/16	8.79	0.23	0.67	0.90	(0.21)	(0.20)	(0.41)	9.28		10.72	711	1.99		1.99		2.62		60
Year ended 08/31/15	9.46	0.22	(0.57)	(0.35)	(0.31)	(0.01)	(0.32)	8.79		(3.83)	1,064	1.97		1.97		2.37		60
Year ended 08/31/14	8.51	0.23	1.18	1.41	(0.36)	(0.10)	(0.46)	9.46		17.13	1,647	2.02		2.02		2.51		61
Year ended 08/31/13	8.95	0.29	(0.30)	(0.01)	(0.43)	—	(0.43)	8.51		(0.23)	1,822	2.01		2.02		3.25		63
Year ended 08/31/12	8.36	0.34	0.59	0.93	(0.34)	—	(0.34)	8.95	(e)	11.49	1,606	2.06		2.06		4.07		49
Class C
Six months ended 02/28/17	9.28	0.12	(0.29)	(0.17)	(0.22)	—	(0.22)	8.89		(1.76)	79,551	1.98	(d)	1.98	(d)	2.85	(d)	19
Year ended 08/31/16	8.79	0.23	0.67	0.90	(0.21)	(0.20)	(0.41)	9.28		10.72	95,245	1.99		1.99		2.62		60
Year ended 08/31/15	9.46	0.22	(0.57)	(0.35)	(0.31)	(0.01)	(0.32)	8.79		(3.83)	103,988	1.97		1.97		2.37		60
Year ended 08/31/14	8.51	0.23	1.18	1.41	(0.36)	(0.10)	(0.46)	9.46		17.14	118,319	2.02		2.02		2.51		61
Year ended 08/31/13	8.95	0.29	(0.30)	(0.01)	(0.43)	—	(0.43)	8.51		(0.23)	108,878	2.01		2.02		3.25		63
Year ended 08/31/12	8.36	0.34	0.59	0.93	(0.34)	—	(0.34)	8.95	(e)	11.49	44,790	2.06		2.06		4.07		49
Class Y
Six months ended 02/28/17	9.28	0.17	(0.30)	(0.13)	(0.27)	—	(0.27)	8.88		(1.37)	395,702	0.98	(d)	0.98	(d)	3.85	(d)	19
Year ended 08/31/16	8.79	0.32	0.67	0.99	(0.30)	(0.20)	(0.50)	9.28		11.84	396,910	0.99		0.99		3.62		60
Year ended 08/31/15	9.45	0.31	(0.55)	(0.24)	(0.41)	(0.01)	(0.42)	8.79		(2.75)	398,283	0.97		0.97		3.37		60
Year ended 08/31/14	8.50	0.32	1.17	1.49	(0.44)	(0.10)	(0.54)	9.45		18.33	428,854	1.02		1.02		3.51		61
Year ended 08/31/13	8.95	0.39	(0.32)	0.07	(0.52)	—	(0.52)	8.50		0.68	270,196	1.01		1.02		4.25		63
Year ended 08/31/12	8.36	0.43	0.58	1.01	(0.42)	—	(0.42)	8.95	(e)	12.62	114,525	1.06		1.06		5.07		49
Class R5
Six months ended 02/28/17	9.30	0.17	(0.29)	(0.12)	(0.27)	—	(0.27)	8.91		(1.22)	7,186	0.92	(d)	0.92	(d)	3.91	(d)	19
Year ended 08/31/16	8.81	0.33	0.67	1.00	(0.31)	(0.20)	(0.51)	9.30		11.91	12,898	0.90		0.90		3.71		60
Year ended 08/31/15	9.47	0.32	(0.56)	(0.24)	(0.41)	(0.01)	(0.42)	8.81		(2.68)	14,204	0.91		0.91		3.43		60
Year ended 08/31/14	8.52	0.32	1.18	1.50	(0.45)	(0.10)	(0.55)	9.47		18.40	24,749	0.91		0.91		3.62		61
Year ended 08/31/13	8.96	0.39	(0.30)	0.09	(0.53)	—	(0.53)	8.52		0.85	23,565	0.94		0.95		4.32		63
Year ended 08/31/12	8.38	0.44	0.57	1.01	(0.43)	—	(0.43)	8.96	(e)	12.63	30,076	0.98		0.98		5.15		49
Class R6
Six months ended 02/28/17	9.30	0.17	(0.28)	(0.11)	(0.28)	—	(0.28)	8.91		(1.17)	152,265	0.82	(d)	0.82	(d)	4.01	(d)	19
Year ended 08/31/16	8.81	0.34	0.67	1.01	(0.32)	(0.20)	(0.52)	9.30		12.00	155,908	0.82		0.82		3.79		60
Year ended 08/31/15	9.48	0.33	(0.57)	(0.24)	(0.42)	(0.01)	(0.43)	8.81		(2.70)	1,449	0.84		0.84		3.50		60
Year ended 08/31/14	8.52	0.34	1.18	1.52	(0.46)	(0.10)	(0.56)	9.48		18.62	1,420	0.87		0.87		3.66		61
Year ended 08/31/13(f)	8.98	0.38	(0.41)	(0.03)	(0.43)	—	(0.43)	8.52		(0.49)	60	0.86	(g)	0.87	(g)	4.40	(g)	63

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $347,621, $648, $85,341, $390,029, $10,903, and $148,525 for Class A, Class B, Class C, Class Y, Class R5, and Class R6 shares, respectively.
(e)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(f)	Commencement date of September 24, 2012.
(g)	Annualized.

18                         Invesco Global Real Estate Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2016 through February 28, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/17)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/17)	Expenses Paid During Period[2]
A	$1,000.00	$986.20	$6.06	$1,018.70	$6.16	1.23%
B	1,000.00	982.40	9.73	1,014.98	9.89	1.98
C	1,000.00	982.40	9.73	1,014.98	9.89	1.98
Y	1,000.00	986.30	4.83	1,019.93	4.91	0.98
R5	1,000.00	987.80	4.53	1,020.23	4.61	0.92
R6	1,000.00	988.30	4.04	1,020.73	4.11	0.82

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2016 through February 28, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

19                         Invesco Global Real Estate Income Fund

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	Invesco Distributors, Inc.	GREI-SAR-1	04112017	0849

Semiannual Report to Shareholders	February 28, 2017

Invesco Growth and Income Fund
Nasdaq:
A: ACGIX ∎ B: ACGJX ∎ C: ACGKX ∎ R: ACGLX ∎ Y: ACGMX ∎ R5: ACGQX ∎ R6: GIFFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
17	Financial Highlights
18	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 8/31/16 to 2/28/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	15.63%
Class B Shares	15.63
Class C Shares	15.20
Class R Shares	15.47
Class Y Shares	15.75
Class R5 Shares	15.83
Class R6 Shares	15.84
S&P 500 Index▼ (Broad Market Index)	10.01
Russell 1000 Value Index▼ (Style-Specific Index)	11.07
Lipper Large-Cap Value Funds Index∎ (Peer Group Index)	11.51
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Growth and Income Fund

Average Annual Total Returns
As of 2/28/17, including maximum applicable sales charges

Class A Shares
Inception (8/1/46)	9.53%
10 Years	6.37
5 Years	12.44
1 Year	27.88

Class B Shares
Inception (8/2/93)	9.78%
10 Years	6.97
5 Years	13.48
1 Year	30.32

Class C Shares
Inception (8/2/93)	9.25%
10 Years	6.19
5 Years	12.88
1 Year	33.34

Class R Shares
Inception (10/1/02)	9.36%
10 Years	6.72
5 Years	13.45
1 Year	34.96

Class Y Shares
Inception (10/19/04)	8.77%
10 Years	7.25
5 Years	14.01
1 Year	35.69

Class R5 Shares
10 Years	7.25%
5 Years	14.12
1 Year	35.77

Class R6 Shares
10 Years	7.19%
5 Years	14.16
1 Year	35.90

Effective June 1, 2010, Class A, Class B, Class C, Class R and Class I shares of the predecessor fund, Van Kampen Growth and Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C, Class R and Class Y shares, respectively, of Invesco Van Kampen Growth and Income Fund (renamed Invesco Growth and Income Fund). Returns shown above, prior to June 1, 2010, for Class A, Class B, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco Growth and Income Fund. Share class returns will differ from the predecessor fund because of different expenses.

Average Annual Total Returns
As of 12/31/16, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (8/1/46)	9.49%
10 Years	5.85
5 Years	13.12
1 Year	13.23

Class B Shares
Inception (8/2/93)	9.68%
10 Years	6.43
5 Years	14.19
1 Year	14.83

Class C Shares
Inception (8/2/93)	9.16%
10 Years	5.67
5 Years	13.56
1 Year	17.96

Class R Shares
Inception (10/1/02)	9.20%
10 Years	6.18
5 Years	14.13
1 Year	19.54

Class Y Shares
Inception (10/19/04)	8.57%
10 Years	6.71
5 Years	14.70
1 Year	20.10

Class R5 Shares
10 Years	6.71%
5 Years	14.82
1 Year	20.25

Class R6 Shares
10 Years	6.65%
5 Years	14.84
1 Year	20.31

Class R5 shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.83%, 0.83%, 1.55%, 1.08%, 0.58%, 0.48%, and 0.38%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                      Invesco Growth and Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets,

the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco Growth and Income Fund

Schedule of Investments(a)

February 28, 2017

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.14%
Aerospace & Defense–1.64%
General Dynamics Corp.	711,740	$135,095,369

Apparel, Accessories & Luxury Goods–0.69%
Michael Kors Holdings Ltd.(b)	1,552,336	56,660,264

Asset Management & Custody Banks–2.57%
Northern Trust Corp.	998,807	87,245,791
State Street Corp.	1,563,159	124,599,404
		211,845,195

Automobile Manufacturers–1.24%
General Motors Co.	2,777,075	102,307,443

Biotechnology–0.95%
Amgen Inc.	442,253	78,070,922

Broadcasting–0.32%
CBS Corp.–Class B	407,004	26,829,704

Building Products–1.29%
Johnson Controls International PLC	2,546,187	106,787,083

Cable & Satellite–2.49%
Charter Communications, Inc.–Class A(b)	253,995	82,055,625
Comcast Corp.–Class A	3,296,782	123,365,582
		205,421,207

Communications Equipment–3.11%
Cisco Systems, Inc.	4,235,226	144,760,025
Juniper Networks, Inc.	3,990,868	111,744,304
		256,504,329

Construction Machinery & Heavy Trucks–1.32%
Caterpillar Inc.	1,128,604	109,090,863

Data Processing & Outsourced Services–0.88%
PayPal Holdings, Inc.(b)	1,728,163	72,582,846

Diversified Banks–14.62%
Bank of America Corp.	14,414,232	355,743,246
Citigroup Inc.	6,805,856	407,058,247
Comerica Inc.	1,411,756	100,629,968
JPMorgan Chase & Co.	3,780,371	342,577,220
		1,206,008,681

Diversified Metals & Mining–0.77%
BHP Billiton Ltd. (Australia)	3,357,174	63,891,130

Drug Retail–2.05%
Walgreens Boots Alliance, Inc.	1,955,063	168,878,342

Electric Utilities–1.39%
FirstEnergy Corp.	1,204,657	39,067,026
PG&E Corp.	1,132,989	75,627,016
		114,694,042

Fertilizers & Agricultural Chemicals–2.17%
Agrium Inc. (Canada)	573,258	55,376,723
Mosaic Co. (The)	3,968,387	123,773,990
		179,150,713

	Shares	Value
Health Care Distributors–0.76%
Cardinal Health, Inc.	771,678	$62,791,439

Health Care Equipment–2.36%
Baxter International Inc.	1,728,149	87,997,347
Medtronic PLC	1,314,984	106,395,356
		194,392,703

Health Care Services–0.63%
Express Scripts Holding Co.(b)	740,619	52,324,732

Home Improvement Retail–0.68%
Kingfisher PLC (United Kingdom)	13,684,773	55,905,136

Hotels, Resorts & Cruise Lines–1.75%
Carnival Corp.	2,585,161	144,639,758

Industrial Conglomerates–1.45%
General Electric Co.	4,002,222	119,306,238

Industrial Machinery–1.07%
Ingersoll-Rand PLC	1,111,194	88,184,356

Insurance Brokers–2.93%
Aon PLC	917,772	106,140,332
Marsh & McLennan Cos., Inc.	887,459	65,210,487
Willis Towers Watson PLC	550,197	70,661,801
		242,012,620

Integrated Oil & Gas–5.05%
Exxon Mobil Corp.	834,087	67,827,955
Occidental Petroleum Corp.	1,352,941	88,685,282
Royal Dutch Shell PLC–Class A (United Kingdom)	6,412,515	165,478,510
TOTAL S.A. (France)	1,888,560	94,321,253
		416,313,000

Integrated Telecommunication Services–0.98%
Orange S.A. (France)	1,205,310	18,215,915
Verizon Communications Inc.	1,254,098	62,240,884
		80,456,799

Internet Software & Services–1.33%
eBay Inc.(b)	3,244,424	109,985,974

Investment Banking & Brokerage–5.65%
Charles Schwab Corp. (The)	2,290,731	92,568,440
Goldman Sachs Group, Inc. (The)	459,187	113,905,927
Morgan Stanley	5,691,577	259,934,322
		466,408,689

IT Consulting & Other Services–1.18%
Cognizant Technology Solutions Corp.– Class A(b)	1,642,893	97,374,268

Managed Health Care–0.85%
Anthem, Inc.	427,730	70,498,459

Movies & Entertainment–0.82%
Time Warner Inc.	692,417	68,002,274

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Growth and Income Fund

	Shares	Value
Oil & Gas Equipment & Services–1.99%
Baker Hughes Inc.	2,725,455	$164,290,427

Oil & Gas Exploration & Production–5.90%
Apache Corp.	3,565,537	187,511,591
Canadian Natural Resources Ltd. (Canada)	4,685,720	134,391,833
Devon Energy Corp.	3,798,583	164,706,559
		486,609,983

Other Diversified Financial Services–0.76%
Voya Financial, Inc.	1,515,237	62,473,221

Packaged Foods & Meats–1.10%
Mondelez International, Inc.–Class A	2,066,899	90,778,204

Pharmaceuticals–6.67%
Eli Lilly and Co.	419,918	34,773,410
Merck & Co., Inc.	2,728,896	179,752,380
Novartis AG (Switzerland)	1,238,954	96,722,921
Pfizer Inc.	4,535,562	154,753,375
Sanofi (France)	973,368	83,870,320
		549,872,406

Railroads–1.10%
CSX Corp.	1,874,737	91,037,229

Regional Banks–7.60%
BB&T Corp.	787,824	37,988,873
Citizens Financial Group, Inc.	5,560,053	207,779,180
Fifth Third Bancorp	5,232,256	143,573,105
First Horizon National Corp.	3,661,372	73,007,758
PNC Financial Services Group, Inc. (The)	1,293,643	164,590,199
		626,939,115

	Shares	Value
Semiconductor Equipment–0.66%
Applied Materials, Inc.	1,506,427	$54,562,786

Semiconductors–2.46%
Intel Corp.	2,546,813	92,194,631
QUALCOMM, Inc.	1,957,053	110,534,353
		202,728,984

Systems Software–3.08%
Microsoft Corp.	1,273,152	81,456,265
Oracle Corp.	4,060,909	172,954,114
		254,410,379

Tobacco–1.18%
Philip Morris International Inc.	887,643	97,063,762

Wireless Telecommunication Services–0.65%
Vodafone Group PLC–ADR (United Kingdom)	2,098,796	53,330,406
Total Common Stocks & Other Equity Interests (Cost $5,546,165,795)		8,096,511,480

Money Market Funds–1.59%
Government & Agency Portfolio–Institutional Class, 0.47%(c)	78,496,805	78,496,805
Treasury Portfolio–Institutional Class, 0.41%(c)	52,331,203	52,331,203
Total Money Market Funds (Cost $130,828,008)		130,828,008
TOTAL INVESTMENTS–99.73% (Cost $5,676,993,803)		8,227,339,488
OTHER ASSETS LESS LIABILITIES–0.27%		22,337,304
NET ASSETS–100.00%		$8,249,676,792

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of February 28, 2017.

Portfolio Composition

By sector, based on Net Assets

as of February 28, 2017

Financials	34.1%
Energy	12.9
Information Technology	12.7
Health Care	12.2
Consumer Discretionary	8.0
Industrials	7.9
Consumer Staples	4.3
Materials	3.0
Telecommunication Services	1.6
Utilities	1.4
Money Market Funds Plus Other Assets Less Liabilities	1.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Growth and Income Fund

Statement of Assets and Liabilities

February 28, 2017

(Unaudited)

Assets:
Investments, at value (Cost $5,546,165,795)	$8,096,511,480
Investments in affiliated money market funds, at value and cost	130,828,008
Total investments, at value (Cost $5,676,993,803)	8,227,339,488
Foreign currencies, at value (Cost $1,888)	1,008
Receivable for:
Investments sold	30,666,273
Fund shares sold	8,187,819
Dividends	16,824,606
Investment for trustee deferred compensation and retirement plans	664,545
Unrealized appreciation on forward foreign currency contracts outstanding	1,179,188
Other assets	95,131
Total assets	8,284,958,058

Liabilities:
Payable for:
Investments purchased	16,739,399
Fund shares reacquired	11,967,929
Accrued fees to affiliates	3,956,840
Accrued trustees’ and officers’ fees and benefits	16,900
Accrued other operating expenses	467,831
Trustee deferred compensation and retirement plans	774,269
Unrealized depreciation on forward foreign currency contracts outstanding	1,358,098
Total liabilities	35,281,266
Net assets applicable to shares outstanding	$8,249,676,792

Net assets consist of:
Shares of beneficial interest	$5,424,311,396
Undistributed net investment income	21,070,259
Undistributed net realized gain	254,267,897
Net unrealized appreciation	2,550,027,240
$8,249,676,792

Net Assets:
Class A	$4,288,231,270
Class B	$27,687,361
Class C	$302,357,976
Class R	$126,167,621
Class Y	$1,852,303,794
Class R5	$857,959,004
Class R6	$794,969,766

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	157,129,470
Class B	1,023,577
Class C	11,212,153
Class R	4,620,420
Class Y	67,810,794
Class R5	31,374,256
Class R6	29,065,596
Class A:
Net asset value per share	$27.29
Maximum offering price per share
(Net asset value of $27.29 ÷ 94.50%)	$28.88
Class B:
Net asset value and offering price per share	$27.05
Class C:
Net asset value and offering price per share	$26.97
Class R:
Net asset value and offering price per share	$27.31
Class Y:
Net asset value and offering price per share	$27.32
Class R5:
Net asset value and offering price per share	$27.35
Class R6:
Net asset value and offering price per share	$27.35

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Growth and Income Fund

Statement of Operations

For the six months ended February 28, 2017

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,713,608)	$91,687,462
Dividends from affiliated money market funds	309,270
Total investment income	91,996,732

Expenses:
Advisory fees	14,046,144
Administrative services fees	356,829
Distribution fees:
Class A	5,144,105
Class B	39,023
Class C	1,472,584
Class R	301,219
Transfer agent fees — A, B, C, R and Y	6,177,203
Transfer agent fees — R5	390,795
Transfer agent fees — R6	10,688
Trustees’ and officers’ fees and benefits	82,086
Registration and filing fees	96,816
Reports to shareholders	513,491
Other	(68,095)
Total expenses	28,562,888
Less: Fees waived and expense offset arrangement(s)	(114,675)
Net expenses	28,448,213
Net investment income	63,548,519

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	415,664,472
Foreign currencies	(153,240)
Forward foreign currency contracts	23,607,204
439,118,436
Change in net unrealized appreciation (depreciation) of:
Investment securities	660,552,298
Foreign currencies	(52,299)
Forward foreign currency contracts	(926,496)
659,573,503
Net realized and unrealized gain	1,098,691,939
Net increase in net assets resulting from operations	$1,162,240,458

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Growth and Income Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2017 and the year ended August 31, 2016

(Unaudited)

	February 28, 2017	August 31, 2016
Operations:
Net investment income	$63,548,519	$131,918,611
Net realized gain	439,118,436	326,833,543
Change in net unrealized appreciation	659,573,503	121,096,427
Net increase in net assets resulting from operations	1,162,240,458	579,848,581

Distributions to shareholders from net investment income:
Class A	(39,841,283)	(73,319,037)
Class B	(310,984)	(755,848)
Class C	(1,778,966)	(3,001,913)
Class R	(1,015,611)	(1,911,040)
Class Y	(20,611,872)	(36,070,365)
Class R5	(8,865,253)	(15,839,561)
Class R6	(8,251,801)	(15,063,080)
Total distributions from net investment income	(80,675,770)	(145,960,844)

Distributions to shareholders from net realized gains:
Class A	(221,941,562)	(293,157,703)
Class B	(1,690,437)	(3,128,396)
Class C	(16,166,259)	(20,896,404)
Class R	(6,551,730)	(9,082,838)
Class Y	(101,587,392)	(123,300,010)
Class R5	(41,958,702)	(50,003,257)
Class R6	(37,894,451)	(46,577,661)
Total distributions from net realized gains	(427,790,533)	(546,146,269)

Share transactions–net:
Class A	(109,948,116)	(323,407,907)
Class B	(8,634,251)	(15,683,027)
Class C	(12,190,491)	(14,357,608)
Class R	(625,554)	(19,270,295)
Class Y	(150,076,645)	(16,021,938)
Class R5	25,014,835	29,843,461
Class R6	55,163,154	(27,669,107)
Net increase (decrease) in net assets resulting from share transactions	(201,297,068)	(386,566,421)
Net increase (decrease) in net assets	452,477,087	(498,824,953)

Net assets:
Beginning of period	7,797,199,705	8,296,024,658
End of period (includes undistributed net investment income of $21,070,259 and $38,197,510, respectively)	$8,249,676,792	$7,797,199,705

Notes to Financial Statements

February 28, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Growth and Income Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of fourteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return through growth of capital and current income.

9                         Invesco Growth and Income Fund

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2 010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

10                         Invesco Growth and Income Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for

11                         Invesco Growth and Income Fund

physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $150 million	0.50%
Next $100 million	0.45%
Next $100 million	0.40%
Over $350 million	0.35%

For the six months ended February 28, 2017, the effective advisory fees incurred by the Fund was 0.35%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2017, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2018, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 28, 2017, the Adviser waived advisory fees of $106,943.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A, Class B, Class C and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to 0.50% of Class R average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended February 28, 2017, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption

12                         Invesco Growth and Income Fund

proceeds prior to remittance to the shareholder. During the six months ended February 28, 2017, IDI advised the Fund that IDI retained $243,247 in front-end sales commissions from the sale of Class A shares and $5,450, $628 and $4,141 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended February 28, 2017, the Fund incurred $18,265 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$7,938,299,097	$158,212,383	$—	$8,096,511,480
Money Market Funds	130,828,008	—	—	130,828,008
	$8,069,127,105	$158,212,383	$—	$8,227,339,488
Forward Foreign Currency Contracts*	—	(178,910)	—	(178,910)
Total Investments	$8,069,127,105	$158,033,473	$—	$8,227,160,578

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Notional Value	Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
3/24/17	Bank of New York Mellon (The)	AUD	33,324,269	USD	25,491,399	$25,532,988	$(41,589)
3/24/17	State Street Bank and Trust Co.	AUD	33,324,030	USD	25,494,549	25,532,805	(38,256)
3/24/17	Bank of New York Mellon (The)	CAD	69,405,286	USD	52,811,211	52,270,810	540,401
3/24/17	State Street Bank and Trust Co.	CAD	69,405,116	USD	52,811,685	52,270,682	541,003
3/24/17	Bank of New York Mellon (The)	CHF	35,635,434	USD	35,330,181	35,538,896	(208,715)
3/24/17	State Street Bank and Trust Co.	CHF	35,635,397	USD	35,333,823	35,538,859	(205,036)
3/24/17	Bank of New York Mellon (The)	EUR	69,580,873	USD	73,373,030	73,805,628	(432,598)
3/24/17	State Street Bank and Trust Co.	EUR	69,581,054	USD	73,373,917	73,805,820	(431,904)
3/24/17	Bank of New York Mellon (The)	GBP	82,709,362	USD	102,726,269	102,706,865	19,404
3/24/17	State Street Bank and Trust Co.	GBP	82,709,436	USD	102,784,671	102,706,957	77,714
3/24/17	State Street Bank and Trust Co.	USD	316,268	CAD	420,826	316,934	666
Total Open Forward Foreign Currency Contracts — Currency Risk							$(178,910)

Currency Abbreviations:

AUD	– Australian Dollar
CAD	– Canadian Dollar

CHF	– Swiss Franc
EUR	– Euro

GBP	– British Pound Sterling

USD – U.S. Dollar

13                         Invesco Growth and Income Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2017:

Derivative Assets	Value
Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$1,179,188
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$1,179,188

Derivative Liabilities
Unrealized depreciation on forward foreign currency contracts outstanding	$(1,358,098)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(1,358,098)

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of February 28, 2017.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Bank of New York Mellon (The)	$559,805	$(682,902)	$(123,097)	$—	$—	$(123,097)
State Street Bank and Trust Co.	619,383	(675,196)	(55,813)	—	—	(55,813)
Total	$1,179,188	$(1,358,098)	$(178,910)	$—	$—	$(178,910)

Effect of Derivative Investments for the six months ended February 28, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$23,607,204
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(926,496)
Total	$22,680,708

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$585,168,150

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2017, the Fund engaged in securities purchases of $154,154.

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $7,732.

14                         Invesco Growth and Income Fund

NOTE 7—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2016.

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2017 was $607,549,175 and $1,209,907,484, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,708,539,624
Aggregate unrealized (depreciation) of investment securities	(195,899,193)
Net unrealized appreciation of investment securities	$2,512,640,431

Cost of investments for tax purposes is $5,714,699,057.

15                         Invesco Growth and Income Fund

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended February 28, 2017(a)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	8,512,916	$224,573,127	13,888,230	$329,831,528
Class B	13,100	342,345	9,827	231,250
Class C	697,550	18,426,048	929,006	22,009,870
Class R	444,872	11,727,545	871,827	20,756,781
Class Y	9,282,130	244,904,402	14,844,058	350,033,999
Class R5	6,101,124	159,135,296	8,561,339	202,505,618
Class R6	3,756,281	99,505,219	11,253,391	264,749,098

Issued as reinvestment of dividends:
Class A	9,360,783	248,891,947	14,929,358	347,452,762
Class B	71,867	1,893,672	160,484	3,704,088
Class C	625,564	16,497,076	950,040	21,853,303
Class R	284,082	7,566,750	472,027	10,989,746
Class Y	4,379,240	116,403,966	6,543,982	152,451,677
Class R5	1,910,322	50,823,580	2,823,837	65,842,337
Class R6	1,690,144	44,962,872	2,570,990	59,975,763

Automatic conversion of Class B shares to Class A shares:
Class A	276,212	7,293,415	594,113	14,111,242
Class B	(278,575)	(7,293,415)	(599,113)	(14,111,242)

Reacquired:
Class A	(22,556,834)	(590,706,605)	(42,824,400)	(1,014,803,439)
Class B	(137,947)	(3,576,853)	(234,188)	(5,507,123)
Class C	(1,807,941)	(47,113,615)	(2,481,910)	(58,220,781)
Class R	(756,512)	(19,919,849)	(2,161,064)	(51,016,822)
Class Y	(19,475,833)	(511,385,013)	(21,869,196)	(518,507,614)
Class R5	(7,048,138)	(184,944,041)	(9,959,665)	(238,504,494)
Class R6	(3,404,888)	(89,304,937)	(15,047,543)	(352,393,968)
Net increase (decrease) in share activity	(8,060,481)	$(201,297,068)	(15,774,570)	$(386,566,421)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16                         Invesco Growth and Income Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/28/17	$25.12	$0.19		$3.69	$3.88	$(0.26)	$(1.45)	$(1.71)	$27.29	15.63%		$4,288,231	0.82	%(d)	0.82	%(d)	1.50	%(d)	8%
Year ended 08/31/16	25.44	0.38		1.44	1.82	(0.42)	(1.72)	(2.14)	25.12	7.93		4,058,588	0.83		0.83		1.59		18
Year ended 08/31/15	29.30	0.35		(1.09)	(0.74)	(0.54)	(2.58)	(3.12)	25.44	(2.61)		4,450,596	0.84		0.84		1.29		23
Year ended 08/31/14	24.92	0.55	(e)	4.78	5.33	(0.33)	(0.62)	(0.95)	29.30	21.84		5,302,375	0.83		0.84		2.03	(e)	31
Year ended 08/31/13	20.48	0.31		4.47	4.78	(0.34)	—	(0.34)	24.92	23.57		4,766,860	0.81		0.82		1.37		29
Year ended 08/31/12	18.01	0.32		2.42	2.74	(0.27)	—	(0.27)	20.48	15.33		4,266,135	0.83		0.84		1.66		25
Class B
Six months ended 02/28/17	24.91	0.19		3.65	3.84	(0.25)	(1.45)	(1.70)	27.05	15.63	(f)	27,687	0.82	(d)(f)	0.82	(d)(f)	1.50	(d)(f)	8
Year ended 08/31/16	25.24	0.38		1.43	1.81	(0.42)	(1.72)	(2.14)	24.91	7.94	(f)	33,762	0.83	(f)	0.83	(f)	1.59	(f)	18
Year ended 08/31/15	29.10	0.35		(1.09)	(0.74)	(0.54)	(2.58)	(3.12)	25.24	(2.65	)(f)	50,939	0.84	(f)	0.84	(f)	1.29	(f)	23
Year ended 08/31/14	24.75	0.54	(e)	4.75	5.29	(0.32)	(0.62)	(0.94)	29.10	21.86	(f)	82,970	0.83	(f)	0.84	(f)	2.03	(e)(f)	31
Year ended 08/31/13	20.34	0.31		4.44	4.75	(0.34)	—	(0.34)	24.75	23.57	(f)	101,723	0.81	(f)	0.82	(f)	1.37	(f)	29
Year ended 08/31/12	17.88	0.31		2.41	2.72	(0.26)	—	(0.26)	20.34	15.37	(f)	124,930	0.81	(f)	0.82	(f)	1.68	(f)	25
Class C
Six months ended 02/28/17	24.84	0.10		3.64	3.74	(0.16)	(1.45)	(1.61)	26.97	15.20		302,358	1.57	(d)	1.57	(d)	0.75	(d)	8
Year ended 08/31/16	25.17	0.20		1.43	1.63	(0.24)	(1.72)	(1.96)	24.84	7.14	(g)	290,579	1.55	(g)	1.55	(g)	0.87	(g)	18
Year ended 08/31/15	29.01	0.15		(1.08)	(0.93)	(0.33)	(2.58)	(2.91)	25.17	(3.33)		309,526	1.59		1.59		0.54		23
Year ended 08/31/14	24.68	0.34	(e)	4.73	5.07	(0.12)	(0.62)	(0.74)	29.01	20.94		334,902	1.58		1.59		1.28	(e)	31
Year ended 08/31/13	20.29	0.14		4.42	4.56	(0.17)	—	(0.17)	24.68	22.63		289,458	1.56		1.57		0.62		29
Year ended 08/31/12	17.84	0.18		2.40	2.58	(0.13)	—	(0.13)	20.29	14.53	(g)	254,679	1.55	(g)	1.56	(g)	0.94	(g)	25
Class R
Six months ended 02/28/17	25.14	0.16		3.68	3.84	(0.22)	(1.45)	(1.67)	27.31	15.47		126,168	1.07	(d)	1.07	(d)	1.25	(d)	8
Year ended 08/31/16	25.45	0.32		1.45	1.77	(0.36)	(1.72)	(2.08)	25.14	7.69		116,837	1.08		1.08		1.34		18
Year ended 08/31/15	29.31	0.29		(1.10)	(0.81)	(0.47)	(2.58)	(3.05)	25.45	(2.86)		139,084	1.09		1.09		1.04		23
Year ended 08/31/14	24.93	0.48	(e)	4.78	5.26	(0.26)	(0.62)	(0.88)	29.31	21.53		181,301	1.08		1.09		1.78	(e)	31
Year ended 08/31/13	20.49	0.25		4.47	4.72	(0.28)	—	(0.28)	24.93	23.26		170,691	1.06		1.07		1.12		29
Year ended 08/31/12	18.02	0.27		2.42	2.69	(0.22)	—	(0.22)	20.49	15.03		147,659	1.08		1.09		1.41		25
Class Y
Six months ended 02/28/17	25.15	0.23		3.68	3.91	(0.29)	(1.45)	(1.74)	27.32	15.75		1,852,304	0.57	(d)	0.57	(d)	1.75	(d)	8
Year ended 08/31/16	25.46	0.44		1.46	1.90	(0.49)	(1.72)	(2.21)	25.15	8.24		1,851,513	0.58		0.58		1.84		18
Year ended 08/31/15	29.33	0.42		(1.10)	(0.68)	(0.61)	(2.58)	(3.19)	25.46	(2.39)		1,886,928	0.59		0.59		1.54		23
Year ended 08/31/14	24.94	0.62	(e)	4.78	5.40	(0.39)	(0.62)	(1.01)	29.33	22.17		2,186,472	0.58		0.59		2.28	(e)	31
Year ended 08/31/13	20.50	0.37		4.47	4.84	(0.40)	—	(0.40)	24.94	23.86		1,826,646	0.56		0.57		1.62		29
Year ended 08/31/12	18.03	0.36		2.42	2.78	(0.31)	—	(0.31)	20.50	15.60		1,504,586	0.58		0.59		1.91		25
Class R5
Six months ended 02/28/17	25.17	0.24		3.69	3.93	(0.30)	(1.45)	(1.75)	27.35	15.83		857,959	0.48	(d)	0.48	(d)	1.84	(d)	8
Year ended 08/31/16	25.49	0.46		1.45	1.91	(0.51)	(1.72)	(2.23)	25.17	8.31		765,516	0.48		0.48		1.94		18
Year ended 08/31/15	29.36	0.45		(1.10)	(0.65)	(0.64)	(2.58)	(3.22)	25.49	(2.29)		738,797	0.48		0.48		1.65		23
Year ended 08/31/14	24.97	0.65	(e)	4.78	5.43	(0.42)	(0.62)	(1.04)	29.36	22.27		880,275	0.47		0.48		2.39	(e)	31
Year ended 08/31/13	20.53	0.39		4.47	4.86	(0.42)	—	(0.42)	24.97	23.96		718,816	0.47		0.48		1.71		29
Year ended 08/31/12	18.05	0.39		2.43	2.82	(0.34)	—	(0.34)	20.53	15.80		697,346	0.46		0.47		2.03		25
Class R6
Six months ended 02/28/17	25.18	0.25		3.68	3.93	(0.31)	(1.45)	(1.76)	27.35	15.84		794,970	0.38	(d)	0.38	(d)	1.94	(d)	8
Year ended 08/31/16	25.49	0.49		1.46	1.95	(0.54)	(1.72)	(2.26)	25.18	8.46		680,404	0.38		0.38		2.04		18
Year ended 08/31/15	29.36	0.48		(1.10)	(0.62)	(0.67)	(2.58)	(3.25)	25.49	(2.19)		720,155	0.38		0.38		1.75		23
Year ended 08/31/14	24.97	0.68	(e)	4.78	5.46	(0.45)	(0.62)	(1.07)	29.36	22.38		647,350	0.38		0.39		2.48	(e)	31
Year ended 08/31/13(h)	21.23	0.43		3.66	4.09	(0.35)	—	(0.35)	24.97	19.45		335,549	0.38	(i)	0.38	(i)	1.80	(i)	29

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $4,152,711, $31,477, $296,958, $121,486, $1,856,804, $807,102 and $719,204 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Net investment income per share and the ratio of net investment income to average net assets includes significant dividends received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.34 and 1.24%, $0.33 and 1.24%, $0.13 and 0.49%, $0.27 and 0.99%, $0.41 and 1.49%, $0.44 and 1.60% and $0.47 and 1.69% for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.25%, 0.25%, 0.25%, 0.25%, 0.25% and 0.23% for the six months ended February 28, 2017 and the years ended August 31, 2016, 2015, 2014, 2013 and 2012, respectively.
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.98% and 0.97% for the years ended August 31, 2016 and August 31, 2012, respectively.
(h)	Commencement date of September 24, 2012.
(i)	Annualized.

17                         Invesco Growth and Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2016 through February 28, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/17)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/17)	Expenses Paid During Period[2]
A	$1,000.00	$1,156.30	$4.38	$1,020.73	$4.11	0.82%
B	1,000.00	1,156.30	4.38	1,020.73	4.11	0.82
C	1,000.00	1,152.00	8.38	1,017.01	7.85	1.57
R	1,000.00	1,154.70	5.72	1,019.49	5.36	1.07
Y	1,000.00	1,157.50	3.05	1,021.97	2.86	0.57
R5	1,000.00	1,158.30	2.57	1,022.41	2.41	0.48
R6	1,000.00	1,158.40	2.03	1,022.91	1.91	0.38

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2016 through February 28, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18                         Invesco Growth and Income Fund

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074                      Invesco Distributors, Inc.                                                                             VK-GRI-SAR-1             04042017      1119

Semiannual Report to Shareholders	February 28, 2017

Invesco Low Volatility Equity Yield Fund
Nasdaq:
A: SCAUX ∎ B: SBCUX ∎ C: SCCUX ∎ R: SCRUX ∎ Y: SCAYX Investor: SCNUX ∎ R5: SCIUX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
17	Financial Highlights
18	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 8/31/16 to 2/28/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	7.17%
Class B Shares	6.85
Class C Shares	6.76
Class R Shares	7.06
Class Y Shares	7.27
Investor Class Shares	7.25
Class R5 Shares	7.47
S&P 500 Index▼ (Broad Market Index)	10.01
Russell 1000 Index▼ (Style-Specific Index)	10.10
Lipper Equity Income Funds Index∎ (Peer Group Index)	9.20
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000® Index is an unmanaged index considered representative of large-cap stocks. The Russell 1000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Equity Income Funds Index is an unmanaged index considered representative of equity income funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

 For more information about your Fund

 Read the most recent quarterly commentary from your Fund’s portfolio managers by  visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your  Fund; then click on its name to access its product detail page. There, you can learn  more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals  share their insights about market and economic news and trends.

2                      Invesco Low Volatility Equity Yield Fund

Average Annual Total Returns
As of 2/28/17, including maximum applicable sales charges

Class A Shares
Inception (3/31/06)	4.50%
10 Years	3.90
5 Years	8.34
1 Year	11.06

Class B Shares
Inception (3/31/06)	4.48%
10 Years	3.88
5 Years	8.47
1 Year	11.68

Class C Shares
Inception (3/31/06)	4.25%
10 Years	3.71
5 Years	8.75
1 Year	15.73

Class R Shares
Inception (3/31/06)	4.79%
10 Years	4.24
5 Years	9.32
1 Year	17.23

Class Y Shares
10 Years	4.72
5 Years	9.84
1 Year	17.90

Investor Class Shares
10 Years	4.50
5 Years	9.58
1 Year	17.63

Class R5 Shares
Inception (3/31/06)	5.39%
10 Years	4.84
5 Years	10.01
1 Year	18.08

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Investor Class shares incepted on April 25, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset

Average Annual Total Returns
As of 12/31/16, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (3/31/06)	4.00%
10 Years	3.22
5 Years	9.14
1 Year	3.58

Class B Shares
Inception (3/31/06)	3.98%
10 Years	3.22
5 Years	9.30
1 Year	3.74

Class C Shares
Inception (3/31/06)	3.76%
10 Years	3.04
5 Years	9.55
1 Year	7.64

Class R Shares
Inception (3/31/06)	4.29%
10 Years	3.57
5 Years	10.11
1 Year	9.22

Class Y Shares
10 Years	4.04
5 Years	10.66
1 Year	9.81

Investor Class Shares
10 Years	3.82
5 Years	10.39
1 Year	9.55

Class R5 Shares
Inception (3/31/06)	4.88%
10 Years	4.16
5 Years	10.81
1 Year	10.00

value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R5 shares was 1.20%, 1.95%, 1.95%, 1.45%, 0.95%, 1.20% and 0.77%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                      Invesco Low Volatility Equity Yield Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco Low Volatility Equity Yield Fund

Schedule of Investments(a)

February 28, 2017

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.63%
Aerospace & Defense–2.52%
Boeing Co. (The)	31,100	$5,605,153
United Technologies Corp.	12,700	1,429,385
		7,034,538

Agricultural Products–0.28%
Ingredion Inc.	6,400	773,696

Airlines–1.03%
Copa Holdings, S.A.–Class A (Panama)	26,900	2,864,581

Airport Services–0.17%
Macquarie Infrastructure Corp.	6,000	461,640

Apparel Retail–1.09%
Abercrombie & Fitch Co.–Class A(b)	101,700	1,216,332
Chico’s FAS, Inc.	21,600	312,768
Gap, Inc. (The)(b)	60,400	1,499,128
		3,028,228

Asset Management & Custody Banks–0.31%
Waddell & Reed Financial, Inc.–Class A	44,900	863,876

Auto Parts & Equipment–0.17%
Adient PLC(c)	6,900	463,197

Biotechnology–4.24%
Biogen Inc.(c)	11,750	3,391,050
Bioverativ Inc.(c)	4,525	235,662
Gilead Sciences, Inc.	54,300	3,827,064
PDL BioPharma Inc.	264,000	564,960
United Therapeutics Corp.(c)	25,700	3,796,404
		11,815,140

Casinos & Gaming–1.45%
Las Vegas Sands Corp.	76,500	4,050,675

Coal & Consumable Fuels–0.04%
CONSOL Energy Inc.(c)	7,500	116,775

Commodity Chemicals–0.50%
AdvanSix Inc.(c)	24,100	657,448
Cabot Corp.	12,600	730,548
		1,387,996

Communications Equipment–1.94%
Cisco Systems, Inc.	145,400	4,969,772
InterDigital, Inc.	5,100	428,655
		5,398,427

Computer & Electronics Retail–1.95%
Best Buy Co., Inc.	109,300	4,823,409
Rent-A-Center, Inc.(b)	69,600	603,432
		5,426,841

Construction Machinery & Heavy Trucks–0.08%
Allison Transmission Holdings, Inc.	6,300	226,674

	Shares	Value
Consumer Finance–1.43%
Navient Corp.	259,200	$3,994,272

Data Processing & Outsourced Services–0.06%
Western Union Co. (The)	8,200	161,048

Department Stores–2.43%
Kohl’s Corp.	101,500	4,325,930
Macy’s, Inc.	73,600	2,444,992
		6,770,922

Diversified Banks–4.85%
Bank of Montreal (Canada)	50,800	3,842,004
Bank of Nova Scotia (The) (Canada)	67,300	3,916,187
Canadian Imperial Bank of Commerce (Canada)(b)	47,200	4,153,600
Toronto-Dominion Bank (The) (Canada)	31,200	1,609,920
		13,521,711

Diversified Metals & Mining–1.33%
Teck Resources Ltd.–Class B (Canada)(b)	185,700	3,715,857

Diversified REIT’s–0.56%
Lexington Realty Trust	111,800	1,247,688
PS Business Parks, Inc.	2,800	325,388
		1,573,076

Drug Retail–1.50%
CVS Health Corp.	52,000	4,190,160

Electric Utilities–4.99%
Entergy Corp.	66,500	5,097,890
Exelon Corp.	123,200	4,522,672
FirstEnergy Corp.	132,500	4,296,975
		13,917,537

Financial Exchanges & Data–0.14%
Donnelley Financial Solutions, Inc.(c)	17,162	396,614

Gas Utilities–0.49%
National Fuel Gas Co.	20,000	1,206,000
Southwest Gas Holdings, Inc.	1,700	145,401
		1,351,401

Gold–2.86%
Barrick Gold Corp. (Canada)(b)	268,400	4,986,872
Kinross Gold Corp. (Canada)(c)	707,400	2,504,196
Yamana Gold Inc. (Brazil)	175,300	487,334
		7,978,402

Health Care Equipment–0.71%
Baxter International Inc.	39,000	1,985,880

Health Care REIT’s–1.32%
Care Capital Properties, Inc.	45,300	1,190,937
Quality Care Properties, Inc.(c)	25,100	476,398
Senior Housing Properties Trust	98,600	2,021,300
		3,688,635

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Low Volatility Equity Yield Fund

	Shares	Value
Homefurnishing Retail–0.09%
Aaron’s, Inc.	8,900	$242,792

Hotel and Resort REIT’s–1.26%
Hospitality Properties Trust	40,200	1,277,556
Host Hotels & Resorts Inc.	124,000	2,230,760
		3,508,316

Household Products–1.53%
Procter & Gamble Co. (The)	46,900	4,271,183

Housewares & Specialties–0.14%
Tupperware Brands Corp.	6,400	386,496

Hypermarkets & Super Centers–1.48%
Wal-Mart Stores, Inc.	58,100	4,121,033

Industrial REIT’s–0.16%
EastGroup Properties, Inc.	6,100	453,474

Integrated Oil & Gas–1.38%
Occidental Petroleum Corp.	58,500	3,834,675

Integrated Telecommunication Services–2.60%
BCE Inc. (Canada)	75,400	3,290,456
Verizon Communications Inc.	79,400	3,940,622
		7,231,078

Internet Software & Services–0.16%
CommerceHub, Inc.–Series C(c)	26,700	436,545

IT Consulting & Other Services–1.69%
International Business Machines Corp.	26,250	4,720,275

Life & Health Insurance–2.73%
Aflac, Inc.	16,700	1,208,245
Principal Financial Group, Inc.	19,400	1,213,276
Prudential Financial, Inc.	37,300	4,123,142
Sun Life Financial Inc. (Canada)	28,800	1,048,320
		7,592,983

Managed Health Care–1.55%
WellCare Health Plans Inc.(c)	30,500	4,306,600

Metal & Glass Containers–0.24%
Greif Inc.–Class A	11,700	667,251

Mortgage REIT’s–10.93%
AGNC Investment Corp.	218,700	4,293,081
Annaly Capital Management, Inc.	481,100	5,340,210
Chimera Investment Corp.	214,900	4,134,676
CYS Investments, Inc.	208,600	1,672,972
MFA Financial, Inc.	364,800	2,925,696
New Residential Investment Corp.	250,400	4,224,248
Starwood Property Trust, Inc.	177,400	4,055,364
Two Harbors Investment Corp.	409,900	3,812,070
		30,458,317

Multi-Utilities–2.02%
Ameren Corp.	4,300	235,167
CenterPoint Energy, Inc.	187,100	5,111,572

	Shares	Value
Multi-Utilities–(continued)
MDU Resources Group, Inc.	10,400	$281,944
		5,628,683

Office REIT’s–0.69%
Piedmont Office Realty Trust Inc.–Class A	84,300	1,933,842

Office Services & Supplies–0.11%
West Corp.	13,000	310,830

Oil & Gas Drilling–1.24%
Atwood Oceanics, Inc.(b)(c)	91,500	961,665
Ensco PLC–Class A	255,500	2,488,570
		3,450,235

Oil & Gas Exploration & Production–0.61%
Enerplus Corp. (Canada)	170,800	1,504,748
Vermilion Energy, Inc. (Canada)	5,400	205,362
		1,710,110

Oil & Gas Refining & Marketing–1.71%
Valero Energy Corp.	70,300	4,776,885

Packaged Foods & Meats–0.07%
Lancaster Colony Corp.	1,400	184,520

Personal Products–1.30%
Nu Skin Enterprises, Inc.–Class A	73,200	3,626,328

Pharmaceuticals–4.89%
Johnson & Johnson	35,500	4,338,455
Merck & Co., Inc.	78,000	5,137,860
Pfizer Inc.	121,800	4,155,816
		13,632,131

Property & Casualty Insurance–1.27%
Assured Guaranty Ltd.	85,900	3,531,349

Regional Banks–0.90%
Fifth Third Bancorp	91,700	2,516,248

Reinsurance–0.37%
Validus Holdings, Ltd.	17,900	1,032,114

Residential REIT’s–1.27%
Camden Property Trust	38,500	3,259,025
Equity Lifestyle Properties, Inc.	3,500	278,670
		3,537,695

Restaurants–1.85%
Darden Restaurants, Inc.	68,900	5,145,452

Retail REIT’s–0.23%
Retail Properties of America, Inc.–Class A	17,800	274,298
Urban Edge Properties	13,500	374,355
		648,653

Semiconductor Equipment–3.07%
Applied Materials, Inc.	134,200	4,860,724
KLA-Tencor Corp.	35,400	3,190,248
Versum Materials, Inc.(c)	16,300	494,053
		8,545,025

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Low Volatility Equity Yield Fund

	Shares	Value
Semiconductors–1.39%
Intel Corp.	107,100	$3,877,020

Specialized REIT’s–2.95%
CoreCivic, Inc.	112,700	3,797,990
Lamar Advertising Co.–Class A	42,800	3,230,544
OUTFRONT Media Inc.	9,800	254,310
Uniti Group Inc.	32,400	938,628
		8,221,472

Specialty Stores–1.67%
Staples, Inc.	519,000	4,665,810

Technology Hardware, Storage & Peripherals–5.34%
Apple Inc.	34,400	4,712,456
HP Inc.	318,700	5,535,819
NetApp, Inc.	111,000	4,643,130
		14,891,405

Trading Companies & Distributors–0.23%
Herc Holdings, Inc.(c)	12,600	651,294

Wireless Telecommunication Services–0.07%
Rogers Communications, Inc.–Class B (Canada)	4,400	184,976
Total Common Stocks & Other Equity Interests (Cost $247,197,585)		272,090,894

	Principal Amount	Value
U.S. Treasury Bills–0.20%
0.51%, 03/16/2017(d)(e) (Cost $539,887)	$540,000	$539,911

	Shares
Money Market Funds–2.30%
Government & Agency Portfolio–Institutional Class, 0.47%(f)	3,845,726	3,845,726
Treasury Portfolio–Institutional Class, 0.41%(f)	2,563,817	2,563,817
Total Money Market Funds (Cost $6,409,543)		6,409,543
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.13% (Cost $254,147,015)		279,040,348

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.13%
Government & Agency Portfolio–Institutional Class, 0.47% (Cost $11,517,354)(f)(g)	11,517,354	11,517,354
TOTAL INVESTMENTS–104.26% (Cost $265,664,369)		290,557,702
OTHER ASSETS LESS LIABILITIES–(4.26)%		(11,864,462)
NET ASSETS–100.00%		$278,693,240

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at February 28, 2017.
(c)	Non-income producing security.
(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J and Note 4.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of February 28, 2017.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of February 28, 2017

Financials	22.9%
Information Technology	13.6
Health Care	11.4
Consumer Discretionary	10.8
Real Estate	8.5
Utilities	7.5
Consumer Staples	6.2
Energy	5.0
Materials	4.9
Industrials	4.1
Telecommunication Services	2.7
U.S. Treasury Bills, Plus Money Market Funds, Plus Other Assets Less Liabilities	2.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Low Volatility Equity Yield Fund

Statement of Assets and Liabilities

February 28, 2017

(Unaudited)

Assets:
Investments, at value (Cost $247,737,472)*	$272,630,805
Investments in affiliated money market funds, at value and cost	17,926,897
Total investments, at value (Cost $265,664,369)	290,557,702
Foreign currencies, at value (Cost $8)	8
Receivable for:
Fund shares sold	171,586
Dividends	609,943
Investment for trustee deferred compensation and retirement plans	208,727
Other assets	56,961
Total assets	291,604,927

Liabilities:
Payable for:
Fund shares reacquired	925,209
Amount due to custodian	8,429
Collateral upon return of securities loaned	11,517,354
Variation margin — futures	15,400
Accrued fees to affiliates	155,782
Accrued trustees’ and officers’ fees and benefits	3,250
Accrued other operating expenses	60,897
Trustee deferred compensation and retirement plans	225,366
Total liabilities	12,911,687
Net assets applicable to shares outstanding	$278,693,240

Net assets consist of:
Shares of beneficial interest	$282,214,199
Undistributed net investment income	1,464,262
Undistributed net realized gain (loss)	(30,138,755)
Net unrealized appreciation	25,153,534
$278,693,240

Net Assets:
Class A	$176,911,638
Class B	$1,921,654
Class C	$27,900,752
Class R	$259,030
Class Y	$8,841,624
Investor Class	$49,407,168
Class R5	$13,451,374

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	16,766,917
Class B	184,808
Class C	2,690,040
Class R	24,670
Class Y	834,076
Investor Class	4,666,797
Class R5	1,266,945
Class A:
Net asset value per share	$10.55
Maximum offering price per share
(Net asset value of $10.55 ÷ 94.50%)	$11.16
Class B:
Net asset value and offering price per share	$10.40
Class C:
Net asset value and offering price per share	$10.37
Class R:
Net asset value and offering price per share	$10.50
Class Y:
Net asset value and offering price per share	$10.60
Investor Class:
Net asset value and offering price per share	$10.59
Class R5:
Net asset value and offering price per share	$10.62

*	At February 28, 2017, securities with an aggregate value of $11,058,581 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Low Volatility Equity Yield Fund

Statement of Operations

For the six months ended February 28, 2017

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $42,546)	$5,197,146
Dividends from affiliated money market funds (includes securities lending income of $16,214)	28,288
Interest	11,308
Total investment income	5,236,742

Expenses:
Advisory fees	808,456
Administrative services fees	45,975
Custodian fees	622
Distribution fees:
Class A	212,658
Class B	11,629
Class C	136,213
Class R	627
Investor Class	61,983
Transfer agent fees — A, B, C, R, Y and Investor	295,543
Transfer agent fees — R5	2,278
Trustees’ and officers’ fees and benefits	14,586
Registration and filing fees	49,476
Reports to shareholders	51,986
Professional services fees	2,531
Other	8,570
Total expenses	1,703,133
Less: Fees waived and expense offset arrangement(s)	(7,300)
Net expenses	1,695,833
Net investment income	3,540,909

Realized and unrealized gain from:
Net realized gain from:
Investment securities	5,719,724
Futures contracts	301,966
6,021,690
Change in net unrealized appreciation of:
Investment securities	8,980,633
Futures contracts	133,390
9,114,023
Net realized and unrealized gain	15,135,713
Net increase in net assets resulting from operations	$18,676,622

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Low Volatility Equity Yield Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2017 and the year ended August 31, 2016

(Unaudited)

	February 28, 2017	August 31, 2016
Operations:
Net investment income	$3,540,909	$7,020,109
Net realized gain (loss)	6,021,690	(10,325,307)
Change in net unrealized appreciation	9,114,023	27,581,174
Net increase in net assets resulting from operations	18,676,622	24,275,976

Distributions to shareholders from net investment income:
Class A	(2,189,822)	(5,380,077)
Class B	(22,430)	(96,347)
Class C	(249,165)	(680,503)
Class R	(2,874)	(5,308)
Class Y	(109,757)	(191,530)
Investor Class	(649,968)	(1,580,332)
Class R5	(193,228)	(485,092)
Total distributions from net investment income	(3,417,244)	(8,419,189)

Share transactions–net:
Class A	(6,866,651)	(13,847,486)
Class B	(862,881)	(2,772,731)
Class C	(2,076,824)	(3,095,697)
Class R	(22,458)	87,098
Class Y	213,737	2,883,079
Investor Class	(6,752,970)	(2,122,095)
Class R5	(484,531)	(1,444,211)
Net increase (decrease) in net assets resulting from share transactions	(16,852,578)	(20,312,043)
Net increase (decrease) in net assets	(1,593,200)	(4,455,256)

Net assets:
Beginning of period	280,286,440	284,741,696
End of period (includes undistributed net investment income of $1,464,262 and $1,340,597, respectively)	$278,693,240	$280,286,440

Notes to Financial Statements

February 28, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Low Volatility Equity Yield Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of fourteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is income and long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R5. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

10                         Invesco Low Volatility Equity Yield Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

11                         Invesco Low Volatility Equity Yield Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
J.

Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures

12                         Invesco Low Volatility Equity Yield Fund

contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
K.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.60%
Next $250 million	0.575%
Next $500 million	0.55%
Next $1.5 billion	0.525%
Next $2.5 billion	0.50%
Next $2.5 billion	0.475%
Next $2.5 billion	0.45%
Over $10 billion	0.425%

For the six months ended February 28, 2017, the effective advisory fees incurred by the Fund was 0.60%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2017, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R5 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 2.00% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2018, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 28, 2017, the Adviser waived advisory fees of $3,945.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2017, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

13                         Invesco Low Volatility Equity Yield Fund

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2017, IDI advised the Fund that IDI retained $5,083 in front-end sales commissions from the sale of Class A shares and $8, $8 and $1,182 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$290,017,791	$—	$—	$290,017,791
U.S. Treasury Securities	—	539,911	—	539,911
	290,017,791	539,911	—	290,557,702
Futures Contracts*	260,201	—	—	260,201
Total Investments	$290,277,992	$539,911	$—	$290,817,903

*	Unrealized appreciation.

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

Open Futures Contracts — Equity Risk
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	Long	56	March-2017	$6,615,840	$260,201

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2017:

Value
Derivative Assets	Equity Risk
Unrealized appreciation on futures contracts — Exchange-Traded(a)	$260,201
Derivatives not subject to master netting agreements	(260,201)
Total Derivative Assets subject to master netting agreements	$—

(a)	Includes cumulative appreciation on futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

14                         Invesco Low Volatility Equity Yield Fund

Effect of Derivative Investments for the six months ended February 28, 2017

The table below summarizes the gains on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Equity Risk
Realized Gain:
Futures contracts	$301,966
Change in Net Unrealized Appreciation:
Futures contracts	133,390
Total	$435,356

The table below summarizes the average notional value of futures contracts outstanding during the period.

Futures Contracts
Average notional value	$6,825,264

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $3,355.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2016, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
August 31, 2018	$20,929,161	$—	$20,929,161
Not subject to expiration	14,891,252	—	14,891,252
	$35,820,413	$—	$35,820,413

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

15                         Invesco Low Volatility Equity Yield Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2017 was $121,283,835 and $135,063,151, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$33,099,879
Aggregate unrealized (depreciation) of investment securities	(8,419,767)
Net unrealized appreciation of investment securities	$24,680,112

Cost of investments for tax purposes is $265,877,590.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended February 28, 2017(a)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	321,544	$3,206,426	666,467	$6,392,002
Class B	6,956	68,503	12,621	115,778
Class C	86,080	847,085	187,858	1,790,677
Class R	3,558	35,661	10,763	105,189
Class Y	340,045	3,423,023	415,400	4,021,398
Investor Class	78,271	783,424	583,771	5,850,110
Class R5	59,522	595,685	288,796	2,820,348

Issued as reinvestment of dividends:
Class A	200,808	2,000,188	516,429	4,910,181
Class B	2,243	22,040	9,828	91,978
Class C	20,784	203,874	59,945	560,852
Class R	273	2,704	517	4,903
Class Y	8,473	84,863	15,170	145,128
Investor Class	62,963	629,215	160,202	1,528,502
Class R5	19,261	192,973	46,483	444,681

Automatic conversion of Class B shares to Class A shares:
Class A	70,392	707,644	229,981	2,186,988
Class B	(71,360)	(707,644)	(233,221)	(2,186,988)

Reacquired:
Class A	(1,276,937)	(12,780,909)	(2,867,915)	(27,336,657)
Class B	(24,746)	(245,780)	(84,469)	(793,499)
Class C	(319,045)	(3,127,783)	(587,380)	(5,447,226)
Class R	(6,205)	(60,823)	(2,458)	(22,994)
Class Y	(328,349)	(3,294,149)	(131,252)	(1,283,447)
Investor Class	(835,535)	(8,165,609)	(988,430)	(9,500,707)
Class R5	(127,248)	(1,273,189)	(487,185)	(4,709,240)
Net increase (decrease) in share activity	(1,708,252)	$(16,852,578)	(2,178,079)	$(20,312,043)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 16% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16                         Invesco Low Volatility Equity Yield Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/28/17	$9.97	$0.13	$0.58	$0.71	$(0.13)	$—	$(0.13)	$10.55	7.17%	$176,912	1.20	%(d)	1.20	%(d)	2.67	%(d)	46%
Year ended 08/31/16	9.40	0.25	0.62	0.87	(0.30)	—	(0.30)	9.97	9.40	173,949	1.20		1.20		2.59		107
Year ended 08/31/15	11.75	0.26	(1.43)	(1.17)	(0.31)	(0.87)	(1.18)	9.40	(10.72)	177,739	1.15		1.15		2.49		101
Year ended 08/31/14	9.98	0.31	1.92	2.23	(0.29)	(0.17)	(0.46)	11.75	22.91	224,786	1.14		1.14		2.80		109
Year ended 08/31/13	8.66	0.12	1.31	1.43	(0.11)	—	(0.11)	9.98	16.71	199,636	1.18		1.18		1.31		107
Year ended 08/31/12	7.34	0.09	1.27	1.36	(0.04)	—	(0.04)	8.66	18.54	198,831	1.03		1.23		1.10		45
Class B
Six months ended 02/28/17	9.82	0.09	0.58	0.67	(0.09)	—	(0.09)	10.40	6.85	1,922	1.95	(d)	1.95	(d)	1.92	(d)	46
Year ended 08/31/16	9.26	0.17	0.61	0.78	(0.22)	—	(0.22)	9.82	8.57	2,669	1.95		1.95		1.84		107
Year ended 08/31/15	11.59	0.18	(1.42)	(1.24)	(0.22)	(0.87)	(1.09)	9.26	(11.42)	5,253	1.90		1.90		1.74		101
Year ended 08/31/14	9.84	0.22	1.90	2.12	(0.20)	(0.17)	(0.37)	11.59	22.08	11,962	1.89		1.89		2.05		109
Year ended 08/31/13	8.53	0.05	1.29	1.34	(0.03)	—	(0.03)	9.84	15.72	13,288	1.93		1.93		0.56		107
Year ended 08/31/12	7.26	0.03	1.26	1.29	(0.02)	—	(0.02)	8.53	17.75	16,913	1.78		1.98		0.35		45
Class C
Six months ended 02/28/17	9.80	0.09	0.57	0.66	(0.09)	—	(0.09)	10.37	6.76	27,901	1.95	(d)	1.95	(d)	1.92	(d)	46
Year ended 08/31/16	9.24	0.17	0.61	0.78	(0.22)	—	(0.22)	9.80	8.59	28,435	1.95		1.95		1.84		107
Year ended 08/31/15	11.56	0.18	(1.41)	(1.23)	(0.22)	(0.87)	(1.09)	9.24	(11.37)	29,959	1.90		1.90		1.74		101
Year ended 08/31/14	9.82	0.22	1.89	2.11	(0.20)	(0.17)	(0.37)	11.56	22.01	40,119	1.89		1.89		2.05		109
Year ended 08/31/13	8.51	0.05	1.29	1.34	(0.03)	—	(0.03)	9.82	15.75	37,335	1.93		1.93		0.56		107
Year ended 08/31/12	7.25	0.03	1.25	1.28	(0.02)	—	(0.02)	8.51	17.64	41,148	1.78		1.98		0.35		45
Class R
Six months ended 02/28/17	9.92	0.12	0.57	0.69	(0.11)	—	(0.11)	10.50	7.06	259	1.45	(d)	1.45	(d)	2.42	(d)	46
Year ended 08/31/16	9.35	0.22	0.62	0.84	(0.27)	—	(0.27)	9.92	9.16	268	1.45		1.45		2.34		107
Year ended 08/31/15	11.69	0.24	(1.43)	(1.19)	(0.28)	(0.87)	(1.15)	9.35	(10.93)	170	1.40		1.40		2.24		101
Year ended 08/31/14	9.93	0.28	1.91	2.19	(0.26)	(0.17)	(0.43)	11.69	22.60	206	1.39		1.39		2.55		109
Year ended 08/31/13	8.61	0.10	1.30	1.40	(0.08)	—	(0.08)	9.93	16.37	200	1.43		1.43		1.06		107
Year ended 08/31/12	7.31	0.07	1.26	1.33	(0.03)	—	(0.03)	8.61	18.24	1,059	1.28		1.48		0.85		45
Class Y
Six months ended 02/28/17	10.02	0.15	0.57	0.72	(0.14)	—	(0.14)	10.60	7.27	8,842	0.95	(d)	0.95	(d)	2.92	(d)	46
Year ended 08/31/16	9.45	0.27	0.62	0.89	(0.32)	—	(0.32)	10.02	9.64	8,152	0.95		0.95		2.84		107
Year ended 08/31/15	11.80	0.29	(1.43)	(1.14)	(0.34)	(0.87)	(1.21)	9.45	(10.43)	4,861	0.90		0.90		2.74		101
Year ended 08/31/14	10.02	0.33	1.94	2.27	(0.32)	(0.17)	(0.49)	11.80	23.24	5,383	0.89		0.89		3.05		109
Year ended 08/31/13	8.71	0.15	1.30	1.45	(0.14)	—	(0.14)	10.02	16.90	4,189	0.93		0.93		1.56		107
Year ended 08/31/12	7.37	0.11	1.27	1.38	(0.04)	—	(0.04)	8.71	18.89	4,269	0.78		0.98		1.35		45
Investor Class
Six months ended 02/28/17	10.01	0.13	0.58	0.71	(0.13)	—	(0.13)	10.59	7.25	49,407	1.20	(d)	1.20	(d)	2.67	(d)	46
Year ended 08/31/16	9.43	0.25	0.62	0.87	(0.30)	—	(0.30)	10.00	9.38	53,620	1.20		1.20		2.59		107
Year ended 08/31/15	11.78	0.27	(1.44)	(1.17)	(0.31)	(0.87)	(1.18)	9.43	(10.68)	52,880	1.15		1.15		2.49		101
Year ended 08/31/14	10.01	0.31	1.92	2.23	(0.29)	(0.17)	(0.46)	11.78	22.85	65,428	1.14		1.14		2.80		109
Year ended 08/31/13	8.69	0.12	1.31	1.43	(0.11)	—	(0.11)	10.01	16.65	64,369	1.18		1.18		1.31		107
Year ended 08/31/12	7.36	0.09	1.28	1.37	(0.04)	—	(0.04)	8.69	18.63	63,296	1.03		1.23		1.10		45
Class R5
Six months ended 02/28/17	10.03	0.16	0.58	0.74	(0.15)	—	(0.15)	10.62	7.47	13,451	0.76	(d)	0.76	(d)	3.11	(d)	46
Year ended 08/31/16	9.46	0.29	0.62	0.91	(0.34)	—	(0.34)	10.03	9.82	13,194	0.77		0.77		3.02		107
Year ended 08/31/15	11.82	0.31	(1.44)	(1.13)	(0.36)	(0.87)	(1.23)	9.46	(10.35)	13,881	0.75		0.75		2.89		101
Year ended 08/31/14	10.03	0.35	1.94	2.29	(0.33)	(0.17)	(0.50)	11.82	23.48	16,272	0.75		0.75		3.19		109
Year ended 08/31/13	8.71	0.16	1.31	1.47	(0.15)	—	(0.15)	10.03	17.12	13,000	0.76		0.76		1.73		107
Year ended 08/31/12	7.37	0.11	1.28	1.39	(0.05)	—	(0.05)	8.71	18.90	11,397	0.76		0.77		1.37		45

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $171,537, $2,345, $27,468, $253, $8,298, $49,997 and $12,764 for Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R5 shares, respectively.

NOTE 12—Subsequent Event

Effective April 4, 2017, the Fund began offering Class R6 shares.

17                         Invesco Low Volatility Equity Yield Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2016 through February 28, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/17)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/17)	Expenses Paid During Period[2]
A	$1,000.00	$1,071.70	$6.16	$1,018.84	$6.01	1.20%
B	1,000.00	1,068.50	10.00	1,015.12	9.74	1.95
C	1,000.00	1,067.60	10.00	1,015.12	9.74	1.95
R	1,000.00	1,070.60	7.44	1,017.60	7.25	1.45
Y	1,000.00	1,072.70	4.88	1,020.08	4.76	0.95
Investor	1,000.00	1,072.50	6.17	1,018.84	6.01	1.20
R5	1,000.00	1,074.70	3.91	1,021.03	3.81	0.76

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2016 through February 28, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18                         Invesco Low Volatility Equity Yield Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074                      Invesco Distributors, Inc.                                                                             LVEY-SAR-1             04122017      1554

Semiannual Report to Shareholders	February 28, 2017

Invesco Pennsylvania Tax Free Income Fund
Nasdaq:
A: VKMPX ∎ B: VKPAX ∎ C: VKPCX ∎ Y: VKPYX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
11	Financial Statements
13	Notes to Financial Statements
19	Financial Highlights
20	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 8/31/16 to 2/28/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-3.28%
Class B Shares	-3.27
Class C Shares	-3.64
Class Y Shares	-3.15
S&P Municipal Bond Index▼ (Broad Market Index)	-2.51
S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index▼ (Style-Specific Index)	-3.54
Lipper Pennsylvania Municipal Debt Funds Index∎ (Peer Group Index)	-2.68
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

    The S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index is a subset of the broad S&P Municipal Bond Index. This index of market value-weighted investment grade US municipal bonds seeks to measure the performance of Pennsylvania-issued US municipals whose maturities are equal to or greater than five years.

    The Lipper Pennsylvania Municipal Debt Funds Index is an unmanaged index considered representative of funds that limit assets to those securities that are exempt from taxation in Pennsylvania.

    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Pennsylvania Tax Free Income Fund

Average Annual Total Returns
As of 2/28/17, including maximum applicable sales charges

Class A Shares
Inception (5/1/87)	5.49%
10 Years	2.97
5 Years	2.24
1 Year	-3.65

Class B Shares
Inception (5/3/93)	4.09%
10 Years	3.25
5 Years	2.78
1 Year	-4.22

Class C Shares
Inception (8/13/93)	3.48%
10 Years	2.65
5 Years	2.37
1 Year	-1.08

Class Y Shares
10 Years	3.59%
5 Years	3.40
1 Year	0.83

Effective June 1, 2010, Class A, Class B and Class C shares of the predecessor fund, Van Kampen Pennsylvania Tax Free Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B and Class C shares, respectively, of Invesco Van Kampen Pennsylvania Tax Free Income Fund (renamed Invesco Pennsylvania Tax Free Income Fund). Returns shown above, prior to June 1, 2010, for Class A, Class B and Class C shares are blended returns of the predecessor fund and Invesco Pennsylvania Tax Free Income Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class Y shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund

Average Annual Total Returns
As of 12/31/16, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (5/1/87)	5.49%
10 Years	2.98
5 Years	2.73
1 Year	-3.67

Class B Shares
Inception (5/3/93)	4.08%
10 Years	3.26
5 Years	3.32
1 Year	-4.16

Class C Shares
Inception (8/13/93)	3.47%
10 Years	2.66
5 Years	2.87
1 Year	-1.08

Class Y Shares
10 Years	3.61%
5 Years	3.92
1 Year	0.95

shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.08%, 1.08%, 1.83% and 0.83%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the seventh year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                      Invesco Pennsylvania Tax Free Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets,

the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco Pennsylvania Tax Free Income Fund

Schedule of Investments

February 28, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–105.70%
Pennsylvania–100.58%
Allegheny (County of) Higher Education Building Authority (Chatham University); Series 2012 A, University RB	5.00%	09/01/2035	$1,000	$1,053,040
Allegheny (County of) Higher Education Building Authority (Duquesne University);
Series 1998, Ref. University RB (INS–AMBAC)(a)	5.50%	03/01/2020	1,420	1,517,355
Series 2011 A, University RB(b)(c)	5.50%	03/01/2021	550	638,775
Allegheny (County of) Higher Education Building Authority (Robert Morris University); Series 2008 A, University RB(b)(c)	6.00%	10/15/2018	1,000	1,082,320
Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2009, RB	5.63%	08/15/2039	1,250	1,354,937
Allegheny (County of) Industrial Development Authority (Residential Resources, Inc.); Series 2006, Lease RB	5.10%	09/01/2026	980	980,715
Allegheny (County of) Redevelopment Authority (Pittsburgh Mills); Series 2004, Tax Allocation RB	5.60%	07/01/2023	1,020	985,371
Allegheny (County of) Sanitary Authority; Series 2015, Ref. RB(d)	5.00%	12/01/2045	2,120	2,337,788
Allegheny (County of); Series 2008 C-61, Unlimited Tax GO Bonds(b)(c)	5.00%	12/01/2018	500	535,615
Beaver (County of) Industrial Development Authority (FirstEnergy Generation Corp.); Series 2008 A, Ref. PCR	2.15%	03/01/2017	700	560,000
Beaver (County of) Industrial Development Authority (FirstEnergy Generation); Series 2008 B, Ref. PCR(b)	4.25%	04/01/2021	545	495,525
Beaver (County of) Industrial Development Authority; Series 2008 A, Ref. PCR(b)	2.70%	04/02/2018	230	80,500
Beaver (County of);
Series 2009, Unlimited Tax GO Notes(b)(c)	5.55%	11/15/2017	65	67,245
Series 2009, Unlimited Tax GO Notes(b)(c)	5.55%	11/15/2017	1,325	1,370,765
Berks (County of) Industrial Development Authority (One Douglassville); Series 2007 A, Ref. RB(e)	6.13%	11/01/2034	415	433,841
Berks (County of) Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/2040	1,000	1,075,290
Bethlehem (City of);
Series 2014, Gtd. Ref. Water RB (INS-BAM)(a)	5.00%	11/15/2030	425	477,199
Series 2014, Gtd. Ref. Water RB (INS-BAM)(a)	5.00%	11/15/2031	425	475,941
Bethlehem Area School District; Series 2010, Unlimited Tax GO Bonds(b)(c)	5.25%	01/15/2020	1,000	1,115,990
Bucks (County of) Industrial Development Authority (Lutheran Community Telford Center); Series 2007, RB	5.75%	01/01/2037	2,000	2,000,860
Central Bradford Progress Authority (Guthrie Healthcare System); Series 2011, RB	5.38%	12/01/2041	1,100	1,214,994
Centre (County of) Hospital Authority (Mt. Nittany Medical Center);
Series 2011, RB(b)(c)	6.25%	11/15/2021	500	608,450
Series 2016 A, Ref. RB	5.00%	11/15/2046	500	545,675
Chartiers Valley Industrial & Commercial Development Authority (Asbury Health Center); Series 2006, Ref. First Mortgage RB	5.75%	12/01/2022	900	901,638
Chester (County of) Industrial Development Authority (Renaissance Academy Charter School); Series 2014, RB	5.00%	10/01/2044	1,000	1,020,670
Chester (County of) Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania); Series 2013, Student Housing RB	5.00%	08/01/2045	750	775,380
Crawford (County of) Hospital Authority (Meadville Medical Center); Series 2016 A, Ref. Hospital RB	6.00%	06/01/2051	660	661,459
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.00%	01/01/2040	870	904,617
Cumberland (County of) Municipal Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Dickinson College); Series 2009, RB	5.00%	11/01/2039	750	796,200
Cumberland (County of) Municipal Authority (Diakon Lutheran Ministries); Series 2015, Ref. RB	5.00%	01/01/2038	1,270	1,344,181
Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	5.63%	07/01/2028	1,000	1,033,420
Dauphin (County of) General Authority (Pinnacle Health System);
Series 2009, Health System RB	6.00%	06/01/2036	340	372,008
Series 2009, Ref. Health System RB(b)(c)	6.00%	06/01/2019	1,875	2,081,700
Series 2016 A, Ref. Health System RB	5.00%	06/01/2036	510	565,769

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Pennsylvania Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Delaware (County of) Authority (Cabrini College); Series 1999, College RB (INS–AGC)(a)	5.75%	07/01/2023	$220	$220,605
Delaware (County of) Authority (Haverford College); Series 2017 A, Ref. RB	5.00%	10/01/2042	655	743,274
Delaware (County of) Authority (Neumann College); Series 2008, College RB(b)(c)	6.25%	10/01/2018	110	119,287
Delaware (County of) Authority (Villanova University); Series 2015, RB	5.00%	08/01/2045	215	238,515
Delaware (County of) Industrial Development Authority (Covanta); Series 2015, Ref. RB	5.00%	07/01/2043	425	425,217
Delaware River Port Authority (Port District);
Series 2012, Ref. RB	5.00%	01/01/2025	540	594,869
Series 2012, Ref. RB	5.00%	01/01/2027	535	586,365
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/2040	1,000	1,087,370
Delaware Valley Regional Financial Authority;
Series 2002, RB	5.75%	07/01/2017	1,160	1,180,022
Series 2002, RB	5.75%	07/01/2032	1,000	1,222,440
Doylestown (City of) Hospital Authority; Series 2013 A, RB (INS–AGM)(a)	5.00%	07/01/2024	1,000	1,128,540
East Hempfield (Township of) Industrial Development Authority (Student Services Inc. Student Housing);
Series 2013, RB	5.00%	07/01/2035	500	522,070
Series 2014, RB	5.00%	07/01/2039	250	259,915
East Hempfield (Township of) Industrial Development Authority (Willow Valley Communities);
Series 2016, Ref. RB	5.00%	12/01/2030	210	235,960
Series 2016, Ref. RB	5.00%	12/01/2039	370	398,505
Erie (City of) Higher Education Building Authority (Mercyhurst College); Series 2008, College RB(b)(c)	5.50%	09/15/2018	500	534,890
Fayette (County of) Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)(g)	0.64%	06/01/2037	150	150,000
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/2042	1,000	1,084,890
Fulton (County of) Industrial Development Authority (The Fulton County Medical Center); Series 2016, Ref. Hospital RB	5.00%	07/01/2040	1,515	1,521,636
Geisinger Authority (Geisinger Health System); Series 2011 A-1, Health System RB	5.13%	06/01/2041	500	540,075
Lancaster (County of) Hospital Authority (Brethren Village); Series 2008 A, RB	6.50%	07/01/2040	350	352,188
Lancaster (County of) Hospital Authority (Landis Homes Retirement Community); Series 2015, Ref. Health Center RB	5.00%	07/01/2045	625	657,150
Lancaster (County of) Hospital Authority (Masonic Villages); Series 2015, Ref. RB	5.00%	11/01/2035	210	230,028
Lancaster (County of) Hospital Authority (University of Pennsylvania); Series 2016 A, Ref. Health System RB	5.00%	08/15/2042	535	593,706
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	825	843,422
Lehigh (County of) General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	668	677,327
Series 2014 B, Conv. CAB RB(h)	7.50%	02/01/2044	172	59,702
Series 2014 C, RB(i)	0.00%	02/01/2044	516	5
Lycoming (County of) Authority (Pennsylvania College of Technology); Series 2011, RB	5.00%	07/01/2030	750	821,655
Lycoming (County of) Authority (Susquehanna Health System); Series 2009 A, Heath System RB	5.75%	07/01/2039	1,250	1,364,200
Montgomery (County of) Higher Education & Health Authority (Abington Memorial Hospital Obligated Group); Series 2012, RB	5.00%	06/01/2031	1,400	1,533,070
Montgomery (County of) Higher Education & Health Authority (Holy Redeemer Health System); Series 2014, Ref. RB	5.00%	10/01/2027	390	430,607
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2009 A-1, RB(b)(c)	6.25%	11/15/2019	1,000	1,136,370
Series 2012, Ref. RB	5.00%	11/15/2028	900	982,494
Series 2016, Ref. RB	5.00%	11/15/2036	1,000	1,067,320
Montgomery (County of) Industrial Development Authority (Albert Einstein Healthcare); Series 2015, Ref. Health System RB	5.25%	01/15/2045	850	898,212
Montgomery (County of) Industrial Development Authority (Foulkeways at Gwynedd); Series 2016, Ref. RB	5.00%	12/01/2046	385	403,280
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	6.63%	12/01/2030	1,500	1,680,450

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Pennsylvania Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Montgomery (County of) Industrial Development Authority (Whitemarsh Community); Series 2008, Mortgage RB(b)(c)	7.00%	02/01/2018	$500	$528,315
Northampton (County of) General Purpose Authority (Lehigh University); Series 2009, Higher Education RB(b)(c)	5.50%	05/15/2019	1,000	1,097,830
Northampton (County of) General Purpose Authority (St. Luke’s Hospital); Series 2008 A, Hospital RB(b)(c)	5.50%	08/15/2018	1,000	1,066,790
Northampton (County of) General Purpose Authority (St. Luke’s University Health Network);
Series 2016, Ref. Hospital RB	5.00%	08/15/2036	330	360,403
Series 2016 A, Ref. Hospital RB	5.00%	08/15/2046	650	700,251
Northampton (County of) Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/2032	920	934,150
Pennsylvania (Commonwealth of); First Series 2014, Unlimited Tax GO Bonds(d)	5.00%	06/15/2034	3,000	3,326,160
Pennsylvania (State of) Economic Development Financing Agency (Forum Place); Series 2012, Governmental Lease RB	5.00%	03/01/2034	500	547,640
Pennsylvania (State of) Economic Development Financing Authority (Amtrak); Series 2012 A, Ref. Exempt Facilities RB(e)	5.00%	11/01/2041	1,200	1,267,812
Pennsylvania (State of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. Exempt Facilities RB(e)	5.50%	11/01/2044	635	673,036
Pennsylvania (State of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB(e)	5.00%	12/31/2034	1,235	1,335,393
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Biosolids Facility); Series 2009, Sewage Sludge Disposal RB	6.25%	01/01/2032	1,000	1,065,340
Pennsylvania (State of) Economic Development Financing Authority (Waste Management, Inc.); Series 2004 A, Solid Waste Disposal RB(b)	1.50%	05/01/2018	1,500	1,504,770
Pennsylvania (State of) Higher Educational Facilities Authority (AICUP Financing Program-Del Valley College); Series 2012, RB	5.00%	11/01/2042	535	514,033
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2016, Ref. RB	5.00%	05/01/2035	1,000	1,119,300
Pennsylvania (State of) Higher Educational Facilities Authority (Edinboro University Foundation);
Series 2008, RB(b)(c)	5.88%	07/01/2018	750	799,950
Series 2010, RB(b)(c)	6.00%	07/01/2020	500	577,305
Pennsylvania (State of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/2042	1,180	1,238,705
Pennsylvania (State of) Higher Educational Facilities Authority (Shippensburg University Student Services); Series 2012, RB	5.00%	10/01/2035	1,300	1,355,458
Pennsylvania (State of) Higher Educational Facilities Authority (St. Joseph’s University); Series 2010 A, RB	5.00%	11/01/2034	500	548,155
Pennsylvania (State of) Higher Educational Facilities Authority (Temple University); First Series 2012, RB	5.00%	04/01/2042	570	625,700
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015, Ref. RB	5.25%	09/01/2050	845	931,984
Pennsylvania (State of) Turnpike Commission;
Series 2008 B-1, Sub. RB(b)(c)	5.50%	06/01/2018	1,000	1,058,710
Series 2009 C, Sub. RB (INS–AGM)(a)	6.25%	06/01/2033	2,000	2,483,520
Series 2009 E, Sub. Conv. CAB RB(h)	6.38%	12/01/2038	1,435	1,736,967
Series 2010 A-1, Motor License Fund Special RB	5.00%	12/01/2038	500	539,970
Subseries 2010 A-2, Motor License Fund Special RB	5.50%	12/01/2034	820	916,539
Subseries 2010 A-2, Sub. Motor License Fund Special RB(b)(c)	5.50%	12/01/2020	180	207,947
Subseries 2010 B-2, Motor License Fund Special RB(b)(c)	5.00%	12/01/2020	235	267,188
Subseries 2010 B-2, Sub. Motor License Fund Special RB	5.00%	12/01/2030	390	425,092
Subseries 2010 B-2, Sub. RB	5.13%	12/01/2035	500	547,405
Pennsylvania State University;
Series 2015 A, RB	5.00%	09/01/2040	1,000	1,133,940
Series 2016 A, RB(d)	5.00%	09/01/2041	2,195	2,522,516
Series 2016 A, RB	5.00%	09/01/2041	970	1,114,734

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Pennsylvania Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of) (1998 General Ordinance); Fourteenth Series 2016, Ref. Gas Works RB	5.00%	10/01/2034	$440	$487,318
Philadelphia (City of) Authority for Industrial Development (The Children’s Hospital of Philadelphia); Series 2014 A, Hospital RB(d)	5.00%	07/01/2042	1,500	1,710,090
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Jefferson Health System); Series 2010 B, RB(b)(c)	5.00%	05/15/2020	1,500	1,676,910
Philadelphia (City of) Industrial Development Authority (Architecture & Design Charter High School); Series 2013, RB	6.13%	03/15/2043	585	612,811
Philadelphia (City of) Industrial Development Authority (Discovery Charter School); Series 2012, RB	6.25%	04/01/2042	1,000	1,009,660
Philadelphia (City of) Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.00%	06/15/2033	875	992,827
Philadelphia (City of) Industrial Development Authority (Independence Charter School); Series 2007 A, RB	5.50%	09/15/2037	1,235	1,242,805
Philadelphia (City of) Industrial Development Authority (Kipp Philadelphia Charter School); Series 2016 B, RB	5.00%	04/01/2046	640	630,438
Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, RB(b)(c)	6.00%	08/01/2020	700	811,041
Philadelphia (City of) Industrial Development Authority (Mast I Charter School); Series 2016 A, Ref. RB	5.25%	08/01/2046	1,500	1,506,900
Philadelphia (City of) Industrial Development Authority (New Foundations Charter School); Series 2012, RB	6.63%	12/15/2041	750	818,190
Philadelphia (City of) Industrial Development Authority (Performing Arts Charter School); Series 2013, RB(j)	6.50%	06/15/2033	945	990,436
Philadelphia (City of);
Ninth Series 2010, Gas Works RB(b)(c)	5.25%	08/01/2020	390	442,369
Ninth Series 2010, Gas Works RB	5.25%	08/01/2040	610	669,072
Series 2009 A, Ref. Unlimited Tax GO Bonds(b)(c)	5.50%	08/01/2019	110	121,684
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS–AGC)(a)	5.50%	08/01/2024	890	976,437
Series 2010 C, Water & Wastewater RB (INS–AGM)(a)	5.00%	08/01/2035	1,250	1,366,862
Series 2011, Unlimited Tax GO Bonds	6.00%	08/01/2036	500	569,380
Series 2017, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2041	880	974,169
Philadelphia (State of) Authority for Industrial Development (Cultural and Commercials Corridors); Series 2016, Ref. City Agreement RB	5.00%	12/01/2031	840	941,758
Philadelphia (State of) Authority for Industrial Development (Temple University); First Series 2015, Ref. RB	5.00%	04/01/2045	530	589,137
Philadelphia School District;
Series 2007 A, Ref. Unlimited Tax GO Bonds (INS–NATL)(a)	5.00%	06/01/2025	535	594,471
Series 2008 E, Limited Tax GO Bonds(b)(c)	5.13%	09/01/2018	1,230	1,307,539
Series 2008 E, Limited Tax GO Bonds (INS–BHAC)(a)	5.13%	09/01/2023	270	285,458
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS–AGM)(a)	5.00%	02/01/2031	1,000	1,096,260
Pittsburgh (City of) Water & Sewer Authority; Series 2013 A, Ref. First Lien RB	5.00%	09/01/2031	500	562,500
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)(g)	0.64%	11/01/2029	285	285,000
Southcentral (Region of) General Authority (Wellspan Health Obligated Group); Series 2014, Ref. RB(d)	5.00%	06/01/2044	3,180	3,476,853
State Public School Building Authority (Harrisburg School District);
Series 2009, RB(b)(c)	5.00%	05/15/2019	165	179,340
Series 2009, RB(b)(c)	5.00%	05/15/2019	165	179,264
Series 2009, RB(b)(c)	5.00%	05/15/2019	670	727,921
Series 2016 A, Ref. RB (INS–AGM)(a)	5.00%	12/01/2030	1,055	1,202,753
Susquehanna Area Regional Airport Authority; Series 2012 A, Airport System RB(e)	5.00%	01/01/2027	1,185	1,264,561
Union (County of) Hospital Authority (Evangelical Community Hospital); Series 2011, Ref. & Improvement RB	7.00%	08/01/2041	1,000	1,139,650
Washington (County of) Hospital Authority (The Washington Hospital); Series 2007 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(f)(g)	0.57%	07/01/2037	1,950	1,950,000
Washington (County of) Industrial Development Authority (Washington Jefferson College); Series 2010, College RB	5.25%	11/01/2030	500	546,615

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Pennsylvania Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Washington (County of) Redevelopment Authority (Victory Centre Tanger Outlet Development); Series 2006 A, Tax Allocation RB	5.45%	07/01/2035	$1,320	$1,320,145
Westmoreland (County of) Municipal Authority; Series 2013, RB	5.00%	08/15/2031	750	842,685
Wilkes-Barre (City of) Finance Authority (University of Scranton); Series 2010, RB	5.00%	11/01/2040	850	930,291
				130,095,472

Guam–3.94%
Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB(b)(c)	5.75%	12/01/2019	1,250	1,403,400
Series 2016 A, Ref. Limited Obligation RB	5.00%	12/01/2046	500	533,375
Guam (Territory of) Power Authority;
Series 2010 A, RB	5.50%	10/01/2040	410	430,369
Series 2012 A, Ref. RB	5.00%	10/01/2034	520	542,100
Guam (Territory of) Waterworks Authority;
Series 2010, Water & Wastewater System RB	5.63%	07/01/2040	1,000	1,060,260
Series 2014 A, Ref. Water & Wastewater System RB	5.00%	07/01/2029	285	313,232
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.13%	01/01/2042	785	812,122
				5,094,858

Virgin Islands–1.18%
Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. Marine RB(e)	5.00%	09/01/2029	575	615,825
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note — Diageo); Series 2009 A, Sub. RB	6.63%	10/01/2029	640	500,033
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	500	408,270
				1,524,128
TOTAL INVESTMENTS(k)–105.70% (Cost $130,738,430)				136,714,458
FLOATING RATE NOTE OBLIGATIONS–(6.28)%
Notes with interest and fee rates ranging from 1.16% to 1.19% at 02/28/2017 and maturities of collateral ranging from 06/15/2034 to 12/01/2045 (See Note 1J)(l)				(8,120,000)
OTHER ASSETS LESS LIABILITIES–0.58%				743,423
NET ASSETS–100.00%				$129,337,881

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
Conv.	– Convertible
GO	– General Obligation
Gtd.	– Guaranteed
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Pennsylvania Tax Free Income Fund

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.
(e)	Security subject to the alternative minimum tax.
(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(i)	Zero coupon bond issued at a discount.
(j)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28, 2017 represented less than 1% of the Fund’s Net Assets.
(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	5.3%

(l)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at February 28, 2017. At February 28, 2017, the Fund’s investments with a value of $13,373,407 are held by TOB Trusts and serve as collateral for the $8,120,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments

as of February 28, 2017

Revenue Bonds	77.4%
Pre-refunded Bonds	15.9
General Obligation Bonds	4.9
Other	1.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Pennsylvania Tax Free Income Fund

Statement of Assets and Liabilities

February 28, 2017

(Unaudited)

Assets:
Investments, at value (Cost $130,738,430)	$136,714,458
Receivable for:
Investments sold	330,000
Fund shares sold	335,514
Interest	1,595,741
Investment for trustee deferred compensation and retirement plans	36,271
Other assets	23,934
Total assets	139,035,918

Liabilities:
Floating rate note obligations	8,120,000
Payable for:
Investments purchased	504,306
Fund shares reacquired	99,403
Amount due custodian	703,167
Dividends	117,978
Accrued fees to affiliates	45,851
Accrued trustees’ and officers’ fees and benefits	2,886
Accrued other operating expenses	64,752
Trustee deferred compensation and retirement plans	39,694
Total liabilities	9,698,037
Net assets applicable to shares outstanding	$129,337,881

Net assets consist of:
Shares of beneficial interest	$133,687,051
Undistributed net investment income	146,727
Undistributed net realized gain (loss)	(10,471,925)
Net unrealized appreciation	5,976,028
$129,337,881

Net Assets:
Class A	$112,181,437
Class B	$524,406
Class C	$10,875,062
Class Y	$5,756,976

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	6,935,803
Class B	32,358
Class C	671,561
Class Y	355,567
Class A:
Net asset value per share	$16.17
Maximum offering price per share
(Net asset value of $16.17 ÷ 95.75%)	$16.89
Class B:
Net asset value and offering price per share	$16.21
Class C:
Net asset value and offering price per share	$16.19
Class Y:
Net asset value and offering price per share	$16.19

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Pennsylvania Tax Free Income Fund

Statement of Operations

For the six months ended February 28, 2017

(Unaudited)

Investment income:
Interest	$2,722,552

Expenses:
Advisory fees	325,710
Administrative services fees	24,795
Custodian fees	3,373
Distribution fees:
Class A	141,773
Class B	961
Class C	55,248
Interest, facilities and maintenance fees	66,111
Transfer agent fees	53,595
Trustees’ and officers’ fees and benefits	11,158
Registration and filing fees	27,114
Reports to shareholders	21,578
Professional services fees	34,782
Other	19,887
Total expenses	786,085
Net investment income	1,936,467

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(108,286)
Change in net unrealized appreciation (depreciation) of investment securities	(6,358,463)
Net realized and unrealized gain (loss)	(6,466,749)
Net increase (decrease) in net assets resulting from operations	$(4,530,282)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Pennsylvania Tax Free Income Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2017 and the year ended August 31, 2016

(Unaudited)

	February 28, 2017	August 31, 2016
Operations:
Net investment income	$1,936,467	$4,348,697
Net realized gain (loss)	(108,286)	(50,928)
Change in net unrealized appreciation (depreciation)	(6,358,463)	4,641,602
Net increase (decrease) in net assets resulting from operations	(4,530,282)	8,939,371

Distributions to shareholders from net investment income:
Class A	(1,908,303)	(4,085,069)
Class B	(12,881)	(42,461)
Class C	(143,090)	(286,482)
Class Y	(89,008)	(139,754)
Total distributions from net investment income	(2,153,282)	(4,553,766)

Share transactions–net:
Class A	(888,053)	2,612,797
Class B	(521,630)	(193,642)
Class C	35,728	1,576,180
Class Y	1,638,082	908,445
Net increase in net assets resulting from share transactions	264,127	4,903,780
Net increase (decrease) in net assets	(6,419,437)	9,289,385

Net assets:
Beginning of period	135,757,318	126,467,933
End of period (includes undistributed net investment income of $146,727 and $363,542, respectively)	$129,337,881	$135,757,318

Notes to Financial Statements

February 28, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Pennsylvania Tax Free Income Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of fourteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide only Pennsylvania investors with a high level of current income exempt from federal and Pennsylvania state income taxes and, where possible under local law, local income and personal property taxes, through investment in a varied portfolio of medium- and lower-grade municipal securities.

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics

13                         Invesco Pennsylvania Tax Free Income Fund

and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
H.

Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund

14                         Invesco Pennsylvania Tax Free Income Fund

monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies recently adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

15                         Invesco Pennsylvania Tax Free Income Fund

K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.50%
Over $500 million	0.40%

For the six months ended February 28, 2017, the effective advisory fees incurred by the Fund was 0.50%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2017, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 1.50%, 2.25%, 2.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2017, the expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended February 28, 2017, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2017, IDI advised the Fund that IDI retained $6,303 in front-end sales commissions from the sale of Class A shares and $102 and $97 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

16                         Invesco Pennsylvania Tax Free Income Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2017, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2017, the Fund engaged in securities purchases of $5,486,472 and securities sales of $8,081,694, which did not result in any realized gains (loss).

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances and Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company (“SSB”), the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended February 28, 2017 were $ 8,312,143 and 1.54%, respectively.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

17                         Invesco Pennsylvania Tax Free Income Fund

The Fund had a capital loss carryforward as of August 31, 2016, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
August 31, 2017	$5,564,499	$—	$5,564,499
August 31, 2018	1,085,533	—	1,085,533
Not subject to expiration	427,854	3,132,787	3,560,641
	$7,077,886	$3,132,787	$10,210,673

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2017 was $16,170,699 and $16,378,543, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$8,970,701
Aggregate unrealized (depreciation) of investment securities	(2,804,247)
Net unrealized appreciation of investment securities	$6,166,454

Cost of investments for tax purposes is $130,548,004.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended February 28, 2017(a)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	334,346	$5,482,519	568,174	$9,498,579
Class B	—	—	—	—
Class C	76,844	1,269,549	143,899	2,419,177
Class Y	187,365	3,050,187	101,703	1,719,284

Issued as reinvestment of dividends:
Class A	79,057	1,291,048	160,623	2,687,967
Class B	302	4,931	879	14,720
Class C	5,257	85,906	10,289	172,481
Class Y	2,498	40,711	3,589	60,058

Automatic conversion of Class B shares to Class A shares:
Class A	32,190	526,455	7,910	132,347
Class B	(32,129)	(526,455)	(7,893)	(132,347)

Reacquired:
Class A	(501,267)	(8,188,075)	(582,021)	(9,706,096)
Class B	(7)	(106)	(4,507)	(76,015)
Class C	(80,464)	(1,319,727)	(60,654)	(1,015,478)
Class Y	(89,892)	(1,452,816)	(51,633)	(870,897)
Net increase in share activity	14,100	$264,127	290,358	$4,903,780

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 52% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

18                         Invesco Pennsylvania Tax Free Income Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Supplemental Ratio: Ratio of expenses to average net assets (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/28/17	$17.01	$0.24	$(0.81)	$(0.57)	$(0.27)	$16.17	(3.33)%		$112,181	1.15	%(d)	1.05	%(d)	3.03	%(d)	12%
Year ended 08/31/16	16.44	0.57	0.60	1.17	(0.60)	17.01	7.21		118,906	1.08		1.02		3.41		12
Year ended 08/31/15	16.50	0.59	(0.09)	0.50	(0.56)	16.44	3.09		112,409	1.12		1.09		3.59		13
Year ended 08/31/14	15.39	0.62	1.09	1.71	(0.60)	16.50	11.33		113,872	1.09		1.07		3.93		10
Year ended 08/31/13	17.05	0.63	(1.65)	(1.02)	(0.64)	15.39	(6.24)		118,936	1.03		1.01		3.72		17
Year ended 08/31/12	15.85	0.68	1.19	1.87	(0.67)	17.05	12.04		137,146	1.03		1.01		4.13		11
Class B
Six months ended 02/28/17	17.04	0.24	(0.80)	(0.56)	(0.27)	16.21	(3.27	)(e)	524	1.15	(d)(e)	1.05	(d)(e)	3.03	(d)(e)	12
Year ended 08/31/16	16.48	0.57	0.59	1.16	(0.60)	17.04	7.15	(e)	1,094	1.08	(e)	1.02	(e)	3.41	(e)	12
Year ended 08/31/15	16.53	0.60	(0.09)	0.51	(0.56)	16.48	3.15	(e)	1,247	1.12	(e)	1.09	(e)	3.59	(e)	13
Year ended 08/31/14	15.42	0.63	1.08	1.71	(0.60)	16.53	11.32	(e)	1,544	1.09	(e)	1.07	(e)	3.93	(e)	10
Year ended 08/31/13	17.09	0.63	(1.66)	(1.03)	(0.64)	15.42	(6.28	)(e)	1,717	1.03	(e)	1.01	(e)	3.72	(e)	17
Year ended 08/31/12	15.86	0.71	1.19	1.90	(0.67)	17.09	12.22		2,430	0.86		0.84		4.30		11
Class C
Six months ended 02/28/17	17.03	0.18	(0.81)	(0.63)	(0.21)	16.19	(3.70)		10,875	1.90	(d)	1.80	(d)	2.28	(d)	12
Year ended 08/31/16	16.46	0.44	0.60	1.04	(0.47)	17.03	6.42		11,406	1.83		1.77		2.66		12
Year ended 08/31/15	16.53	0.47	(0.09)	0.38	(0.45)	16.46	2.33		9,488	1.87		1.84		2.84		13
Year ended 08/31/14	15.41	0.51	1.09	1.60	(0.48)	16.53	10.56	(f)	9,804	1.81	(f)	1.79	(f)	3.21	(f)	10
Year ended 08/31/13	17.08	0.50	(1.66)	(1.16)	(0.51)	15.41	(7.00)		10,838	1.78		1.76		2.97		17
Year ended 08/31/12	15.88	0.56	1.19	1.75	(0.55)	17.08	11.19		11,020	1.78		1.76		3.38		11
Class Y
Six months ended 02/28/17	17.02	0.27	(0.81)	(0.54)	(0.29)	16.19	(3.15)		5,757	0.90	(d)	0.80	(d)	3.28	(d)	12
Year ended 08/31/16	16.46	0.61	0.59	1.20	(0.64)	17.02	7.41		4,351	0.83		0.77		3.66		12
Year ended 08/31/15	16.51	0.64	(0.08)	0.56	(0.61)	16.46	3.41		3,323	0.87		0.84		3.84		13
Year ended 08/31/14	15.40	0.66	1.09	1.75	(0.64)	16.51	11.60		2,713	0.84		0.82		4.18		10
Year ended 08/31/13	17.06	0.67	(1.65)	(0.98)	(0.68)	15.40	(6.00)		2,562	0.78		0.76		3.97		17
Year ended 08/31/12	15.86	0.73	1.18	1.91	(0.71)	17.06	12.31		1,298	0.78		0.76		4.38		11

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $114,469, $774,209, $11,134 and $4,986 for Class A, Class B, Class C and Class Y shares, respectively.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.25%, 0.25%, 0.25%, 0.25% and 0.25% for the six months ended February 28, 2017 and the years ended August 31, 2016, August 31, 2015, August 31, 2014 and August 31, 2013, respectively.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.97% for the year ended August 31, 2014.

NOTE 11–Subsequent Event

Effective April 4, 2017, the Fund began offering Class R6 shares.

19                         Invesco Pennsylvania Tax Free Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2016 through February 28, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/17)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/17)	Expenses Paid During Period[2]
A	$1,000.00	$967.20	$5.61	$1,019.09	$5.76	1.15%
B	1,000.00	967.30	5.61	1,019.09	5.76	1.15
C	1,000.00	963.60	9.25	1,015.37	9.49	1.90
Y	1,000.00	968.50	4.39	1,020.33	4.51	0.90

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2016 through February 28, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

20                         Invesco Pennsylvania Tax Free Income Fund

Explore High-Conviction Investing with Invesco

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074                      Invesco Distributors, Inc.                                                                              VK-PTFI-SAR-1             04122017      1551

Semiannual Report to Shareholders	February 28, 2017
Invesco S&P 500 Index Fund
Nasdaq:
A: SPIAX ⬛ B: SPIBX ⬛ C: SPICX ⬛ Y: SPIDX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
13	Financial Statements
15	Notes to Financial Statements
22	Financial Highlights
23	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/16 to 2/28/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	9.67%
Class B Shares	9.33
Class C Shares	9.32
Class Y Shares	9.84
S&P 500 Index ▼(Broad Market/Style-Specific Index)	10.01
Lipper S&P 500 Objective Funds Index⬛ (Peer Group Index)	9.86

Source(s): ▼FactSet Research Systems Inc.; ⬛Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Lipper S&P 500 Objective Funds Index is an unmanaged index considered representative of S&P 500 funds tracked by Lipper.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 2/28/17, including maximum applicable sales charges

Class A Shares
Inception (9/26/97)	5.89%
10 Years	6.48
5 Years	12.08
1 Year	17.23

Class B Shares
Inception (9/28/97)	5.87%
10 Years	6.44
5 Years	12.28
1 Year	18.37

Class C Shares
Inception (9/26/97)	5.41%
10 Years	6.30
5 Years	12.53
1 Year	22.35

Class Y Shares
Inception (9/26/97)	6.46%
10 Years	7.36
5 Years	13.64
1 Year	24.55

Average Annual Total Returns
As of 12/31/16, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (9/26/97)	5.63%
10 Years	5.82
5 Years	12.71
1 Year	5.18

Class B Shares
Inception (9/26/97)	5.60%
10 Years	5.78
5 Years	12.91
1 Year	5.49

Class C Shares
Inception (9/26/97)	5.15%
10 Years	5.63
5 Years	13.16
1 Year	9.53

Class Y Shares
Inception (9/26/97)	6.20%
10 Years	6.69
5 Years	14.29
1 Year	11.57

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Morgan Stanley S&P 500 Index Fund, advised by Morgan

Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco S&P 500 Index Fund.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

Returns shown above, prior to June 1, 2010, for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco S&P 500 Index Fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 0.59%, 1.34%, 1.32% and 0.34%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

2 Invesco S&P 500 Index Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

3	Invesco S&P 500 Index Fund

Schedule of Investments(a)

February 28, 2017

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.34%
Advertising–0.15%
Interpublic Group of Cos., Inc. (The)	19,510	$470,191
Omnicom Group Inc.	11,579	985,373
		1,455,564

Aerospace & Defense–2.26%
Arconic Inc.	21,566	620,885
Boeing Co. (The)	28,206	5,083,567
General Dynamics Corp.	14,048	2,666,451
L3 Technologies, Inc.	3,781	636,418
Lockheed Martin Corp.	12,358	3,294,396
Northrop Grumman Corp.	8,661	2,140,046
Raytheon Co.	14,446	2,226,851
Rockwell Collins, Inc.	6,360	607,952
Textron Inc.	13,292	628,712
TransDigm Group, Inc.	2,451	623,044
United Technologies Corp.	37,632	4,235,482
		22,763,804

Agricultural & Farm Machinery–0.16%
Deere & Co.	14,262	1,561,546

Agricultural Products–0.13%
Archer-Daniels-Midland Co.	28,277	1,328,171

Air Freight & Logistics–0.69%
C.H. Robinson Worldwide, Inc.	6,986	561,465
Expeditors International of Washington, Inc.	8,863	499,696
FedEx Corp.	12,015	2,318,655
United Parcel Service, Inc.–Class B	33,841	3,579,024
		6,958,840

Airlines–0.63%
Alaska Air Group, Inc.	6,025	589,365
American Airlines Group Inc.	25,462	1,180,418
Delta Air Lines, Inc.	36,188	1,806,867
Southwest Airlines Co.	30,252	1,748,566
United Continental Holdings Inc.(b)	14,188	1,051,189
		6,376,405

Alternative Carriers–0.08%
Level 3 Communications, Inc.(b)	14,357	821,938

Apparel Retail–0.53%
Foot Locker, Inc.	6,624	501,238
Gap, Inc. (The)	10,830	268,801
L Brands, Inc.	11,759	618,759
Ross Stores, Inc.	19,516	1,338,407
TJX Cos., Inc. (The)	32,036	2,513,224
Urban Outfitters, Inc.(b)	4,358	113,439
		5,353,868

	Shares	Value
Apparel, Accessories & Luxury Goods–0.30%
Coach, Inc.	13,777	$524,766
Hanesbrands, Inc.	18,597	372,126
Michael Kors Holdings Ltd.(b)	8,070	294,555
PVH Corp.	3,927	359,713
Ralph Lauren Corp.	2,737	217,126
Under Armour, Inc.–Class A(b)	9,077	187,168
Under Armour, Inc.–Class C(b)	9,124	169,341
VF Corp.	16,242	851,893
		2,976,688

Application Software–0.83%
Adobe Systems Inc.(b)	24,394	2,886,786
Autodesk, Inc.(b)	9,660	833,658
Citrix Systems, Inc.(b)	7,623	601,836
Intuit Inc.	11,996	1,504,778
salesforce.com, inc.(b)	31,370	2,551,950
		8,379,008

Asset Management & Custody Banks–1.07%
Affiliated Managers Group, Inc.	2,693	452,235
Ameriprise Financial, Inc.	7,766	1,021,229
Bank of New York Mellon Corp. (The)	51,961	2,449,442
BlackRock, Inc.	5,972	2,313,911
Franklin Resources, Inc.	17,050	733,832
Invesco Ltd.(c)	20,067	645,957
Northern Trust Corp.	10,427	910,798
State Street Corp.	17,818	1,420,273
T. Rowe Price Group Inc.	11,963	851,885
		10,799,562

Auto Parts & Equipment–0.14%
BorgWarner, Inc.	9,860	415,993
Delphi Automotive PLC	13,353	1,016,564
		1,432,557

Automobile Manufacturers–0.49%
Ford Motor Co.	191,802	2,403,279
General Motors Co.	68,170	2,511,383
		4,914,662

Automotive Retail–0.36%
Advance Auto Parts, Inc.	3,605	564,579
AutoNation, Inc.(b)	3,262	149,726
AutoZone, Inc.(b)	1,418	1,044,428
CarMax, Inc.(b)	9,373	604,934
O’Reilly Automotive, Inc.(b)	4,647	1,262,636
		3,626,303

Biotechnology–2.87%
AbbVie Inc.	79,863	4,938,728
Alexion Pharmaceuticals, Inc.(b)	10,978	1,440,862

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco S&P 500 Index Fund

	Shares	Value
Biotechnology–(continued)
Amgen Inc.	36,558	$6,453,584
Biogen Inc.(b)	10,677	3,081,382
Celgene Corp.(b)	38,096	4,705,237
Gilead Sciences, Inc.	64,745	4,563,228
Incyte Corp.(b)	8,610	1,145,991
Regeneron Pharmaceuticals, Inc.(b)	3,714	1,387,179
Vertex Pharmaceuticals Inc.(b)	12,231	1,108,373
		28,824,564

Brewers–0.09%
Molson Coors Brewing Co.–Class B	9,017	905,217

Broadcasting–0.24%
CBS Corp.–Class B	19,263	1,269,817
Discovery Communications, Inc.–Class A(b)	7,486	215,297
Discovery Communications, Inc.–Class C(b)	10,840	304,279
Scripps Networks Interactive Inc.–Class A	4,672	377,358
TEGNA Inc.	10,492	268,910
		2,435,661

Building Products–0.32%
Allegion PLC	4,694	340,737
Fortune Brands Home & Security, Inc.	7,534	435,691
Johnson Controls International PLC	46,034	1,930,666
Masco Corp.	16,165	546,054
		3,253,148

Cable & Satellite–1.21%
Charter Communications, Inc.–Class A(b)	10,661	3,444,143
Comcast Corp.–Class A	234,256	8,765,859
		12,210,002

Casinos & Gaming–0.04%
Wynn Resorts Ltd.	3,886	373,639

Commodity Chemicals–0.15%
LyondellBasell Industries N.V.–Class A	16,421	1,498,252

Communications Equipment–1.07%
Cisco Systems, Inc.	246,691	8,431,898
F5 Networks, Inc.(b)	3,170	454,166
Harris Corp.	6,081	668,302
Juniper Networks, Inc.	18,648	522,144
Motorola Solutions, Inc.	8,162	644,553
		10,721,063

Computer & Electronics Retail–0.06%
Best Buy Co., Inc.	13,413	591,916

Construction & Engineering–0.10%
Fluor Corp.	6,816	377,538
Jacobs Engineering Group, Inc.	5,944	335,301
Quanta Services, Inc.(b)	7,395	275,982
		988,821

	Shares	Value
Construction Machinery & Heavy Trucks–0.50%
Caterpillar Inc.	28,752	$2,779,168
Cummins Inc.	7,595	1,127,782
PACCAR Inc.	17,261	1,153,207
		5,060,157

Construction Materials–0.15%
Martin Marietta Materials, Inc.	3,105	670,525
Vulcan Materials Co.	6,514	785,653
		1,456,178

Consumer Electronics–0.07%
Garmin Ltd.	5,640	291,080
Harman International Industries, Inc.	3,416	381,294
		672,374

Consumer Finance–0.82%
American Express Co.	37,782	3,024,827
Capital One Financial Corp.	23,701	2,224,576
Discover Financial Services	19,382	1,378,835
Navient Corp.	14,894	229,517
Synchrony Financial	38,538	1,396,617
		8,254,372

Copper–0.08%
Freeport-McMoRan Inc.(b)	61,564	824,958

Data Processing & Outsourced Services–2.34%
Alliance Data Systems Corp.	2,815	683,989
Automatic Data Processing, Inc.	22,172	2,275,291
Fidelity National Information Services, Inc.	16,149	1,328,578
Fiserv, Inc.(b)	10,661	1,230,279
Global Payments Inc.	7,521	599,349
Mastercard Inc.–Class A	46,777	5,166,987
Paychex, Inc.	15,817	971,480
PayPal Holdings, Inc.(b)	55,148	2,316,216
Total System Services, Inc.	8,099	441,234
Visa Inc.–Class A	91,780	8,071,133
Western Union Co. (The)	23,777	466,980
		23,551,516

Department Stores–0.11%
Kohl’s Corp.	8,671	369,558
Macy’s, Inc.	15,001	498,333
Nordstrom, Inc.	5,688	265,402
		1,133,293

Distillers & Vintners–0.18%
Brown-Forman Corp.–Class B	8,929	435,378
Constellation Brands, Inc.–Class A	8,732	1,386,729
		1,822,107

Distributors–0.12%
Genuine Parts Co.	7,290	697,726
LKQ Corp.(b)	15,135	477,963
		1,175,689

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco S&P 500 Index Fund

	Shares	Value
Diversified Banks–5.40%
Bank of America Corp.	496,604	$12,256,187
Citigroup Inc.	140,047	8,376,211
Comerica Inc.	8,513	606,806
JPMorgan Chase & Co.	175,850	15,935,527
U.S. Bancorp	78,516	4,318,380
Wells Fargo & Co.	222,135	12,857,174
		54,350,285

Diversified Chemicals–0.73%
Dow Chemical Co. (The)	55,065	3,428,347
E. I. du Pont de Nemours and Co.	42,703	3,353,893
Eastman Chemical Co.	7,231	580,288
		7,362,528

Diversified Support Services–0.05%
Cintas Corp.	4,183	493,636

Drug Retail–0.78%
CVS Health Corp.	52,408	4,223,037
Walgreens Boots Alliance, Inc.	42,056	3,632,797
		7,855,834

Electric Utilities–1.98%
Alliant Energy Corp.	11,230	443,360
American Electric Power Co., Inc.	24,173	1,618,866
Duke Energy Corp.	33,856	2,794,813
Edison International	16,051	1,279,907
Entergy Corp.	8,762	671,695
Eversource Energy	15,630	916,856
Exelon Corp.	45,372	1,665,606
FirstEnergy Corp.	20,922	678,500
NextEra Energy, Inc.	22,967	3,008,677
PG&E Corp.	24,849	1,658,671
Pinnacle West Capital Corp.	5,442	447,278
PPL Corp.	33,399	1,231,755
Southern Co. (The)	48,160	2,447,491
Xcel Energy, Inc.	24,969	1,091,395
		19,954,870

Electrical Components & Equipment–0.55%
Acuity Brands, Inc.	2,148	453,872
AMETEK, Inc.	11,378	614,071
Eaton Corp. PLC	22,160	1,595,077
Emerson Electric Co.	31,607	1,899,581
Rockwell Automation, Inc.	6,334	957,067
		5,519,668

Electronic Components–0.23%
Amphenol Corp.–Class A	15,113	1,045,971
Corning Inc.	46,747	1,290,684
		2,336,655

Electronic Equipment & Instruments–0.02%
FLIR Systems, Inc.	6,720	246,691

	Shares	Value
Electronic Manufacturing Services–0.13%
TE Connectivity Ltd.	17,507	$1,303,746

Environmental & Facilities Services–0.25%
Republic Services, Inc.	11,313	700,840
Stericycle, Inc.(b)	4,163	345,030
Waste Management, Inc.	20,022	1,468,013
		2,513,883

Fertilizers & Agricultural Chemicals–0.37%
CF Industries Holdings, Inc.	11,412	358,565
FMC Corp.	6,550	377,411
Monsanto Co.	21,523	2,449,963
Mosaic Co. (The)	17,244	537,841
		3,723,780

Financial Exchanges & Data–0.70%
CBOE Holdings Inc.	4,485	350,054
CME Group Inc.–Class A	16,689	2,027,046
Intercontinental Exchange, Inc.	29,273	1,672,367
Moody’s Corp.	8,190	912,120
Nasdaq, Inc.	5,591	397,576
S&P Global Inc.	12,732	1,648,412
		7,007,575

Food Distributors–0.13%
Sysco Corp.	24,727	1,303,607

Food Retail–0.19%
Kroger Co. (The)	46,359	1,474,216
Whole Foods Market, Inc.	15,607	478,667
		1,952,883

Footwear–0.37%
NIKE, Inc.–Class B	65,665	3,753,411

General Merchandise Stores–0.34%
Dollar General Corp.	12,490	912,020
Dollar Tree, Inc.(b)	11,643	892,785
Target Corp.	27,604	1,622,287
		3,427,092

Gold–0.09%
Newmont Mining Corp.	26,082	893,048

Health Care Distributors–0.45%
AmerisourceBergen Corp.	8,189	749,376
Cardinal Health, Inc.	15,728	1,279,787
Henry Schein, Inc.(b)	3,954	678,348
McKesson Corp.	11,110	1,667,944
Patterson Cos. Inc.	4,089	185,845
		4,561,300

Health Care Equipment–2.44%
Abbott Laboratories	84,587	3,813,182
Baxter International Inc.	24,065	1,225,390
Becton, Dickinson and Co.	10,423	1,907,930

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco S&P 500 Index Fund

	Shares	Value
Health Care Equipment–(continued)
Boston Scientific Corp.(b)	66,918	$1,642,837
C.R. Bard, Inc.	3,596	881,883
Danaher Corp.	29,913	2,559,057
Edwards Lifesciences Corp.(b)	10,522	989,489
Hologic, Inc.(b)	13,682	555,216
IDEXX Laboratories, Inc.(b)	4,405	638,461
Intuitive Surgical, Inc.(b)	1,904	1,403,248
Medtronic PLC	67,476	5,459,483
Stryker Corp.	15,310	1,968,254
Varian Medical Systems, Inc.(b)	4,586	384,719
Zimmer Biomet Holdings, Inc.	9,892	1,158,155
		24,587,304

Health Care Facilities–0.18%
HCA Holdings, Inc.(b)	14,358	1,252,592
Universal Health Services, Inc.–Class B	4,410	553,896
		1,806,488

Health Care REIT’s–0.31%
HCP, Inc.	22,992	753,907
Ventas, Inc.	17,401	1,131,935
Welltower Inc.	17,815	1,253,820
		3,139,662

Health Care Services–0.44%
DaVita Inc.(b)	7,760	538,622
Envision Healthcare Corp.(b)	5,744	402,080
Express Scripts Holding Co.(b)	30,303	2,140,907
Laboratory Corp. of America Holdings(b)	5,108	726,664
Quest Diagnostics Inc.	6,805	663,079
		4,471,352

Health Care Supplies–0.12%
Cooper Cos., Inc. (The)	2,386	475,148
DENTSPLY SIRONA Inc.	11,307	718,221
		1,193,369

Health Care Technology–0.08%
Cerner Corp.(b)	14,848	817,234

Home Entertainment Software–0.28%
Activision Blizzard, Inc.	33,601	1,516,413
Electronic Arts Inc.(b)	14,829	1,282,709
		2,799,122

Home Furnishings–0.10%
Leggett & Platt, Inc.	6,543	321,785
Mohawk Industries, Inc.(b)	3,085	698,320
		1,020,105

Home Improvement Retail–1.18%
Home Depot, Inc. (The)	59,864	8,674,892
Lowe’s Cos., Inc.	42,719	3,177,012
		11,851,904

	Shares	Value
Homebuilding–0.13%
D.R. Horton, Inc.	16,686	$533,952
Lennar Corp.–Class A	9,656	471,116
PulteGroup Inc.	14,627	322,526
		1,327,594

Homefurnishing Retail–0.03%
Bed Bath & Beyond Inc.	7,457	301,263

Hotel and Resort REIT’s–0.07%
Host Hotels & Resorts Inc.	36,348	653,901

Hotels, Resorts & Cruise Lines–0.37%
Carnival Corp.	20,607	1,152,962
Marriott International Inc.–Class A	15,758	1,370,788
Royal Caribbean Cruises Ltd.	8,219	789,846
Wyndham Worldwide Corp.	5,278	439,341
		3,752,937

Household Appliances–0.07%
Whirlpool Corp.	3,693	659,533

Household Products–1.89%
Church & Dwight Co., Inc.	12,711	633,516
Clorox Co. (The)	6,338	867,102
Colgate-Palmolive Co.	43,643	3,185,066
Kimberly-Clark Corp.	17,606	2,333,675
Procter & Gamble Co. (The)	131,509	11,976,525
		18,995,884

Housewares & Specialties–0.12%
Newell Brands, Inc.	23,708	1,162,403

Human Resource & Employment Services–0.03%
Robert Half International, Inc.	6,371	307,337

Hypermarkets & Super Centers–0.90%
Costco Wholesale Corp.	21,497	3,808,838
Wal-Mart Stores, Inc.	74,004	5,249,104
		9,057,942

Independent Power Producers & Energy Traders–0.06%
AES Corp. (The)	32,394	373,179
NRG Energy, Inc.	15,535	257,260
		630,439

Industrial Conglomerates–2.40%
3M Co.	29,538	5,504,406
General Electric Co.(d)	434,748	12,959,838
Honeywell International Inc.	37,453	4,662,899
Roper Technologies, Inc.	4,961	1,037,841
		24,164,984

Industrial Gases–0.32%
Air Products and Chemicals, Inc.	10,682	1,500,501
Praxair, Inc.	14,064	1,669,537
		3,170,038

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco S&P 500 Index Fund

	Shares	Value
Industrial Machinery–0.81%
Dover Corp.	7,598	$608,600
Flowserve Corp.	6,382	296,444
Fortive Corp.	14,819	854,315
Illinois Tool Works Inc.	15,524	2,049,323
Ingersoll-Rand PLC	12,731	1,010,332
Parker-Hannifin Corp.	6,555	1,014,976
Pentair PLC (United Kingdom)	8,256	479,343
Snap-on Inc.	2,843	482,372
Stanley Black & Decker Inc.	7,364	936,333
Xylem, Inc.	8,771	422,061
		8,154,099

Industrial REIT’s–0.13%
Prologis, Inc.	25,977	1,326,126

Insurance Brokers–0.46%
Aon PLC	12,902	1,492,116
Arthur J. Gallagher & Co.	8,766	499,224
Marsh & McLennan Cos., Inc.	25,370	1,864,188
Willis Towers Watson PLC	6,352	815,787
		4,671,315

Integrated Oil & Gas–2.93%
Chevron Corp.	92,772	10,436,850
Exxon Mobil Corp.	203,785	16,571,796
Occidental Petroleum Corp.	37,555	2,461,730
		29,470,376

Integrated Telecommunication Services–2.32%
AT&T Inc.(d)	301,793	12,611,929
CenturyLink Inc.	26,865	651,745
Frontier Communications Corp.	57,647	168,906
Verizon Communications Inc.	200,341	9,942,924
		23,375,504

Internet & Direct Marketing Retail–2.43%
Amazon.com, Inc.(b)	19,381	16,377,720
Expedia, Inc.	5,898	702,098
Netflix Inc.(b)	21,090	2,997,522
Priceline Group Inc. (The)(b)	2,424	4,179,291
TripAdvisor Inc.(b)	5,593	231,942
		24,488,573

Internet Software & Services–4.42%
Akamai Technologies, Inc.(b)	8,553	535,418
Alphabet Inc.–Class A(b)	14,550	12,293,731
Alphabet Inc.–Class C(b)	14,584	12,005,695
eBay Inc.(b)	51,093	1,732,053
Facebook, Inc.–Class A(b)	115,037	15,592,115
VeriSign, Inc.(b)	4,447	366,744
Yahoo! Inc.(b)	43,137	1,969,635
		44,495,391

Investment Banking & Brokerage–1.05%
Charles Schwab Corp. (The)	59,285	2,395,707

	Shares	Value
Investment Banking & Brokerage–(continued)
E*TRADE Financial Corp.(b)	13,499	$465,850
Goldman Sachs Group, Inc. (The)	18,173	4,507,994
Morgan Stanley	70,868	3,236,542
		10,606,093

IT Consulting & Other Services–1.35%
Accenture PLC–Class A	30,476	3,733,310
Cognizant Technology Solutions Corp.–Class A(b)	29,816	1,767,194
CSRA Inc.	7,129	212,587
International Business Machines Corp.	42,522	7,646,306
Teradata Corp.(b)	6,383	198,511
		13,557,908

Leisure Products–0.10%
Hasbro, Inc.	5,525	535,207
Mattel, Inc.	16,808	432,470
		967,677

Life & Health Insurance–0.92%
Aflac, Inc.	20,050	1,450,617
Lincoln National Corp.	11,232	788,037
MetLife, Inc.	54,015	2,832,547
Principal Financial Group, Inc.	13,194	825,153
Prudential Financial, Inc.	21,131	2,335,821
Torchmark Corp.	5,452	422,694
Unum Group	11,387	556,027
		9,210,896

Life Sciences Tools & Services–0.66%
Agilent Technologies, Inc.	15,936	817,517
Illumina, Inc.(b)	7,226	1,209,632
Mettler-Toledo International Inc.(b)	1,296	617,181
PerkinElmer, Inc.	5,355	290,562
Thermo Fisher Scientific, Inc.	19,413	3,061,042
Waters Corp.(b)	3,944	611,281
		6,607,215

Managed Health Care–1.60%
Aetna Inc.	17,274	2,224,200
Anthem, Inc.	12,984	2,140,023
Centene Corp.(b)	8,358	589,239
Cigna Corp.	12,661	1,885,223
Humana Inc.	7,347	1,552,054
UnitedHealth Group Inc.	46,776	7,735,815
		16,126,554

Metal & Glass Containers–0.06%
Ball Corp.	8,629	634,490

Motorcycle Manufacturers–0.05%
Harley-Davidson, Inc.	8,653	487,856

Movies & Entertainment–1.46%
Time Warner Inc.	37,896	3,721,766
Twenty-First Century Fox, Inc.–Class A	51,990	1,555,541

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco S&P 500 Index Fund

	Shares	Value
Movies & Entertainment–(continued)
Twenty-First Century Fox, Inc.–Class B	23,948	$702,874
Viacom Inc.–Class B	17,099	742,951
Walt Disney Co. (The)	71,953	7,921,306
		14,644,438

Multi-Line Insurance–0.49%
American International Group, Inc.	47,953	3,065,156
Assurant, Inc.	2,840	281,160
Hartford Financial Services Group, Inc. (The)	18,563	907,545
Loews Corp.	13,532	635,733
		4,889,594

Multi-Sector Holdings–1.63%
Berkshire Hathaway Inc.–Class B(b)	93,317	15,996,400
Leucadia National Corp.	15,878	422,673
		16,419,073

Multi-Utilities–1.05%
Ameren Corp.	11,878	649,608
CenterPoint Energy, Inc.	21,186	578,801
CMS Energy Corp.	13,760	612,595
Consolidated Edison, Inc.	15,003	1,155,831
Dominion Resources, Inc.	30,800	2,391,312
DTE Energy Co.	8,784	890,522
NiSource Inc.	15,873	379,523
Public Service Enterprise Group Inc.	24,869	1,143,477
SCANA Corp.	6,996	485,173
Sempra Energy	12,330	1,359,876
WEC Energy Group, Inc.	15,552	937,319
		10,584,037

Office REIT’s–0.25%
Boston Properties, Inc.	7,524	1,046,062
SL Green Realty Corp.	4,929	555,400
Vornado Realty Trust	8,412	924,226
		2,525,688

Oil & Gas Drilling–0.06%
Helmerich & Payne, Inc.	5,290	361,677
Transocean Ltd.(b)	19,131	264,391
		626,068

Oil & Gas Equipment & Services–1.05%
Baker Hughes Inc.	20,777	1,252,438
Halliburton Co.	42,482	2,271,088
National Oilwell Varco Inc.	18,589	751,367
Schlumberger Ltd.	68,374	5,494,535
TechnipFMC PLC (United Kingdom)(b)	23,004	743,489
		10,512,917

Oil & Gas Exploration & Production–1.68%
Anadarko Petroleum Corp.	27,465	1,775,612
Apache Corp.	18,676	982,171
Cabot Oil & Gas Corp.	22,873	500,919

	Shares	Value
Oil & Gas Exploration & Production–(continued)
Chesapeake Energy Corp.(b)	36,631	$199,639
Cimarex Energy Co.	4,650	584,598
Concho Resources Inc.(b)	7,176	950,461
ConocoPhillips	60,890	2,896,537
Devon Energy Corp.	25,735	1,115,870
EOG Resources, Inc.	28,329	2,747,630
EQT Corp.	8,456	506,430
Hess Corp.	13,077	672,681
Marathon Oil Corp.	41,634	666,144
Murphy Oil Corp.	7,924	224,170
Newfield Exploration Co.(b)	9,722	354,464
Noble Energy, Inc.	21,034	765,848
Pioneer Natural Resources Co.	8,353	1,553,407
Range Resources Corp.	9,203	254,187
Southwestern Energy Co.(b)	24,157	181,419
		16,932,187

Oil & Gas Refining & Marketing–0.50%
Marathon Petroleum Corp.	25,987	1,288,955
Phillips 66	21,756	1,701,101
Tesoro Corp.	5,715	486,861
Valero Energy Corp.	22,245	1,511,548
		4,988,465

Oil & Gas Storage & Transportation–0.37%
Kinder Morgan, Inc.	94,348	2,010,574
ONEOK, Inc.	10,301	556,769
Williams Cos., Inc. (The)	40,092	1,136,207
		3,703,550

Packaged Foods & Meats–1.43%
Campbell Soup Co.	9,519	564,953
Conagra Brands, Inc.	20,403	840,808
General Mills, Inc.(d)	29,062	1,754,473
Hershey Co. (The)	6,871	744,473
Hormel Foods Corp.	13,229	466,322
JM Smucker Co. (The)	5,699	807,719
Kellogg Co.	12,446	921,875
Kraft Heinz Co. (The)	29,312	2,682,341
McCormick & Co., Inc.	5,631	554,203
Mead Johnson Nutrition Co.	9,040	793,621
Mondelez International, Inc.–Class A	75,898	3,333,440
Tyson Foods, Inc.–Class A	14,278	893,232
		14,357,460

Paper Packaging–0.25%
Avery Dennison Corp.	4,350	351,088
International Paper Co.	20,232	1,066,226
Sealed Air Corp.	9,499	441,514
WestRock Co.	12,312	661,401
		2,520,229

Personal Products–0.13%
Coty, Inc.–Class A	23,094	433,705

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco S&P 500 Index Fund

	Shares	Value
Personal Products–(continued)
Estee Lauder Cos. Inc. (The)–Class A	10,923	$904,971
		1,338,676

Pharmaceuticals–5.14%
Allergan PLC	18,432	4,512,522
Bristol-Myers Squibb Co.	82,130	4,657,592
Eli Lilly and Co.	47,742	3,953,515
Endo International PLC(b)	9,706	132,487
Johnson & Johnson	133,697	16,339,110
Mallinckrodt PLC(b)	5,173	271,169
Merck & Co., Inc.	135,496	8,925,121
Mylan N.V.(b)	22,622	946,731
Perrigo Co. PLC	7,014	524,437
Pfizer Inc.	298,223	10,175,369
Zoetis Inc.	24,235	1,291,968
		51,730,021

Property & Casualty Insurance–0.85%
Allstate Corp. (The)	18,085	1,485,863
Chubb Ltd.	22,870	3,159,948
Cincinnati Financial Corp.	7,331	534,870
Progressive Corp. (The)	28,487	1,116,121
Travelers Cos., Inc. (The)	13,959	1,706,348
XL Group Ltd. (Bermuda)	13,222	535,359
		8,538,509

Publishing–0.03%
News Corp.–Class A	18,769	240,618
News Corp.–Class B	5,863	77,392
		318,010

Railroads–0.88%
CSX Corp.	46,031	2,235,266
Kansas City Southern	5,286	468,498
Norfolk Southern Corp.	14,370	1,739,201
Union Pacific Corp.	40,499	4,371,462
		8,814,427

Real Estate Services–0.05%
CBRE Group, Inc.–Class A(b)	14,751	525,431

Regional Banks–1.30%
BB&T Corp.	39,874	1,922,724
Citizens Financial Group, Inc.	25,155	940,042
Fifth Third Bancorp	37,133	1,018,930
Huntington Bancshares Inc.	53,309	753,789
KeyCorp	53,109	996,856
M&T Bank Corp.	7,618	1,271,978
People’s United Financial Inc.	15,324	294,221
PNC Financial Services Group, Inc. (The)	23,908	3,041,815
Regions Financial Corp.	60,494	923,743
SunTrust Banks, Inc.	24,119	1,434,839
Zions Bancorp.	10,041	450,841
		13,049,778

	Shares	Value
Research & Consulting Services–0.23%
Dun & Bradstreet Corp. (The)	1,833	$193,455
Equifax Inc.	5,842	765,944
Nielsen Holdings PLC	16,545	733,936
Verisk Analytics, Inc.–Class A(b)	7,692	637,821
		2,331,156

Residential REIT’s–0.45%
Apartment Investment & Management Co.–Class A	7,667	356,745
AvalonBay Communities, Inc.	6,772	1,244,558
Equity Residential	17,996	1,135,008
Essex Property Trust, Inc.	3,206	752,448
Mid-America Apartment Communities, Inc.	5,557	570,871
UDR, Inc.	13,174	480,851
		4,540,481

Restaurants–1.14%
Chipotle Mexican Grill, Inc.(b)	1,425	596,704
Darden Restaurants, Inc.	6,048	451,665
McDonald’s Corp.	40,811	5,209,524
Starbucks Corp.	71,523	4,067,513
Yum! Brands, Inc.	17,169	1,121,479
		11,446,885

Retail REIT’s–0.57%
Federal Realty Investment Trust	3,527	496,355
GGP Inc.	28,696	713,383
Kimco Realty Corp.	20,887	506,510
Macerich Co. (The)	5,906	397,946
Realty Income Corp.	12,658	775,682
Simon Property Group, Inc.	15,441	2,847,320
		5,737,196

Semiconductor Equipment–0.35%
Applied Materials, Inc.	53,118	1,923,934
KLA-Tencor Corp.	7,636	688,156
Lam Research Corp.	8,001	948,439
		3,560,529

Semiconductors–2.91%
Analog Devices, Inc.	15,153	1,241,485
Broadcom Ltd.	19,526	4,118,619
First Solar, Inc.(b)	3,792	137,233
Intel Corp.	232,893	8,430,727
Linear Technology Corp.	11,836	764,369
Microchip Technology Inc.	10,640	771,613
Micron Technology, Inc.(b)	51,185	1,199,776
NVIDIA Corp.	26,487	2,687,901
Qorvo, Inc.(b)	6,261	413,852
QUALCOMM, Inc.	72,579	4,099,262
Skyworks Solutions, Inc.	9,178	870,166
Texas Instruments Inc.	49,113	3,763,038
Xilinx, Inc.	12,409	729,897
		29,227,938

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco S&P 500 Index Fund

	Shares	Value
Soft Drinks–1.74%
Coca-Cola Co. (The)	190,760	$8,004,290
Dr Pepper Snapple Group, Inc.	9,076	848,061
Monster Beverage Corp.(b)	19,951	826,769
PepsiCo, Inc.	70,455	7,776,823
		17,455,943

Specialized Consumer Services–0.02%
H&R Block, Inc.	10,725	220,506

Specialized REIT’s–1.00%
American Tower Corp.–Class A	20,932	2,402,784
Crown Castle International Corp.	17,754	1,660,532
Digital Realty Trust, Inc.	7,780	840,240
Equinix, Inc.	3,507	1,318,877
Extra Space Storage Inc.	6,158	487,652
Iron Mountain Inc.	12,086	439,326
Public Storage	7,350	1,671,831
Weyerhaeuser Co.	36,762	1,239,615
		10,060,857

Specialty Chemicals–0.52%
Albemarle Corp.	5,502	558,508
Ecolab Inc.	12,847	1,592,643
International Flavors & Fragrances Inc.	3,925	493,373
PPG Industries, Inc.	12,935	1,324,932
Sherwin-Williams Co. (The)	3,971	1,225,212
		5,194,668

Specialty Stores–0.22%
Signet Jewelers Ltd.	3,419	217,414
Staples, Inc.	31,970	287,410
Tiffany & Co.	5,258	483,053
Tractor Supply Co.	6,443	456,873
Ulta Beauty, Inc.(b)	2,870	784,744
		2,229,494

Steel–0.10%
Nucor Corp.	15,686	981,473

Systems Software–3.26%
CA, Inc.	15,382	496,377
Microsoft Corp.	382,112	24,447,526
Oracle Corp.	147,239	6,270,909
Red Hat, Inc.(b)	8,865	734,111
Symantec Corp.	30,637	875,299
		32,824,222

	Shares	Value
Technology Hardware, Storage & Peripherals–4.16%
Apple Inc.	262,051	$35,898,366
Hewlett Packard Enterprise Co.	81,873	1,868,342
HP Inc.	84,079	1,460,452
NetApp, Inc.	13,532	566,043
Seagate Technology PLC	14,473	697,454
Western Digital Corp.	14,028	1,078,473
Xerox Corp.	41,849	311,357
		41,880,487

Tires & Rubber–0.05%
Goodyear Tire & Rubber Co. (The)	12,848	450,322

Tobacco–1.79%
Altria Group, Inc.	95,844	7,180,632
Philip Morris International Inc.	76,239	8,336,735
Reynolds American Inc.	40,639	2,502,143
		18,019,510

Trading Companies & Distributors–0.19%
Fastenal Co.	14,247	712,777
United Rentals, Inc.(b)	4,118	527,228
W.W. Grainger, Inc.	2,671	662,301
		1,902,306

Trucking–0.06%
J.B. Hunt Transport Services, Inc.	4,302	422,327
Ryder System, Inc.	2,633	200,503
		622,830

Water Utilities–0.07%
American Water Works Co., Inc.	8,709	679,302
Total Common Stocks & Other Equity Interests (Cost $499,849,198)		999,497,866

Money Market Funds–0.97%
Government & Agency Portfolio–Institutional Class, 0.47%(e)	5,872,941	5,872,941
Treasury Portfolio–Institutional Class, 0.41%(e)	3,915,294	3,915,294
Total Money Market Funds (Cost $9,788,235)		9,788,235
TOTAL INVESTMENTS–100.31% (Cost $509,637,433)		1,009,286,101
OTHER ASSETS LESS LIABILITIES–(0.31)%		(3,139,193)
NET ASSETS–100.00%		$1,006,146,908

Investment Abbreviations:

REIT	— Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco S&P 500 Index Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 5.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 4.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of February 28, 2017.

Portfolio Composition

By sector, based on Net Assets

as of February 28, 2017

Information Technology	21.3%
Financials	14.7
Health Care	14.0
Consumer Discretionary	12.0
Industrials	10.1
Consumer Staples	9.4
Energy	6.6
Utilities	3.2
Materials	2.8
Real Estate	2.8
Telecommunication Services	2.4
Money Market Funds Plus Other Assets Less Liabilities	0.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco S&P 500 Index Fund

Statement of Assets and Liabilities

February 28, 2017

(Unaudited)

Assets:
Investments, at value (Cost $499,355,538)	$998,851,909
Investments in affiliates, at value (Cost $10,281,895)	10,434,192
Total investments, at value (Cost $509,637,433)	1,009,286,101
Receivable for:
Investments sold	1,534,973
Fund shares sold	1,599,532
Dividends	2,090,073
Investment for trustee deferred compensation and retirement plans	71,367
Other assets	29,878
Total assets	1,014,611,924

Liabilities:
Payable for:
Investments purchased	1,503,751
Fund shares reacquired	6,098,765
Variation margin — futures	27,734
Accrued fees to affiliates	543,666
Accrued trustees’ and officers’ fees and benefits	4,005
Accrued other operating expenses	204,243
Trustee deferred compensation and retirement plans	82,852
Total liabilities	8,465,016
Net assets applicable to shares outstanding	$1,006,146,908

Net assets consist of:
Shares of beneficial interest	$548,661,076
Undistributed net investment income	3,808,021
Undistributed net realized gain (loss)	(46,350,887)
Net unrealized appreciation	500,028,698
$1,006,146,908

Net Assets:
Class A	$630,336,257
Class B	$2,342,628
Class C	$253,396,827
Class Y	$120,071,196

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	24,658,132
Class B	93,641
Class C	10,248,523
Class Y	4,644,690
Class A:
Net asset value per share	$25.56
Maximum offering price per share
(Net asset value of $25.56 ÷ 94.50%)	$27.05
Class B:
Net asset value and offering price per share	$25.02
Class C:
Net asset value and offering price per share	$24.73
Class Y:
Net asset value and offering price per share	$25.85

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco S&P 500 Index Fund

Statement of Operations

For the six months ended February 28, 2017

(Unaudited)

Investment income:
Dividends	$10,040,172
Dividends from affiliates	46,744
Total investment income	10,086,916

Expenses:
Advisory fees	563,955
Administrative services fees	115,530
Custodian fees	18,563
Distribution fees:
Class A	740,866
Class B	14,408
Class C	1,127,357
Transfer agent fees	544,919
Trustees’ and officers’ fees and benefits	17,737
Registration and filing fees	44,290
Licensing Fees	94,810
Reports to shareholders	85,355
Professional services fees	22,868
Other	13,676
Total expenses	3,404,334
Less: Fees waived and expense offset arrangement(s)	(14,184)
Net expenses	3,390,150
Net investment income	6,696,766

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	5,613,116
Futures contracts	2,021,179
7,634,295
Change in net unrealized appreciation (depreciation) of:
Investment securities	75,201,859
Futures contracts	(193,116)
75,008,743
Net realized and unrealized gain	82,643,038
Net increase in net assets resulting from operations	$89,339,804

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco S&P 500 Index Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2017 and the year ended August 31, 2016

(Unaudited)

	February 28, 2017	August 31, 2016
Operations:
Net investment income	$6,696,766	$12,446,382
Net realized gain	7,634,295	5,812,107
Change in net unrealized appreciation	75,008,743	74,110,002
Net increase in net assets resulting from operations	89,339,804	92,368,491

Distributions to shareholders from net investment income:
Class A	(7,927,644)	(9,027,890)
Class B	(18,198)	(44,560)
Class C	(1,530,039)	(1,800,621)
Class Y	(1,532,614)	(1,298,508)
Total distributions from net investment income	(11,008,495)	(12,171,579)

Share transactions-net:
Class A	(20,377,376)	11,375,815
Class B	(1,321,035)	(2,051,224)
Class C	11,542,697	38,850,281
Class Y	23,749,240	33,154,392
Net increase in net assets resulting from share transactions	13,593,526	81,329,264
Net increase in net assets	91,924,835	161,526,176

Net assets:
Beginning of period	914,222,073	752,695,897
End of period (includes undistributed net investment income of $3,808,021 and $8,119,750, respectively)	$1,006,146,908	$914,222,073

Notes to Financial Statements

February 28, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco S&P 500 Index Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of fourteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not

15                         Invesco S&P 500 Index Fund

listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

16                         Invesco S&P 500 Index Fund

E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
J.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $2 billion	0.12%
Over $2 billion	0.10%

For the six months ended February 28, 2017, the effective advisory fees incurred by the Fund was 0.12%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2017, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 2.00%, 2.75%, 2.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on

17                         Invesco S&P 500 Index Fund

June 30, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2018, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 28, 2017, the Adviser waived advisory fees of $12,485.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2017, the expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates: (1) Class A — up to 0.25% of the average daily net assets of Class A shares; (2) Class B — up to 1.00% of the average daily net assets of Class B shares; and (3) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by IDI, but not yet reimbursed to IDI, may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares.

For the six months ended February 28, 2017, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2017, IDI advised the Fund that IDI retained $45,339 in front-end sales commissions from the sale of Class A shares and $0, $34 and $13,483 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$999,497,866	$—	$—	$999,497,866
Money Market Funds	9,788,235	—	—	9,788,235
	1,009,286,101	—	—	1,009,286,101
Futures Contracts*	380,030	—	—	380,030
Total Investments	$1,009,666,131	$—	$—	$1,009,666,131

*	Unrealized appreciation.

18                         Invesco S&P 500 Index Fund

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Open Futures Contracts — Equity Risk
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
E-Mini S&P 500	Long	99	March—2017	$11,695,860	$380,030

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2017:

Value
Derivative Assets	Equity Risk
Unrealized appreciation on futures contracts — Exchange-Traded(a)	$380,030
Derivatives not subject to master netting agreements	(380,030)
Total Derivative Assets subject to master netting agreements	$—

(a)	Includes cumulative appreciation on futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended February 28, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain:
Futures contracts	$2,021,179
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(193,116)
Total	$1,828,063

The table below summarizes the average notional value of futures contracts outstanding during the period.

Futures Contracts
Average notional value	$19,297,523

NOTE 5—Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Ltd. for the six months ended February 28, 2017.

	Value 08/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 02/28/17	Dividend Income
Invesco Ltd.	$618,155	$16,749	$(8,421)	$21,792	$(2,318)	$645,957	$11,090

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,699.

19                         Invesco S&P 500 Index Fund

NOTE 7—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2016, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
August 31, 2017	$244,605	$—	$244,605
August 31, 2018	19,847,353	—	19,847,353
August 31,2019	10,267,726	—	10,267,726
	$30,359,684	$—	$30,359,684

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2017 was $42,855,568 and $17,904,489, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$486,485,424
Aggregate unrealized (depreciation) of investment securities	(9,372,829)
Net unrealized appreciation of investment securities	$477,112,595

Cost of investments for tax purposes is $532,173,506.

20                         Invesco S&P 500 Index Fund

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended February 28, 2017(a)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	2,335,656	$56,089,446	5,962,653	$132,452,874
Class B	3,987	95,069	12,492	263,337
Class C	1,496,998	34,936,388	3,654,964	78,160,320
Class Y	1,511,816	36,892,629	3,644,398	80,582,204

Issued as reinvestment of dividends:
Class A	292,493	7,163,159	376,356	8,136,826
Class B	649	15,585	1,881	39,916
Class C	56,199	1,333,037	73,432	1,540,596
Class Y	52,281	1,294,456	53,253	1,163,579

Automatic conversion of Class B shares to Class A shares:
Class A	45,561	1,105,298	78,803	1,734,885
Class B	(46,626)	(1,105,298)	(80,520)	(1,734,885)

Reacquired:
Class A	(3,480,670)	(84,735,279)	(5,915,309)	(130,948,770)
Class B	(13,925)	(326,391)	(28,646)	(619,592)
Class C	(1,064,729)	(24,726,728)	(1,933,880)	(40,850,635)
Class Y	(590,978)	(14,437,845)	(2,243,336)	(48,591,391)
Net increase in share activity	598,712	$13,593,526	3,656,541	$81,329,264

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 55% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

21                         Invesco S&P 500 Index Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/28/17	$23.60	$0.19	$2.08	$2.27	$(0.31)	$25.56	9.67	%(e)	$630,336	0.56	%(d)(e)	0.56	%(d)(e)	1.59	%(d)(e)	2%
Year ended 08/31/16	21.42	0.36	2.16	2.52	(0.34)	23.60	11.89		600,869	0.59		0.59		1.62		6
Year ended 08/31/15	21.69	0.32	(0.33)	(0.01)	(0.26)	21.42	(0.05)		534,656	0.58		0.58		1.44		4
Year ended 08/31/14	17.67	0.29	4.01	4.30	(0.28)	21.69	24.54	(f)	557,688	0.59	(f)	0.59	(f)	1.45	(f)	5
Year ended 08/31/13	15.26	0.27	2.43	2.70	(0.29)	17.67	18.04		467,234	0.62		0.62		1.64		6
Year ended 08/31/12	13.25	0.22	2.03	2.25	(0.24)	15.26	17.26		410,772	0.65		0.67		1.55		3
Class B
Six months ended 02/28/17	23.03	0.09	2.05	2.14	(0.15)	25.02	9.33		2,343	1.32	(d)	1.32	(d)	0.83	(d)	2
Year ended 08/31/16	20.94	0.19	2.10	2.29	(0.20)	23.03	11.02		3,445	1.34		1.34		0.87		6
Year ended 08/31/15	21.24	0.15	(0.33)	(0.18)	(0.12)	20.94	(0.85)		5,117	1.33		1.33		0.69		4
Year ended 08/31/14	17.32	0.13	3.94	4.07	(0.15)	21.24	23.60		8,150	1.35		1.35		0.69		5
Year ended 08/31/13	14.96	0.14	2.40	2.54	(0.18)	17.32	17.14		11,045	1.37		1.37		0.89		6
Year ended 08/31/12	12.92	0.11	2.01	2.12	(0.08)	14.96	16.47		19,912	1.40		1.42		0.80		3
Class C
Six months ended 02/28/17	22.77	0.09	2.02	2.11	(0.15)	24.73	9.32	(e)	253,397	1.30	(d)(e)	1.30	(d)(e)	0.85	(d)(e)	2
Year ended 08/31/16	20.70	0.19	2.08	2.27	(0.20)	22.77	11.05	(g)	222,221	1.32	(g)	1.32	(g)	0.89	(g)	6
Year ended 08/31/15	20.99	0.15	(0.32)	(0.17)	(0.12)	20.70	(0.81)		164,876	1.33		1.33		0.69		4
Year ended 08/31/14	17.12	0.13	3.89	4.02	(0.15)	20.99	23.59		124,452	1.35		1.35		0.69		5
Year ended 08/31/13	14.79	0.14	2.37	2.51	(0.18)	17.12	17.14	(g)	91,761	1.36	(g)	1.36	(g)	0.90	(g)	6
Year ended 08/31/12	12.79	0.11	1.99	2.10	(0.10)	14.79	16.50		78,797	1.40		1.42		0.80		3
Class Y
Six months ended 02/28/17	23.88	0.22	2.11	2.33	(0.36)	25.85	9.84		120,071	0.32	(d)	0.32	(d)	1.83	(d)	2
Year ended 08/31/16	21.67	0.42	2.18	2.60	(0.39)	23.88	12.15		87,687	0.34		0.34		1.87		6
Year ended 08/31/15	21.94	0.38	(0.34)	0.04	(0.31)	21.67	0.17		48,047	0.33		0.33		1.69		4
Year ended 08/31/14	17.87	0.34	4.05	4.39	(0.32)	21.94	24.83		24,870	0.35		0.35		1.69		5
Year ended 08/31/13	15.43	0.32	2.45	2.77	(0.33)	17.87	18.33		22,546	0.37		0.37		1.89		6
Year ended 08/31/12	13.40	0.26	2.06	2.32	(0.29)	15.43	17.64		14,518	0.40		0.42		1.80		3

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $613,282, $2,905, $231,530 and $99,997 for Class A, Class B, Class C and Class Y shares, respectively.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% and 0.98% for the six months ended February 28, 2017.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the year ended August 31, 2014.
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.98% and 0.99% for the years ended August 31, 2016 and August 31, 2013, respectively.

Note 13—Subsequent Event

Effective April 4, 2017, the Fund began offering Class R6 shares.

22                         Invesco S&P 500 Index Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2016 through February 28, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/17)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/17)	Expenses Paid During Period[2]
A	$1,000.00	$1,096.70	$2.91	$1,022.02	$2.81	0.56%
B	1,000.00	1,093.30	6.85	1,018.25	6.61	1.32
C	1,000.00	1,093.20	6.75	1,018.35	6.51	1.30
Y	1,000.00	1,098.40	1.66	1,023.21	1.61	0.32

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2016 through February 28, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

23                         Invesco S&P 500 Index Fund

Explore High-Conviction Investing with Invesco

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	Invesco Distributors, Inc.	MS-SPI-SAR-1	04122017	1005

Semiannual Report to Shareholders	February 28, 2017

Invesco Short Duration High Yield Municipal Fund
Nasdaq:
A: ISHAX ∎ C: ISHCX ∎ Y: ISHYX ∎ R5: ISHFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
11	Financial Statements
13	Notes to Financial Statements
20	Financial Highlights
21	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 8/31/16 to 2/28/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-2.37%
Class C Shares	-2.65
Class Y Shares	-2.25
Class R5 Shares	-2.15
S&P Municipal Bond High Yield Index▼ (Broad Market Index)	-0.74
Custom Invesco Short Duration High Yield Municipal Index∎ (Style-Specific Index)	-0.46
Lipper High Yield Municipal Debt Funds Index◆ (Peer Group Index)	-3.49
Source(s): ▼FactSet Research Systems Inc.; ∎Invesco, FactSet Research Systems Inc.; ◆Lipper Inc.

The S&P Municipal Bond High Yield Index is an unmanaged index considered representative of municipal bonds that are not rated or are rated below investment grade.

    The Custom Invesco Short Duration High Yield Municipal Index consists of 60% S&P Municipal Bond High Yield Index and 40% S&P Municipal Bond Short Index.

    The Lipper High Yield Municipal Debt Funds Index is an unmanaged index considered representative of high-yield municipal debt funds tracked by Lipper.

    The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

    The S&P Municipal Bond Short Index consists of bonds in the S&P Municipal Bond Index with a minimum maturity of six months and a maximum maturity of four years.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

 For more information about your Fund

 Read the most recent quarterly commentary from your Fund’s portfolio managers by  visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your  Fund; then click on its name to access its product detail page. There, you can learn  more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals  share their insights about market and economic news and trends.

2                      Invesco Short Duration High Yield Municipal Fund

Average Annual Total Returns
As of 2/28/17, including maximum applicable sales charges

Class A Shares
Inception (9/30/15)	2.35%
1 Year	0.35

Class C Shares
Inception (9/30/15)	3.47%
1 Year	1.23

Class Y Shares
Inception (9/30/15)	4.53%
1 Year	3.26

Class R5 Shares
Inception (9/30/15)	4.61%
1 Year	3.36

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class Y and Class R5 shares was 0.79%, 1.54%, 0.54% and 0.54%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class Y and Class R5 shares was 1.47%, 2.22%, 1.22% and 1.20%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 2.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y

Average Annual Total Returns
As of 12/31/16, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (9/30/15)	1.49%
1 Year	-0.07

Class C Shares
Inception (9/30/15)	2.76%
1 Year	0.63

Class Y Shares
Inception (9/30/15)	3.90%
1 Year	2.74

Class R5 Shares
Inception (9/30/15)	3.90%
1 Year	2.74

and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least December 31, 2017. See current prospectus for more information.

3                      Invesco Short Duration High Yield Municipal Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco Short Duration High Yield Municipal Fund

Schedule of Investments

February 28, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–101.71%
Alabama–0.69%
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.25%	06/01/2025	$500	$516,875
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB	5.50%	01/01/2028	95	95,023
				611,898

Arizona–1.69%
Phoenix (City of) Industrial Development Authority (Basis Schools); Series 2016 A, Ref. Education RB(a)	5.00%	07/01/2035	1,000	1,007,740
Pima (County of) Industrial Development Authority (American Leadership); Series 2015, Ref. Education Facility RB(a)	4.60%	06/15/2025	500	498,400
				1,506,140

California–4.99%
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 D, Floating Rate Toll Bridge RB(a)(b)(c)	1.29%	04/01/2021	1,000	1,000,200
California (State of) Pollution Control Financing Authority (Aemerge Redpack Services LLC); Series 2016, Solid Waste Disposal RB(a)(d)	7.00%	12/01/2027	500	480,120
California (State of) Statewide Communities Development Authority (Creative Child Care & Team Charter); Series 2015, School Facilities RB (Acquired 11/03/2015; Cost $545,000)(a)	5.00%	06/01/2022	545	543,817
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2016, Ref. RB(a)	4.00%	06/01/2021	500	508,205
Series 2016, Ref. RB(a)	4.00%	06/01/2026	500	490,115
California County Tobacco Securitization Agency (The) (Sonoma County Securitization Corp.); Series 2005, Ref. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2038	90	88,381
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/2027	1,000	1,007,610
Inland Empire Tobacco Securitization Authority; Series 2007 A, Tobacco Settlement RB	4.63%	06/01/2021	330	330,218
				4,448,666

Colorado–2.97%
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center); Series 2015 A, Ref. RB(a)	5.00%	12/01/2025	150	148,158
Copperleaf Metropolitan District No. 2; Series 2015, Ref. Unlimited Tax GO Bonds	5.25%	12/01/2030	500	507,620
Solaris Metropolitan District No.3 Series 2016 A, Ref. Limited Tax GO Bonds	5.00%	12/01/2036	1,000	1,002,650
Southglenn Metropolitan District; Series 2016, Ref. Special Limited Tax GO Bonds	3.00%	12/01/2021	1,000	987,060
				2,645,488

Connecticut–2.09%
Connecticut (State of) Health & Educational Facilities Authority (Church Home of Hartford Inc.);
Series 2016 B-1, TEMPS-80SM Healthcare Facilities RB(a)	3.25%	09/01/2021	700	682,514
Series 2016 B-2, TEMPS-50SM Healthcare Facilities RB(a)	2.88%	09/01/2020	700	685,923
Hamden (Town of) (Whitney Center); Series 2009 A, Facility RB	7.63%	01/01/2030	480	495,638
				1,864,075

Florida–3.04%
Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.63%	11/15/2022	150	151,386
Cape Coral (City of) Health Facilities Authority (Gulf Care Inc.); Series 2015, Ref. Senior Housing RB(a)	3.75%	07/01/2019	495	495,158
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2012 A, Educational Facilities RB	5.50%	06/15/2022	1,240	1,335,889
Lee (County of) Industrial Development Authority (Cypress Cove Healthpark); Series 2012, Ref. RB	4.75%	10/01/2022	315	330,114
Seminole (County of) Industrial Development Authority (Legacy Pointe at UCF); Series 2016 A, RB(a)	10.00%	12/28/2021	400	399,880
				2,712,427

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–9.33%
Bartlett (Village of) (Quarry Redevelopment); Series 2016, Ref. Sr. Lien Tax Increment Allocation RB	4.00%	01/01/2024	$1,250	$1,200,550
Chicago (City of);
Series 2008 A, Ref. Unlimited Tax GO Bonds	5.00%	01/01/2019	75	77,582
Series 2008 A, Ref. Unlimited Tax GO Bonds	5.00%	01/01/2019	75	75,583
Series 2008 C, Ref. Second Lien Wastewater Transmission RB	5.00%	01/01/2020	200	216,258
Series 2009 D, Unlimited Tax GO Bonds	5.00%	01/01/2020	100	101,292
Series 2010 A, Ref. Unlimited Tax GO Bonds	4.00%	01/01/2022	110	107,159
Series 2017 A, Ref. Unlimited Tax GO Bonds	5.63%	01/01/2029	1,000	1,024,600
Series 2017 A, Ref. Unlimited Tax GO Bonds	5.75%	01/01/2034	1,500	1,521,255
Illinois (State of) Finance Authority (Intrinsic Schools—Belmont School); Series 2015, Charter School RB(a)	5.25%	12/01/2025	400	400,072
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.00%	05/15/2022	470	494,666
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016 A, RB	6.20%	05/15/2030	685	657,216
Series 2016 B, RB	5.63%	05/15/2020	248	244,382
Illinois (State of) Finance Authority (Plymouth Place);
Series 2015, Ref. RB	2.75%	05/15/2019	395	397,046
Series 2015, Ref. RB	5.00%	05/15/2025	250	264,647
Illinois (State of); Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/2021	1,000	1,061,170
Manhattan (Village of) Special Service Area No. 2004-1 (Brookstone Springs); Series 2015, Ref. Sr. Lien Special Tax RB	4.25%	03/01/2024	487	480,094
				8,323,572

Indiana–0.57%
Allen (County of) Economic Development (StoryPoint Fort Wayne); Series 2017, RB(a)	6.63%	01/15/2034	500	510,565

Iowa–2.25%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, Midwestern Disaster Area RB	5.00%	12/01/2019	1,540	1,543,542
Series 2013, Midwestern Disaster Area RB(a)	5.88%	12/01/2026	460	466,734
				2,010,276

Kansas–1.28%
Olathe (City of) (West Village Center); Series 2007, Special Obligation Tax Increment Allocation RB	5.30%	09/01/2017	90	89,123
Wichita (City of) (Kansas Masonic Home);
Series 2016 II-A, Health Care Facilities RB	5.00%	12/01/2031	550	549,104
Series 2016 II-A, Health Care Facilities RB	5.25%	12/01/2036	500	501,285
				1,139,512

Kentucky–4.25%
Christian (County of) (Jennie Stuart Medical Center, Inc.); Series 2016, Ref. Hospital RB	5.00%	02/01/2026	1,000	1,042,360
Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.); Series 2016 A, Ref. RB	5.00%	05/15/2021	1,000	1,043,490
Kentucky (State of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2015, Ref. Hospital RB	5.00%	06/01/2019	1,040	1,095,494
Kentucky (State of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. Health Care Facilities RB	5.00%	11/15/2025	600	607,992
				3,789,336

Louisiana–0.22%
East Baton Rouge Industrial Development Board Inc. (ExxonMobil Corp.); Series 2010 B, VRD RB(e)	0.56%	12/01/2040	200	200,000

Maine–0.99%
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center); Series 2011, RB	5.00%	07/01/2019	855	883,865

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–1.15%
Howard (County of) (Vantage House Facility);
Series 2016, Ref. Retirement Community RB	5.00%	04/01/2021	$400	$412,752
Series 2017, Ref. Retirement Community RB	5.00%	04/01/2021	600	615,354
				1,028,106

Massachusetts–0.65%
Massachusetts (State of) Development Finance Agency (Evergreen Center Inc.); Series 2005, RB	5.00%	01/01/2024	250	250,280
Massachusetts (State of) Port Authority (Delta Airlines Inc.);
Series 2001 A, Facilities RB (INS–AMBAC)(d)(f)	5.20%	01/01/2020	195	195,737
Series 2001 A, Facilities RB (INS–AMBAC)(d)(f)	5.50%	01/01/2019	135	135,343
				581,360

Michigan–3.83%
Summit Academy North; Series 2016, Ref. Public School Academy RB	4.00%	11/01/2021	1,585	1,586,268
Waterford Township Economic Development Corp. (Canterbury Health Care, Inc.); Series 2016 A, Ref. Limited Obligation RB(a)	5.00%	07/01/2026	1,835	1,827,972
				3,414,240

Minnesota–2.29%
Brooklyn Park (City of) (Athlos Leadership Academy); Series 2015, Charter School Lease RB	4.00%	07/01/2020	225	225,340
Rochester (City of) (Homestead at Rochester, Inc.); Series 2015, Health Care & Housing RB	5.00%	12/01/2021	470	501,142
St. Paul (City of) Housing & Redevelopment Authority (High School for Recording Arts); Series 2015, Charter School Lease RB	5.13%	10/01/2023	300	299,493
St. Paul (City of) Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. Charter School Lease RB	5.00%	09/01/2026	1,000	1,014,360
				2,040,335

Missouri–2.86%
Kansas City (City of) Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. Sr. Sales Tax RB(a)	5.00%	04/01/2036	1,000	928,140
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2017, Ref. Retirement Community RB	5.00%	05/15/2024	1,500	1,622,070
				2,550,210

Multiple States–3.04%
Non-Profit Preferred Funding Trust I;
Series 2006 A-2A, RB(a)	4.38%	09/15/2037	3,300	321,220
Series 2007 A-2-G, RB(a)	4.29%	09/15/2037	11,050	1,074,322
Series 2007 A-2-T, RB (Acquired 02/08/2016; Cost $3,015,064)(a)	4.37%	09/15/2037	13,470	1,315,779
				2,711,321

New Jersey–6.47%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, Special Facility RB(d)	5.25%	09/15/2029	800	844,872
Series 2012, Special Facility RB(d)	5.75%	09/15/2027	200	214,632
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology Inc.); Series 2012 C, RB	5.00%	07/01/2022	535	532,095
New Jersey (State of) Economic Development Authority (Paterson Charter School); Series 2012 C, RB	5.00%	07/01/2032	870	793,249
New Jersey (State of) Economic Development Authority;
Series 2012, Ref. RB	5.00%	06/15/2019	400	423,428
Series 2012, Ref. RB	5.00%	06/15/2025	600	640,890
New Jersey (State of) Transportation Trust Fund Authority; Subseries 2016 A-2, Federal Highway Reimbursement RN	5.00%	06/15/2031	750	767,085
Tobacco Settlement Financing Corp.;
Series 2007 1A, Asset-Backed RB	4.63%	06/01/2026	600	600,024
Series 2007 1A, Asset-Backed RB	4.75%	06/01/2034	1,000	958,300
				5,774,575

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–4.08%
Build NYC Resource Corp. (Pratt Paper Inc.); Series 2014, Ref. Waste Disposal RB(a)(d)	3.75%	01/01/2020	$415	$422,972
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2014 B, Continuing Care Retirement Community RB	5.50%	07/01/2020	698	693,427
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, Sr. Asset-Backed RB	5.25%	06/01/2026	1,000	999,970
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB(d)	5.00%	08/01/2026	500	526,670
Triborough Bridge & Tunnel Authority; Subseries 2016 B-4A, Ref. Floating Rate General RB(b)(c)	1.22%	02/01/2021	1,000	993,070
				3,636,109

North Dakota–1.09%
Burleigh (County of) (University of Mary); Series 2016, Education Facilities RB	4.38%	04/15/2026	1,000	970,270

Ohio–5.06%
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.13%	06/01/2024	1,500	1,420,755
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.38%	06/01/2024	1,000	960,320
Cleveland (City of) (Continental Airlines, Inc.); Series 1998, Airport Special RB(d)	5.38%	09/15/2027	200	200,550
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/2021	365	394,620
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB(d)	5.00%	12/31/2025	340	388,477
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/2018	1,000	928,520
Toledo-Lucas (County of) Port Authority (StoryPoint Waterville); Series 2016 A-1, RB(a)	6.13%	01/15/2034	225	222,559
				4,515,801

Oklahoma–6.06%
Comanche (County of) Hospital Authority;
Series 2012 A, Ref. RB	5.00%	07/01/2021	475	507,485
Series 2015, Ref. RB	5.00%	07/01/2023	1,000	1,077,530
Oklahoma (State of) Development Finance Authority (Great Plains Regional Medical Center); Series 2007, Hospital RB	5.00%	12/01/2027	1,000	931,230
Oklahoma (State of) Development Finance Authority (Inverness Village Community); Series 2012, Ref. Continuing Care Retirement Community RB	5.25%	01/01/2022	375	396,105
Payne (County of) Economic Development Authority (Epworth Living at the Ranch); Series 2016 B-2, RB	4.75%	11/01/2023	2,150	2,139,551
Tulsa (City of) Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(c)(d)	5.00%	06/01/2025	340	357,463
				5,409,364

Pennsylvania–3.06%
Beaver (County of) Industrial Development Authority (FirstEnergy Nuclear Generation); Series 2006 A, Ref. PCR(c)	4.38%	07/01/2022	1,150	1,046,235
Crawford (County of) Hospital Authority (Meadville Medical Center); Series 2016 A, Ref. Hospital RB	6.00%	06/01/2036	1,000	1,006,880
Fayette (County of) Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(e)(g)	0.64%	06/01/2037	675	675,000
				2,728,115

Rhode Island–0.62%
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2026	500	554,245

Tennessee–1.76%
Bristol (City of) Industrial Development Board (Pinnacle);
Series 2016, Tax Increment Allocation RB(a)	4.25%	06/01/2021	760	753,358
Series 2016 B, CAB Sales Tax RB(a)(h)	0.00%	12/01/2020	750	622,185
Series 2016 B, CAB Sales Tax RB(a)(h)	0.00%	12/01/2021	250	196,202
				1,571,745

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–11.21%
Arlington Higher Education Finance Corp. (Leadership Prep School); Series 2016 A, Education RB	5.00%	06/15/2036	$700	$690,571
Guadalupe (County of) & Seguin (City of) Hospital Board of Managers; Series 2015, Ref. Hospital Mortgage RB	5.00%	12/01/2021	450	482,958
Houston (City of) (United Airlines, Inc. Terminal E); Series 2014, Ref. Airport System RB(d)	4.75%	07/01/2024	200	212,512
Houston (City of), Texas (United Airlines, Inc. Terminal Improvement); Series 2015 B-2, Ref. Airport System Special Facilities RB(d)	5.00%	07/15/2020	1,000	1,046,260
Mission Economic Development Corp. (Natgasoline);
Series 2016 A, Sr. Lien RB(a)(d)	5.75%	10/01/2031	1,000	1,049,020
Series 2016 B, Sr. Lien RB(a)(d)	5.75%	10/01/2031	1,000	1,049,020
New Hope Cultural Education Facilities Corp. (Wesleyan Homes Inc.); Series 2014, Retirement Facilities RB	4.00%	01/01/2018	435	439,298
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. Retirement Facility RB	5.00%	07/01/2036	500	490,250
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 B-1, TEMPS-80SM RB	3.25%	11/15/2022	500	487,960
Series 2016 B-2, TEMPS-50SM RB	3.00%	11/15/2021	500	486,765
Port Beaumont Navigation District (Jefferson Energy Companies); Series 2016, Dock and Wharf Facility RB(a)(c)(d)	7.25%	02/13/2020	1,500	1,553,970
Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 A, Retirement Facility RB	6.75%	11/15/2024	200	222,980
Rowlett (City of) (Bayside Public Improvement District North Improvement Area); Series 2016, Special Assessment RB	4.90%	09/15/2024	250	243,390
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017A, Retirement Facility RB	6.00%	02/15/2031	1,000	1,030,590
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, Education RB	5.00%	08/15/2027	500	514,685
				10,000,229

Utah–3.80%
Salt Lake City (City of); Series 2017 A, Airport RB(d)(i)	5.00%	07/01/2036	3,000	3,384,720

Virgin Islands–0.35%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2012 A, RB(a)	4.00%	10/01/2022	400	312,988

Washington–3.37%
Washington (State of) Housing Finance Commission (Bayview Manor Senior); Series 2016 A, Ref. RB(a)	5.00%	07/01/2031	1,000	1,029,650
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 B-2, TEMPS-65SM RB(a)	4.88%	01/01/2022	500	499,755
Series 2015 B-3, TEMPS-45SM RB(a)	4.38%	01/01/2021	1,000	1,000,170
Washington (State of) Housing Finance Commission (Wesley Homes at Lea Hill); Series 2016, Ref. Non-Profit RB(a)	3.20%	07/01/2021	500	478,695
				3,008,270

West Virginia–2.07%
Harrison (County of) Commission (Charles Pointe No. 2); Series 2008 A, Ref. Tax Increment Allocation RB	6.50%	06/01/2023	915	886,141
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC); Series 2016, Solid Waste Disposal Facilities RB(a)(d)	6.75%	02/01/2026	1,000	963,110
				1,849,251

Wisconsin–4.53%
Wisconsin (State of) Public Finance Authority (Bancroft Neurohearlth);
Series 2016 A, RB(a)	5.00%	06/01/2025	650	660,504
Series 2016 A, RB(a)	5.00%	06/01/2026	1,005	1,011,593
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch); Series 2011 A, Continuing Care Retirement Community RB	7.00%	06/01/2020	80	86,893

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (North Carolina Charter Educational Foundation); Series 2016 A, Education RB(a)	4.10%	06/15/2026	$1,000	$978,910
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, Higher Education Facility RB(a)	4.00%	12/01/2021	1,320	1,303,051
				4,040,951
TOTAL INVESTMENTS(j)–101.71% (Cost $91,346,625)				90,728,025
FLOATING RATE NOTE OBLIGATIONS–(2.24)%
Note with an interest and fee rate of 1.43% at 02/28/2017 and contractual maturity of collateral of 07/01/2036 (See Note 1J)(k)				(2,000,000)
OTHER ASSETS LESS LIABILITIES–0.53%				472,415
NET ASSETS–100.00%				$89,200,440

Investment Abbreviations:

AMBAC	– American Municipal Bond Assurance Corp.
CAB	– Capital Appreciation Bonds
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sr.	– Senior
Sub.	– Subordinated
TEMPS	– Tax-Exempt Mandatory Paydown Securities
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2017 was $27,892,746, which represented 31.27% of the Fund’s Net Assets.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Security subject to the alternative minimum tax.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Zero coupon bond issued at a discount.
(i)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.
(k)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at February 28, 2017. At February 28, 2017, the Fund’s investments with a value of $3,384,720 are held by TOB Trusts and serve as collateral for the $2,000,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments

as of February 28, 2017

Revenue Bonds	92.9%
General Obligation Bonds	7.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Short Duration High Yield Municipal Fund

Statement of Assets and Liabilities

February 28, 2017

(Unaudited)

Assets:
Investments, at value (Cost $91,346,625)	$90,728,025
Cash	104,584
Receivable for:
Deposits with brokers	64,400
Investments sold	141,000
Variation margin — futures	2,844
Fund shares sold	1,538,705
Interest	1,017,934
Fund expenses absorbed	9,034
Investment matured, at value (Cost $100,000)	66,000
Investment for trustee deferred compensation and retirement plans	2,175
Other assets	36,824
Total assets	93,711,525

Liabilities:
Floating rate note obligations	2,000,000
Payable for:
Investments purchased	1,612,335
Fund shares reacquired	763,757
Dividends	6,833
Accrued fees to affiliates	43,100
Accrued trustees’ and officers’ fees and benefits	2,900
Accrued other operating expenses	79,985
Trustee deferred compensation and retirement plans	2,175
Total liabilities	4,511,085
Net assets applicable to shares outstanding	$89,200,440

Net assets consist of:
Shares of beneficial interest	$90,199,134
Undistributed net investment income	365,058
Undistributed net realized gain (loss)	(696,815)
Net unrealized appreciation (depreciation)	(666,937)
$89,200,440

Net Assets:
Class A	$50,185,265
Class C	$25,141,919
Class Y	$13,845,916
Class R5	$27,340

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	4,927,469
Class C	2,472,754
Class Y	1,358,497
Class R5	2,681
Class A:
Net asset value per share	$10.18
Maximum offering price per share
(Net asset value of $10.18 ÷ 97.50%)	$10.44
Class C:
Net asset value and offering price per share	$10.17
Class Y:
Net asset value and offering price per share	$10.19
Class R5:
Net asset value and offering price per share	$10.20

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Short Duration High Yield Municipal Fund

Statement of Operations

For the six months ended February 28, 2017

(Unaudited)

Investment income:
Interest	$1,823,260

Expenses:
Advisory fees	203,376
Administrative services fees	24,795
Custodian fees	2,303
Distribution fees:
Class A	54,961
Class C	122,802
Interest, facilities and maintenance fees	1,258
Transfer agent fees — A, C and Y	40,755
Transfer agent fees — R5	18
Trustees’ and officers’ fees and benefits	10,388
Registration and filing fees	43,775
Reports to shareholders	13,205
Professional services fees	25,912
Taxes	14,449
Other	6,012
Total expenses	564,009
Less: Fees waived and expenses reimbursed	(150,904)
Net expenses	413,105
Net investment income	1,410,155

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(859,127)
Futures contracts	198,191
(660,936)
Change in net unrealized appreciation (depreciation) of:
Investment securities	(2,667,576)
Futures contracts	(12,060)
(2,679,636)
Net realized and unrealized gain (loss)	(3,340,572)
Net increase (decrease) in net assets resulting from operations	$(1,930,417)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Short Duration High Yield Municipal Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2017 and the period September 30, 2015 (commencement date) through August 31, 2016

(Unaudited)

	2017	2016
Operations:
Net investment income	$1,410,155	$1,300,229
Net realized gain (loss)	(660,936)	(35,879)
Change in net unrealized appreciation (depreciation)	(2,679,636)	2,012,699
Net increase (decrease) in net assets resulting from operations	(1,930,417)	3,277,049

Distributions to shareholders from net investment income:
Class A	(723,629)	(580,606)
Class C	(309,166)	(166,494)
Class Y	(224,694)	(284,922)
Class R5	(642)	(11,795)
Total distributions from net investment income	(1,258,131)	(1,043,817)

Share transactions–net:
Class A	10,301,848	40,363,621
Class C	5,523,845	20,222,207
Class Y	389,929	13,345,977
Class R5	(34,171)	42,500
Net increase in net assets resulting from share transactions	16,181,451	73,974,305
Net increase in net assets	12,992,903	76,207,537

Net assets:
Beginning of period	76,207,537	—
End of period (includes undistributed net investment income of $365,058 and $213,034, respectively)	$89,200,440	$76,207,537

Notes to Financial Statements

February 28, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Short Duration High Yield Municipal Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of fourteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to seek federal tax-exempt current income and taxable capital appreciation.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R5. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R5 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

13                         Invesco Short Duration High Yield Municipal Fund

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
H.

Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund

14                         Invesco Short Duration High Yield Municipal Fund

monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies recently adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

15                         Invesco Short Duration High Yield Municipal Fund

K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

M.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $300 million	0.50%
Next $300 million	0.46%
Over $600 million	0.42%

For the six months ended February 28, 2017, the effective advisory fees incurred by the Fund was 0.50%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2017, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R5 shares to 0.79%, 1.54%, 0.54% and 0.54%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the six months ended February 28, 2017, the Adviser waived advisory fees and reimbursed fund level expenses of $110,131 and reimbursed class level expenses of $22,037, $12,310, $6,408 and $18 of Class A, Class C, Class Y and Class R5 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund,

16                         Invesco Short Duration High Yield Municipal Fund

subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2017, the expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2017, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2017, IDI advised the Fund that IDI retained $18,830 in front-end sales commissions from the sale of Class A shares and $15,210 and $217 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Municipal Obligations	$—	$90,728,025	$—	$90,728,025
Futures Contracts*	(14,337)	—	—	(14,337)
Total Investments	$(14,337)	$90,728,025	$—	$90,713,688

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Open Futures Contracts(a)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Notes	Short	28	June-2017	$(3,295,688)	$(3,785)
U.S. Treasury 10 Year Notes	Short	28	June-2017	(3,488,188)	(10,552)
Total Futures Contracts — Interest Rate Risk					$(14,337)

(a)	Futures contracts collateralized by $64,400 cash held with Goldman Sachs & Co., the futures commission merchant.

17                         Invesco Short Duration High Yield Municipal Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2017:

Value
Derivative Liabilities	Interest Rate Risk
Unrealized depreciation on futures contracts — Exchange-Traded(a)	$(14,337)
Derivatives not subject to master netting agreements	14,337
Total Derivative Liabilities subject to master netting agreements	$—

(a)	Includes cumulative appreciation (depreciation) on futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended February 28, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain:
Futures contracts	$198,191
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(12,060)
Total	$186,131

The table below summarizes the average notional value of futures contracts outstanding during the period.

Futures Contracts
Average notional value	$4,616,701

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2017, the Fund engaged in securities purchases of $16,830,428 and securities sales of $17,052,638, which did not result in any net realized gains (losses).

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances and Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended February 28, 2017 were $2,000,000 and 0.13%, respectively.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

18                         Invesco Short Duration High Yield Municipal Fund

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2016, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$23,203	$—	$23,203

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2017 was $48,617,842 and $28,752,511, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$3,932,284
Aggregate unrealized (depreciation) of investment securities	(4,513,425)
Net unrealized appreciation (depreciation) of investment securities	$(581,141)

Cost of investments for tax purposes is $91,309,166.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended February 28, 2017(a)		September 30, 2015 (commencement date) through August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	2,552,084	$26,044,226	4,567,824	$47,139,410
Class C	1,286,211	13,315,948	2,167,850	22,488,153
Class Y	1,312,982	13,446,873	1,531,074	15,636,823
Class R5	—	—	60,085	614,398

Issued as reinvestment of dividends:
Class A	57,542	588,660	32,976	345,424
Class C	27,497	280,840	14,597	152,748
Class Y	9,685	99,107	6,025	63,413
Class R5	—	—	968	10,069

Reacquired:
Class A	(1,602,346)	(16,331,038)	(680,611)	(7,121,213)
Class C	(791,330)	(8,072,943)	(232,071)	(2,418,694)
Class Y	(1,278,467)	(13,156,051)	(222,802)	(2,354,259)
Class R5	(3,260)	(34,171)	(55,112)	(581,967)
Net increase in share activity	1,570,598	$16,181,451	7,190,803	$73,974,305

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 69% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

19                         Invesco Short Duration High Yield Municipal Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/28/17	$10.60	$0.19	$(0.44)	$(0.25)	$(0.17)	$10.18	(2.37)%	$50,185	0.83	%(d)	1.20	%(d)	3.65	%(d)	36%
Year ended 08/31/16(e)	10.00	0.35	0.50	0.85	(0.25)	10.60	8.61	41,561	0.79	(f)	1.47	(f)	3.64	(f)	69
Class C
Six months ended 02/28/17	10.58	0.15	(0.43)	(0.28)	(0.13)	10.17	(2.65)	25,142	1.58	(d)	1.95	(d)	2.90	(d)	36
Year ended 08/31/16(e)	10.00	0.28	0.49	0.77	(0.19)	10.58	7.81	20,641	1.54	(f)	2.22	(f)	2.89	(f)	69
Class Y
Six months ended 02/28/17	10.61	0.20	(0.44)	(0.24)	(0.18)	10.19	(2.25)	13,846	0.58	(d)	0.95	(d)	3.90	(d)	36
Year ended 08/31/16(e)	10.00	0.37	0.51	0.88	(0.27)	10.61	8.91	13,943	0.54	(f)	1.22	(f)	3.89	(f)	69
Class R5
Six months ended 02/28/17	10.61	0.20	(0.43)	(0.23)	(0.18)	10.20	(2.15)	27	0.58	(d)	0.95	(d)	3.90	(d)	36
Year ended 08/31/16(e)	10.00	0.37	0.51	0.88	(0.27)	10.61	8.91	63	0.54	(f)	1.20	(f)	3.89	(f)	69

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $44,334, $24,764, $12,891 and $36 for Class A, Class C, Class Y and Class R5 shares, respectively.
(e)	Commencement date of September 30, 2015.
(f)	Annualized.

NOTE 12—Subsequent Event

Effective April 4, 2017, the Fund began offering Class R6 shares.

20                         Invesco Short Duration High Yield Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2016 through February 28, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/17)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/17)	Expenses Paid During Period[2]
A	$1,000.00	$976.30	$4.07	$1,020.68	$4.16	0.83%
C	1,000.00	973.50	7.73	1,016.96	7.90	1.58
Y	1,000.00	977.50	2.84	1,021.92	2.91	0.58
R5	1,000.00	978.50	2.85	1,021.92	2.91	0.58

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2016 through February 28, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

21                         Invesco Short Duration High Yield Municipal Fund

Explore High-Conviction Investing with Invesco

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074                      Invesco Distributors, Inc.                                                                             SDHYM-SAR-1             04122017      1254

Semiannual Report to Shareholders	February 28, 2017

Invesco Small Cap Discovery Fund
Nasdaq:
A: VASCX ∎ B: VBSCX ∎ C: VCSCX ∎ Y: VISCX ∎ R5: VESCX ∎ R6: VFSCX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 8/31/16 to 2/28/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	8.65%
Class B Shares	8.62
Class C Shares	8.35
Class Y Shares	8.88
Class R5 Shares	8.80
Class R6 Shares	8.89
S&P 500 Index▼ (Broad Market Index)	10.01
Russell 2000 Growth Index▼ (Style-Specific Index)	9.39
Lipper Small-Cap Growth Funds Index∎ (Peer Group Index)	7.46
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 2000® Growth Index is an unmanaged index considered representative of small-cap growth stocks. The Russell 2000 Growth Index is a trademark/ service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Small-Cap Growth Funds Index is an unmanaged index considered representative of small-cap growth funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

 For more information about your Fund

 Read the most recent quarterly commentary from your Fund’s portfolio managers by  visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your  Fund; then click on its name to access its product detail page. There, you can learn  more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals  share their insights about market and economic news and trends.

2                      Invesco Small Cap Discovery Fund

Average Annual Total Returns
As of 2/28/17, including maximum applicable sales charges

Class A Shares
Inception (11/27/00)	4.21%
10 Years	6.40
5 Years	8.85
1 Year	18.46

Class B Shares
Inception (11/27/00)	4.20%
10 Years	6.83
5 Years	9.86
1 Year	20.40

Class C Shares
Inception (11/27/00)	3.80%
10 Years	6.22
5 Years	9.28
1 Year	23.60

Class Y Shares
Inception (2/2/06)	7.06%
10 Years	7.29
5 Years	10.40
1 Year	25.86

Class R5 Shares
10 Years	7.21%
5 Years	10.51
1 Year	26.03

Class R6 Shares
10 Years	7.22%
5 Years	10.54
1 Year	26.12

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen Small Cap Growth Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Small Cap Growth Fund (renamed Invesco Small Cap Discovery Fund). Returns shown above, prior to June 1, 2010, for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Small Cap Discovery Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on September 24, 2012. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

Average Annual Total Returns
As of 12/31/16, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (11/27/00)	3.82%
10 Years	5.81
5 Years	9.93
1 Year	-2.22

Class B Shares
Inception (11/27/00)	3.81%
10 Years	6.22
5 Years	10.93
1 Year	-1.52

Class C Shares
Inception (11/27/00)	3.41%
10 Years	5.62
5 Years	10.34
1 Year	1.68

Class Y Shares
Inception (2/2/06)	6.50%
10 Years	6.68
5 Years	11.45
1 Year	3.66

Class R5 Shares
10 Years	6.60%
5 Years	11.57
1 Year	3.96

Class R6 Shares
10 Years	6.62%
5 Years	11.61
1 Year	4.06

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 1.37%, 1.37%, 2.09%, 1.12%, 0.92% and 0.87%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 1.38%, 1.38%, 2.10%, 1.13%, 0.93% and 0.88%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2018. See current prospectus for more information.

3                      Invesco Small Cap Discovery Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets,

the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco Small Cap Discovery Fund

Schedule of Investments(a)

February 28, 2017

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.16%
Airlines–0.74%
Spirit Airlines Inc.(b)	85,380	$4,457,690

Apparel Retail–1.14%
Burlington Stores, Inc.(b)	77,154	6,867,478

Application Software–9.15%
BroadSoft, Inc.(b)	133,468	5,712,431
Cadence Design Systems, Inc.(b)	195,976	6,055,659
Fair Isaac Corp.	24,588	3,198,161
Globant S.A.(b)(c)	103,098	3,742,457
Guidewire Software Inc.(b)	159,756	8,729,068
HubSpot, Inc.(b)	97,254	5,786,613
Manhattan Associates, Inc.(b)	28,300	1,419,245
Paycom Software, Inc.(b)	49,104	2,643,268
SS&C Technologies Holdings, Inc.	215,546	7,548,421
Tyler Technologies, Inc.(b)	41,802	6,339,273
Ultimate Software Group, Inc. (The)(b)	20,934	4,048,426
		55,223,022

Biotechnology–5.29%
Eagle Pharmaceuticals, Inc.(b)	82,172	6,301,771
Neurocrine Biosciences, Inc.(b)	157,873	6,971,672
Retrophin, Inc.(b)	222,811	4,739,190
Sage Therapeutics, Inc.(b)	79,616	5,366,118
TESARO, Inc.(b)(c)	45,272	8,527,886
		31,906,637

Building Products–4.22%
A.O. Smith Corp.	64,322	3,239,256
Allegion PLC	44,534	3,232,723
American Woodmark Corp.(b)	39,190	3,387,975
Lennox International Inc.	18,534	3,051,067
Masonite International Corp.(b)	98,334	7,679,885
Owens Corning	83,054	4,857,829
		25,448,735

Commodity Chemicals–1.09%
Methanex Corp. (Canada)	128,478	6,552,378

Communications Equipment–2.09%
ARRIS International PLC(b)	200,012	5,160,310
Ciena Corp.(b)	283,912	7,478,242
		12,638,552

Construction & Engineering–0.76%
Dycom Industries, Inc.(b)	56,118	4,611,777

Construction Materials–1.62%
Headwaters Inc.(b)	131,829	3,032,067
Summit Materials, Inc.–Class A(b)	283,181	6,765,194
		9,797,261

	Shares	Value
Data Processing & Outsourced Services–3.63%
DST Systems, Inc.	44,684	$5,344,206
Euronet Worldwide, Inc.(b)	99,284	8,218,730
ExlService Holdings, Inc.(b)	68,749	3,070,330
WNS Holdings Ltd.–ADR (India)(b)	187,632	5,300,604
		21,933,870

Distributors–2.14%
Core-Mark Holding Co., Inc.	104,354	3,393,592
Pool Corp.	82,766	9,494,088
		12,887,680

Diversified Support Services–0.49%
Mobile Mini, Inc.	91,435	2,976,209

Education Services–0.93%
Bright Horizons Family Solutions Inc.(b)	81,601	5,639,445

Electronic Equipment & Instruments–0.61%
Cognex Corp.	9,333	716,868
Coherent, Inc.(b)	16,227	2,962,725
		3,679,593

Financial Exchanges & Data–3.22%
CBOE Holdings Inc.	97,538	7,612,841
MarketAxess Holdings, Inc.	60,640	11,838,747
		19,451,588

Health Care Equipment–5.79%
DexCom Inc.(b)	79,020	6,176,203
Inogen, Inc.(b)	115,407	7,919,228
Integra LifeSciences Holdings Corp.(b)	107,462	4,592,926
Penumbra, Inc.(b)	80,881	6,211,661
Wright Medical Group N.V.(b)	360,711	10,056,623
		34,956,641

Health Care Facilities–1.15%
Acadia Healthcare Co., Inc.(b)	155,740	6,964,693

Health Care REIT’s–0.50%
Physicians Realty Trust	151,928	3,026,406

Health Care Services–0.77%
Premier, Inc.–Class A(b)	148,020	4,652,269

Health Care Supplies–1.12%
Align Technology, Inc.(b)	65,714	6,752,771

Health Care Technology–0.42%
Evolent Health, Inc.–Class A(b)(c)	129,017	2,541,635

Home Entertainment Software–1.15%
Take-Two Interactive Software, Inc.(b)	121,510	6,923,640

Homebuilding–0.67%
TopBuild Corp.(b)	96,733	4,060,851

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco  Small Cap Discovery Fund

	Shares	Value
Household Appliances–1.31%
Helen of Troy Ltd.(b)	81,060	$7,919,562

Housewares & Specialties–0.43%
Newell Brands, Inc.	52,310	2,564,759

Human Resource & Employment Services–2.72%
Korn/Ferry International	66,399	2,052,393
On Assignment, Inc.(b)	138,395	6,530,860
Robert Half International, Inc.	96,136	4,637,601
TrueBlue, Inc.(b)	122,863	3,188,295
		16,409,149

Industrial Machinery–2.16%
EnPro Industries, Inc.	108,232	7,065,385
Woodward, Inc.	84,487	5,952,109
		13,017,494

Integrated Oil & Gas–1.05%
Centennial Resource Development, Inc.–Class A(b)(c)	335,719	6,314,874

Internet Software & Services–2.19%
CoStar Group Inc.(b)	40,810	8,291,776
Q2 Holdings Inc.(b)	137,309	4,936,258
		13,228,034

Investment Banking & Brokerage–1.55%
E*TRADE Financial Corp.(b)	271,069	9,354,591

IT Consulting & Other Services–2.38%
EPAM Systems, Inc.(b)	70,570	5,196,069
InterXion Holding N.V. (Netherlands)(b)	235,760	9,171,064
		14,367,133

Leisure Facilities–1.13%
Vail Resorts, Inc.	37,801	6,848,785

Leisure Products–1.00%
Brunswick Corp.	101,140	6,057,275

Life Sciences Tools & Services–4.24%
Bio-Techne Corp.	43,013	4,573,142
INC Research Holdings, Inc.–Class A(b)	190,736	8,325,626
Patheon N.V.(b)	198,435	6,250,703
VWR Corp.(b)	229,199	6,440,492
		25,589,963

Managed Health Care–1.46%
HealthEquity, Inc.(b)	202,320	8,841,384

Metal & Glass Containers–1.01%
Berry Plastics Group Inc.(b)	120,677	6,073,674

Movies & Entertainment–2.18%
Cinemark Holdings, Inc.	233,521	9,777,524
Lions Gate Entertainment Corp.–Class A	65,894	1,763,983
Lions Gate Entertainment Corp.–Class B(b)	65,894	1,646,032
		13,187,539

	Shares	Value
Office Services & Supplies–0.84%
Steelcase Inc.–Class A	318,194	$5,091,104

Oil & Gas Exploration & Production–2.70%
Callon Petroleum Co.(b)	743,789	9,386,617
Diamondback Energy Inc.(b)	68,311	6,889,848
		16,276,465

Packaged Foods & Meats–2.31%
B&G Foods Inc.	89,525	3,804,812
Hostess Brands, Inc.(b)	202,969	3,091,218
Pinnacle Foods Inc.	123,204	7,038,645
		13,934,675

Pharmaceuticals–2.25%
Impax Laboratories, Inc.(b)	287,057	4,090,562
Pacira Pharmaceuticals, Inc.(b)	139,489	6,095,669
Teligent, Inc.(b)(c)	473,184	3,383,266
		13,569,497

Property & Casualty Insurance–0.92%
Selective Insurance Group, Inc.	124,684	5,523,501

Regional Banks–2.66%
East West Bancorp, Inc.	73,932	4,001,200
Sterling Bancorp	244,704	6,056,424
Western Alliance Bancorp(b)	116,637	6,023,135
		16,080,759

Restaurants–1.32%
Jack in the Box Inc.	32,321	3,028,801
Texas Roadhouse, Inc.	81,466	3,446,012
Wingstop Inc.	56,882	1,495,996
		7,970,809

Semiconductor Equipment–0.97%
MKS Instruments, Inc.	88,974	5,836,694

Semiconductors–5.06%
Cirrus Logic, Inc.(b)	76,920	4,159,834
MACOM Technology Solutions Holdings, Inc.(b)	185,081	8,530,383
Microsemi Corp.(b)	158,555	8,216,320
Qorvo, Inc.(b)	56,794	3,754,083
Silicon Laboratories Inc.(b)	87,500	5,906,250
		30,566,870

Specialized REIT’s–0.80%
CubeSmart	177,452	4,835,567

Specialty Chemicals–0.67%
PolyOne Corp.	120,391	4,054,769

Specialty Stores–0.98%
Five Below, Inc.(b)	153,982	5,936,006

Thrifts & Mortgage Finance–1.24%
MGIC Investment Corp.(b)	700,480	7,460,112

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco  Small Cap Discovery Fund

	Shares	Value
Trading Companies & Distributors–0.94%
WESCO International, Inc.(b)	81,550	$5,667,725
Total Common Stocks & Other Equity Interests (Cost $455,929,444)		586,529,590

Money Market Funds–1.95%
Government & Agency Portfolio–Institutional Class, 0.47%(d)	7,062,745	7,062,745
Treasury Portfolio–Institutional Class, 0.41%(d)	4,708,496	4,708,496
Total Money Market Funds (Cost $11,771,241)		11,771,241
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.11% (Cost $467,700,685)		598,300,831

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.43%
Government & Agency Portfolio–Institutional Class, 0.47% (Cost $8,618,415)(d)(e)	8,618,415	$8,618,415
TOTAL INVESTMENTS–100.54% (Cost $476,319,100)		606,919,246
OTHER ASSETS LESS LIABILITIES–(0.54)%		(3,255,621)
NET ASSETS–100.00%		$603,663,625

Investment Abbreviations:

ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2017.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of February 28, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of February 28, 2017

Information Technology	27.2%
Health Care	22.5
Consumer Discretionary	13.2
Industrials	12.9
Financials	9.6
Materials	4.4
Energy	3.7
Consumer Staples	2.3
Real Estate	1.3
Money Market Funds Plus Other Assets Less Liabilities	2.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco  Small Cap Discovery Fund

Statement of Assets and Liabilities

February 28, 2017

(Unaudited)

Assets:
Investments, at value (Cost $455,929,444)*	$586,529,590
Investments in affiliated money market funds, at value and cost	20,389,656
Total investments, at value (Cost $476,319,100)	606,919,246
Receivable for:
Investments sold	10,072,356
Fund shares sold	1,183,051
Dividends	225,920
Investment for trustee deferred compensation and retirement plans	112,260
Other assets	48,647
Total assets	618,561,480

Liabilities:
Payable for:
Investments purchased	4,370,048
Fund shares reacquired	1,127,514
Collateral upon return of securities loaned	8,618,415
Accrued fees to affiliates	404,557
Accrued trustees’ and officers’ fees and benefits	3,806
Accrued other operating expenses	246,541
Trustee deferred compensation and retirement plans	126,974
Total liabilities	14,897,855
Net assets applicable to shares outstanding	$603,663,625

Net assets consist of:
Shares of beneficial interest	$450,611,351
Undistributed net investment income (loss)	(6,593,114)
Undistributed net realized gain	29,045,242
Net unrealized appreciation	130,600,146
$603,663,625

Net Assets:
Class A	$397,167,782
Class B	$3,485,611
Class C	$41,765,679
Class Y	$80,282,756
Class R5	$2,721,563
Class R6	$78,240,234

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	41,157,205
Class B	413,979
Class C	5,474,746
Class Y	7,914,026
Class R5	265,730
Class R6	7,625,487
Class A:
Net asset value per share	$9.65
Maximum offering price per share
(Net asset value of $9.65 ÷ 94.50%)	$10.21
Class B:
Net asset value and offering price per share	$8.42
Class C:
Net asset value and offering price per share	$7.63
Class Y:
Net asset value and offering price per share	$10.14
Class R5:
Net asset value and offering price per share	$10.24
Class R6:
Net asset value and offering price per share	$10.26

*	At February 28, 2017, securities with an aggregate value of $8,205,784 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco  Small Cap Discovery Fund

Statement of Operations

For the six months ended February 28, 2017

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $8,590)	$1,403,794
Dividends from affiliated money market funds (includes securities lending income of $31,285)	71,669
Total investment income	1,475,463

Expenses:
Advisory fees	2,402,717
Administrative services fees	82,279
Custodian fees	8,656
Distribution fees:
Class A	510,616
Class B	4,979
Class C	210,721
Transfer agent fees — A, B, C and Y	663,338
Transfer agent fees — R5	730
Transfer agent fees — R6	2,949
Trustees’ and officers’ fees and benefits	16,313
Registration and filing fees	50,356
Reports to shareholders	183,651
Professional services fees	23,012
Other	13,210
Total expenses	4,173,527
Less: Fees waived and expense offset arrangement(s)	(15,581)
Net expenses	4,157,946
Net investment income (loss)	(2,682,483)

Realized and unrealized gain (loss) from:
Net realized gain from investment securities	57,078,235
Change in net unrealized appreciation (depreciation) of investment securities	(4,356,080)
Net realized and unrealized gain	52,722,155
Net increase in net assets resulting from operations	$50,039,672

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco  Small Cap Discovery Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2017 and the year ended August 31, 2016

(Unaudited)

	February 28, 2017	August 31, 2016
Operations:
Net investment income (loss)	$(2,682,483)	$(5,813,896)
Net realized gain	57,078,235	1,370,559
Change in net unrealized appreciation (depreciation)	(4,356,080)	(6,303,232)
Net increase (decrease) in net assets resulting from operations	50,039,672	(10,746,569)

Distributions to shareholders from net realized gains:
Class A	(7,685,697)	(70,507,209)
Class B	(83,899)	(1,062,060)
Class C	(1,025,592)	(10,017,535)
Class Y	(1,366,323)	(9,673,736)
Class R5	(30,682)	(527,087)
Class R6	(1,314,143)	(9,777,574)
Total distributions from net realized gains	(11,506,336)	(101,565,201)

Share transactions–net:
Class A	(67,517,156)	4,087,521
Class B	(1,330,446)	(1,845,248)
Class C	(8,014,927)	(3,880,321)
Class Y	53,662	(10,803,399)
Class R5	870,479	(4,296,810)
Class R6	(260,532)	6,160,310
Net increase (decrease) in net assets resulting from share transactions	(76,198,920)	(10,577,947)
Net increase (decrease) in net assets	(37,665,584)	(122,889,717)

Net assets:
Beginning of period	641,329,209	764,218,926
End of period (includes undistributed net investment income (loss) of $(6,593,114) and $(3,910,631), respectively)	$603,663,625	$641,329,209

Notes to Financial Statements

February 28, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Small Cap Discovery Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of fourteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

10                         Invesco  Small Cap Discovery Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

11                         Invesco  Small Cap Discovery Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.80%
Next $500 million	0.75%
Over $1 billion	0.70%

12                         Invesco  Small Cap Discovery Fund

For the six months ended February 28, 2017, the effective advisory fees incurred by the Fund was 0.79%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2017, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 1.75%, 1.75% and 1.75%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2018, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 28, 2017, the Adviser waived advisory fees of $13,682.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2017, the expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended February 28, 2017, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2017, IDI advised the Fund that IDI retained $26,159 in front-end sales commissions from the sale of Class A shares and $3,344, $5 and $1,862 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended February 28, 2017, the Fund incurred $5,742 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

13                         Invesco  Small Cap Discovery Fund

As of February 28, 2017, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,899.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2016.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2017 was $155,367,428 and $229,814,147, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$143,239,729
Aggregate unrealized (depreciation) of investment securities	(13,548,403)
Net unrealized appreciation of investment securities	$129,691,326

Cost of investments for tax purposes is $477,227,920.

14                         Invesco  Small Cap Discovery Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended February 28, 2017(a)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	3,425,880	$31,590,667	10,510,102	$96,144,486
Class B	3,225	26,081	15,713	129,314
Class C	249,563	1,827,239	1,047,514	7,716,524
Class Y	2,425,071	23,203,829	3,258,665	30,463,429
Class R5	108,734	1,068,547	355,206	3,351,740
Class R6	839,215	8,083,139	2,772,821	25,212,485

Issued as reinvestment of dividends:
Class A	813,772	7,470,426	7,611,829	67,364,684
Class B	10,310	82,579	132,016	1,021,804
Class C	135,217	983,029	1,347,333	9,552,594
Class Y	133,242	1,284,455	963,727	8,933,748
Class R5	3,138	30,531	18,773	175,147
Class R6	134,768	1,313,991	1,046,714	9,776,309

Automatic conversion of Class B shares to Class A shares:
Class A	91,942	849,699	195,627	1,727,054
Class B	(105,235)	(849,699)	(222,666)	(1,727,054)

Reacquired:
Class A	(11,710,181)	(107,427,948)	(18,163,522)	(161,148,703)
Class B	(73,861)	(589,407)	(161,000)	(1,269,312)
Class C	(1,490,076)	(10,825,195)	(2,941,568)	(21,149,439)
Class Y	(2,566,953)	(24,434,622)	(5,148,089)	(50,200,576)
Class R5	(23,536)	(228,599)	(809,051)	(7,823,697)
Class R6	(995,523)	(9,657,662)	(3,087,219)	(28,828,484)
Net increase (decrease) in share activity	(8,591,288)	$(76,198,920)	(1,257,075)	$(10,577,947)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                         Invesco  Small Cap Discovery Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period(b)	Total return(c)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 02/28/17	$9.05	$(0.04)	$0.81	$0.77	$(0.17)	$9.65	8.65%		$397,168	1.41	%(e)	1.41	%(e)	(0.92	)%(e)	26%
Year ended 08/31/16	10.60	(0.08)	(0.02)	(0.10)	(1.45)	9.05	(0.61)		439,098	1.36		1.37		(0.89)		39
Year ended 08/31/15	11.83	(0.09)	0.61	0.52	(1.75)	10.60	5.24		512,763	1.32		1.32		(0.85)		63
Year ended 08/31/14	12.20	(0.10)	1.62	1.52	(1.89)	11.83	13.15		527,759	1.32		1.32		(0.85)		79
Year ended 08/31/13	10.85	(0.08)	2.56	2.48	(1.13)	12.20	25.31		540,979	1.32		1.33		(0.72)		70
Year ended 08/31/12	10.56	(0.08)	1.47	1.39	(1.10)	10.85	14.33		607,073	1.38		1.43		(0.80)		78
Class B
Six months ended 02/28/17	7.92	(0.04)	0.71	0.67	(0.17)	8.42	8.62	(f)	3,486	1.41	(e)(f)	1.41	(e)(f)	(0.92	)(e)(f)	26%
Year ended 08/31/16	9.46	(0.07)	(0.02)	(0.09)	(1.45)	7.92	(0.57	)(f)	4,587	1.36	(f)	1.37	(f)	(0.89	)(f)	39
Year ended 08/31/15	10.75	(0.08)	0.54	0.46	(1.75)	9.46	5.19	(f)	7,715	1.32	(f)	1.32	(f)	(0.85	)(f)	63
Year ended 08/31/14	11.25	(0.09)	1.48	1.39	(1.89)	10.75	13.11	(f)	10,216	1.32	(f)	1.32	(f)	(0.85	)(f)	79
Year ended 08/31/13	10.09	(0.07)	2.36	2.29	(1.13)	11.25	25.34	(f)	12,554	1.32	(f)	1.33	(f)	(0.72	)(f)	70
Year ended 08/31/12	9.89	(0.08)	1.38	1.30	(1.10)	10.09	14.40	(f)	13,754	1.38	(f)	1.43	(f)	(0.80	)(f)	78
Class C
Six months ended 02/28/17	7.21	(0.06)	0.65	0.59	(0.17)	7.63	8.35	(g)	41,766	2.13	(e)(g)	2.13	(e)(g)	(1.64	)(e)(g)	26%
Year ended 08/31/16	8.81	(0.12)	(0.03)	(0.15)	(1.45)	7.21	(1.39)		47,459	2.08		2.09		(1.61)		39
Year ended 08/31/15	10.19	(0.15)	0.52	0.37	(1.75)	8.81	4.50		62,773	2.07		2.07		(1.60)		63
Year ended 08/31/14	10.83	(0.17)	1.42	1.25	(1.89)	10.19	12.21		55,961	2.07		2.07		(1.60)		79
Year ended 08/31/13	9.82	(0.15)	2.29	2.14	(1.13)	10.83	24.43		53,560	2.07		2.08		(1.47)		70
Year ended 08/31/12	9.73	(0.15)	1.34	1.19	(1.10)	9.82	13.43		48,486	2.13		2.18		(1.55)		78
Class Y
Six months ended 02/28/17	9.49	(0.03)	0.85	0.82	(0.17)	10.14	8.77		80,283	1.16	(e)	1.16	(e)	(0.67	)(e)	26%
Year ended 08/31/16	11.02	(0.06)	(0.02)	(0.08)	(1.45)	9.49	(0.39)		75,188	1.11		1.12		(0.64)		39
Year ended 08/31/15	12.20	(0.07)	0.64	0.57	(1.75)	11.02	5.51		97,497	1.07		1.07		(0.60)		63
Year ended 08/31/14	12.50	(0.07)	1.66	1.59	(1.89)	12.20	13.42		114,973	1.07		1.07		(0.60)		79
Year ended 08/31/13	11.06	(0.05)	2.62	2.57	(1.13)	12.50	25.67		163,072	1.07		1.08		(0.47)		70
Year ended 08/31/12	10.72	(0.06)	1.50	1.44	(1.10)	11.06	14.60		206,367	1.13		1.18		(0.55)		78
Class R5
Six months ended 02/28/17	9.57	(0.02)	0.87	0.84	(0.17)	10.24	8.91		2,722	0.99	(e)	0.99	(e)	(0.50	)(e)	26%
Year ended 08/31/16	11.08	(0.04)	(0.02)	(0.06)	(1.45)	9.57	(0.18)		1,698	0.91		0.92		(0.44)		39
Year ended 08/31/15	12.23	(0.05)	0.65	0.60	(1.75)	11.08	5.77		6,784	0.94		0.94		(0.47)		63
Year ended 08/31/14	12.52	(0.05)	1.65	1.60	(1.89)	12.23	13.49		45,126	0.94		0.94		(0.47)		79
Year ended 08/31/13(h)	11.48	(0.04)	2.21	2.17	(1.13)	12.52	21.25		44,037	0.93	(i)	0.94	(i)	(0.33	)(i)	70
Class R6
Six months ended 02/28/17	9.59	(0.02)	0.86	0.84	(0.17)	10.26	8.89		78,240	0.92	(e)	0.92	(e)	(0.43	)(e)	26%
Year ended 08/31/16	11.09	(0.04)	(0.01)	(0.05)	(1.45)	9.59	(0.08)		73,299	0.86		0.87		(0.39)		39
Year ended 08/31/15	12.25	(0.04)	0.63	0.59	(1.75)	11.09	5.66		76,687	0.85		0.85		(0.38)		63
Year ended 08/31/14	12.52	(0.04)	1.66	1.62	(1.89)	12.25	13.67		109,145	0.84		0.84		(0.37)		79
Year ended 08/31/13(h)	11.48	(0.03)	2.20	2.17	(1.13)	12.52	21.25		68,425	0.83	(i)	0.84	(i)	(0.23	)(i)	70

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest, which were less than $0.005 per share for the fiscal year ended August 31, 2012.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $411,878, $4,016, $43,797, $76,751, $1,895, and $74,364 for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.25% for the six months ended February 28, 2017 and for each of the years ended August 31, 2016, 2015, 2014, 2013 and 2012, respectively.
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.97% for the six months ended February 28, 2017 and the year ended August 31, 2016, respectively.
(h)	Commencement date of September 24, 2012 for Class R5 and Class R6 shares, respectively.
(i)	Annualized.

16                         Invesco  Small Cap Discovery Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2016 through February 28, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/17)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/17)	Expenses Paid During Period[2]
A	$1,000.00	$1,086.50	$7.29	$1,017.80	$7.05	1.41%
B	1,000.00	1,086.20	7.29	1,017.80	7.05	1.41
C	1,000.00	1,083.50	11.00	1,014.23	10.64	2.13
Y	1,000.00	1,088.80	6.01	1,019.04	5.81	1.16
R5	1,000.00	1,088.00	5.13	1,019.89	4.96	0.99
R6	1,000.00	1,088.90	4.76	1,020.23	4.61	0.92

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2016 through February 28, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco  Small Cap Discovery Fund

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074                      Invesco Distributors, Inc.                                                                             VK-SCD-SAR-1             04122017      0900

Semiannual Report to Shareholders	February 28, 2017

Invesco Strategic Real Return Fund
Nasdaq:
A: SRRAX ∎ C: SRRCX ∎ R: SRRQX ∎ Y: SRRYX ∎ R5: SRRFX ∎ R6: SRRSX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
13	Financial Statements
15	Notes to Financial Statements
22	Financial Highlights
23	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 8/31/16 to 2/28/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.98%
Class C Shares	1.50
Class R Shares	1.86
Class Y Shares	2.01
Class R5 Shares	2.01
Class R6 Shares	2.11
The BofA Merrill Lynch Current 10 Year Treasury Index▼ (Broad Market Index)	-6.17
Custom Invesco Strategic Real Return Index∎ (Style-Specific Index)	2.30
Lipper Inflation Protected Bond Funds Index◆(Peer Group Index)	0.06
Source(s): ▼Bloomberg L.P.; ∎Invesco, Bloomberg L.P., FactSet Research Systems Inc., S&P Dow Jones Indices LLC; ◆Lipper Inc.

The BofA Merrill Lynch Current 10 Year Treasury Index is composed of the most recently issued 10-year US Treasury note.

    The Custom Invesco Strategic Real Return Index consists of 45% The BofA Merrill Lynch US Inflation-Linked Treasury Index, 30% S&P/LSTA Leveraged Loan Total Return Index and 25% The BofA Merrill Lynch US High Yield Constrained Index.

    The Lipper Inflation Protected Bond Funds Index is an unmanaged index considered representative of inflation protected bond funds tracked by Lipper.

    The BofA Merrill Lynch US Inflation-Linked Treasury Index tracks the performance of US dollar denominated inflation-linked sovereign debt publicly issued by the US government in its domestic market.

    The S&P/LSTA Leveraged Loan Total Return Index is a market value-weighted index designed to measure the performance of the US leveraged loan market based on market weightings, spreads and interest payments.

    The BofA Merrill Lynch US High Yield Constrained Index contains all securities in The BofA Merill Lynch US High Yield Index but caps issuer exposure at 2%.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

    Merrill Lynch, Pierce, Fenner & Smith Incorporated and its affiliates (“BofAML”) indices and related information, the name “Bank of America Merrill Lynch,” and related trademarks, are intellectual property licensed from BofAML, and may not be copied, used or distributed without BofAML’s prior written approval. The licensee’s products have not been passed on as to their legality or suitability, and are not regulated, issued, endorsed, sold, guaranteed or promoted by BofAML.

    BOFAML MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE INDICES, ANY RELATED INFORMATION, ITS TRADEMARKS, OR THE PRODUCT(S) (INCLUDING WITHOUT LIMITATION, THEIR QUALITY, ACCURACY, SUITABILITY AND/OR COMPLETENESS).

 For more information about your Fund

 Read the most recent quarterly commentary from your Fund’s portfolio managers by  visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your  Fund; then click on its name to access its product detail page. There, you can learn  more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals  share their insights about market and economic news and trends.

2                      Invesco Strategic Real Return Fund

Average Annual Total Returns
As of 2/28/17, including maximum applicable sales charges

Class A Shares
Inception (4/30/14)	1.47%
1 Year	6.44

Class C Shares
Inception (4/30/14)	1.61%
1 Year	7.40

Class R Shares
Inception (4/30/14)	2.14%
1 Year	8.94

Class Y Shares
Inception (4/30/14)	2.64%
1 Year	9.48

Class R5 Shares
Inception (4/30/14)	2.64%
1 Year	9.48

Class R6 Shares
Inception (4/30/14)	2.68%
1 Year	9.60

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.82%, 1.57%, 1.07%, 0.57%, 0.57%, and 0.57%, respectively.1,2,3 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 2.57%, 3.32%, 2.82%, 2.32%, 2.37% and 2.37%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Average Annual Total Returns
As of 12/31/16, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (4/30/14)	0.95%
1 Year	5.04

Class C Shares
Inception (4/30/14)	1.15%
1 Year	5.97

Class R Shares
Inception (4/30/14)	1.64%
1 Year	7.39

Class Y Shares
Inception (4/30/14)	2.18%
1 Year	8.04

Class R5 Shares
Inception (4/30/14)	2.18%
1 Year	8.03

Class R6 Shares
Inception (4/30/14)	2.18%
1 Year	8.03

    Class A share performance reflects the maximum 2.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.23%.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least December 31, 2017. See current prospectus for more information.
3	Total annual Fund operating expenses after any contractual fee waivers by the adviser in effect through at least June 30, 2018. See current prospectus for more information.

3                      Invesco Strategic Real Return Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco Strategic Real Return Fund

Schedule of Investments(a)

February 28, 2017

(Unaudited)

	Principal Amount	Value
U.S. Treasury Securities–44.66%
U.S. Treasury Bills–0.02%
0.61%, 05/11/2017(b)(c)	$5,000	$4,995

U.S. Treasury Inflation — Indexed Notes–30.52%(d)
0.13%, 04/15/2018	417,664	423,815
1.38%, 07/15/2018	137,486	142,950
2.13%, 01/15/2019	135,052	143,106
0.13%, 04/15/2019	422,233	430,552
1.88%, 07/15/2019	141,565	151,406
1.38%, 01/15/2020	169,032	179,006
0.13%, 04/15/2020	413,617	421,368
1.25%, 07/15/2020	293,366	312,028
1.13%, 01/15/2021	333,526	352,603
0.13%, 04/15/2021	375,987	381,301
0.63%, 07/15/2021	312,038	325,147
0.13%, 01/15/2022	357,021	361,292
0.13%, 07/15/2022	354,118	358,769
0.13%, 01/15/2023	344,850	346,534
0.38%, 07/15/2023	341,565	349,096
0.63%, 01/15/2024	349,939	360,845
0.13%, 07/15/2024	339,808	339,043
0.25%, 01/15/2025	342,186	341,428
0.38%, 07/15/2025	341,359	344,428
0.63%, 01/15/2026	350,673	359,490
0.13%, 07/15/2026	299,746	294,654
0.38%, 01/15/2027	106,999	107,366
		6,826,227

U.S. Treasury Inflation — Indexed Bonds–14.12%(d)
2.38%, 01/15/2025	291,256	338,625
2.00%, 01/15/2026	197,910	226,384
2.38%, 01/15/2027	159,584	190,299
1.75%, 01/15/2028	146,474	167,113
3.63%, 04/15/2028	205,993	276,370
2.50%, 01/15/2029	127,631	157,610
3.88%, 04/15/2029	230,572	322,313
3.38%, 04/15/2032	54,270	77,120
2.13%, 02/15/2040	136,610	174,279
2.13%, 02/15/2041	212,554	272,767
0.75%, 02/15/2042	203,648	198,342
0.63%, 02/15/2043	198,679	187,420
1.38%, 02/15/2044	193,819	217,319
0.75%, 02/15/2045	189,118	183,352
1.00%, 02/15/2046	164,497	169,993
		3,159,306
Total U.S. Treasury Securities (Cost $9,912,307)		9,990,528

	Shares	Value
Common Stocks–29.80%
Fixed-Income Funds–29.80%
Invesco Floating Rate Fund–Class R6 (Cost $6,840,483)(e)	876,046	$6,666,706

	Principal Amount
Bonds and Notes–21.78%
Aerospace & Defense–0.41%
Bombardier Inc. (Canada), Sr. Unsec. Notes,
6.00%, 10/15/2022(f)	$11,000	11,041
7.50%, 03/15/2025(f)	8,000	8,340
KLX Inc., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2022(f)	17,000	17,978
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2022(f)	12,000	12,360
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes,
6.50%, 07/15/2024	4,000	4,120
6.50%, 05/15/2025	38,000	38,997
		92,836

Agricultural & Farm Machinery–0.10%
Titan International Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.88%, 10/01/2020	23,000	23,575

Alternative Carriers–0.13%
Level 3 Financing, Inc.,
Sr. Unsec. Gtd. Global Notes, 5.38%, 05/01/2025	14,000	14,525
Sr. Unsec. Gtd. Notes, 5.25%, 03/15/2026(f)	14,000	14,210
		28,735

Apparel Retail–0.33%
Gap, Inc. (The), Sr. Unsec. Global Bonds, 5.95%, 04/12/2021	10,000	10,673
Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/2021(f)	20,000	20,450
L Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/2022	31,000	32,821
6.75%, 07/01/2036	2,000	1,925
6.88%, 11/01/2035	8,000	7,730
		73,599

Asset Management & Custody Banks–0.40%
First Data Corp.,
Sr. Sec. Gtd. First Lien Notes, 5.00%, 01/15/2024(f)	8,000	8,220
Sr. Unsec. Gtd. Notes, 7.00%, 12/01/2023(f)	33,000	35,434
Prime Security Services Borrower, LLC/Prime Finance, Inc., Sec. Gtd. Second Lien Notes, 9.25%, 05/15/2023(f)	32,000	35,160

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Strategic Real Return Fund

	Principal Amount	Value
Asset Management & Custody Banks–(continued)
Team Health Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.38%, 02/01/2025(f)	$10,000	$9,975
		88,789

Auto Parts & Equipment–0.07%
Dana Inc., Sr. Unsec. Notes, 5.38%, 09/15/2021	15,000	15,581

Broadcasting–0.60%
AMC Networks Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 04/01/2024	13,000	13,187
Clear Channel Worldwide Holdings, Inc.,
Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/2022	14,000	14,560
Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/2020	23,000	23,288
iHeartCommunications, Inc., Sr. Sec. Gtd. First Lien Global Notes, 9.00%, 12/15/2019	31,000	27,241
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/2024	22,000	23,650
Nexstar Escrow Corp., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(f)	16,000	16,440
Tribune Media Co., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/15/2022	16,000	16,400
		134,766

Building Products–0.23%
Allegion PLC, Sr. Unsec. Gtd. Notes, 5.88%, 09/15/2023	17,000	18,312
Builders FirstSource, Inc., Sr. Unsec. Gtd. Notes, 10.75%, 08/15/2023(f)	11,000	12,774
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/2021	19,000	19,712
		50,798

Cable & Satellite–1.73%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Notes, 5.75%, 02/15/2026(f)	75,000	80,775
CSC Holdings LLC, Sr. Unsec. Global Notes, 6.75%, 11/15/2021	50,000	55,125
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 11/15/2024	70,000	74,900
Dish Network Corp., Sr. Unsec. Conv. Notes, 3.38%, 08/15/2026(f)	100,000	120,875
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes,
7.25%, 04/01/2019	5,000	4,812
7.25%, 10/15/2020	15,000	13,950
Sirius XM Radio Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2025(f)	13,000	13,325
5.38%, 07/15/2026(f)	23,000	23,489
		387,251

Casinos & Gaming–0.44%
Boyd Gaming Corp, Sr. Unsec. Gtd. Global Notes, 6.38%, 04/01/2026	6,000	6,495
6.88%, 05/15/2023	24,000	25,950

	Principal Amount	Value
Casinos & Gaming–(continued)
MGM Resorts International, Sr. Unsec. Gtd. Notes, 4.63%, 09/01/2026	$7,000	$6,869
7.75%, 03/15/2022	40,000	46,800
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2025(f)	13,000	13,227
		99,341

Commercial Printing–0.09%
Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/2022(f)	20,000	21,000

Commodity Chemicals–0.17%
Koppers Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2025(f)	12,000	12,540
Tronox Finance LLC, Sr. Unsec. Gtd. Global Notes, 6.38%, 08/15/2020	15,000	15,300
Valvoline Inc., Sr. Unsec. Gtd. Notes, 5.50%, 07/15/2024(f)	10,000	10,575
		38,415

Communications Equipment–0.27%
CommScope Technologies Finance LLC, Sr. Unsec. Gtd. Notes, 6.00%, 06/15/2025(f)	33,000	35,475
Hughes Satellite Systems Corp.,
Sr. Sec. Gtd. First Lien Notes, 5.25%, 08/01/2026(f)	6,000	6,128
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	17,000	18,955
		60,558

Construction & Engineering–0.04%
AECOM, Sr. Unsec. Gtd. Notes, 5.13%, 03/15/2027(f)	8,000	8,170

Construction Machinery & Heavy Trucks–0.67%
Commercial Vehicle Group Inc., Sec. Gtd. Second Lien Global Notes, 7.88%, 04/15/2019	25,000	25,312
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/2024	50,000	51,875
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/2025	58,000	60,320
Terex Corp., Sr. Unsec. Gtd. Notes, 5.63%, 02/01/2025(f)	13,000	13,358
		150,865

Construction Materials–0.05%
Standard Industries Inc., Sr. Unsec. Notes, 5.00%, 02/15/2027(f)	12,000	12,255

Consumer Finance–0.35%
Ally Financial Inc., Sr. Unsec. Global Notes,
4.63%, 03/30/2025	25,000	25,531
5.13%, 09/30/2024	50,000	52,875
		78,406

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Strategic Real Return Fund

	Principal Amount	Value
Copper–0.19%
First Quantum Minerals Ltd. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 02/15/2021(f)	$20,000	$20,900
Freeport-McMoRan Inc., Sr. Unsec. Gtd. Global Notes, 5.40%, 11/14/2034	25,000	21,969
		42,869

Diversified Banks–0.45%
Bank of America Corp., Series K, Jr. Unsec. Sub. Global Notes, 8.00%(g)	5,000	5,200
Citigroup Inc.,
Series R, Jr. Unsec. Sub. Global Notes, 6.13%(g)	10,000	10,675
Series T, Jr. Unsec. Sub. Global Notes, 6.25%(g)	17,000	18,445
JPMorgan Chase & Co., Series 1, Jr. Unsec. Sub. Global Notes, 7.90%(g)	10,000	10,450
Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Global Bonds, 6.13%, 12/15/2022	7,000	7,428
Unsec. Sub. Global Notes, 6.00%, 12/19/2023	45,000	47,976
		100,174

Diversified Chemicals–0.17%
Chemours Co. (The), Sr. Unsec. Gtd. Global Notes,
6.63%, 05/15/2023	30,000	32,212
7.00%, 05/15/2025	6,000	6,548
		38,760

Diversified Metals & Mining–0.27%
HudBay Minerals, Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.63%, 01/15/2025(f)	23,000	25,185
Teck Resources Ltd. (Canada),
Sr. Unsec. Gtd. Global Notes, 4.75%, 01/15/2022	9,000	9,360
Sr. Unsec. Notes, 6.13%, 10/01/2035	25,000	26,000
		60,545

Electric Utilities–0.39%
NextEra Energy, Inc., Series H, Conv. Investment Units, 6.37%, 09/01/2018	1,300	79,352
Southern Co. (The), Series B, Jr. Unsec. Sub. Global Notes, 5.50%, 03/15/2057	7,000	7,350
		86,702

Electrical Components & Equipment–0.20%
EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/2023(f)	8,000	8,160
Sensata Technologies B.V., Sr. Unsec. Gtd. Notes, 5.00%, 10/01/2025(f)	35,000	35,656
		43,816

Environmental & Facilities Services–0.05%
Advanced Disposal Services, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 11/15/2024(f)	11,000	11,275

	Principal Amount	Value
Financial Exchanges & Data–0.09%
MSCI Inc., Sr. Unsec. Gtd. Notes, 5.25%, 11/15/2024(f)	$20,000	$21,175

Food Distributors–0.13%
US Foods, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 06/15/2024(f)	27,000	28,350

Gas Utilities–0.43%
AmeriGas Partners, L.P./ AmeriGas Finance Corp., Sr. Unsec. Global Notes,
5.63%, 05/20/2024	15,000	15,600
5.88%, 08/20/2026	17,000	17,680
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/2021	25,000	24,562
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	37,000	37,555
		95,397

General Merchandise Stores–0.07%
Dollar Tree, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 03/01/2023	14,000	14,928

Health Care Equipment–0.04%
Hill-Rom Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/15/2025(f)	10,000	10,088

Health Care Facilities–1.01%
Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes, 6.50%, 03/01/2024	15,000	15,975
Community Health Systems, Inc.,
Sr. Sec. Gtd. First Lien Global Notes, 5.13%, 08/01/2021	5,000	4,950
Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2022	8,000	7,080
HCA, Inc.,
Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/2025	60,000	64,275
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/2025	10,000	10,500
5.88%, 02/15/2026	15,000	16,125
HealthSouth Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/15/2025	15,000	15,262
LifePoint Health, Inc., Sr. Unsec. Gtd. Notes,
5.38%, 05/01/2024(f)	14,000	14,070
5.88%, 12/01/2023	3,000	3,098
Tenet Healthcare Corp.,
Sec. Gtd. Second Lien Notes, 7.50%, 01/01/2022(f)	3,000	3,259
Sr. Unsec. Global Notes, 6.75%, 06/15/2023	14,000	13,930
8.00%, 08/01/2020	31,000	31,852
8.13%, 04/01/2022	10,000	10,550
Universal Health Services, Inc, Sr. Sec. Gtd. First Lien Notes, 5.00%, 06/01/2026(f)	15,000	15,469
		226,395

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Strategic Real Return Fund

	Principal Amount	Value
Health Care Services–0.46%
AMN Healthcare, Inc., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/2024(f)	$10,000	$10,200
DaVita Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/2025	34,000	34,340
MEDNAX, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2023(f)	22,000	22,770
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 7.13%, 06/01/2024(f)	33,000	35,599
		102,909

Home Improvement Retail–0.11%
Hillman Group Inc. (The), Sr. Unsec. Gtd. Notes, 6.38%, 07/15/2022(f)	25,000	24,188

Homebuilding–0.45%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/2021(f)	20,000	20,100
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/2021	26,000	26,942
CalAtlantic Group Inc., Sr. Unsec. Gtd. Notes, 5.38%, 10/01/2022	20,000	21,100
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes,
6.00%, 06/01/2025	13,000	13,585
7.15%, 04/15/2020	5,000	5,519
Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2023(f)	12,000	12,690
		99,936

Household Products–0.20%
Reynolds Group Issuer Inc./LLC (New Zealand),
Sr. Sec. Gtd. First Lien Notes, 5.13%, 07/15/2023(f)	13,000	13,471
Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(f)	2,000	2,155
Spectrum Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 07/15/2025	13,000	13,910
Springs Industries, Inc., Sr. Sec. Global Notes, 6.25%, 06/01/2021	14,000	14,543
		44,079

Independent Power Producers & Energy Traders–0.49%
AES Corp. (The), Sr. Unsec. Notes, 5.50%, 04/15/2025	59,000	60,032
Calpine Corp., Sr. Unsec. Global Notes, 5.50%, 02/01/2024	19,000	18,953
NRG Energy, Inc.,
Sr. Unsec. Gtd. Global Notes, 6.25%, 05/01/2024	8,000	8,060
Sr. Unsec. Gtd. Notes, 6.63%, 01/15/2027(f)	22,000	21,780
		108,825

Integrated Oil & Gas–0.05%
California Resources Corp., Sec. Gtd. Second Lien Notes, 8.00%, 12/15/2022(f)	12,000	10,260

	Principal Amount	Value
Integrated Telecommunication Services–1.03%
CenturyLink, Inc., Series Y, Sr. Unsec. Global Notes, 7.50%, 04/01/2024	$14,000	$15,067
Cincinnati Bell Inc., Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(f)	11,000	11,660
Frontier Communications Corp., Sr. Unsec. Global Notes, 8.88%, 09/15/2020	5,000	5,331
10.50%, 09/15/2022	15,000	15,694
11.00%, 09/15/2025	13,000	13,098
GCI, Inc., Sr. Unsec. Global Notes, 6.88%, 04/15/2025	13,000	13,553
SBA Communications Corp., Sr. Unsec. Notes, 4.88%, 09/01/2024(f)	22,000	22,000
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Bonds, 6.84%, 04/28/2023	125,000	133,437
		229,840

Leisure Facilities–0.07%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 06/01/2024	15,000	15,600

Managed Health Care–0.03%
Centene Corp., Sr. Unsec. Notes, 4.75%, 01/15/2025	7,000	7,236

Marine–0.07%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. First Lien Mortgage Notes, 8.13%, 11/15/2021(f)	17,000	15,300

Metal & Glass Containers–0.15%
Ball Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 07/01/2025	10,000	10,613
Berry Plastics Corp., Sec. Gtd. Second Lien Notes, 5.50%, 05/15/2022	23,000	24,035
		34,648

Mortgage REIT’s–0.49%
Starwood Property Trust, Inc., Sr. Unsec. Conv. Notes, 4.55%, 03/01/2018	100,000	110,250

Movies & Entertainment–0.29%
AMC Entertainment Holdings, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.75%, 06/15/2025	25,000	26,000
Lions Gate Entertainment Corp., Sr. Unsec. Gtd. Notes, 5.88%, 11/01/2024(f)	14,000	14,438
Pinnacle Entertainment, Inc., Sr. Unsec. Notes, 5.63%, 05/01/2024(f)	25,000	25,531
		65,969

Oil & Gas Drilling–0.15%
Ensco PLC, Sr. Unsec. Global Notes, 4.50%, 10/01/2024	14,000	12,093

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Strategic Real Return Fund

	Principal Amount	Value
Oil & Gas Drilling–(continued)
Precision Drilling Corp. (Canada),
Sr. Unsec. Gtd. Global Notes, 5.25%, 11/15/2024	$10,000	$9,950
Sr. Unsec. Gtd. Notes, 7.75%, 12/15/2023(f)	3,000	3,270
Transocean Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/2031	10,000	9,050
		34,363

Oil & Gas Equipment & Services–0.11%
SESI, L.L.C., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/2021	13,000	13,390
Weatherford International Ltd., Sr. Unsec. Gtd. Notes,
6.50%, 08/01/2036	7,000	6,493
8.25%, 06/15/2023	5,000	5,425
		25,308

Oil & Gas Exploration & Production–1.62%
Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/01/2023	29,000	29,435
Callon Petroleum Co., Sr. Unsec. Gtd. Notes, 6.13%, 10/01/2024(f)	17,000	17,807
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 3.80%, 06/01/2024	20,000	18,700
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/2022	15,000	12,525
Gulfport Energy Corp., Sr. Unsec. Gtd. Notes, 6.00%, 10/15/2024(f)	23,000	22,942
Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/2024	44,000	47,245
Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/2023	19,000	19,380
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Gtd. Notes, 6.25%, 06/01/2024(f)	18,000	19,035
QEP Resources, Inc., Sr. Unsec. Notes, 6.88%, 03/01/2021	19,000	20,235
Range Resources Corp., Sr. Unsec. Gtd. Global Notes, 4.88%, 05/15/2025	24,000	22,860
Rice Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/01/2023	11,000	11,633
RSP Permian, Inc.,
Sr. Unsec. Gtd. Global Notes, 6.63%, 10/01/2022	21,000	22,260
Sr. Unsec. Gtd. Notes, 5.25%, 01/15/2025(f)	9,000	9,248
Southwestern Energy Co., Sr. Unsec. Global Notes, 4.10%, 03/15/2022	39,000	35,002
Whiting Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/2023	23,000	23,144
WildHorse Resource Development Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/2025(f)	17,000	16,830
WPX Energy Inc., Sr. Unsec. Notes, 5.25%, 09/15/2024	14,000	13,720
		362,001

	Principal Amount	Value
Oil & Gas Refining & Marketing–0.11%
Tesoro Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 04/01/2024	$24,000	$25,080

Oil & Gas Storage & Transportation–1.32%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Sr. Unsec. Gtd. Notes, 5.38%, 09/15/2024(f)	21,000	21,473
Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.88%, 01/15/2024	38,000	40,992
Holly Energy Partners L.P./Holly Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 08/01/2024(f)	25,000	26,375
MPLX LP, Sr. Unsec. Global Notes, 4.88%, 06/01/2025	22,000	23,499
NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.13%, 03/01/2025(f)	18,000	18,045
Sabine Pass Liquefaction, LLC, Sr. Sec. First Lien Global Notes, 5.63%, 03/01/2025	43,000	47,434
Targa Resources Partners L.P./ Targa Resources Partners Finance Corp.,
Sr. Unsec. Gtd. Global Bonds, 5.25%, 05/01/2023	17,000	17,659
Sr. Unsec. Gtd. Notes, 5.13%, 02/01/2025(f)	18,000	18,720
Tesoro Logistics L.P./Tesoro Logistics Finance Corp.,
Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/2024	50,000	54,625
Sr. Unsec. Gtd. Notes, 5.25%, 01/15/2025	4,000	4,220
Willams Cos. Inc. (The), Sr. Unsec. Global Notes, 4.55%, 06/24/2024	22,000	22,380
		295,422

Packaged Foods & Meats–0.38%
JBS USA Lux S.A./JBS USA Finance Inc. (Brazil), Sr. Unsec. Gtd. Notes, 5.75%, 06/15/2025(f)	38,000	39,330
Lamb Weston Holdings, Inc., Sr. Unsec. Gtd. Notes, 4.63%, 11/01/2024(f)	13,000	13,260
TreeHouse Foods, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2024(f)	30,000	31,762
		84,352

Paper Packaging–0.06%
Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.88%, 11/15/2022	14,000	14,543

Paper Products–0.14%
Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 4.50%, 02/01/2023	11,000	10,835
Mercer International Inc. (Canada), Sr. Unsec. Notes, 6.50%, 02/01/2024(f)	4,000	4,080
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/2020	15,000	15,431
		30,346

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Strategic Real Return Fund

	Principal Amount	Value
Pharmaceuticals–0.23%
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes,
5.50%, 03/01/2023(f)	$25,000	$20,250
5.88%, 05/15/2023(f)	5,000	4,075
REGS, Sr. Unsec. Gtd. Euro Notes,
6.13%, 04/15/2025(f)	35,000	28,000
		52,325

Regional Banks–0.36%
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/2022	75,000	79,687

Restaurants–0.20%
1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 6.00%, 04/01/2022(f)	20,000	20,925
Brinker International Inc., Sr. Unsec. Gtd. Notes, 5.00%, 10/01/2024(f)	10,000	9,878
Carrols Restaurant Group, Inc., Sec. Gtd. Second Lien Global Notes, 8.00%, 05/01/2022	12,000	12,960
		43,763

Semiconductors–0.11%
Micron Technology, Inc., Sr. Unsec. Global Notes, 5.50%, 02/01/2025	24,000	24,900

Specialized Consumer Services–0.10%
ServiceMaster Co., LLC (The), Sr. Unsec. Gtd. Notes,
5.13%, 11/15/2024(f)	8,000	8,160
Sr. Unsec. Notes, 7.45%, 08/15/2027	15,000	15,450
		23,610

Specialized Finance–0.21%
Aircastle Ltd., Sr. Unsec. Notes,
5.00%, 04/01/2023	8,000	8,430
5.50%, 02/15/2022	35,000	37,756
		46,186

Specialized REIT’s–0.91%
CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/2022	75,000	79,031
Equinix Inc., Sr. Unsec. Notes, 5.88%, 01/15/2026	43,000	46,117
GLP Capital LP/GLP Financing II Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2026	25,000	26,188
Lamar Media Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 02/01/2026	33,000	35,640
Rayonier A.M. Products Inc., Sr. Unsec. Gtd. Notes, 5.50%, 06/01/2024(f)	17,000	16,448
		203,424

Specialty Chemicals–0.43%
Ashland LLC, Sr. Unsec. Gtd. Global Notes, 4.75%, 08/15/2022	16,000	16,680
GCP Applied Technologies Inc., Sr. Unsec. Gtd. Notes, 9.50%, 02/01/2023(f)	15,000	17,100

	Principal Amount	Value
Specialty Chemicals–(continued)
Kraton Polymers LLC/Kraton Polymers Capital Corp., Sr. Unsec. Gtd. Notes, 10.50%, 04/15/2023(f)	$17,000	$19,295
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/2023	30,000	31,050
PQ Corp., Sr. Sec. Gtd. First Lien Notes, 6.75%, 11/15/2022(f)	11,000	11,921
		96,046

Steel–0.48%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 7.75%, 10/15/2039	13,000	15,113
FMG Resources (August 2006) Pty. Ltd. (Australia),
Sr. Sec. Gtd. Notes, 9.75%, 03/01/2022(f)	10,000	11,600
Sr. Unsec. Gtd. Notes, 6.88%, 04/01/2022(f)	30,000	31,087
Steel Dynamics, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 12/15/2026(f)	24,000	24,840
United States Steel Corp.,
Sr. Unsec. Global Notes, 7.50%, 03/15/2022	13,000	13,585
Sr. Unsec. Notes, 6.88%, 04/01/2021	10,000	10,325
		106,550

Systems Software–0.02%
Symantec Corp., Sr. Unsec. Notes, 5.00%, 04/15/2025(f)	4,000	4,120

Technology Distributors–0.02%
CDW LLC/CDW Finance Corp., Sr. Unsec. Gtd. Notes, 5.00%, 09/01/2025	4,000	4,070

Technology Hardware, Storage & Peripherals–0.46%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 06/15/2024(f)	57,000	63,199
Western Digital Corp.,
Sr. Sec. Gtd. First Lien Notes, 7.38%, 04/01/2023(f)	25,000	27,398
Sr. Unsec. Gtd. Global Notes, 10.50%, 04/01/2024	10,000	11,750
		102,347

Tobacco–0.05%
Alliance One International, Inc., Sr. Sec. Gtd. First Lien Notes, 8.50%, 04/15/2021(f)	10,000	10,275

Trading Companies & Distributors–0.25%
BMC East, LLC, Sr. Sec. Gtd. First Lien Notes, 5.50%, 10/01/2024(f)	14,000	14,490
Herc Rentals Inc., Sec. Gtd. Second Lien Notes, 7.75%, 06/01/2024(f)	8,000	8,840
United Rentals North America, Inc.,
Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2025	18,000	19,035
Sr. Unsec. Gtd. Notes, 5.50%, 05/15/2027	13,000	13,325
		55,690

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Strategic Real Return Fund

	Principal Amount	Value
Trucking–0.19%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/2025(f)	$20,000	$19,250
Kenan Advantage Group Inc. (The), Sr. Unsec. Notes, 7.88%, 07/31/2023(f)	23,000	23,978
		43,228

Wireless Telecommunication Services–0.41%
Sprint Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 09/15/2021	23,000	25,127
7.63%, 02/15/2025	10,000	11,175
7.88%, 09/15/2023	49,000	54,635
		90,937
Total Bonds and Notes (Cost $4,639,359)		4,873,027

	Shares
Preferred Stocks–2.14%
Agricultural Products–0.20%
Bunge Ltd., $4.88, Conv. Pfd.	400	43,800

Asset Management & Custody Banks–0.19%
AMG Capital Trust II, $2.58, Jr. Unsec. Gtd. Sub. Conv. Pfd.	700	41,344

Diversified Banks–0.60%
Bank of America Corp., Series L, $72.50, Conv. Pfd.	55	65,450
Wells Fargo & Co., Class A, Series L, $75.00, Conv. Pfd.	55	67,375
		132,825

Health Care REIT’s–0.11%
Welltower Inc., Series I, $3.25, Conv. Pfd.	390	24,742

	Shares	Value
Internet Software & Services–0.11%
Mandatory Exchangeable Trust (China), $5.75, Sr. Sec. Conv. Pfd.(f)	205	$25,415

Managed Health Care–0.25%
Anthem Inc., $2.63, Conv. Pfd.	1,128	56,580

Oil & Gas Storage & Transportation–0.16%
Kinder Morgan, Inc., Series A, $4.88, Conv. Pfd.	750	36,525

Pharmaceuticals–0.28%
Teva Pharmaceutical Industries Ltd. (Israel), $70.00, Conv. Pfd.	100	62,405

Specialized REIT’s–0.24%
American Tower Corp., Series B, $5.50, Conv. Pfd.	500	54,045
Total Preferred Stocks (Cost $478,940)		477,681

Money Market Funds–0.70%
Government & Agency Portfolio–Institutional Class, 0.47%(h)	94,226	94,226
Treasury Portfolio–Institutional Class, 0.41%(h)	62,817	62,817
Total Money Market Funds (Cost $157,043)		157,043
TOTAL INVESTMENTS–99.08% (Cost $22,028,132)		22,164,985
OTHER ASSETS LESS LIABILITIES–0.92%		205,926
NET ASSETS–100.00%		$22,370,911

Investment Abbreviations:

Conv.	– Convertible
Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred
REGS	– Regulation S
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Strategic Real Return Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L and Note 4.
(d)	Principal amount of security and interest payments are adjusted for inflation. See Note I.
(e)	Invesco Floating Rate Fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The value of this security as of February 28, 2017 represented 29.80% of the Fund’s Net Assets. See Note 5.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2017 was $1,712,024, which represented 7.65% of the Fund’s Net Assets.
(g)	Perpetual bond with no specified maturity date.
(h)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of February 28, 2017.

Portfolio Composition

By security type, based on Net Assets

as of February 28, 2017

U.S. Treasury Securities	44.7%
Common Stocks	29.8
Bonds and Notes	21.8
Preferred Stocks	2.1
Money Market Funds Plus Other Assets Less Liabilities	1.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Strategic Real Return Fund

Statement of Assets and Liabilities

February 28, 2017

(Unaudited)

Assets:
Investments, at value (Cost $15,030,606)	$15,341,235
Investments in affiliates, at value (Cost $6,997,526)	6,823,750
Total investments, at value (Cost $22,028,132)	22,164,985
Receivable for:
Investments sold	151,246
Variation margin — futures contracts	31
Fund shares sold	144,452
Dividends and interest	118,053
Investment for trustee deferred compensation and retirement plans	5,887
Other assets	14,214
Total assets	22,598,868

Liabilities:
Payable for:
Investments purchased	168,729
Accrued fees to affiliates	7,550
Accrued trustees’ and officers’ fees and benefits	3,000
Accrued other operating expenses	42,791
Trustee deferred compensation and retirement plans	5,887
Total liabilities	227,957
Net assets applicable to shares outstanding	$22,370,911

Net assets consist of:
Shares of beneficial interest	$22,762,942
Undistributed net investment income	(95,495)
Undistributed net realized gain (loss)	(433,180)
Net unrealized appreciation	136,644
$22,370,911

Net Assets:
Class A	$11,907,776
Class C	$898,523
Class R	$122,726
Class Y	$9,168,504
Class R5	$9,741
Class R6	$263,641

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	1,224,044
Class C	92,433
Class R	12,617
Class Y	942,236
Class R5	1,001
Class R6	27,080
Class A:
Net asset value per share	$9.73
Maximum offering price per share
(Net asset value of $9.73 ÷ 97.50%)	$9.98
Class C:
Net asset value and offering price per share	$9.72
Class R:
Net asset value and offering price per share	$9.73
Class Y:
Net asset value and offering price per share	$9.73
Class R5:
Net asset value and offering price per share	$9.73
Class R6:
Net asset value and offering price per share	$9.74

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Strategic Real Return Fund

Statement of Operations

For the six months ended February 28, 2017

(Unaudited)

Investment income:
Interest	$177,002
Dividends from affiliates	145,893
Dividends (net of foreign withholding taxes of $543)	8,288
Total investment income	331,183

Expenses:
Advisory fees	40,069
Administrative services fees	24,795
Custodian fees	4,590
Distribution fees:
Class A	13,485
Class C	3,863
Class R	255
Transfer agent fees A,C, R and Y	6,139
Transfer agent fees — R5	5
Transfer agent fees — R6	14
Trustees’ and officers’ fees and benefits	9,858
Registration and filing fees	35,212
Licensing Fees	1,808
Reports to shareholders	7,498
Professional services fees	26,430
Other	8,383
Total expenses	182,404
Less: Fees waived and expenses reimbursed	(131,177)
Net expenses	51,227
Net investment income	279,956

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $224)	23,096
Futures contracts	(2,368)
20,728
Change in net unrealized appreciation (depreciation) of:
Investment securities	110,443
Futures contracts	(208)
110,235
Net realized and unrealized gain	130,963
Net increase in net assets resulting from operations	$410,919

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Strategic Real Return Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2017 and the year ended August 31, 2016

(Unaudited)

	February 28, 2017	August 31, 2016
Operations:
Net investment income	$279,956	$549,851
Net realized gain (loss)	20,728	(242,507)
Change in net unrealized appreciation	110,235	516,603
Net increase in net assets resulting from operations	410,919	823,947

Distributions to shareholders from net investment income:
Class A	(260,239)	(288,940)
Class C	(16,986)	(8,916)
Class R	(2,283)	(1,528)
Class Y	(210,120)	(235,320)
Class R5	(242)	(313)
Class R6	(736)	(313)
Total distributions from net investment income	(490,606)	(535,330)

Share transactions–net:
Class A	1,818,507	1,035,979
Class C	353,221	82,103
Class R	47,131	39,543
Class Y	1,588,151	286,958
Class R5	—	—
Class R6	252,964	—
Net increase in net assets resulting from share transactions	4,059,974	1,444,583
Net increase in net assets	3,980,287	1,733,200

Net assets:
Beginning of period	18,390,624	16,657,424
End of period (includes undistributed net investment income of $(95,495) and $115,155, respectively)	$22,370,911	$18,390,624

Notes to Financial Statements

February 28, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Strategic Real Return Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of fourteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to seek to mitigate the effects of unanticipated inflation and to provide current income.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

15                         Invesco Strategic Real Return Fund

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

16                         Invesco Strategic Real Return Fund

D.	Distributions — Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

17                         Invesco Strategic Real Return Fund

L.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
M.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $1 billion	0.40%
Next $2.5 billion	0.35%
Over $3.5 billion	0.33%

For the six months ended February 28, 2017, the effective advisory fees incurred by the Fund was 0.40%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2017 to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (including prior fiscal year-ended Acquired Fund Fees and Expenses of 0.23% and excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.82%, 1.57%, 1.07%, 0.57%, 0.57% and 0.57%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2018, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives on the Fund’s investments in certain affiliated funds.

For the six months ended February 28, 2017, the Adviser waived advisory fees of $40,069, reimbursed fund level expense of $84,951 and reimbursed class level expenses of $3,311, $237, $31, $2,559, $5 and $14 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

18                         Invesco Strategic Real Return Fund

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2017, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2017, IDI advised the Fund that IDI retained $2,159 in front-end sales commissions from the sale of Class A shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$7,184,972	$172,964	$—	$7,357,936
U.S. Treasury Securities	—	9,990,528	—	9,990,528
Corporate Debt Securities	—	4,816,521	—	4,816,521
	7,184,972	14,980,013		22,164,985
Futures Contracts*	(208)	—	—	(208)
Total Investments	$7,184,764	$14,980,013	$—	$22,164,777

*	Unrealized appreciation (depreciation).

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended February 28, 2017, the Fund engaged in securities sales of $18,372, which resulted in net realized gains of $224.

NOTE 5—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

Open Futures Contracts — Interest Rate Risk
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	Short	2	June-2017	$(249,159)	$(208)

19                         Invesco Strategic Real Return Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2017:

Value
Derivative Assets	Interest Rate Risk
Unrealized appreciation on futures contracts — Exchange-Traded(a)	$(208)
Derivatives not subject to master netting agreements	208
Total Derivative Assets subject to master netting agreements	$—

(a)	Includes cumulative appreciation on futures contracts. Only current day’s variation margin receivable is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended February 28, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain (Loss):
Futures contracts	$(2,368)
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(208)
Total	$(2,576)

The table below summarizes the average notional value of futures contracts agreements outstanding 3-months during the period.

Futures Contracts
Average notional value	$62,221

NOTE 6—Investments in Affiliates

The Fund’s Adviser and the adviser for Invesco Floating Rate Fund are subsidiaries of Invesco Ltd. and therefore, Invesco Floating Rate Fund is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Floating Rate Fund for the six months ended February 28, 2017.

	Value 08/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 02/28/17	Dividend Income
Invesco Floating Rate Fund	$5,558,524	$947,790	$—	$160,392	$—	$6,666,706	$145,339

NOTE 7—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund’s total assets.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

20                         Invesco Strategic Real Return Fund

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2016, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not Subject to Expiration	$229,410	$193,902	$423,312

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2017 was $2,474,580 and $459,313, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $4,016,283 and $2,356,819, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$283,768
Aggregate unrealized (depreciation) of investment securities	(249,305)
Net unrealized appreciation of investment securities	$34,463

Cost of investments for tax purposes is $22,130,522.

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended February 28, 2017(a)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	261,722	$2,539,940	270,704	$2,571,457
Class C	52,983	514,175	41,352	392,999
Class R	4,689	45,556	4,026	38,280
Class Y	200,233	1,947,094	31,509	303,454
Class R6	26,049	252,679	—	—

Issued as reinvestment of dividends:
Class A	8,152	78,431	7,271	68,375
Class C	1,584	15,205	909	8,553
Class R	215	2,065	134	1,263
Class Y	2,925	28,139	179	1,717
Class R6	51	494	—	—

Reacquired:
Class A	(82,193)	(799,864)	(170,511)	(1,603,853)
Class C	(18,368)	(176,159)	(33,763)	(319,449)
Class R	(51)	(490)	—	—
Class Y	(39,973)	(387,082)	(1,873)	(18,213)
Class R6	(21)	(209)	—	—
Net increase in share activity	417,997	$4,059,974	149,937	$1,444,583

(a)	There this entity that is record owner of more than 5% of the outstanding shares of the Fund and in the aggregate owns 18% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.
65% of the outstanding shares of the fund are owned by the Adviser or an affiliate of the Adviser.

21                         Invesco Strategic Real Return Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 02/28/17	$9.77	$0.13	$0.06	$0.19	$(0.23)	$9.73	1.98%	$11,908	0.59	%(e)	1.90	%(e)	2.72	%(e)	14%
Year ended 08/31/16	9.62	0.30	0.14	0.44	(0.29)	9.77	4.72	10,130	0.61		2.34		3.13		35
Year ended 08/31/15	10.11	0.26	(0.49)	(0.23)	(0.26)	9.62	(2.26)	8,936	0.60		2.25		2.71		25
Year ended 08/31/14(f)	10.00	0.14	0.10	0.24	(0.13)	10.11	2.44	7,880	0.59	(g)	2.87	(g)	4.21	(g)	13
Class C
Six months ended 02/28/17	9.77	0.09	0.05	0.14	(0.19)	9.72	1.50	899	1.34	(e)	2.65	(e)	1.97	(e)	14
Year ended 08/31/16	9.61	0.23	0.15	0.38	(0.22)	9.77	4.04	549	1.36		3.09		2.38		35
Year ended 08/31/15	10.10	0.19	(0.49)	(0.30)	(0.19)	9.61	(3.00)	459	1.35		3.00		1.96		25
Year ended 08/31/14(f)	10.00	0.12	0.09	0.21	(0.11)	10.10	2.14	54	1.34	(g)	3.62	(g)	3.46	(g)	13
Class R
Six months ended 02/28/17	9.77	0.12	0.06	0.18	(0.22)	9.73	1.86	123	0.84	(e)	2.15	(e)	2.47	(e)	14
Year ended 08/31/16	9.62	0.28	0.14	0.42	(0.27)	9.77	4.46	76	0.86		2.59		2.88		35
Year ended 08/31/15	10.11	0.24	(0.49)	(0.25)	(0.24)	9.62	(2.51)	35	0.85		2.50		2.46		25
Year ended 08/31/14(f)	10.00	0.14	0.10	0.24	(0.13)	10.11	2.37	10	0.84	(g)	3.12	(g)	3.96	(g)	13
Class Y
Six months ended 02/28/17	9.78	0.14	0.05	0.19	(0.24)	9.73	2.01	9,169	0.34	(e)	1.65	(e)	2.97	(e)	14
Year ended 08/31/16	9.62	0.32	0.15	0.47	(0.31)	9.78	5.09	7,616	0.36		2.09		3.38		35
Year ended 08/31/15	10.11	0.29	(0.49)	(0.20)	(0.29)	9.62	(2.02)	7,209	0.35		2.00		2.96		25
Year ended 08/31/14(f)	10.00	0.15	0.10	0.25	(0.14)	10.11	2.50	7,563	0.34	(g)	2.62	(g)	4.46	(g)	13
Class R5
Six months ended 02/28/17	9.78	0.14	0.05	0.19	(0.24)	9.73	2.01	10	0.34	(e)	1.68	(e)	2.97	(e)	14
Year ended 08/31/16	9.62	0.32	0.15	0.47	(0.31)	9.78	5.09	10	0.35		2.14		3.39		35
Year ended 08/31/15	10.11	0.29	(0.49)	(0.20)	(0.29)	9.62	(2.02)	10	0.35		2.07		2.96		25
Year ended 08/31/14(f)	10.00	0.15	0.10	0.25	(0.14)	10.11	2.50	10	0.34	(g)	2.68	(g)	4.46	(g)	13
Class R6
Six months ended 02/28/17	9.78	0.14	0.06	0.20	(0.24)	9.74	2.11	264	0.34	(e)	1.68	(e)	2.97	(e)	14
Year ended 08/31/16	9.62	0.32	0.15	0.47	(0.31)	9.78	5.09	10	0.35		2.14		3.39		35
Year ended 08/31/15	10.11	0.29	(0.49)	(0.20)	(0.29)	9.62	(2.02)	10	0.35		2.07		2.96		25
Year ended 08/31/14(f)	10.00	0.15	0.10	0.25	(0.14)	10.11	2.50	10	0.34	(g)	2.68	(g)	4.46	(g)	13

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that your Fund bears indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.23%, 0.23%, 0.22% and 0.21%, for the six-month period ended February 28, 2017, the years ended August 31, 2016 and 2015, and for the period April 30, (commencement date) through August 31, 2014, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $10,877, $779, $103, $8,404, $10 and $28 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of April 30, 2014.
(g)	Annualized.

22                         Invesco Strategic Real Return Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2016 through February 28, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/17)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/17)	Expenses Paid During Period[2]
A	$1,000.00	$1,019.80	$2.95	$1,021.87	$2.96	0.59%
C	1,000.00	1,015.00	6.69	1,018.15	6.71	1.34
R	1,000.00	1,018.60	4.20	1,020.63	4.21	0.84
Y	1,000.00	1,020.10	1.70	1,023.11	1.71	0.34
R5	1,000.00	1,020.10	1.70	1,023.11	1.71	0.34
R6	1,000.00	1,021.10	1.70	1,023.11	1.71	0.34

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2016 through February 28, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

23                         Invesco Strategic Real Return Fund

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

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∎ Fund reports and prospectuses

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074                      Invesco Distributors, Inc.                                                                             SRR-SAR-1             04272017      1407

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it or certain affiliates and covered persons receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it and certain affiliates and covered persons have relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex, which may implicate the Loan Rule.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. In connection with prior independence determinations, PricewaterhouseCoopers LLP communicated, as contemplated by the no-action letter, that it believes that it remains objective and impartial and that a reasonable investor possessing all the facts would conclude that PricewaterhouseCoopers LLP is able to exhibit the requisite objectivity and impartiality to report on the Funds’ financial statements as the independent registered public accounting firm. PricewaterhouseCoopers LLP also represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP concluded that PricewaterhouseCoopers LLP could continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex relied upon the no-action letter in reaching this conclusion.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-

action letter, the Funds will need to take other action in order for the Funds’ filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. In addition, the SEC has indicated that the no-action relief will expire 18 months from its issuance after which the Invesco Funds will no longer be able to rely on the letter unless its term is extended or made permanent by the SEC Staff.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of February 13, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of February 13, 2017 the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Counselor Series Trust (Invesco Counselor Series Trust)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 8, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 8, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	May 8, 2017

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.